UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(formerly known as GE Investments Funds, Inc.)

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders

Semi-Annual Report

30 June 2017

State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of $25,069 on June 30, 2017 (a)(b)

Quality Ratings

as of June 30, 2017 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	% of Fair Value
Aaa / AAA	13.91%
Aa / AA	46.01%
A / A	9.17%
Baa / BBB	20.88%
Ba / BB and lower	1.33%
NR / Other	8.70%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2017	$1,000.00	$1,000.00
Ending Account Value June 30, 2017	$1,025.50	$1,018.45
Expenses Paid During Period*	$6.43	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Bonds and Notes - 99.5%†
U.S. Treasuries - 17.5%
U.S. Treasury Bond 2.50% 05/15/46	603,200	562,178
U.S. Treasury Notes 0.88% 03/31/18 -10/15/18 (a)	1,393,500	1,386,455
1.25% 12/31/18 (a)	524,500	523,660
1.38% 12/15/19 (a)	805,200	803,470
1.50% 05/15/20	15,000	14,982
2.00% 05/31/24	689,700	683,962
2.38% 05/15/27 (a)	18,000	18,116

		3,992,823

Agency Mortgage Backed - 28.8%
Federal Home Loan Mortgage Corp. 3.50% 12/01/46 (a)	980,353	1,007,651
4.50% 06/01/33 - 02/01/35 (a)	4,572	4,916
5.00% 07/01/35 - 06/01/41 (a)	163,911	181,433
5.50% 05/01/20 - 01/01/38 (a)	61,952	70,092
6.00% 08/01/17 - 11/01/37 (a)	148,908	169,754
6.50% 02/01/29 (a)	76	85
6.93% 06/01/26 (a)(b)	60,000	80,225
7.00% 06/01/29 - 08/01/36 (a)	30,717	33,825
7.50% 01/01/30 - 09/01/33 (a)	4,419	4,694
8.00% 11/01/30 (a)	5,540	6,207
8.50% 04/01/30 (a)	6,210	7,402
Federal National Mortgage Assoc. 3.00% 02/01/43 - 06/01/43 (a)	525,478	528,648
3.50% 11/01/42 - 08/01/45 (a)	77,382	79,694
4.00% 05/01/19 - 03/01/44 (a)	420,915	445,241
4.50% 05/01/18 - 01/01/41 (a)	385,443	415,541
5.00% 03/01/34 - 08/01/35 (a)	64,244	71,073
5.50% 06/01/20 - 01/01/39 (a)	229,643	254,141
6.00% 10/01/19 - 07/01/35 (a)	240,782	273,981
6.50% 07/01/17 - 08/01/34 (a)	33,991	37,498
7.00% 08/01/17 - 02/01/34 (a)	8,438	9,032
7.50% 11/01/22 - 12/01/33 (a)	25,028	26,628
8.00% 08/01/25 - 01/01/33 (a)	11,252	12,393
9.00% 12/01/22 (a)	813	871
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35% 04/01/37 (a)(c)	990	1,018
Federal National Mortgage Assoc. TBA 2.50% TBA (d)	453,090	455,355
3.00% TBA (d)	537,914	543,126
3.50% TBA (d)	68,427	70,259
4.00% TBA (d)	255,088	268,101

	Principal Amount $	Fair Value $
Government National Mortgage Assoc. 3.50% 05/20/43 (a)	53,405	55,538
4.00% 01/20/41 - 04/20/43 (a)	182,357	193,434
4.50% 08/15/33 - 03/20/41 (a)	135,427	145,682
6.00% 04/15/27 - 04/15/34 (a)	113,363	131,001
6.50% 04/15/19 - 08/15/34 (a)	51,525	56,647
7.00% 01/15/28 - 10/15/36 (a)	34,631	37,329
7.50% 11/15/31 (a)	300	302
8.50% 10/15/17 (a)	1	1
9.00% 11/15/17 - 12/15/21 (a)	292	318
Government National Mortgage Assoc. 1.50% + 1 year CMT 2.25% 12/20/24 (a)(c)	1,121	1,152
2.38% 02/20/23 - 02/20/26 (a)(c)	3,502	3,545
Government National Mortgage Assoc. TBA 3.00% TBA (d)	489,449	494,343
3.50% TBA (d)	388,922	402,747

		6,580,923

Agency Collateralized Mortgage Obligations - 1.8%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (c)(e)	549,167	1,144
Federal Home Loan Mortgage Corp. REMIC 3.50% 09/15/29 - 11/15/30 (e)	74,755	6,000
5.50% 06/15/33 (e)	25,987	5,141
7.50% 07/15/27 (e)	2,433	386
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR 4.84% 08/15/43 (c)(e)	212,925	42,792
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR 4.94% 06/15/41 - 08/15/46 (c)(e)	548,667	83,432
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR 5.04% 10/15/42 (c)(e)	161,042	30,377
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 5.44% 08/15/25 (c)(e)	36,856	3,105
Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (f)(g)	313	288
8.00% 02/01/23 - 07/01/24 (e)	1,015	170

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR 4.79% 03/15/44 (c)(e)	291,191	58,337
Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (f)(g)	40	31
1.21% 12/25/42 (c)(e)	31,189	1,420
5.00% 09/25/40 (e)	35,925	3,935
7.00% 09/25/20	121	127
8.00% 05/25/22 (e)	1	19
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.78% 07/25/38 - 08/25/42 (c)(e)	561,056	108,605
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 5.38% 10/25/43 (c)(e)	148,983	34,597
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR 6.28% 05/25/18 (c)(e)	5,104	73
Federal National Mortgage Assoc. STRIPS 1.87% 12/25/34 (f)(g)	22,608	20,112
4.50% 08/25/35 - 01/25/36 (e)	28,743	5,085
5.00% 03/25/38 - 05/25/38 (e)	16,108	2,456
5.50% 12/25/33 (e)	6,730	1,323
6.00% 01/25/35 (e)	11,348	2,271
7.50% 11/25/23 (e)	5,244	831
8.00% 08/25/23 - 07/25/24 (e)	2,045	400
8.50% 07/25/22 (e)	34	4
8.50% 07/25/22 (e)**	1	—
9.00% 05/25/22 (e)	34	4
Government National Mortgage Assoc. REMIC 4.50% 02/20/38 - 08/16/39 (e)	35,575	2,290
5.00% 01/20/38 - 09/20/38 (e)	17,683	708
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.63% 01/16/40 (c)(e)	33,672	6,303

		421,766

Asset Backed - 0.9%
Citibank Credit Card Issuance Trust 2014-A6 2.15% 07/15/21	100,000	100,817

	Principal Amount $	Fair Value $
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21	100,000	99,911

		200,728

Corporate Notes - 42.9%
21st Century Fox America Inc. 3.38% 11/15/26	14,000	13,968
4.75% 11/15/46	6,000	6,412
6.65% 11/15/37	15,000	19,810
Abbott Laboratories 2.90% 11/30/21	23,000	23,219
3.75% 11/30/26	33,000	33,690
4.90% 11/30/46	10,000	11,052
AbbVie Inc. 2.00% 11/06/18	29,000	29,070
3.20% 05/14/26	10,000	9,883
4.45% 05/14/46	12,000	12,404
ACCO Brands Corp. 5.25% 12/15/24 (h)	17,000	17,659
Aetna Inc. 3.50% 11/15/24	27,000	27,854
Aflac Inc. 4.00% 10/15/46	10,000	9,868
Agrium Inc. 4.90% 06/01/43	8,000	8,646
Alexandria Real Estate Equities Inc. 3.95% 01/15/28	18,000	18,306
Allergan Funding SCS 3.00% 03/12/20 (a)	23,000	23,501
3.45% 03/15/22 (a)	23,000	23,706
3.80% 03/15/25 (a)	13,000	13,448
4.55% 03/15/35 (a)	7,000	7,477
4.75% 03/15/45 (a)	2,000	2,162
Altria Group Inc. 2.63% 09/16/26 (a)	16,000	15,406
2.95% 05/02/23 (a)	23,000	23,177
3.88% 09/16/46 (a)	5,000	4,864
4.50% 05/02/43 (a)	3,000	3,198
American Axle & Manufacturing Inc. 6.25% 04/01/25 (a)(h)	16,000	15,600
6.50% 04/01/27 (a)(h)	8,000	7,780
6.63% 10/15/22 (a)	9,000	9,225
American Campus Communities Operating Partnership LP 4.13% 07/01/24 (a)	10,000	10,452
American Electric Power Company Inc. 2.95% 12/15/22 (a)	36,000	36,648
American Express Co. 3.63% 12/05/24 (a)	21,000	21,490

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

American International Group Inc. 4.50% 07/16/44 (a)	12,000	12,219
4.80% 07/10/45 (a)	3,000	3,206
American Tower Corp. (REIT) 3.38% 10/15/26 (a)	23,000	22,505
3.40% 02/15/19 (a)	42,000	42,879
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63% 05/20/24	8,000	8,260
5.88% 08/20/26	12,000	12,300
Amgen Inc. 2.20% 05/22/19 (a)	44,000	44,271
2.65% 05/11/22	25,000	25,081
4.56% 06/15/48 (a)	12,000	12,645
Amkor Technology Inc. 6.63% 06/01/21 (a)	43,000	43,806
Anadarko Petroleum Corp. 4.85% 03/15/21 (a)	3,000	3,202
6.20% 03/15/40 (a)	15,000	17,148
6.60% 03/15/46 (a)	3,000	3,704
Anheuser-Busch InBev Finance Inc. 3.65% 02/01/26 (a)	20,000	20,607
4.70% 02/01/36	10,000	11,048
4.90% 02/01/46 (a)	15,000	16,953
Anheuser-Busch InBev Worldwide Inc. 2.50% 07/15/22 (a)	33,000	32,949
Anthem Inc. 3.30% 01/15/23	20,000	20,395
Apache Corp. 5.10% 09/01/40 (a)	15,000	15,343
Apple Inc. 2.50% 02/09/22 (a)	15,000	15,131
2.85% 05/11/24	25,000	25,121
3.35% 02/09/27 (a)	19,000	19,455
3.45% 02/09/45 (a)	11,000	10,352
4.25% 02/09/47 (a)	7,000	7,435
Applied Materials Inc. 3.30% 04/01/27	2,000	2,033
4.35% 04/01/47	7,000	7,441
Aramark Services Inc. 5.13% 01/15/24 (a)	21,000	22,076
Archer-Daniels-Midland Co. 2.50% 08/11/26 (a)	38,000	36,380
Ascension Health 4.85% 11/15/53 (a)	12,000	13,922
AstraZeneca PLC 2.38% 11/16/20 (a)	10,000	10,057
3.13% 06/12/27	16,000	15,949
3.38% 11/16/25 (a)	16,000	16,344

	Principal Amount $	Fair Value $
AT&T Inc. 2.63% 12/01/22 (a)	16,000	15,680
3.00% 06/30/22 (a)	16,000	16,028
4.25% 03/01/27 (a)	12,000	12,407
4.45% 04/01/24 (a)	23,000	24,214
4.50% 05/15/35 (a)	23,000	22,651
4.80% 06/15/44 (a)	17,000	16,870
5.25% 03/01/37 (a)	19,000	20,264
5.45% 03/01/47 (a)	14,000	15,091
Bank of America Corp. 2.65% 04/01/19	25,000	25,302
3.25% 10/21/27 (a)	8,000	7,732
3.88% 08/01/25 (a)	22,000	22,761
3.95% 04/21/25 (a)	25,000	25,333
4.25% 10/22/26 (a)	22,000	22,657
Bank of America Corp. 1.16% + 3 month USD LIBOR 3.12% 01/20/23 (a)(c)	32,000	32,348
Bank of America Corp. 1.58% + 3 month USD LIBOR 3.82% 01/20/28 (a)(c)	6,000	6,105
Bank of America Corp. 1.81% + 3 month USD LIBOR 4.24% 04/24/38 (a)(c)	27,000	28,109
Barrick Gold Corp. 4.10% 05/01/23	8,000	8,654
Barrick North America Finance LLC 5.70% 05/30/41	5,000	5,928
Baxalta Inc. 2.88% 06/23/20	24,000	24,381
Becton Dickinson and Co. 2.89% 06/06/22 (a)	17,000	17,021
3.70% 06/06/27 (a)	12,000	12,019
3.73% 12/15/24 (a)	2,000	2,033
4.67% 06/06/47 (a)	8,000	8,240
Berkshire Hathaway Energy Co. 6.13% 04/01/36	11,000	14,147
Berry Plastics Corp. 5.13% 07/15/23	25,000	26,031
Biogen Inc. 2.90% 09/15/20	9,000	9,192
BMW US Capital LLC 2.00% 04/11/21 (h)	12,000	11,891
2.80% 04/11/26 (h)	18,000	17,511
Boardwalk Pipelines LP 4.45% 07/15/27	18,000	18,431
BP Capital Markets PLC 1.38% 05/10/18	23,000	22,953
3.22% 11/28/23	24,000	24,370
Brighthouse Financial Inc. 3.70% 06/22/27 (h)	8,000	7,877
4.70% 06/22/47 (h)	6,000	5,899

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63% 01/15/24 (h)	26,000	26,592
3.88% 01/15/27 (h)	8,000	8,216
Buckeye Partners LP 3.95% 12/01/26	14,000	13,859
5.60% 10/15/44	7,000	7,235
CalAtlantic Group Inc. 5.25% 06/01/26	25,000	25,938
Calpine Corp. 5.75% 01/15/25	27,000	25,313
5.88% 01/15/24 (h)	58,000	59,740
Canadian Natural Resources Ltd. 3.85% 06/01/27	10,000	9,943
4.95% 06/01/47	6,000	6,098
Capital One Financial Corp. 4.20% 10/29/25	43,000	43,363
Cardinal Health Inc. 2.62% 06/15/22	16,000	16,013
3.08% 06/15/24	10,000	10,022
3.41% 06/15/27	16,000	15,932
4.37% 06/15/47	4,000	4,118
Caterpillar Inc. 4.30% 05/15/44	14,000	15,120
Catholic Health Initiatives 2.60% 08/01/18	15,000	15,080
4.35% 11/01/42	16,000	14,459
CBL & Associates LP 5.95% 12/15/26	3,000	2,971
CBS Corp. 2.50% 02/15/23 (d)	15,000	14,824
2.90% 01/15/27	23,000	21,787
3.38% 02/15/28 (d)	15,000	14,703
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88% 04/01/24 (h)	25,000	26,688
Celgene Corp. 3.88% 08/15/25	12,000	12,533
5.00% 08/15/45	16,000	18,041
Cenovus Energy Inc. 5.40% 06/15/47 (h)	3,000	2,804
CenturyLink Inc. 5.80% 03/15/22	30,000	31,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (h)	53,000	53,927
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20	32,000	33,065
4.91% 07/23/25	32,000	34,573
6.38% 10/23/35	5,000	5,933
6.48% 10/23/45	9,000	10,815

	Principal Amount $	Fair Value $
Chevron Corp. 3.19% 06/24/23	22,000	22,767
Chubb INA Holdings Inc. 4.35% 11/03/45	8,000	8,785
Cigna Corp. 3.25% 04/15/25	26,000	26,104
Cimarex Energy Co. 3.90% 05/15/27	12,000	12,067
Cinemark USA Inc. 4.88% 06/01/23	18,000	18,388
Cisco Systems Inc. 2.50% 09/20/26	24,000	23,016
Citigroup Inc. 1.75% 05/01/18 (a)	29,000	28,987
2.05% 12/07/18 (a)	41,000	41,062
4.45% 09/29/27	14,000	14,562
Citigroup Inc. 1.10% + 3 month USD LIBOR 2.28% 05/17/24 (a)(c)	35,000	34,964
Citigroup Inc. 1.56% + 3 month USD LIBOR 3.89% 01/10/28 (a)(c)	24,000	24,393
Citigroup Inc. 1.84% + 3 month USD LIBOR 4.28% 04/24/48 (a)(c)	33,000	33,814
CMS Energy Corp. 4.88% 03/01/44	23,000	25,670
CNA Financial Corp. 5.88% 08/15/20	36,000	39,643
CNH Industrial N.V. 4.50% 08/15/23	25,000	26,563
Columbia Pipeline Group Inc. 3.30% 06/01/20	15,000	15,368
Comcast Corp. 3.38% 08/15/25	21,000	21,546
4.20% 08/15/34	22,000	23,322
4.60% 08/15/45	6,000	6,552
ConocoPhillips Co. 5.95% 03/15/46	5,000	6,262
Consolidated Edison Company of New York Inc. 2.90% 12/01/26	15,000	14,707
Constellation Brands Inc. 2.70% 05/09/22	15,000	14,980
3.50% 05/09/27	9,000	8,993
4.50% 05/09/47	5,000	5,154
Corporation Andina de Fomento 4.38% 06/15/22 (a)	71,000	76,774
Costco Wholesale Corp. 3.00% 05/18/27	34,000	33,912
CSX Corp. 4.50% 08/01/54	13,000	13,650

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

CVS Health Corp. 3.88% 07/20/25	17,000	17,677
5.13% 07/20/45	10,000	11,480
Daimler Finance North America LLC 2.38% 08/01/18 (a)(h)	150,000	150,963
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (h)	24,000	25,545
Danaher Corp. 4.38% 09/15/45	11,000	12,037
Dell International LLC/EMC Corp. 3.48% 06/01/19 (h)	38,000	38,890
4.42% 06/15/21 (h)	23,000	24,245
6.02% 06/15/26 (h)	13,000	14,321
8.35% 07/15/46 (h)	10,000	12,920
Delphi Automotive PLC 4.40% 10/01/46	13,000	12,981
Deutsche Bank AG 3.70% 05/30/24	9,000	8,999
Devon Energy Corp. 5.00% 06/15/45	12,000	12,240
5.85% 12/15/25	12,000	13,638
Diageo Investment Corp. 2.88% 05/11/22	21,000	21,510
Dollar General Corp. 1.88% 04/15/18	45,000	45,033
Dominion Energy Inc. 2.58% 07/01/20	12,000	12,061
3.63% 12/01/24	16,000	16,394
DTE Energy Co. 2.85% 10/01/26	15,000	14,268
Duke Energy Corp. 3.75% 09/01/46	10,000	9,514
Duke Energy Progress LLC 4.15% 12/01/44	15,000	15,725
Eastman Chemical Co. 3.60% 08/15/22	11,000	11,412
Ecopetrol S.A. 5.88% 05/28/45	21,000	19,278
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 1.70% 05/01/20 (c)	17,000	17,102
Electricite de France S.A. 2.15% 01/22/19 (h)	46,000	46,150
Eli Lilly & Co. 3.10% 05/15/27	18,000	18,176
3.70% 03/01/45	4,000	3,957
3.95% 05/15/47	7,000	7,239
Embraer Netherlands Finance BV 5.40% 02/01/27	18,000	18,810
Emera US Finance LP 4.75% 06/15/46	5,000	5,284

	Principal Amount $	Fair Value $
Enable Midstream Partners LP 4.40% 03/15/27	33,000	33,122
Enbridge Energy Partners LP 5.50% 09/15/40	6,000	6,292
Encana Corp. 3.90% 11/15/21	24,000	24,461
Energy Transfer Equity LP 5.88% 01/15/24	71,000	75,260
Energy Transfer LP 5.30% 04/15/47	7,000	6,934
6.50% 02/01/42	27,000	30,194
Entergy Louisiana LLC 3.05% 06/01/31	14,000	13,520
Enterprise Products Operating LLC 3.95% 02/15/27	16,000	16,540
ERP Operating LP 4.50% 07/01/44	9,000	9,607
Exelon Corp. 3.50% 06/01/22	25,000	25,638
4.45% 04/15/46	11,000	11,385
Express Scripts Holding Co. 3.40% 03/01/27	15,000	14,478
4.80% 07/15/46	8,000	8,149
Exxon Mobil Corp. 2.22% 03/01/21	19,000	19,123
3.04% 03/01/26	8,000	8,069
FedEx Corp. 4.10% 02/01/45	2,000	1,965
FirstEnergy Corp. 3.90% 07/15/27	9,000	9,002
4.85% 07/15/47	4,000	4,054
Florida Power & Light Co. 4.13% 02/01/42	21,000	22,273
Ford Motor Co. 4.35% 12/08/26	29,000	29,866
Frontier Communications Corp. 7.13% 03/15/19	61,000	63,592
11.00% 09/15/25	9,000	8,348
General Dynamics Corp. 2.13% 08/15/26	11,000	10,318
General Motors Co. 5.20% 04/01/45	5,000	4,912
General Motors Financial Company Inc. 3.15% 01/15/20	30,000	30,513
5.25% 03/01/26	24,000	25,925
Georgia-Pacific LLC 3.60% 03/01/25 (h)	5,000	5,156
Gilead Sciences Inc. 1.95% 03/01/22	15,000	14,699
2.95% 03/01/27	16,000	15,530
3.65% 03/01/26	13,000	13,390
4.15% 03/01/47	11,000	11,078

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Glencore Finance Canada Ltd. 5.55% 10/25/42 (h)	6,000	6,390
Glencore Funding LLC 4.00% 03/27/27 (h)	35,000	34,440
Great Plains Energy Inc. 2.50% 03/09/20	17,000	17,157
3.15% 04/01/22	12,000	12,126
3.90% 04/01/27	12,000	12,141
4.85% 04/01/47	2,000	2,061
Halliburton Co. 3.80% 11/15/25	23,000	23,573
5.00% 11/15/45	14,000	14,916
HCA Inc. 4.75% 05/01/23	40,000	42,300
Hess Corp. 4.30% 04/01/27	13,000	12,700
5.60% 02/15/41	10,000	9,842
5.80% 04/01/47	8,000	8,077
Hewlett Packard Enterprise Co. 6.35% 10/15/45	7,000	7,407
Honeywell International Inc. 1.40% 10/30/19 (a)	24,000	23,838
2.50% 11/01/26 (a)	6,000	5,753
Hyundai Capital America 2.13% 10/02/17 (a)(h)	23,000	23,016
3.10% 04/05/22 (h)	9,000	9,023
Illinois Tool Works Inc. 3.50% 03/01/24 (a)	23,000	24,099
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24 (a)	30,000	30,727
Ingles Markets Inc. 5.75% 06/15/23 (a)	37,000	36,399
Intel Corp. 2.60% 05/19/26 (a)	31,000	29,990
2.88% 05/11/24	25,000	25,088
International Flavors & Fragrances Inc. 4.38% 06/01/47	5,000	5,098
International Paper Co. 4.40% 08/15/47 (a)	13,000	13,104
Interstate Power & Light Co. 3.40% 08/15/25 (a)	10,000	10,109
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (h)	2,000	2,060
JB Poindexter & Company Inc. 9.00% 04/01/22 (a)(h)	13,000	13,634
JBS USA LUX S.A./JBS USA Finance Inc. 5.75% 06/15/25 (a)(h)	27,000	25,380
Jefferies Group LLC 5.13% 01/20/23 (a)	15,000	16,332
6.50% 01/20/43 (a)	16,000	18,103

	Principal Amount $	Fair Value $
Johnson & Johnson 3.63% 03/03/37 (a)	17,000	17,798
Johnson Controls International PLC 4.50% 02/15/47	7,000	7,451
JPMorgan Chase & Co. 2.30% 08/15/21 (a)	31,000	30,817
2.55% 10/29/20 (a)	20,000	20,166
3.30% 04/01/26 (a)	22,000	21,848
3.63% 12/01/27 (a)	13,000	12,868
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR 3.22% 03/01/25 (c)	17,000	17,004
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR 3.78% 02/01/28 (a)(c)	16,000	16,364
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR 3.54% 05/01/28 (c)	27,000	27,149
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR 5.00% 12/29/49 (a)(c)	17,000	17,425
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR 6.10% 10/29/49 (a)(c)	55,000	59,675
KB Home 7.00% 12/15/21 (a)	25,000	28,000
Kinder Morgan Energy Partners LP 3.50% 09/01/23 (a)	16,000	16,130
6.38% 03/01/41 (a)	10,000	11,289
Kinder Morgan Inc. 3.05% 12/01/19	9,000	9,157
5.05% 02/15/46	10,000	10,055
5.55% 06/01/45	17,000	18,038
Kraft Heinz Foods Co. 4.38% 06/01/46	20,000	19,492
Kreditanstalt fuer Wiederaufbau 4.50% 07/16/18 (a)	85,000	87,679
L Brands Inc. 5.63% 02/15/22	31,000	33,170
Lee Enterprises Inc. 9.50% 03/15/22 (h)	35,000	36,050
Lennar Corp. 4.50% 11/15/19	23,000	23,863
4.75% 05/30/25	11,000	11,495
Levi Strauss & Co. 5.00% 05/01/25	26,000	27,170
Lincoln National Corp. 3.63% 12/12/26	20,000	20,086
Lockheed Martin Corp. 4.70% 05/15/46	11,000	12,378
Lowe’s Companies Inc. 3.70% 04/15/46	2,000	1,931

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

LYB International Finance BV 4.88% 03/15/44	7,000	7,422
LYB International Finance II BV 3.50% 03/02/27	17,000	16,759
Macy’s Retail Holdings Inc. 4.30% 02/15/43	6,000	4,655
Marathon Oil Corp. 3.85% 06/01/25	12,000	11,714
5.90% 03/15/18	12,000	12,307
6.00% 10/01/17	48,000	48,456
Marathon Petroleum Corp. 3.63% 09/15/24	21,000	21,221
Marsh & McLennan Companies Inc. 3.50% 03/10/25	21,000	21,555
Masco Corp. 4.38% 04/01/26	5,000	5,334
McDonald’s Corp. 3.70% 01/30/26	11,000	11,393
4.88% 12/09/45	9,000	10,048
Medtronic Inc. 4.63% 03/15/45	7,000	7,889
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52	20,000	20,351
Merck & Company Inc. 2.75% 02/10/25	28,000	27,887
MetLife Inc. 4.72% 12/15/44	13,000	14,510
MGM Resorts International 4.63% 09/01/26	16,000	16,160
5.25% 03/31/20	26,000	27,528
6.63% 12/15/21	43,000	48,268
Microsoft Corp. 1.55% 08/08/21 (a)	24,000	23,480
2.40% 08/08/26 (a)	29,000	27,912
3.45% 08/08/36 (a)	15,000	15,027
4.00% 02/12/55 (a)	15,000	15,215
4.10% 02/06/37 (a)	13,000	14,019
4.25% 02/06/47 (a)	23,000	24,939
Molson Coors Brewing Co. 2.10% 07/15/21	17,000	16,716
3.00% 07/15/26	12,000	11,543
4.20% 07/15/46	10,000	9,814
Monsanto Co. 4.70% 07/15/64	5,000	5,044
Morgan Stanley 2.45% 02/01/19 (a)	54,000	54,362
2.63% 11/17/21 (a)	26,000	25,959
2.65% 01/27/20 (a)	25,000	25,262
3.70% 10/23/24 (a)	11,000	11,290
3.95% 04/23/27 (a)	29,000	29,185
4.10% 05/22/23 (a)	50,000	52,191

	Principal Amount $	Fair Value $
Morgan Stanley 1.40% + 3 month USD LIBOR 2.55% 10/24/23 (a)(c)	48,000	48,833
MPLX LP 4.13% 03/01/27	3,000	3,011
5.20% 03/01/47	8,000	8,205
Mylan N.V. 3.15% 06/15/21	11,000	11,190
3.95% 06/15/26	12,000	12,160
National Retail Properties Inc. 4.00% 11/15/25	20,000	20,454
NCL Corporation Ltd. 4.63% 11/15/20 (h)	22,000	22,585
4.75% 12/15/21 (h)	12,000	12,456
Newell Brands Inc. 3.85% 04/01/23	24,000	25,195
4.20% 04/01/26	10,000	10,619
5.50% 04/01/46	10,000	12,057
Newmont Mining Corp. 4.88% 03/15/42	17,000	17,986
Nexen Energy ULC 6.40% 05/15/37	11,000	14,013
NextEra Energy Capital Holdings Inc. 3.55% 05/01/27	7,000	7,108
Noble Energy Inc. 3.90% 11/15/24	25,000	25,691
Northern States Power Co. 2.20% 08/15/20	45,000	45,112
Northern Trust Corp. 1.13% + 3 month USD LIBOR 3.38% 05/08/32 (c)	15,000	14,995
Northrop Grumman Corp. 3.85% 04/15/45	6,000	5,959
Novartis Capital Corp. 3.00% 11/20/25	3,000	3,031
4.00% 11/20/45	6,000	6,293
NRG Energy Inc. 6.25% 07/15/22	26,000	26,683
Nucor Corp. 4.13% 09/15/22	10,000	10,697
Occidental Petroleum Corp. 4.10% 02/15/47	12,000	11,969
Omnicom Group Inc. 3.63% 05/01/22	23,000	24,004
Oracle Corp. 1.90% 09/15/21	24,000	23,787
2.40% 09/15/23	18,000	17,764
4.00% 07/15/46	15,000	15,171
Pacific Gas & Electric Co. 3.40% 08/15/24	68,000	70,133
PacifiCorp 6.25% 10/15/37	12,000	15,950

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Parker-Hannifin Corp. 3.25% 03/01/27 (h)	48,000	48,496
PepsiCo Inc. 3.45% 10/06/46	8,000	7,528
Petroleos Mexicanos 4.50% 01/23/26 (a)	43,000	41,797
5.38% 03/13/22 (a)(h)	25,000	26,319
5.63% 01/23/46 (a)	10,000	8,865
6.38% 01/23/45 (a)	12,000	11,700
6.50% 03/13/27 (h)	25,000	26,856
6.75% 09/21/47	20,000	20,198
PetSmart Inc. 5.88% 06/01/25 (h)	20,000	19,275
7.13% 03/15/23 (a)(h)	25,000	22,250
Pfizer Inc. 3.00% 12/15/26	20,000	20,058
4.13% 12/15/46	13,000	13,809
4.40% 05/15/44	8,000	8,797
Philip Morris International Inc. 4.13% 03/04/43	19,000	19,192
Plains All American Pipeline LP/PAA Finance Corp. 4.70% 06/15/44	10,000	9,127
Potash Corporation of Saskatchewan Inc. 4.00% 12/15/26 (a)	14,000	14,437
PPL Capital Funding Inc. 3.10% 05/15/26 (a)	34,000	33,279
Precision Castparts Corp. 4.38% 06/15/45 (a)	14,000	15,182
Prologis LP 3.75% 11/01/25 (a)	20,000	20,823
Prudential Financial Inc. 3.03% + 3 month USD LIBOR 5.38% 05/15/45 (a)(c)	21,000	22,733
Public Service Electric & Gas Co. 2.38% 05/15/23 (a)	48,000	47,614
PulteGroup Inc. 4.25% 03/01/21 (a)	10,000	10,425
5.50% 03/01/26 (a)	20,000	21,300
QUALCOMM Inc. 2.10% 05/20/20	17,000	17,077
2.90% 05/20/24	9,000	8,979
3.25% 05/20/27	6,000	6,014
4.30% 05/20/47	7,000	7,146
4.80% 05/20/45 (a)	9,000	9,891
Realty Income Corp. 3.00% 01/15/27 (a)	33,000	31,258
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (a)	20,000	20,750

	Principal Amount $	Fair Value $
RenaissanceRe Finance Inc. 3.45% 07/01/27	12,000	11,801
Reynolds American Inc. 4.45% 06/12/25 (a)	19,000	20,397
5.85% 08/15/45 (a)	6,000	7,357
Rio Tinto Finance USA PLC 4.13% 08/21/42 (a)	12,000	12,400
Rockwell Collins Inc. 2.80% 03/15/22 (a)	4,000	4,036
3.20% 03/15/24 (a)	10,000	10,134
3.50% 03/15/27 (a)	7,000	7,099
4.35% 04/15/47 (a)	8,000	8,380
Rogers Communications Inc. 5.00% 03/15/44 (a)	8,000	9,148
RPM International Inc. 3.75% 03/15/27 (a)	17,000	17,277
Ryder System Inc. 2.45% 09/03/19 (a)	53,000	53,484
Sabine Pass Liquefaction LLC 4.20% 03/15/28 (a)(h)	46,000	46,479
5.00% 03/15/27	8,000	8,517
Santander Holdings USA Inc. 2.65% 04/17/20	29,000	28,924
3.70% 03/28/22 (a)(h)	35,000	35,449
Schlumberger Holdings Corp. 3.00% 12/21/20 (a)(h)	18,000	18,326
Select Income REIT 4.25% 05/15/24 (a)	17,000	16,844
Sempra Energy 3.25% 06/15/27	16,000	15,769
Shell International Finance BV 2.88% 05/10/26 (a)	24,000	23,685
3.40% 08/12/23 (a)	11,000	11,420
3.75% 09/12/46 (a)	7,000	6,634
4.13% 05/11/35 (a)	10,000	10,423
Shire Acquisitions Investments Ireland DAC 2.40% 09/23/21 (a)	7,000	6,918
2.88% 09/23/23 (a)	9,000	8,919
3.20% 09/23/26 (a)	5,000	4,890
Simon Property Group LP 3.38% 06/15/27	18,000	17,915
Sinclair Television Group Inc. 5.38% 04/01/21 (a)	45,000	46,193
Smithfield Foods Inc. 2.70% 01/31/20 (a)(h)	10,000	10,052
4.25% 02/01/27 (a)(h)	25,000	25,639
Southern California Edison Co. 2.40% 02/01/22 (a)	20,000	20,063
Southern Copper Corp. 5.88% 04/23/45 (a)	10,000	10,717

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Spectra Energy Partners LP 3.38% 10/15/26 (a)	7,000	6,843
4.50% 03/15/45 (a)	5,000	4,935
Sprint Corp. 7.63% 02/15/25	42,000	48,353
Standard Industries Inc. 5.38% 11/15/24 (h)	52,000	54,795
Statoil ASA 3.95% 05/15/43	11,000	10,780
Sunoco LP/Sunoco Finance Corp. 5.50% 08/01/20 (a)	17,000	17,425
6.25% 04/15/21 (a)	8,000	8,360
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR 5.05% 12/31/99 (a)(c)	36,000	36,540
SUPERVALU Inc. 6.75% 06/01/21 (a)	43,000	42,140
Sysco Corp. 3.25% 07/15/27	16,000	15,741
T-Mobile USA Inc. 6.63% 04/01/23 (a)	27,000	28,571
Tampa Electric Co. 4.35% 05/15/44 (a)	22,000	22,558
Target Corp. 2.50% 04/15/26 (a)	23,000	21,807
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (a)(h)	13,000	14,571
TEGNA Inc. 5.50% 09/15/24 (a)(h)	11,000	11,330
Tenet Healthcare Corp. 4.75% 06/01/20 (a)	17,000	17,595
6.00% 10/01/20 (a)	44,000	47,135
Tesoro Corp. 4.75% 12/15/23 (a)(h)	36,000	38,768
5.13% 12/15/26 (a)(h)	13,000	14,139
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/01/26 (a)	15,000	14,247
4.10% 10/01/46 (a)	7,000	6,457
The Allstate Corp. 4.20% 12/15/46	8,000	8,361
The Allstate Corp. 2.94% + 3 month USD LIBOR 5.75% 08/15/53 (c)	25,000	27,375
The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR 2.66% 05/16/23 (a)(c)	34,000	34,076
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR 3.44% 02/07/28 (a)(c)	24,000	24,357

	Principal Amount $	Fair Value $
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR 4.63% 12/29/49 (a)(c)	50,000	50,430
The Dow Chemical Co. 4.25% 10/01/34	26,000	26,842
The Estee Lauder Companies Inc. 3.15% 03/15/27	23,000	23,184
The Goldman Sachs Group Inc. 2.30% 12/13/19	51,000	51,133
2.35% 11/15/21 (a)	24,000	23,708
2.38% 01/22/18 (a)	56,000	56,249
2.63% 04/25/21	26,000	26,049
2.90% 07/19/18 (a)	30,000	30,341
3.85% 01/26/27 (a)	16,000	16,279
4.25% 10/21/25	7,000	7,236
4.80% 07/08/44	21,000	23,319
5.15% 05/22/45	21,000	23,364
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR 2.91% 06/05/23 (c)	35,000	34,861
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR 3.69% 06/05/28 (c)	15,000	15,061
The Home Depot Inc. 3.35% 09/15/25 (a)	4,000	4,154
3.50% 09/15/56 (a)	17,000	15,430
3.90% 06/15/47	23,000	23,352
The Kroger Co. 2.95% 11/01/21	30,000	30,246
The Mosaic Co. 5.63% 11/15/43	5,000	5,111
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (h)	16,000	16,400
The Sherwin-Williams Co. 2.25% 05/15/20 (a)	19,000	19,041
2.75% 06/01/22 (a)	15,000	14,989
3.13% 06/01/24 (a)	18,000	18,086
4.50% 06/01/47 (a)	7,000	7,346
The Southern Co. 4.40% 07/01/46 (a)	10,000	10,196
The Southern Co. 3.63% + 3 month USD LIBOR 5.50% 03/15/57 (a)(c)	24,000	25,311
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate 3.63% 09/15/31 (a)(c)	22,000	21,828
The Walt Disney Co. 4.13% 06/01/44	10,000	10,512
Time Inc. 5.75% 04/15/22 (a)(h)	36,000	37,215
Time Warner Cable LLC 4.50% 09/15/42 (a)	5,000	4,764
6.55% 05/01/37 (a)	13,000	15,540

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Time Warner Inc. 3.80% 02/15/27 (a)	23,000	23,158
5.35% 12/15/43 (a)	24,000	26,467
TransCanada PipeLines Ltd. 4.88% 01/15/26 (a)	5,000	5,593
Tyco Electronics Group S.A. 2.35% 08/01/19 (a)	41,000	41,230
Tyson Foods Inc. 2.65% 08/15/19 (a)	9,000	9,114
4.55% 06/02/47	11,000	11,597
U.S. Bancorp 3.49% + 3 month USD LIBOR 5.13% 12/29/49 (a)(c)	45,000	47,882
United Technologies Corp. 2.65% 11/01/26 (a)	24,000	23,338
3.75% 11/01/46 (a)	8,000	7,846
UnitedHealth Group Inc. 4.75% 07/15/45 (a)	20,000	23,006
Vale Overseas Ltd. 4.38% 01/11/22 (a)	14,000	14,249
5.88% 06/10/21 (a)	26,000	27,911
6.25% 08/10/26 (a)	25,000	26,969
6.88% 11/10/39 (a)	10,000	10,725
Ventas Realty LP 3.25% 10/15/26 (a)	25,000	24,029
Verizon Communications Inc. 4.40% 11/01/34 (a)	23,000	22,798
4.67% 03/15/55 (a)	16,000	14,979
4.86% 08/21/46 (a)	13,000	12,997
5.05% 03/15/34 (a)	26,000	27,553
5.15% 09/15/23 (a)	13,000	14,438
5.25% 03/16/37 (a)	13,000	13,990
Viacom Inc. 3.45% 10/04/26 (a)	23,000	22,209
Virginia Electric & Power Co. 4.00% 11/15/46 (a)	15,000	15,490
Visa Inc. 3.15% 12/14/25 (a)	16,000	16,246
4.30% 12/14/45 (a)	13,000	14,279
W.R. Grace & Co. 5.63% 10/01/24 (h)	43,000	45,956
Wabtec Corp. 3.45% 11/15/26 (h)	2,000	1,972
Wal-Mart Stores Inc. 4.30% 04/22/44 (a)	10,000	11,092
Walgreens Boots Alliance Inc. 4.65% 06/01/46	8,000	8,385
WEC Energy Group Inc. 3.55% 06/15/25	19,000	19,594
WellCare Health Plans Inc. 5.25% 04/01/25	19,000	19,903

	Principal Amount $	Fair Value $
Wells Fargo & Co. 3.07% 01/24/23 (a)	52,000	52,691
3.90% 05/01/45 (a)	12,000	12,023
4.75% 12/07/46 (a)	22,000	23,522
Wells Fargo & Co. 1.31% + 3 month USD LIBOR 3.58% 05/22/28 (a)(c)	15,000	15,157
Wells Fargo & Co. 3.11% + 3 month USD LIBOR 5.90% 12/29/49 (c)	29,000	31,059
Wells Fargo & Co. 3.99% + 3 month USD LIBOR 5.88% 12/29/49 (a)(c)	32,000	35,263
Western Digital Corp. 7.38% 04/01/23 (h)	5,000	5,494
Westlake Chemical Corp. 3.60% 08/15/26	9,000	8,933
5.00% 08/15/46	7,000	7,404
Williams Partners LP 3.75% 06/15/27	7,000	6,930
3.90% 01/15/25	19,000	19,210
4.90% 01/15/45	7,000	7,018
5.40% 03/04/44	4,000	4,230
Williams Partners LP/ACMP Finance Corp. 4.88% 05/15/23	12,000	12,451
Willis North America Inc. 3.60% 05/15/24	18,000	18,177
Windstream Services LLC 6.38% 08/01/23	47,000	38,804
WPP Finance 2010 3.75% 09/19/24	34,000	34,834
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (h)	18,000	18,439
Xilinx Inc. 2.95% 06/01/24 (h)	23,000	23,056
XLIT Ltd. 5.25% 12/15/43	17,000	19,294
XPO Logistics Inc. 6.50% 06/15/22 (h)	25,000	26,281

		9,798,996

Non-Agency Collateralized Mortgage Obligations – 6.5%
American Tower Trust I (REIT) 1.55% 03/15/43 (h)	72,000	71,855
Banc of America Commercial Mortgage Trust 2007-1 5.48% 01/15/49 (c)	25,188	25,159
Banc of America Commercial Mortgage Trust 2008-1 6.47% 02/10/51 (c)	16,497	16,634

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1 5.56% 11/10/42 (c)	1,527	1,526
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18 6.09% 06/11/50 (c)	50,000	50,607
BXP Trust 2017-GM 3.38% 06/13/39 (h)(i)	61,000	62,825
CFCRE Commercial Mortgage Trust 2016-C7 3.84% 12/10/54	36,036	37,672
Citigroup Commercial Mortgage Trust 2016-P6 3.72% 12/10/49 (c)	160,309	167,631
4.03% 12/10/49 (c)	31,273	32,821
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (c)	25,000	27,051
COMM 2014-CR19 Mortgage Trust 4.88% 08/10/47 (c)(h)	205,000	171,121
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49	68,000	66,467
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50	73,990	77,216
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.16% 07/15/45 (c)	15,000	15,890
JPMDB Commercial Mortgage Securities Trust 2017-C5 3.69% 03/15/50	68,349	71,405
LB-UBS Commercial Mortgage Trust 2007-C6 6.11% 07/15/40 (h)	47,761	47,815
6.11% 07/15/40 (c)	23,981	24,012
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (e)	3,448	26
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.54% 02/15/48 (c)(e)	323,356	23,918
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.11% 03/15/48 (c)(e)	386,243	21,005
Morgan Stanley Capital I Trust 2006-IQ11 6.38% 10/15/42 (c)	50,000	49,371
Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (c)	11,850	11,842
Morgan Stanley Capital I Trust 2007-IQ16 6.33% 12/12/49 (c)	50,000	50,614

	Principal Amount $	Fair Value $
Morgan Stanley Capital I Trust 2008-T29 6.50% 01/11/43 (c)	45,000	46,006
Morgan Stanley Capital I Trust 2016-UBS9 1.40% 03/15/49 (c)(e)	309,769	23,208
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50	43,392	45,049
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46	25,000	26,676
WFRBS Commercial Mortgage Trust 2014-C22 4.06% 09/15/57 (c)(h)	54,883	43,736
WFRBS Commercial Mortgage Trust 2014-C24 3.69% 11/15/47 (h)	78,708	51,398
WFRBS Commercial Mortgage Trust 2014-C25 3.80% 11/15/47 (c)(h)	10,000	7,424
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (c)	58,000	61,846
4.59% 03/15/47 (c)(h)	60,980	50,929
WFRBS Commercial Mortgage Trust 2015-C31 3.85% 11/15/48	10,338	7,862

		1,488,617

Sovereign Bonds - 0.3%
Government of Mexico 4.00% 10/02/23	14,000	14,638
4.75% 03/08/44	26,000	26,026
Government of Peru 5.63% 11/18/50	14,000	16,961
Government of Uruguay 5.10% 06/18/50	14,499	14,771

		72,396

Municipal Bonds and Notes - 0.8%
American Municipal Power Inc. 6.27% 02/15/50	15,000	18,632
Municipal Electric Authority of Georgia 6.64% 04/01/57	28,000	34,330
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39	15,000	15,764
Port Authority of New York & New Jersey 4.46% 10/01/62	40,000	43,774

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

South Carolina State Public Service Authority 6.45% 01/01/50	15,000	17,190
State of California 5.70% 11/01/21	40,000	45,599
State of Illinois 5.10% 06/01/33	10,000	9,361

		184,650

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (i)(j)	50,705	1,095

Total Bonds and Notes (Cost $22,446,655)		22,741,994

	Number of Shares

Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $34,875) (c)	1,395	38,586

Total Investments in Securities (Cost $22,481,530)		22,780,580

	Principal Amount $	Fair Value $

Short-Term Investments - 10.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $2,288,741) (a)(g)(k)	2,288,741	2,288,741

Total Investments (Cost $24,770,271)		25,069,321

Liabilities in Excess of Other Assets, net - (9.7)%		(2,213,495)

NET ASSETS - 100.0%		22,855,826

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$1,020	1.00%	06/20/22	$(19,152)	$(16,210)	$(2,942)
Markit CDX North America High Yield Index	CME Group Inc.	$508	5.00%	12/20/21	$(39,532)	$(19,502)	$(20,030)

							$(22,972)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2017	20	$2,356,719	$(4,786)
10 Yr. U.S. Treasury Notes Futures	September 2017	24	3,012,750	(18,947)

				$(23,733)

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2017	5	$(768,437)	$(4,385)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	4	(663,500)	(9,601)
2 Yr. U.S. Treasury Notes Futures	September 2017	4	(864,438)	649
10 Yr. U.S. Treasury Ultra Futures	September 2017	6	(808,875)	1,864

				$(11,473)

				$(35,206)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Step coupon bond.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Coupon amount represents effective yield.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to $1,837,012 or 8.04% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).
(i)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board.
(j)	Security is in default.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,403,695	$3,403,695	5,055,954	6,170,908	2,288,741	$2,288,741	$8,535

16	Notes to Schedule of Investments

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16*	12/31/15		12/31/14*		12/31/13*		12/31/12*
Inception date	—		—	—		—		—		1/3/95

Net asset value, beginning of period	$11.37		$11.25	$11.56		$11.25		$11.71		$11.35

Income/(loss) from investment operations:
Net investment income	0.11		0.24	0.25		0.27		0.30		0.28
Net realized and unrealized gains/(losses) on investments	0.18		0.09	(0.30)		0.31		(0.46)		0.37

Total income/(loss) from investment operations	0.29		0.33	(0.05)		0.58		(0.16)		0.65

Less distributions from:
Net investment income	—		0.21	0.26		0.27		0.30		0.29

Total distributions	—		0.21	0.26		0.27		0.30		0.29

Net asset value, end of period	$11.66		$11.37	$11.25		$11.56		$11.25		$11.71

Total return(a)	2.55%		2.98%	(0.42)%		5.12%		(1.34)%		5.69%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,856		$25,582	$28,375		$32,668		$34,788		$42,893

Ratios to average net assets:
Net expenses	1.28	%**	1.15%	1.06	%(c)	0.91	%(b)	0.79	%(b)	0.80	%(b)
Gross expenses	1.28	%**	1.15%	1.11%		0.91%		0.80%		0.82%
Net investment income	1.82	%**	1.98%	2.06%		2.14%		2.41%		2.09%
Portfolio turnover rate	153%		220%	241%		282%		256%		327%

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a voluntary waiver of management fees by GE Asset Management, Incorporated (“GEAM”) the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	17

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $22,481,530)	$22,780,580
Short-term affiliated investments, at fair value	2,288,741
Receivable for investments sold	177,278
Income receivable	139,211
Income receivable from affiliated investments	1,627
Other assets	903

Total assets	25,388,340

Liabilities
Payable for investments purchased	2,425,639
Payable for fund shares redeemed	3,574
Payable for variation margin on open centrally cleared swap contracts	1,506
Payable for variation margin on open futures contracts	1,597
Payable to the Adviser (Note 6)	9,547
Payable to the Custodian (Note 6)	71,133
Accrued other expenses	19,518

Total liabilities	2,532,514

Net Assets	$22,855,826

Net Assets Consist of:
Capital paid in	$29,624,085
Undistributed (distributions in excess of) net investment income	221,523
Accumulated net realized loss	(7,230,654)
Net unrealized appreciation (depreciation) on:
Investments	299,050
Futures	(35,206)
Swap contracts	(22,972)

Net Assets	$22,855,826

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,960,048
Net asset value per share	$11.66

The accompanying Notes are an integral part of these financial statements.

18	Statement of Assets and Liabilities

State Street Income V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income
Income
Dividend	$4,334
Interest	364,460
Income from affiliated investments	8,535

Total income	377,329

Expenses
Advisory and administration fees (Note 6)	61,079
Directors’ fees (Note 6)	877
Custody and accounting expenses — net (Note 6)	70,804
Professional fees	15,032
Other expenses	8,014

Total expenses	155,806

Net investment income	$221,523

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$182,856
Futures	8,886
Swap contracts	(32,054)
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	276,412
Futures	(28,249)
Swap contracts	(770)

Net realized and unrealized gain (loss) on investments	407,081

Net increase in net assets resulting from operations	$628,604

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	19

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$221,523	$541,644
Net realized gain (loss) on investments, futures and swap contracts	159,688	55,048
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	247,393	256,314

Net increase (decrease) from operations	628,604	853,006

Distributions to shareholders from:
Net investment income	—	(475,102)

Total distributions	—	(475,102)

Increase (decrease) in assets from operations and distributions	628,604	377,904

Share transactions:
Proceeds from sale of shares	143,145	818,231
Value of distributions reinvested	—	475,102
Cost of shares redeemed	(3,497,494)	(4,465,035)

Net increase (decrease) from share transactions	(3,354,349)	(3,171,702)

Total increase (decrease) in net assets	(2,725,745)	(2,793,798)

Net Assets
Beginning of period	25,581,571	28,375,369

End of period	$22,855,826	$25,581,571

Undistributed (distributions in excess of) net investment income, end of period	$221,523	$—

Changes in Fund Shares
Shares sold	12,448	70,408
Issued for distributions reinvested	—	41,970
Shares redeemed	(303,011)	(384,334)

Net decrease in fund shares	(290,563)	(271,956)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

20	Statements of Changes in Net Assets

State Street Income V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to manage yield, interest rate exposure (also known as duration), and exposure to credit quality, and to gain exposure to certain market segments.

Notes to Financial Statements	21

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps  During the six-month period ended June 30, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

22	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

When-Issued Securities and Forward Commitments  The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

Notes to Financial Statements	23

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

24	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
U.S. Treasuries	$—	$3,992,823	$—	$3,992,823
Agency Mortgage Backed	—	6,580,923	—	6,580,923
Agency Collateralized Mortgage Obligations	—	421,766	—	421,766
Asset Backed	—	200,728	—	200,728
Corporate Notes	—	9,798,996	—	9,798,996
Non-Agency Collateralized Mortgage Obligations	—	1,425,792	62,825	1,488,617
Sovereign Bonds	—	72,396	—	72,396
Municipal Bonds and Notes	—	184,650	—	184,650
FNMA (TBA)	—	—	1,095	1,095
Preferred Stock	38,586	—	—	38,586
Short-Term Investments	2,288,741	—	—	2,288,741

Total Investments in Securities	$2,327,327	$22,678,074	$63,920	$25,069,321

Other Financial Instruments*
Credit Default Swap Contracts — Unrealized Depreciation	$—	$(22,972)	$—	$(22,972)
Long Futures Contracts — Unrealized Depreciation	(23,733)	—	—	(23,733)
Short Futures Contracts — Unrealized Appreciation	2,513	—	—	2,513
Short Futures Contracts — Unrealized Depreciation	(13,986)	—	—	(13,986)

Total Other Financial Instruments	$(35,206)	$(22,972)	$—	$(58,178)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no material transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

Notes to Financial Statements	25

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017			Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	2,513	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(37,719	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilites, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(22,972	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts and credit default swaps as reported in the Schedule of Investments and within the components of the net assets section of the Statements of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statements of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	8,886	(28,249)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	(32,054)	(770)

During the six-month period ended June 30, 2017, the Fund had an average notional value of $3,610,523 and $2,121,886 on long and short futures contracts, respectively. The Fund had an average notional value of $1,480,130 on credit default swaps. Please refer to the tables following the Schedule of Investments for open credit default swaps and futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

26	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

U.S. Government Securities
Purchases	Sales

$33,879,168	$36,702,945

Non-U.S. Government Securities
Purchases	Sales
$4,025,035	$4,953,821

8.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

10.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements	27

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

$24,790,385	$497,262	$(218,326)	$278,936

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2016, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires

$7,203,408	$—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ended December 31, 2016, the Fund utilized $261,704 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred $175,582 of late-year capital losses for the fiscal year ended December 31, 2016.

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$475,102	$—	$475,102
2015	644,616	—	644,616

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, straddle loss deferrals, post October loss deferrals and losses due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$(66,542)	$70,109	$(3,567)

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

11.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

30	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of $28,842 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.72%
JPMorgan Chase & Co.	2.96%
Microsoft Corp.	2.95%
Pfizer Inc.	2.61%
Visa Inc., Class A	2.56%
PepsiCo Inc.	2.46%
Allergan PLC	2.36%
Facebook Inc., Class A	2.29%
Alphabet Inc., Class A	2.20%
Medtronic PLC	2.15%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,104.40	$1,020.63
Expenses paid during the period*	$4.38	$4.21

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.84% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.4%†
Aerospace & Defense - 1.4%
General Dynamics Corp.	933	184,827
Hexcel Corp.	755	39,856
Raytheon Co.	1,016	164,064

		388,747

Airlines - 0.5%
Alaska Air Group Inc.	904	81,143
Delta Air Lines Inc.	1,203	64,649

		145,792

Application Software - 1.8%
Adobe Systems Inc. (a)	480	67,891
Intuit Inc.	705	93,631
salesforce.com Inc. (a)	4,213	364,846

		526,368

Asset Management & Custody Banks - 0.7%
Ameriprise Financial Inc.	739	94,067
BlackRock Inc.	234	98,844

		192,911

Auto Parts & Equipment - 0.2%
Delphi Automotive PLC	673	58,988

Automobile Manufacturers - 0.2%
General Motors Co.	1,970	68,812

Automotive Retail - 1.2%
AutoZone Inc. (a)	588	335,431

Biotechnology - 5.0%
Alexion Pharmaceuticals Inc. (a)	4,121	501,402
Amgen Inc. (b)	2,473	425,925
Biogen Inc. (a)	1,534	416,266
Vertex Pharmaceuticals Inc. (a)	783	100,905

		1,444,498

Building Products - 1.1%
Allegion PLC	3,874	314,259

Cable & Satellite - 2.9%
Charter Communications Inc., Class A (a)	1,138	383,335
Comcast Corp., Class A	6,241	242,900
Liberty Global PLC, Class C (a)	6,247	194,782

		821,017

Communications Equipment - 0.5%
Cisco Systems Inc.	5,021	157,157

	Number of Shares	Fair Value $
Consumer Finance - 0.5%
American Express Co.	1,357	114,313
Discover Financial Services	667	41,481

		155,794

Data Processing & Outsourced Services - 2.9%
PayPal Holdings Inc. (a)	1,568	84,154
Visa Inc., Class A	7,887	739,643

		823,797

Diversified Banks - 5.0%
Bank of America Corp.	12,889	312,687
JPMorgan Chase & Co.	9,354	854,956
U.S. Bancorp	1,875	97,350
Wells Fargo & Co.	3,228	178,863

		1,443,856

Diversified Chemicals - 0.6%
EI du Pont de Nemours & Co.	2,253	181,840

Drug Retail – 0.8%
CVS Health Corp.	1,006	80,943
Walgreens Boots Alliance Inc.	2,017	157,951

		238,894

Electric Utilities - 1.8%
American Electric Power Company Inc.	966	67,108
Duke Energy Corp.	586	48,984
Edison International	790	61,770
Exelon Corp.	2,467	88,985
NextEra Energy Inc.	1,039	145,595
PG&E Corp.	1,437	95,373

		507,815

Electrical Components & Equipment - 0.5%
Acuity Brands Inc.	320	65,050
Rockwell Automation Inc.	437	70,776

		135,826

Environmental & Facilities Services - 0.4%
Republic Services Inc.	1,767	112,611

Fertilizers & Agricultural Chemicals - 0.2%
Monsanto Co.	564	66,755

Financial Exchanges & Data - 1.8%
CME Group Inc.	3,520	440,845
S&P Global Inc.	600	87,594

		528,439

Footwear - 0.6%
NIKE Inc., Class B	3,127	184,493

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Gold - 0.1%
B2Gold Corp. (a)	8,437	23,708

Healthcare Equipment - 4.3%
Abbott Laboratories	5,523	268,473
Becton Dickinson and Co.	222	43,315
Boston Scientific Corp. (a)	8,278	229,466
Medtronic PLC	6,984	619,830
Stryker Corp.	486	67,447

		1,228,531

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	1,064	61,255
Electronic Arts Inc. (a)	503	53,177

		114,432

Home Improvement Retail - 1.0%
Lowe’s Companies Inc.	838	64,970
The Home Depot Inc.	1,387	212,766

		277,736

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	759	76,135

Housewares & Specialties - 1.4%
Newell Brands Inc.	7,670	411,265

Hypermarkets & Super Centers - 0.4%
Wal-Mart Stores Inc.	1,352	102,319

Independent Power Producers & Energy Traders - 0.0%*
Calpine Corp. (a)(b)	990	13,395

Industrial Conglomerates - 1.1%
Honeywell International Inc.	1,278	170,345
Roper Technologies Inc.	644	149,105

		319,450

Industrial Gases - 0.1%
Air Products & Chemicals Inc.	265	37,911

Industrial Machinery - 2.1%
Ingersoll-Rand PLC	3,734	341,250
Xylem Inc.	4,769	264,346

		605,596

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	1,168	91,057

Integrated Oil & Gas - 2.2%
Chevron Corp.	1,938	202,192
Exxon Mobil Corp.	5,206	420,280

		622,472

	Number of Shares	Fair Value $
Integrated Telecommunication Services - 0.4%
Verizon Communications Inc.	2,853	127,415

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc. (a)	629	608,872
Netflix Inc. (a)	236	35,261
The Priceline Group Inc. (a)	112	209,498

		853,631

Internet Software & Services - 5.7%
Alphabet Inc., Class A (a)	682	634,042
Alphabet Inc., Class C (a)	373	338,956
Facebook Inc., Class A (a)	4,372	660,085

		1,633,083

Investment Banking & Brokerage - 3.5%
The Charles Schwab Corp.	11,239	482,827
The Goldman Sachs Group Inc.	2,324	515,696

		998,523

IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	602	74,456
International Business Machines Corp.	328	50,456

		124,912

Life & Health Insurance - 0.6%
MetLife Inc.	1,732	95,156
Prudential Financial Inc.	814	88,026

		183,182

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc.	396	69,090

Managed Healthcare - 0.6%
UnitedHealth Group Inc.	913	169,289

Metal & Glass Containers - 0.3%
Ball Corp.	1,879	79,313

Movies & Entertainment - 1.8%
The Walt Disney Co.	3,509	372,831
Time Warner Inc.	1,545	155,134

		527,965

Multi-Line Insurance - 0.2%
The Hartford Financial Services Group Inc.	993	52,202

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,798	304,527

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Multi-Utilities - 0.9%
Dominion Energy Inc.	390	29,886
Sempra Energy	1,937	218,397

		248,283

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	2,664	175,398
U.S. Silica Holdings Inc.	2,288	81,201

		256,599

Oil & Gas Exploration & Production - 3.0%
Antero Resources Corp. (a)	6,405	138,412
Marathon Oil Corp.	6,832	80,959
Noble Energy Inc.	7,071	200,109
Pioneer Natural Resources Co.	1,738	277,350
Range Resources Corp.	3,201	74,167
RSP Permian Inc. (a)	2,472	79,772

		850,769

Packaged Foods & Meats - 2.2%
Mondelez International Inc., Class A	10,882	469,994
The Kraft Heinz Co.	2,068	177,103

		647,097

Paper Packaging - 0.1%
Packaging Corporation of America	380	42,328

Pharmaceuticals - 5.0%
Allergan PLC	2,797	679,923
Pfizer Inc.	22,430	753,423

		1,433,346

Property & Casualty Insurance - 0.3%
The Allstate Corp.	980	86,671

Railroads - 0.6%
Union Pacific Corp.	1,708	186,018

Regional Banks - 1.6%
First Republic Bank	3,722	372,572
The PNC Financial Services Group Inc.	703	87,784

		460,356

Restaurants - 1.1%
Chipotle Mexican Grill Inc. (a)	94	39,114
McDonald’s Corp.	945	144,736
Starbucks Corp.	2,168	126,416

		310,266

	Number of Shares	Fair Value $
Semiconductor Equipment - 1.5%
Applied Materials Inc.	10,600	437,886

Semiconductors - 1.8%
Broadcom Ltd. (b)	1,288	300,168
Intel Corp.	2,022	68,222
Micron Technology Inc. (a)	2,170	64,796
QUALCOMM Inc.	1,461	80,677

		513,863

Soft Drinks - 2.5%
PepsiCo Inc.	6,155	710,841

Specialized REITs - 2.9%
American Tower Corp.	3,223	426,468
Equinix Inc.	664	284,962
Extra Space Storage Inc.	1,758	137,124

		848,554

Specialty Chemicals - 0.4%
Albemarle Corp.	861	90,870
GCP Applied Technologies Inc. (a)	1,038	31,659

		122,529

Specialty Stores - 0.4%
Signet Jewelers Ltd.	389	24,600
Tractor Supply Co.	895	48,518
Ulta Salon Cosmetics & Fragrance Inc. (a)	122	35,056

		108,174

Steel - 0.1%
ArcelorMittal (a)	1,777	40,391

Systems Software - 3.8%
Microsoft Corp.	12,353	851,492
Oracle Corp.	4,583	229,792

		1,081,284

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	7,448	1,072,661
Hewlett Packard Enterprise Co.	5,632	93,435

		1,166,096

Tobacco - 0.8%
Reynolds American Inc.	3,370	219,185

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	2,910	327,986

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	972	58,923

Total Common Stock (Cost $23,543,240)		28,038,684

Short-Term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $803,184) (c)(d)	803,184	803,184

Total Investments (Cost $24,346,424)		28,841,868

Liabilities in Excess of Other Assets, net - (0.2)%		(49,483)

NET ASSETS - 100.0%		28,792,385

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

S&P 500 Emini Index Futures	September 2017	2	$242,090	$(865)

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.

Abbreviation:

REIT - Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund -Class G Shares	938,819	$938,819	2,144,520	2,280,155	803,184	$803,184	$2,272	$—

Notes to Schedule of Investments	7

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date									1/3/95

Net asset value, beginning of period	$42.02		$42.25	$48.44	$46.63		$35.14		$30.74

Income/(loss) from investment operations:
Net investment income	0.17		0.55	0.53	0.50		0.42		0.45
Net realized and unrealized gains/(losses) on investments	4.20		3.41	(1.56)	5.48		11.49		4.40

Total income/(loss) from investment operations	4.37		3.96	(1.03)	5.98		11.91		4.85

Less distributions from:
Net investment income	—		0.54	0.53	0.46		0.42		0.45
Net realized gains	—		3.65	4.63	3.71		—		—

Total distributions	—		4.19	5.16	4.17		0.42		0.45

Net asset value, end of period	$46.39		$42.02	$42.25	$48.44		$46.63		$35.14

Total Return(a)	10.40%		9.31%	(2.30)%	12.77%		33.91%		15.80%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,792		$27,336	$31,405	$35,178		$34,234		$29,924

Ratios to average net assets:
Net expenses	0.84	%**	0.83%	0.76%	0.77	%(b)	0.80	%(b)	0.80	%(b)
Gross expenses	0.84	%**	0.83%	0.76%	0.77%		0.80%		0.81%
Net investment income	0.71	%**	1.16%	1.04%	0.99%		0.95%		1.22%
Portfolio turnover rate	60%		37%	37%	43%		40%		66%

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $23,543,240)	$28,038,684
Short-term affiliated investments, at fair value	803,184
Cash	1,476
Restricted cash(1)	40,000
Receivable for investments sold	136,601
Income receivable	13,643
Receivable for fund shares sold	328
Income receivable from affiliated investments	668
Receivable for variation margin on open futures contracts	90
Other assets	988

Total assets	29,035,662

Liabilities
Payable for investments purchased	190,326
Payable for fund shares redeemed	1,707
Payable to the Adviser (Note 6)	13,130
Payable to the Custodian (Note 6)	21,920
Accrued other expenses	16,194

Total liabilities	243,277

Net Assets	$28,792,385

Net Assets Consist of:
Capital paid in	$21,735,446
Undistributed (distributions in excess of) net investment income	103,607
Accumulated net realized gain	2,458,753
Net unrealized appreciation (depreciation) on:
Investments	4,495,444
Futures	(865)

Net Assets	$28,792,385

Shares outstanding ($0.01 par value; unlimited shares authorized)	620,708
Net asset value per share	$46.39
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income
Income
Dividend	$217,601
Interest	67
Income from affiliated investments	2,272
Less: Foreign taxes withheld	(18)

Total income	219,922

Expenses
Advisory and administration fees (Note 6)	78,409
Directors’ fees (Note 6)	942
Custody and accounting expenses — net (Note 6)	17,458
Professional fees	13,095
Other expenses	8,894

Total Expenses	118,798

Net investment income	$101,124

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$2,446,884
Futures	28,085
Foreign currency transactions	32
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	219,637
Futures	2,344

Net realized and unrealized gain (loss) on investments	2,696,982

Net Increase in Net Assets Resulting from Operations	$2,798,106

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$101,124	$325,303
Net realized gain (loss) on investments and futures transactions	2,475,001	1,816,355
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	221,981	210,333

Net increase (decrease) from operations	2,798,106	2,351,991

Distributions to shareholders from:
Net investment income	—	(320,358)
Net realized gains	—	(2,161,189)

Total distributions	—	(2,481,547)

Increase (decrease) in assets from operations and distributions	2,798,106	(129,556)

Share transactions:
Proceeds from sale of shares	221,991	100,913
Value of distributions reinvested	—	2,481,547
Cost of shares redeemed	(1,564,023)	(6,521,940)

Net increase (decrease) from share transactions	(1,342,032)	(3,939,480)

Total increase (decrease) in net assets	1,456,074	(4,069,036)

Net Assets
Beginning of period	27,336,311	31,405,347

End of period	$28,792,385	$27,336,311

Undistributed (distributions in excess of) net investment income, end of period	$103,607	$2,483

Changes in Fund Shares
Shares sold	4,913	2,392
Issued for distributions reinvested	—	58,707
Shares redeemed	(34,813)	(153,785)

Net decrease in fund shares	(29,900)	(92,686)

(a)	Unaudited

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, Core Value Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as options, futures, and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in

12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$28,038,684	$—	$—	$28,038,684
Short-Term Investments	803,184	—	—	803,184

Total Investments in Securities	$28,841,868	$—	$—	$28,841,868

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(865)	$—	$—	$(865)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017		Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(865)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	28,085	2,344

During the six-month period ended June 30, 2017, the Fund had an average notional value of $251,381 and $34,007 on long and short futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

Non-U.S. Government Securities
Purchases	Sales

$16,745,343	$17,729,409

Affiliated Investments  The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Schedules of Investments.

8.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation

$24,649,368	$4,657,479	$(464,979)	$4,192,500

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2016.

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$320,358	$2,161,189	$2,481,547
2015	349,409	3,073,095	3,422,504

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) return of capital from securities, distributions from Real Estate Investment Trusts, losses deferred due to wash sales transactions and investments in futures. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$(2,460)	$2,460	$—

10. Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	19

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street Total Return V.I.S. Fund

State Street Total Return V.I.S Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $2,305,984 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	1.21%
Microsoft Corp.	0.86%
Amazon.com Inc.	0.62%
Facebook Inc., Class A	0.58%
Johnson & Johnson	0.58%
Exxon Mobil Corp.	0.55%
JPMorgan Chase & Co.	0.52%
Berkshire Hathaway Inc., Class B	0.52%
Alphabet Inc., Class A	0.45%
Alphabet Inc., Class C	0.44%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period
January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period
June 30, 2017	$1,076.90	$1,021.70
Expenses Paid During Period*	$3.19	$3.11

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period
January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period
June 30, 2017	$1,075.40	$1,020.48
Expenses Paid During Period*	$4.48	$4.36

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.62% for Class 1 and 0.87% for Class 3 (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Equity Securities - 62.9%†
Consumer Discretionary - 7.5%
Amazon.com Inc. (a)	14,775	14,302,200
Comcast Corp., Class A	176,824	6,881,990
The Home Depot Inc.	44,647	6,848,850
Other Securities	12,497,377	144,617,224

		172,650,264

Consumer Staples - 5.8%
Novartis AG	71,229	5,935,440
Nestle S.A.	99,339	8,656,440
PepsiCo Inc.	53,408	6,168,090
Philip Morris International Inc.	57,835	6,792,721
The Coca-Cola Co.	143,711	6,445,438
The Procter & Gamble Co.	95,570	8,328,926
Other Securities	5,843,355	92,004,390

		134,331,445

Energy - 3.8%
Chevron Corp.	70,788	7,385,312
Exxon Mobil Corp.	158,007	12,755,905
Other Securities	75,615,59	68,026,254

		88,167,471

Financials - 11.6%
Bank of America Corp.	372,029	9,025,424
Berkshire Hathaway Inc., Class B (a)	70,843	11,998,679
Citigroup Inc.	102,853	6,878,809
JPMorgan Chase & Co.	132,478	12,108,489
Wells Fargo & Co.	167,606	9,287,048
Other Securities	43,166,099	218,818,587

		268,117,036

Healthcare - 7.4%
Johnson & Johnson	100,493	13,294,219
Merck & Company Inc.	102,212	6,550,767
Pfizer Inc.	223,055	7,492,418
UnitedHealth Group Inc.	36,051	6,684,576
Other Securities	3,908,031	136,047,766

		170,069,746

Industrials - 7.0%
General Electric Co.	325,651	8,795,833
Other Securities	8,404,281	153,964,763

		162,760,596

	Principal Amount ($) or Number of Shares	Fair Value $
Information Technology - 10.7%
Alphabet Inc., Class A (a)	11,066	10,287,839
Alphabet Inc., Class C (a)	11,095	10,082,359
Apple Inc.	194,587	28,024,420
Cisco Systems Inc.	186,734	5,844,774
Facebook Inc., Class A (a)	88,172	13,312,209
Intel Corp.	175,940	5,936,216
Microsoft Corp.	288,085	19,857,699
Tencent Holdings Ltd.	183,000	6,545,049
Visa Inc., Class A	68,957	6,466,787
Samsung Electronics Company Ltd.	3,108	6,456,947
Other Securities	7,230,268	134,922,436

		247,736,735

Materials - 3.2%
Other Securities	6,244,307	72,763,658

		72,763,658

Real Estate - 2.0%
Other Securities	5,740,315	46,562,086

		46,562,086

Telecommunication Services - 1.9%
AT&T Inc.	229,877	8,673,259
Verizon Communications Inc.	152,440	6,807,970
Other Securities	8,113,383	28,813,651

		44,294,880

Utilities - 2.0%
Other Securities	7,308,485	46,092,937

		46,092,937

Total Equity Securities (Cost $1,094,770,889)		1,453,546,854

Bonds and Notes - 29.3%
U.S. Treasuries - 10.2%
U.S. Treasury Bonds 2.25% 08/15/46	1,100,000	970,234
2.50% 02/15/45 - 05/15/46	4,510,000	4,207,039
2.75% 11/15/42	650,000	643,144
2.88% 08/15/45 - 11/15/46	1,800,000	1,812,882
3.00% 05/15/42 - 05/15/47	12,800,000	13,241,591
3.13% 08/15/44	2,000,000	2,115,938
3.38% 05/15/44	2,900,000	3,208,238
3.63% 08/15/43 - 02/15/44	1,740,000	2,006,568
3.75% 11/15/43	1,400,000	1,647,789
4.38% 02/15/38 - 11/15/39	1,000,000	1,275,723

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount ($)	Fair Value $

4.50% 02/15/36	2,000,000	2,584,766
4.63% 02/15/40	500,000	659,981
5.25% 02/15/29	200,000	258,344
5.50% 08/15/28	1,450,000	1,896,442
6.00% 02/15/26	1,827,000	2,368,106
6.38% 08/15/27	200,000	273,523
7.63% 11/15/22 - 02/15/25	500,000	664,109
7.88% 02/15/21	2,000,000	2,432,032
8.75% 05/15/20	3,000,000	3,607,266
9.00% 11/15/18	3,000,000	3,313,593
U.S. Treasury Notes 0.75% 08/31/18	2,000,000	1,986,796
1.00% 10/15/19	3,500,000	3,467,051
1.13% 12/31/19 - 09/30/21	17,000,000	16,759,199
1.25% 10/31/18 - 10/31/21	15,500,000	15,370,141
1.38% 07/31/18 - 05/31/21	15,500,000	15,419,512
1.50% 11/30/19 - 08/15/26	15,900,000	15,682,604
1.63% 04/30/19 - 05/15/26	19,240,000	18,959,580
1.75% 10/31/20 - 09/30/22	18,600,000	18,580,688
1.88% 01/31/22 - 04/30/22	10,000,000	10,005,979
2.00% 07/31/20 - 11/15/26	28,844,000	28,765,930
2.13% 08/31/20 - 11/30/23	9,600,000	9,702,666
2.25% 03/31/21 - 02/15/27	12,190,000	12,260,487
2.38% 12/31/20 - 05/15/27	8,500,000	8,642,215
2.50% 05/15/24	2,500,000	2,560,742
2.63% 08/15/20 - 11/15/20	3,885,000	4,008,294
3.13% 05/15/21	4,000,000	4,208,280
3.63% 02/15/21	700,000	747,606

		236,315,078

U.S. Government Sponsored Agency - 0.0%*
Other Securities	1,000,000	1,042,459

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. 2.37% 05/25/22	600,000	604,743
2.60% 10/25/23	120,153	122,271
2.75% 01/25/26	300,000	299,963
2.79% 10/25/20	32,430	32,871
2.87% 12/25/21	800,000	823,689
3.06% 07/25/23 (b)	600,000	620,938
3.30% 04/25/23 (b)	100,000	104,797
3.39% 03/25/24	200,000	210,597
3.40% 07/25/19	82,348	83,994
3.41% 05/25/19 (b)	150,424	152,941
3.49% 01/25/24 (b)	300,000	317,626
3.53% 07/25/23	800,000	848,214
3.97% 01/25/21 (b)	200,000	212,739
4.25% 01/25/20 (b)	100,000	105,495
4.33% 10/25/20 (b)	450,000	481,924
5.09% 03/25/19	100,000	104,554

	Principal Amount ($)	Fair Value $
Federal National Mortgage Assoc. 2.78% 06/25/21	423,613	431,381

		5,558,737

Agency Mortgage Backed - 8.8%
Federal Home Loan Bank 1.25% 01/16/19	1,800,000	1,796,393
1.38% 05/28/19 - 11/15/19	2,020,000	2,015,569
2.25% 09/07/22	500,000	500,269
Federal Home Loan Mortgage Corp. 1.13% 08/12/21	1,137,000	1,105,624
1.25% 10/02/19	1,500,000	1,492,569
2.38% 01/13/22	2,100,000	2,143,924
2.50% 07/01/28 - 02/01/32	4,157,400	4,183,844
2.51% 11/25/22	300,000	302,795
3.00% 05/01/30 - 03/01/47	15,663,743	15,793,135
3.50% 03/01/26 - 03/01/47	12,210,955	12,566,749
4.00% 06/01/42 - 05/01/46	6,663,555	7,023,465
4.50% 05/01/42 - 01/01/45	107,609	115,851
5.00% 12/01/22 - 06/01/41	2,563,158	2,790,852
5.50% 01/01/38 - 04/01/39	491,189	557,888
6.00% 06/01/37 - 11/01/37	474,676	546,249
6.25% 07/15/32	250,000	355,720
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR 1.73% 06/01/43 (b)	186,649	192,079
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR 2.51% 08/01/43 (b)	248,722	251,526
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR 2.46% 05/01/43 (b)	652,670	661,258
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR 1.89% 04/01/43 (b)	366,308	375,884
Federal National Mortgage Assoc. 1.88% 09/24/26	1,000,000	948,326
2.13% 04/24/26	700,000	681,650
2.50% 02/01/28 - 11/01/31	6,815,299	6,880,191
2.68% 05/25/21 (b)	100,000	102,270
3.00% 01/01/28 - 02/01/47	29,020,885	29,258,799
3.50% 01/01/27 - 02/01/47	27,551,484	28,419,192
4.00% 10/01/41 - 03/01/47	13,554,045	14,303,580
4.50% 11/01/18 - 03/01/46	8,956,924	9,677,024
5.00% 12/01/39 - 06/01/41	2,232,890	2,470,879
5.50% 12/01/35 - 04/01/38	3,204,235	3,588,821

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount ($)	Fair Value $

6.00% 03/01/34 - 08/01/37	2,220,822	2,520,420
6.63% 11/15/30	100,000	143,088
2.50% TBA (c)	250,000	251,250
3.00% TBA (c)	525,000	524,180
Government National Mortgage Assoc. 2.50% 05/20/45	306,287	298,477
3.00% 10/15/42 - 06/20/47	15,463,002	15,645,865
3.50% 03/20/45 - 05/20/47	19,889,275	20,618,259
4.00% 12/20/40 - 06/20/47	7,569,426	7,998,178
4.50% 05/20/40	1,740,526	1,869,722
5.00% 08/15/41	2,707,971	2,976,452

		203,948,266

Asset Backed - 0.2%
Other Securities	4,010,000	3,998,039

Corporate Bonds - 8.9%
Apple Inc.
1.10% 08/02/19	250,000	247,340
1.70% 02/22/19	200,000	200,556
2.25% 02/23/21	200,000	201,308
2.50% 02/09/22	300,000	302,625
3.25% 02/23/26	160,000	162,881
4.38% 05/13/45	465,000	503,473
4.50% 02/23/36	300,000	337,012
4.65% 02/23/46	185,000	207,670
Other Securities	194,190,310	203,058,844

		205,221,709

Non-Agency Collateralized Mortgage Obligations - 0.3%
Other Securities	6,093,360	6,377,573

	Principal Amount ($) or Number of Shares	Fair Value $
Sovereign Bonds - 0.5%
Other Securities	9,702,000	10,392,845

Municipal Bonds and Notes - 0.2%
Other Securities	4,450,000	5,451,524

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (d)(e)	378,353	8,172

Total Bonds and Notes (Cost $673,877,056)		678,314,402

Exchange Traded & Mutual Funds - 3.3%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250) (f)	2,022,863	75,250,504

Total Investments in Securities (Cost $1,840,653,195)		2,207,111,760

Short-Term Investments - 4.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $98,871,767) (f)(g)	98,871,767	98,871,767

Total Investments (Cost $1,939,524,962)		2,305,983,527

Other Assets and Liabilities, net - 0.2%		4,539,681

NET ASSETS - 100.0%		$2,310,523,208

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2017	13	$1,228,240	$(5,237)
MSCI Emerging Market Mini Futures	September 2017	187	9,427,605	(4,174)
Russell 2000 Mini Index Futures	September 2017	11	777,865	8,067
S&P 500 Emini Index Futures	September 2017	41	4,962,845	(11,449)
S&P Mid 400 Emini Index Futures	September 2017	1	174,610	(1,287)

				$(14,080)

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments — June 30, 2017 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by State Street Variable Insurance Series Funds, Inc.’s Board of Directors.
(e)	Security is in default.
(f)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(g)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.
**	Less than 0.005%.

Abbreviations:

LIBOR - London Interbank Offered Rate

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

The Fund was invested in the following countries/territories at June 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	69.03%
Japan	4.64%
United Kingdom	3.79%
Canada	2.22%
Germany	2.06%
France	2.01%
Switzerland	1.96%
China	1.74%
Australia	1.51%
South Korea	1.00%
Netherlands	0.90%
Taiwan	0.78%
Hong Kong	0.71%
Spain	0.70%
Sweden	0.57%
Supranational	0.54%
India	0.52%
Ireland	0.52%
Brazil	0.44%
Mexico	0.42%
Italy	0.41%
South Africa	0.40%
Singapore	0.40%
Denmark	0.35%
Belgium	0.23%
Finland	0.20%
Russian Federation	0.20%
Indonesia	0.16%
Norway	0.16%
Malaysia	0.15%
Philippines	0.14%

Country/Territory	Percentage (based on Fair Value)
Thailand	0.13%
Poland	0.12%
Israel	0.12%
Colombia	0.09%
Chile	0.09%
Turkey	0.08%
Austria	0.07%
Luxembourg	0.05%
Bermuda	0.05%
United Arab Emirates	0.04%
Qatar	0.04%
New Zealand	0.04%
Peru	0.04%
Hungary	0.03%
Portugal	0.03%
Cayman Islands	0.03%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Iraq	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Jordan	0.00%	**
Malta	0.00%	**
Puerto Rico	0.00%	**
Jersey	0.00%	**
United States Virgin Islands	0.00%	**
Monaco	0.00%	**

	100.00%

6	Notes to Summary Schedule of Investments

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.75%	3.87%	5.62%
Pharmaceuticals	1.69%	1.65%	3.34%
Exchange Traded Funds	3.26%	0.00%	3.26%
Internet Software & Services	1.55%	0.74%	2.29%
Integrated Oil & Gas	0.94%	1.05%	1.99%
Technology Hardware, Storage & Peripherals	1.39%	0.54%	1.93%
Semiconductors	0.87%	0.62%	1.49%
Integrated Telecommunication Services	0.70%	0.60%	1.30%
Biotechnology	0.97%	0.29%	1.26%
Industrial Conglomerates	0.78%	0.46%	1.24%
Systems Software	1.18%	0.05%	1.23%
Packaged Foods & Meats	0.42%	0.73%	1.15%
Electric Utilities	0.69%	0.43%	1.12%
Healthcare Equipment	0.70%	0.37%	1.07%
Aerospace & Defense	0.79%	0.27%	1.06%
Internet & Direct Marketing Retail	0.91%	0.10%	1.01%
Life & Health Insurance	0.30%	0.69%	0.99%
Tobacco	0.61%	0.36%	0.97%
Automobile Manufacturers	0.15%	0.80%	0.95%
Data Processing & Outsourced Services	0.82%	0.11%	0.93%
Household Products	0.59%	0.23%	0.82%
Regional Banks	0.43%	0.32%	0.75%
Industrial Machinery	0.26%	0.47%	0.73%
Oil & Gas Exploration & Production	0.49%	0.24%	0.73%
Soft Drinks	0.61%	0.08%	0.69%
IT Consulting & Other Services	0.34%	0.33%	0.67%
Multi-Sector Holdings	0.53%	0.13%	0.66%
Application Software	0.35%	0.29%	0.64%
Cable & Satellite	0.44%	0.20%	0.64%
Managed Healthcare	0.60%	0.02%	0.62%
Railroads	0.30%	0.31%	0.61%
Multi-Line Insurance	0.15%	0.45%	0.60%
Multi-Utilities	0.36%	0.23%	0.59%
Restaurants	0.44%	0.15%	0.59%
Wireless Telecommunication Services	0.00%	0.57%	0.57%
Asset Management & Custody Banks	0.38%	0.16%	0.54%
Property & Casualty Insurance	0.17%	0.37%	0.54%
Movies & Entertainment	0.47%	0.04%	0.51%
Specialty Chemicals	0.20%	0.31%	0.51%
Apparel, Accessories & Luxury Goods	0.11%	0.37%	0.48%
Diversified Chemicals	0.24%	0.24%	0.48%
Personal Products	0.04%	0.44%	0.48%
Investment Banking & Brokerage	0.35%	0.10%	0.45%
Communications Equipment	0.32%	0.13%	0.45%
Hypermarkets & Super Centers	0.29%	0.14%	0.43%
Electrical Components & Equipment	0.18%	0.24%	0.42%
Home Improvement Retail	0.41%	0.01%	0.42%
Financial Exchanges & Data	0.24%	0.18%	0.42%
Diversified Metals & Mining	0.00%	0.41%	0.41%
Food Retail	0.05%	0.33%	0.38%
Specialized REITs	0.38%	0.00%	0.38%
Oil & Gas Storage & Transportation	0.13%	0.25%	0.38%

Notes to Summary Schedule of Investments	7

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

Industry	Domestic	Foreign	Total

Retail REITs	0.17%	0.20%	0.37%
Oil & Gas Refining & Marketing	0.17%	0.18%	0.35%
Trading Companies & Distributors	0.06%	0.28%	0.34%
Air Freight & Logistics	0.25%	0.08%	0.33%
Oil & Gas Equipment & Services	0.27%	0.05%	0.32%
Construction Machinery & Heavy Trucks	0.18%	0.14%	0.32%
Electronic Components	0.09%	0.22%	0.31%
Life Sciences Tools & Services	0.24%	0.07%	0.31%
Apparel Retail	0.16%	0.14%	0.30%
Construction & Engineering	0.03%	0.27%	0.30%
Building Products	0.11%	0.19%	0.30%
Brewers	0.03%	0.27%	0.30%
Auto Parts & Equipment	0.01%	0.29%	0.30%
Consumer Finance	0.25%	0.04%	0.29%
Airlines	0.21%	0.08%	0.29%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Steel	0.03%	0.24%	0.27%
Construction Materials	0.05%	0.22%	0.27%
Semiconductor Equipment	0.13%	0.13%	0.26%
Drug Retail	0.24%	0.02%	0.26%
Research & Consulting Services	0.07%	0.18%	0.25%
Healthcare Services	0.14%	0.11%	0.25%
Commodity Chemicals	0.05%	0.20%	0.25%
Industrial Gases	0.11%	0.12%	0.23%
Hotels, Resorts & Cruise Lines	0.16%	0.07%	0.23%
Distillers & Vintners	0.06%	0.17%	0.23%
Diversified Capital Markets	0.00%	0.23%	0.23%
Fertilizers & Agricultural Chemicals	0.12%	0.08%	0.20%
Home Entertainment Software	0.12%	0.07%	0.19%
Healthcare Distributors	0.16%	0.02%	0.18%
Electronic Equipment & Instruments	0.01%	0.17%	0.18%
Residential REITs	0.16%	0.01%	0.17%
Healthcare Supplies	0.06%	0.11%	0.17%
Insurance Brokers	0.09%	0.08%	0.17%
Footwear	0.13%	0.03%	0.16%
Gold	0.03%	0.13%	0.16%
Casinos & Gaming	0.02%	0.14%	0.16%
General Merchandise Stores	0.11%	0.05%	0.16%
Electronic Manufacturing Services	0.00%	0.15%	0.15%
Consumer Electronics	0.00%	0.15%	0.15%
Office REITs	0.10%	0.05%	0.15%
Home Building	0.05%	0.09%	0.14%
Gas Utilities	0.01%	0.13%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Reinsurance	0.00%	0.14%	0.14%
Advertising	0.05%	0.08%	0.13%
Broadcasting	0.07%	0.06%	0.13%
Real Estate Development	0.00%	0.13%	0.13%
Healthcare Facilities	0.07%	0.05%	0.12%
Real Estate Operating Companies	0.00%	0.12%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Paper Packaging	0.08%	0.04%	0.12%
Tires & Rubber	0.01%	0.10%	0.11%
Automotive Retail	0.09%	0.02%	0.11%

8	Notes to Summary Schedule of Investments

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

Industry	Domestic	Foreign	Total

Department Stores	0.03%	0.08%	0.11%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Thrifts & Mortgage Finance	0.00%	0.10%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Industrial REITs	0.05%	0.05%	0.10%
Specialty Stores	0.08%	0.02%	0.10%
Human Resource & Employment Services	0.01%	0.08%	0.09%
Leisure Products	0.03%	0.06%	0.09%
Other Diversified Financial Services	0.00%	0.09%	0.09%
Highways & Railtracks	0.00%	0.09%	0.09%
Airport Services	0.00%	0.08%	0.08%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Paper Products	0.00%	0.08%	0.08%
Household Appliances	0.02%	0.06%	0.08%
Diversified Support Services	0.02%	0.05%	0.07%
Agricultural Products	0.04%	0.03%	0.07%
Water Utilities	0.02%	0.05%	0.07%
Home Furnishings	0.03%	0.03%	0.06%
Independent Power Producers & Energy Traders	0.02%	0.04%	0.06%
Trucking	0.01%	0.05%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Copper	0.04%	0.02%	0.06%
Marine	0.00%	0.06%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Publishing	0.01%	0.04%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Security & Alarm Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.01%	0.05%
Education Services	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Metal & Glass Containers	0.02%	0.03%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.01%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Home Furnishing Retail	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.03%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Silver	0.00%	0.02%	0.02%
Mortgage REITs	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.30%

Notes to Summary Schedule of Investments	9

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2017 (Unaudited)

Sector	Percentage (based on Fair Value)

U.S. Treasuries	10.24%
Corporate Notes	8.90%
Agency Mortgage Backed	8.84%
Sovereign Bonds	0.45%
Non-Agency Collateralized Mortgage Obligations	0.28%
Agency Collateralized Mortgage Obligations	0.24%
Municipal Bonds and Notes	0.24%
Asset Backed	0.17%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%	**

	29.41%

Short-Term Investments
Short-Term Investments	4.29%

	4.29%

	100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$73,733,356	—	—	2,022,863	$75,250,504	$1,828,692	$—
State Street Corp.	16,264	1,264,038	—	3,000	13,264	1,190,179	10,575	124,254
State Street Institutional U.S. Government Money Market Fund - Class G Shares	72,119,782	72,119,782	212,760,337	186,008,352	98,871,767	98,871,767	164,196	—

		$147,117,176				$175,312,450	$2,003,463	$124,254

10	Notes to Summary Schedule of Investments

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 1
	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date	—		—	—	—		—		7/1/85

Net asset value, beginning of period	$18.08		$17.66	$18.81	$18.71		$17.35		$15.66

Income/(loss) from investment operations:
Net investment income	0.20		0.35	0.31	0.35		0.29		0.28
Net realized and unrealized gains/(losses) on investments	1.19		0.77	(0.52)	0.65		2.29		1.68

Total income/(loss) from investment operations	1.39		1.12	(0.21)	1.00		2.58		1.96

Less distributions from:
Net investment income	—		0.35	0.34	0.34		0.29		0.27
Net realized gains	—		0.35	0.60	0.56		0.93		—

Total distributions	—		0.70	0.94	0.90		1.22		0.27

Net asset value, end of period	$19.47		$18.08	$17.66	$18.81		$18.71		$17.35

Total return(a)	7.69%		6.35%	(1.13)%	5.32%		14.93%		12.55%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$834,234		$797,448	$807,584	$941,344		$1,046,388		$1,015,136

Ratios to average net assets:
Net expenses	0.62	%**	0.60%	0.61%	0.62	%(b)	0.60	%(b)	0.73	%(b)
Gross expenses	0.62	%**	0.60%	0.61%	0.62%		0.61%		0.74%
Net investment income	2.07	%**	1.85%	1.56%	1.66%		1.50%		1.45%
Portfolio turnover rate	10%		45%	70%	78%		175%		168%

	Class 3
	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date	—		—	—	—		—		5/1/06

Net asset value, beginning of period	$18.03		$17.61	$18.75	$18.65		$17.30		$15.62

Income/(loss) from investment operations:
Net investment income	0.17		0.30	0.27	0.28		0.24		0.20
Net realized and unrealized gains/(losses) on investments	1.19		0.77	(0.51)	0.67		2.28		1.71

Total income/(loss) from investment operations	1.36		1.07	(0.24)	0.95		2.52		1.91

Less distributions from:
Net investment income	—		0.30	0.30	0.29		0.24		0.23
Net realized gains	—		0.35	0.60	0.56		0.93		—

Total distributions	—		0.65	0.90	0.85		1.17		0.23

Net asset value, end of period	$19.39		$18.03	$17.61	$18.75		$18.65		$17.30

Total return(a)	7.54%		6.08%	(1.34)%	5.07%		14.64%		12.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,476,289		$1,508,428	$1,633,723	$1,842,997		$1,937,910		$1,769,140

Ratios to average net assets:
Net Expenses	0.87	%**	0.85%	0.86%	0.87	%(b)	0.85	%(b)	0.98	%(b)
Gross Expenses	0.87	%**	0.85%	0.86%	0.87%		0.86%		0.99%
Net investment income	1.81	%**	1.60%	1.31%	1.40%		1.25%		1.20%
Portfolio turnover rate	10%		45%	70%	78%		175%		168%

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
**	Annualized for periods less than one year.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at Fair Value (cost $1,768,113,961)	$2,130,201,077
Investments in affiliated securities, at Fair Value (cost $72,539,234)	76,910,683
Short-term affiliated investments, at Fair Value	98,871,767
Cash	15,670
Restricted cash(1)	969,638
Foreign currency (cost $5,773,805)	5,804,074
Receivable for investments sold	2,411,278
Income receivable	7,363,720
Receivable for fund shares sold	346,258
Income receivable from affiliated investments	45,871
Other assets	82,447

Total assets	2,323,022,483

Liabilities
Payable for investments purchased	8,914,672
Payable for fund shares redeemed	798,477
Payable for variation margin on open futures contracts	6,957
Payable to the Adviser (Note 6)	670,260
Payable to the Custodian (Note 6)	413,220
Distribution and service fees (Note 6)	307,074
Accrued other expenses	1,388,615

Total liabilities	12,499,275

Net Assets	$2,310,523,208

Net Assets Consist of:
Capital paid in	$1,886,036,502
Undistributed (distributions in excess of) net investment income	19,845,206
Accumulated net realized gain	38,160,534
Net unrealized appreciation (depreciation) on:
Investments	366,458,565
Futures	(14,080)
Foreign currency related translations	36,481

Net Assets	$2,310,523,208

Class 1
Net Assets	$834,234,156
Shares outstanding ($0.01 par value, unlimited shares authorized)	42,843,589
Net asset value per share	$19.47

Class 3
Net Assets	$1,476,289,052
Shares outstanding ($0.01 par value, unlimited shares authorized)	76,140,230
Net asset value per share	$19.39
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income
Income
Dividend	$21,232,787
Interest	8,875,922
Income from affiliated investments	2,003,463
Less: Foreign taxes withheld	(1,116,938)

Total income	30,995,234

Expenses
Advisory and administration fees (Note 6)	4,071,303
Distribution and service (Note 6):
Class 1	812,451
Class 3	3,359,250
Directors’ fees (Note 6)	79,065
Custody and accounting expenses — net (Note 6)	438,757
Professional fees	68,448
Other expenses	230,374

Total Expenses	9,059,648

Net investment income	$21,935,586

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$46,503,850
Affiliated investments	124,254
Futures	943,397
Foreign currency transactions	140,146
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	101,010,790
Futures	(303,299)
Foreign currency translations	110,799

Net realized and unrealized gain (loss) on investments	148,529,937

Net Increase in Net Assets Resulting from Operations	$170,465,523

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$21,935,586	$39,680,270
Net realized gain (loss) on investments, futures, and foreign currency related transactions	47,711,647	32,711,371
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	100,818,290	67,038,360

Net increase (decrease) from operations	170,465,523	139,430,001

Distributions to shareholders from:
Net investment income
Class 1	—	(14,840,025)
Class 3	—	(24,277,209)
Net realized gains
Class 1	—	(14,759,944)
Class 3	—	(28,143,917)

Total distributions	—	(82,021,095)

Increase (decrease) in assets from operations and distributions	170,465,523	57,408,906

Share transactions:
Proceeds from sale of shares
Class 1	14,633,617	24,722,908
Class 3	4,884,022	14,430,513
Value of distributions reinvested
Class 1	—	29,599,969
Class 3	—	52,421,126
Cost of shares redeemed
Class 1	(38,348,603)	(83,008,379)
Class 3	(146,987,844)	(231,006,331)

Net increase (decrease) from share transactions	(165,818,808)	(192,840,194)

Total increase (decrease) in net assets	4,646,715	(135,431,288)

Net Assets
Beginning of period	2,305,876,493	2,441,307,781

End of period	$2,310,523,208	$2,305,876,493

Undistributed (distributions in excess of) net investment income, end of period	$19,845,206	$(2,090,380)

Changes in Fund Shares
Class 1
Shares sold	768,449	1,379,965
Issued for distributions reinvested	—	1,641,707
Shares redeemed	(2,031,200)	(4,633,537)

Net increase (decrease) in fund shares	(1,262,751)	(1,611,865)

Class 3
Shares sold	258,395	800,556
Issued for distributions reinvested	—	2,915,525
Shares redeemed	(7,799,831)	(12,806,048)

Net decrease in fund shares	(7,541,436)	(9,089,967)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution and service fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Notes to Financial Statements	15

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as options, futures, options on futures, interest rate swaps and credit default swaps) to gain or hedge exposure to a certain type of broad-based index as an alternative to investing directly in or selling the securities representing such index.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in futures contracts on various stock indices to gain equity exposure. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

16	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Notes to Financial Statements	17

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the prevailing rates of exchange at period end.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

18	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Domestic Equity	$804,164,815	$—	$8,786	$804,173,601
Foreign Equity	649,200,269	—	172,984	649,373,253
U.S. Treasuries	—	236,315,079	—	236,315,079
U.S. Government Sponsored Agencies	—	1,042,459	—	1,042,459
Agency Collateralized Mortgage Obligations	—	5,558,736	—	5,558,736
Agency Mortgage Backed	—	203,948,266	—	203,948,266
Asset Backed	—	3,998,039	—	3,998,039
Corporate Notes	—	205,221,709	—	205,221,709
Non-Agency Collateralized Mortgage Obligations	—	6,377,573	—	6,377,573
Sovereign Bonds	—	10,392,845	—	10,392,845
Municipal Bonds and Notes	—	5,451,524	—	5,451,524
FNMA (TBA)	—	—	8,172	8,172
Exchange Traded & Mutual Funds	75,250,504	—	—	75,250,504
Short-Term Investments	98,871,767	—	—	98,871,767

Total Investments in Securities	$1,627,487,355	$678,306,230	$189,942	$2,305,983,527

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$8,067	$—	$—	$8,067
Long Futures Contracts — Unrealized Depreciation	(22,147)	—	—	(22,147)

Total Other Financial Instruments	$(14,080)	$—	$—	$(14,080)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Transfers between fair value levels were not significant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

Notes to Financial Statements	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017		Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	8,067	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(22,147	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	943,397	(303,299)

During the six-month period ended June 30, 2017, the Fund had an average notional value of $14,844,726 and $52,550,700 on long and short futures contracts, respectively. Please refer to the table following the Summary Schedule of Investments for open futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

State Street Bank and Trust Company (“State Street”) serves as sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in the advisory and administration and custody and accounting expenses, respectively.

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund (each an “Investor Service Plan”). The Investor Service Plans were not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Investor Service Plan provides that, during any fiscal year, the amount of compensation paid under the Investor Service Plans by the Fund’s Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to the share class offered.

Distribution and Shareholder Service (12b-1) Fees   The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”, formerly known as State Street Global Markets, LLC), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation   The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities   The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

U.S. Government Securities
Purchases	Sales

$155,095,151	$173,971,497

Non-U.S. Government Securities
Purchases	Sales

$71,794,219	$243,260,059

Affiliated Investments  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Summary Schedule of Investments.

8.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

10.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

1,947,774,807	449,424,811	(91,216,091)	358,208,720

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2016 as follows:

Capital	Ordinary

$997,930	$124,630

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$42,729,607	$39,291,488	$82,021,095
2015	48,555,357	71,541,941	120,097,298

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, losses deferred due to wash sale transactions, real estate investment trust basis adjustments, foreign capital gains tax, distribution re-designations, foreign currency gains and losses, passive foreign investment company gains and losses, litigation proceeds, return of capital distributions from securities,

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

corporate actions, straddle loss deferrals, partnership basis adjustments, and distributions from real estate investment trusts. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$(357,470)	$357,470	$—

11.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributor, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

24	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $184,556 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.60%
Microsoft Corp.	2.55%
Amazon.com Inc.	1.85%
Johnson & Johnson	1.72%
Facebook Inc., Class A	1.70%
Exxon Mobil Corp.	1.63%
JPMorgan Chase & Co.	1.56%
Berkshire Hathaway Inc., Class B	1.54%
Alphabet Inc., Class A	1.33%
Alphabet Inc., Class C	1.29%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,092.10	$1,023.21
Expenses paid during the period	$1.66	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 99.7%†
Advertising - 0.1%
Omnicom Group Inc.	2,043	169,365
The Interpublic Group of Companies Inc.	3,820	93,972

		263,337

Aerospace & Defense - 2.3%
Arconic Inc.	3,788	85,798
General Dynamics Corp.	2,500	495,250
L3 Technologies Inc.	689	115,118
Lockheed Martin Corp.	2,168	601,858
Northrop Grumman Corp.	1,497	384,295
Raytheon Co.	2,561	413,550
Rockwell Collins Inc.	1,436	150,895
Textron Inc.	2,325	109,508
The Boeing Co.	4,984	985,586
TransDigm Group Inc.	433	116,421
United Technologies Corp.	6,589	804,583

		4,262,862

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,606	322,076

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	5,224	216,169

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	1,229	84,408
Expeditors International of Washington Inc.	1,399	79,015
FedEx Corp.	2,188	475,518
United Parcel Service Inc., Class B	6,110	675,705

		1,314,646

Airlines - 0.6%
Alaska Air Group Inc.	1,200	107,712
American Airlines Group Inc.	4,398	221,307
Delta Air Lines Inc.	6,443	346,247
Southwest Airlines Co.	5,349	332,387
United Continental Holdings Inc. (a)	2,350	176,837

		1,184,490

Alternative Carriers - 0.1%
Level 3 Communications Inc. (a)	2,500	148,250

Aluminum - 0.0%*
Alcoa Corp.	1	33

	Number of Shares	Fair Value $

Apparel Retail - 0.5%
Foot Locker Inc.	1,300	64,064
L Brands Inc.	2,188	117,911
Ross Stores Inc.	3,456	199,515
The Gap Inc.	2,196	48,290
The TJX Companies Inc.	5,722	412,957

		842,737

Apparel, Accessories & Luxury Goods - 0.3%
Coach Inc.	2,689	127,297
Hanesbrands Inc.	3,400	78,744
Michael Kors Holdings Ltd. (a)	1,622	58,798
PVH Corp.	769	88,050
Ralph Lauren Corp.	600	44,280
Under Armour Inc., Class A (a)	1,700	36,992
Under Armour Inc., Class C (a)	1,712	34,514
VF Corp.	2,902	167,155

		635,830

Application Software - 1.0%
Adobe Systems Inc. (a)	4,409	623,609
ANSYS Inc. (a)	700	85,176
Autodesk Inc. (a)	1,748	176,233
Citrix Systems Inc. (a)	1,407	111,969
Intuit Inc.	2,200	292,182
salesforce.com Inc. (a)	5,709	494,399
Synopsys Inc. (a)	1,400	102,102
Verint Systems Inc. (a)	1	41

		1,885,711

Asset Management & Custody Banks - 1.1%
Affiliated Managers Group Inc.	500	82,930
Ameriprise Financial Inc.	1,405	178,843
BlackRock Inc.	1,096	462,961
Franklin Resources Inc.	3,100	138,849
Invesco Ltd.	3,850	135,482
Northern Trust Corp.	1,896	184,310
State Street Corp. (b)	3,111	279,150
T Rowe Price Group Inc.	2,240	166,230
The Bank of New York Mellon Corp.	9,200	469,384

		2,098,139

Auto Parts & Equipment - 0.2%
BorgWarner Inc.	1,747	74,003
Delphi Automotive PLC	2,456	215,268

		289,271

Automobile Manufacturers - 0.4%
Ford Motor Co.	34,582	386,973
General Motors Co.	12,086	422,164

		809,137

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Automotive Retail - 0.3%
Advance Auto Parts Inc.	622	72,519
AutoNation Inc. (a)	486	20,490
AutoZone Inc. (a)	248	141,474
CarMax Inc. (a)	1,690	106,571
O’Reilly Automotive Inc. (a)	838	183,304

		524,358

Biotechnology - 2.9%
AbbVie Inc.	14,075	1,020,578
Alexion Pharmaceuticals Inc. (a)	1,901	231,295
Amgen Inc.	6,480	1,116,050
Biogen Inc. (a)	1,858	504,18
Celgene Corp. (a)	6,857	890,519
Gilead Sciences Inc.	11,505	814,324
Incyte Corp. (a)	1,400	176,274
Regeneron Pharmaceuticals Inc. (a)	650	319,241
Vertex Pharmaceuticals Inc. (a)	2,200	283,514

		5,355,982

Brewers - 0.1%
Molson Coors Brewing Co., Class B	1,598	137,971

Broadcasting - 0.2%
CBS Corp., Class B	3,296	210,219
Discovery Communications Inc., Class A (a)	1,497	38,668
Discovery Communications Inc., Class C (a)	1,802	45,428
Scripps Networks Interactive Inc., Class A	788	53,828

		348,143

Building Products - 0.3%
Allegion PLC	933	75,685
Fortune Brands Home & Security Inc.	1,400	91,336
Johnson Controls International PLC	8,242	357,373
Masco Corp.	2,985	114,057

		638,451

Cable & Satellite - 1.3%
Charter Communications Inc., Class A (a)	1,900	640,015
Comcast Corp., Class A	41,753	1,625,027
DISH Network Corp., Class A (a)	2,100	131,796

		2,396,838

Casinos & Gaming - 0.0%*
Wynn Resorts Ltd.	591	79,265

	Number of Shares	Fair Value $

Commodity Chemicals - 0.1%
LyondellBasell Industries N.V., Class A	3,010	254,014

Communications Equipment - 1.0%
Cisco Systems Inc.	44,207	1,383,679
F5 Networks Inc. (a)	600	76,236
Harris Corp.	1,100	119,988
Juniper Networks Inc.	3,500	97,580
Motorola Solutions Inc.	1,444	125,253

		1,802,736

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	2,495	143,038

Construction & Engineering - 0.1%
Fluor Corp.	1,178	53,929
Jacobs Engineering Group Inc.	1,150	62,548
Quanta Services Inc. (a)	1,200	39,504

		155,981

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	5,208	559,652
Cummins Inc.	1,356	219,970
PACCAR Inc.	3,203	211,526

		991,148

Construction Materials - 0.2%
Martin Marietta Materials Inc.	600	133,548
Vulcan Materials Co.	1,173	148,596

		282,144

Consumer Electronics - 0.0%*
Garmin Ltd.	1,000	51,030

Consumer Finance - 0.8%
American Express Co.	6,758	569,294
Capital One Financial Corp.	4,373	361,297
Discover Financial Services	3,377	210,016
Navient Corp.	2,743	45,671
Synchrony Financial	7,158	213,451

		1,399,729

Copper - 0.1%
Freeport-McMoRan Inc. (a)	10,498	126,081

Data Processing & Outsourced Services - 2.5%
Alliance Data Systems Corp.	525	134,762
Automatic Data Processing Inc.	4,045	414,451
Fidelity National Information Services Inc.	3,000	256,200

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Fiserv Inc. (a)	1,879	229,877
Global Payments Inc.	1,263	114,074
Mastercard Inc., Class A	8,212	997,347
Paychex Inc.	2,834	161,368
PayPal Holdings Inc. (a)	9,860	529,186
The Western Union Co.	4,224	80,467
Total System Services Inc.	1,602	93,317
Visa Inc., Class A	16,423	1,540,149

		4,551,198

Department Stores - 0.1%
Kohl’s Corp.	1,573	60,828
Macy’s Inc.	3,030	70,417
Nordstrom Inc.	992	47,447

		178,692

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,540	74,844
Constellation Brands Inc., Class A	1,579	305,900

		380,744

Distributors - 0.1%
Genuine Parts Co.	1,345	124,762
LKQ Corp. (a)	2,900	95,555

		220,317

Diversified Banks - 5.2%
Bank of America Corp.	88,491	2,146,792
Citigroup Inc.	24,489	1,637,824
JPMorgan Chase & Co.	31,513	2,880,288
U.S. Bancorp	14,014	727,607
Wells Fargo & Co.	39,738	2,201,883

		9,594,394

Diversified Chemicals - 0.7%
Eastman Chemical Co.	1,318	110,699
EI du Pont de Nemours & Co.	7,696	621,144
The Dow Chemical Co.	9,793	617,644

		1,349,487

Diversified Support Services - 0.1%
Cintas Corp.	764	96,295

Drug Retail - 0.7%
CVS Health Corp.	8,989	723,255
Walgreens Boots Alliance Inc.	7,591	594,451

		1,317,706

Electric Utilities - 2.0%
Alliant Energy Corp.	2,100	84,357
American Electric Power Company Inc.	4,383	304,487

	Number of Shares	Fair Value $

Duke Energy Corp.	6,304	526,951
Edison International	2,942	230,035
Entergy Corp.	1,553	119,224
Eversource Energy	2,930	177,880
Exelon Corp.	8,234	297,000
FirstEnergy Corp.	3,754	109,467
NextEra Energy Inc.	4,202	588,826
PG&E Corp.	4,554	302,249
Pinnacle West Capital Corp.	1,100	93,676
PPL Corp.	6,237	241,123
The Southern Co.	8,958	428,909
Xcel Energy Inc.	4,280	196,367

		3,700,551

Electrical Components & Equipment - 0.6%
Acuity Brands Inc.	400	81,312
AMETEK Inc.	2,100	127,197
Eaton Corporation PLC	3,945	307,040
Emerson Electric Co.	5,826	347,346
Rockwell Automation Inc.	1,119	181,233

		1,044,128

Electronic Components - 0.2%
Amphenol Corp., Class A	2,800	206,696
Corning Inc.	7,834	235,412

		442,108

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	1,100	38,126

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	3,154	248,157

Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,915	122,043
Stericycle Inc. (a)	800	61,056
Waste Management Inc.	3,703	271,615

		454,714

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings Inc.	2,385	66,685
FMC Corp.	1,122	81,962
Monsanto Co.	3,828	453,082
The Mosaic Co.	3,300	75,339

		677,068

Financial Exchanges & Data - 0.8%
CBOE Holdings Inc.	800	73,120
CME Group Inc.	3,074	384,988
Intercontinental Exchange Inc.	5,255	346,409
Moody’s Corp.	1,529	186,049

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Nasdaq Inc.	968	69,202
S&P Global Inc.	2,333	340,595

		1,400,363

Food Distributors - 0.1%
Sysco Corp.	4,249	213,852

Food Retail - 0.2%
The Kroger Co.	7,890	183,995
Whole Foods Market Inc.	2,988	125,824

		309,819

Footwear - 0.4%
NIKE Inc., Class B	11,642	686,878

General Merchandise Stores - 0.3%
Dollar General Corp.	2,300	165,807
Dollar Tree Inc. (a)	2,148	150,188
Target Corp.	4,895	255,960

		571,955

Gold - 0.1%
Newmont Mining Corp.	4,919	159,326

Health Care REITs - 0.3%
HCP Inc.	4,074	130,205
Ventas Inc.	3,029	210,455
Welltower Inc.	3,300	247,005

		587,665

Healthcare Distributors - 0.5%
AmerisourceBergen Corp.	1,461	138,108
Cardinal Health Inc.	2,868	223,475
Henry Schein Inc. (a)	699	127,931
McKesson Corp.	1,889	310,816
Patterson Companies Inc.	700	32,865

		833,195

Healthcare Equipment - 2.7%
Abbott Laboratories	15,214	739,553
Baxter International Inc.	4,377	264,984
Becton Dickinson and Co.	1,999	390,025
Boston Scientific Corp. (a)	12,399	343,700
CR Bard Inc.	660	208,633
Danaher Corp.	5,300	447,267
Edwards Lifesciences Corp. (a)	1,800	212,832
Hologic Inc. (a)	2,400	108,912
IDEXX Laboratories Inc. (a)	800	129,136
Intuitive Surgical Inc. (a)	323	302,124
Medtronic PLC	12,106	1,074,407
Stryker Corp.	2,781	385,947

	Number of Shares	Fair Value $

Varian Medical Systems Inc. (a)	834	86,060
Zimmer Biomet Holdings Inc.	1,840	236,256

		4,929,836

Healthcare Facilities - 0.2%
HCA Healthcare Inc. (a)	2,591	225,935
Universal Health Services Inc., Class B	758	92,537

		318,472

Healthcare Services - 0.4%
DaVita Inc. (a)	1,458	94,420
Envision Healthcare Corp. (a)	1,085	67,997
Express Scripts Holding Co. (a)	5,288	337,586
Laboratory Corporation of America Holdings (a)	900	138,726
Quest Diagnostics Inc.	1,200	133,392

		772,121

Healthcare Supplies - 0.2%
Align Technology Inc. (a)	600	90,072
DENTSPLY SIRONA Inc.	2,032	131,755
The Cooper Companies Inc.	415	99,359

		321,186

Healthcare Technology - 0.1%
Cerner Corp. (a)	2,700	179,469

Home Building - 0.1%
DR Horton Inc.	2,900	100,253
Lennar Corp., Class A	1,800	95,976
PulteGroup Inc.	2,235	54,825

		251,054

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	6,200	356,934
Electronic Arts Inc. (a)	2,738	289,461

		646,395

Home Furnishing Retail - 0.0%*
Bed Bath & Beyond Inc.	1,113	33,835

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	52,530
Mohawk Industries Inc. (a)	600	145,014

		197,544

Home Improvement Retail - 1.2%
Lowe’s Companies Inc.	7,731	599,385
The Home Depot Inc.	10,601	1,626,193

		2,225,578

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	6,717	122,720

Hotels, Resorts & Cruise Lines - 0.5%
Carnival Corp.	3,600	236,052
Hilton Worldwide Holdings Inc.	1,600	98,960
Marriott International Inc., Class A	2,782	279,062
Royal Caribbean Cruises Ltd.	1,463	159,804
Wyndham Worldwide Corp.	975	97,900

		871,778

Household Appliances - 0.1%
Whirlpool Corp.	651	124,745

Household Products - 1.8%
Church & Dwight Company Inc.	2,238	116,108
Colgate-Palmolive Co.	7,853	582,143
Kimberly-Clark Corp.	3,212	414,701
The Clorox Co.	1,167	155,491
The Procter & Gamble Co.	22,596	1,969,241

		3,237,684

Housewares & Specialties - 0.1%
Newell Brands Inc.	4,334	232,389

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	1,275	61,111

Hypermarkets & Super Centers - 0.9%
Costco Wholesale Corp.	3,909	625,166
Wal-Mart Stores Inc.	13,001	983,916

		1,609,082

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	5,500	61,105
NRG Energy Inc.	2,538	43,704

		104,809

Industrial Conglomerates - 2.3%
3M Co.	5,297	1,102,782
General Electric Co.	77,462	2,092,249
Honeywell International Inc.	6,791	905,172
Roper Technologies Inc.	903	209,072

		4,309,275

Industrial Gases - 0.3%
Air Products & Chemicals Inc.	1,941	277,679
Praxair Inc.	2,514	333,231

		610,910

	Number of Shares	Fair Value $

Industrial Machinery - 0.9%
Dover Corp.	1,309	105,008
Flowserve Corp.	1,300	60,359
Fortive Corp.	2,800	177,380
Illinois Tool Works Inc.	2,760	395,370
Ingersoll-Rand PLC	2,200	201,058
Parker-Hannifin Corp.	1,234	197,218
Pentair PLC	1,407	93,622
Snap-on Inc.	509	80,422
Stanley Black & Decker Inc.	1,399	196,881
Xylem Inc.	1,581	87,635

		1,594,953

Industrial REITs - 0.2%
Prologis Inc. REIT	4,829	283,173

Insurance Brokers - 0.5%
Aon PLC	2,234	297,010
Arthur J Gallagher & Co.	1,700	97,325
Marsh & McLennan Companies Inc.	4,609	359,318
Willis Towers Watson PLC	1,158	168,443

		922,096

Integrated Oil & Gas - 2.8%
Chevron Corp.	16,749	1,747,423
Exxon Mobil Corp.	37,268	3,008,646
Occidental Petroleum Corp.	6,857	410,528

		5,166,597

Integrated Telecommunication Services - 2.0%
AT&T Inc.	54,218	2,045,645
CenturyLink Inc.	4,962	118,492
Verizon Communications Inc.	35,992	1,607,403

		3,771,540

Internet & Direct Marketing Retail - 2.7%
Amazon.com Inc. (a)	3,520	3,407,360
Expedia Inc.	1,050	156,398
Netflix Inc. (a)	3,828	571,941
The Priceline Group Inc. (a)	438	819,288
TripAdvisor Inc. (a)	1,150	43,930

		4,998,917

Internet Software & Services - 4.6%
Akamai Technologies Inc. (a)	1,733	86,321
Alphabet Inc., Class A (a)	2,632	2,446,918
Alphabet Inc., Class C (a,c)	2,617	2,378,146
eBay Inc. (a)	9,060	316,375
Facebook Inc., Class A (a)	20,810	3,141,894
VeriSign Inc. (a)	862	80,131

		8,449,785

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp. (a)	2,340	88,990
Morgan Stanley	12,629	562,748
Raymond James Financial Inc.	1,100	88,242
The Charles Schwab Corp.	10,611	455,849
The Goldman Sachs Group Inc.	3,203	710,746

		1,906,575

IT Consulting & Other Services - 1.4%
Accenture PLC, Class A	5,445	673,438
Cognizant Technology Solutions Corp., Class A	5,119	339,902
CSRA Inc.	1,382	43,878
DXC Technology Co.	2,624	201,313
Gartner Inc. (a)	800	98,808
International Business Machines Corp.	7,576	1,165,416

		2,522,755

Leisure Products - 0.1%
Hasbro Inc.	996	111,064
Mattel Inc.	3,296	70,963

		182,027

Life & Health Insurance - 0.9%
Aflac Inc.	3,374	262,092
Lincoln National Corp.	2,059	139,147
MetLife Inc.	9,660	530,721
Principal Financial Group Inc.	2,411	154,473
Prudential Financial Inc.	3,801	411,040
Torchmark Corp.	966	73,899
Unum Group	1,989	92,747

		1,664,119

Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc.	2,838	168,322
Illumina Inc. (a)	1,301	225,749
Mettler-Toledo International Inc. (a)	237	139,484
PerkinElmer Inc.	1,011	68,889
Thermo Fisher Scientific Inc.	3,428	598,083
Waters Corp. (a)	684	125,747

		1,326,274

Managed Healthcare - 1.8%
Aetna Inc.	2,927	444,406
Anthem Inc.	2,360	443,987
Centene Corp. (a)	1,600	127,808
Cigna Corp.	2,309	386,503
Humana Inc.	1,227	295,241
UnitedHealth Group Inc.	8,514	1,578,666

		3,276,611

	Number of Shares	Fair Value $

Metal & Glass Containers - 0.1%
Ball Corp.	2,682	113,207

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,535	82,921

Movies & Entertainment - 1.4%
The Walt Disney Co.	12,815	1,361,594
Time Warner Inc.	6,897	692,528
Twenty-First Century Fox Inc., Class A	9,590	271,780
Twenty-First Century Fox Inc., Class B	4,192	116,831
Viacom Inc., Class B	2,846	95,540

		2,538,273

Multi-Line Insurance - 0.4%
American International Group Inc.	7,687	480,592
Assurant Inc.	500	51,845
Loews Corp.	2,362	110,565
The Hartford Financial Services Group Inc.	3,244	170,537

		813,539

Multi-Sector Holdings - 1.6%
Berkshire Hathaway Inc., Class B (a)	16,822	2,849,142
Leucadia National Corp.	3,000	78,480

		2,927,622

Multi-Utilities - 1.0%
Ameren Corp.	2,242	122,570
CenterPoint Energy Inc.	3,718	101,799
CMS Energy Corp.	2,400	111,000
Consolidated Edison Inc.	2,555	206,495
Dominion Energy Inc.	5,682	435,412
DTE Energy Co.	1,566	165,667
NiSource Inc.	2,515	63,780
Public Service Enterprise Group Inc.	4,692	201,803
SCANA Corp.	1,400	93,814
Sempra Energy	2,132	240,383
WEC Energy Group Inc.	2,774	170,268

		1,912,991

Office REITs - 0.3%
Alexandria Real Estate Equities Inc.	800	96,376
Boston Properties Inc.	1,398	171,982
SL Green Realty Corp.	800	84,640
Vornado Realty Trust	1,511	141,883

		494,881

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	48,906
Transocean Ltd. (a)	3,804	31,307

		80,213

Oil & Gas Equipment & Services - 0.9%
Baker Hughes Inc.	3,681	200,651
Halliburton Co.	7,750	331,003
National Oilwell Varco Inc.	3,346	110,217
Schlumberger Ltd.	12,271	807,923
TechnipFMC PLC (a)	4,286	116,579

		1,566,373

Oil & Gas Exploration & Production - 1.4%
Anadarko Petroleum Corp.	4,757	215,682
Apache Corp.	3,448	165,263
Cabot Oil & Gas Corp.	3,600	90,288
Chesapeake Energy Corp. (a)	5,615	27,907
Cimarex Energy Co.	900	84,609
Concho Resources Inc. (a)	1,300	157,989
ConocoPhillips	11,140	489,714
Devon Energy Corp.	4,692	150,003
EOG Resources Inc.	5,100	461,652
EQT Corp.	1,514	88,705
Hess Corp.	2,449	107,438
Marathon Oil Corp.	7,042	83,448
Murphy Oil Corp.	1,700	43,571
Newfield Exploration Co. (a)	1,300	36,998
Noble Energy Inc.	3,700	104,710
Pioneer Natural Resources Co.	1,500	239,370
Range Resources Corp.	1,800	41,706

		2,589,053

Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	4,790	250,661
Phillips 66	3,861	319,266
Tesoro Corp.	1,314	122,990
Valero Energy Corp.	4,028	271,729

		964,646

Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	16,837	322,597
ONEOK Inc.	3,400	177,344
The Williams Companies Inc.	7,471	226,222

		726,163

Packaged Foods & Meats - 1.2%
Campbell Soup Co.	1,615	84,222
Conagra Brands Inc.	3,754	134,243
General Mills Inc.	5,236	290,074
Hormel Foods Corp.	2,400	81,864

	Number of Shares	Fair Value $

Kellogg Co.	2,190	152,117
McCormick & Company Inc.	1,100	107,261
Mondelez International Inc., Class A	13,403	578,876
The Hershey Co.	1,216	130,562
The JM Smucker Co.	947	112,059
The Kraft Heinz Co.	5,295	453,464
Tyson Foods Inc., Class A	2,584	161,836

		2,286,578

Paper Packaging - 0.3%
Avery Dennison Corp.	854	75,468
International Paper Co.	3,730	211,155
Sealed Air Corp.	1,731	77,480
WestRock Co.	2,175	123,235

		487,338

Personal Products - 0.1%
Coty Inc., Class A	4,445	83,388
The Estee Lauder Companies Inc., Class A	1,879	180,347

		263,735

Pharmaceuticals - 5.0%
Allergan PLC	2,951	717,359
Bristol-Myers Squibb Co.	14,684	818,193
Eli Lilly & Co.	8,654	712,224
Johnson & Johnson	23,921	3,164,509
Mallinckrodt PLC (a)	965	43,242
Merck & Company Inc.	24,268	1,555,336
Mylan N.V. (a)	3,904	151,553
Perrigo Company PLC	1,275	96,288
Pfizer Inc.	52,486	1,763,005
Zoetis Inc.	4,146	258,627

		9,280,336

Property & Casualty Insurance - 0.9%
Chubb Ltd.	4,061	590,388
Cincinnati Financial Corp.	1,392	100,850
The Allstate Corp.	3,186	281,770
The Progressive Corp.	5,373	236,896
The Travelers Companies Inc.	2,467	312,149
XL Group Ltd.	2,456	107,573

		1,629,626

Publishing - 0.0%*
News Corp., Class A	3,400	46,580

Railroads - 0.9%
CSX Corp.	8,202	447,501
Kansas City Southern	1,000	104,650

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Norfolk Southern Corp.	2,645	321,897
Union Pacific Corp.	7,256	790,251

		1,664,299

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	2,573	93,657

Regional Banks - 1.3%
BB&T Corp.	7,137	324,091
Citizens Financial Group Inc.	4,600	164,128
Comerica Inc.	1,556	113,961
Fifth Third Bancorp	6,750	175,230
Huntington Bancshares Inc.	9,534	128,900
KeyCorp	9,028	169,185
M&T Bank Corp.	1,390	225,110
People’s United Financial Inc.	3,200	56,512
Regions Financial Corp.	11,268	164,964
SunTrust Banks Inc.	4,129	234,197
The PNC Financial Services Group Inc.	4,239	529,324
Zions Bancorporation	1,900	83,429

		2,369,031

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	76,377

Research & Consulting Services - 0.3%
Equifax Inc.	1,046	143,741
IHS Markit Ltd. (a)	2,800	123,312
Nielsen Holdings PLC	2,928	113,197
Verisk Analytics Inc. (a)	1,400	118,118

		498,368

Residential REITs - 0.5%
Apartment Investment & Management Co., Class A	1,477	63,467
AvalonBay Communities Inc.	1,172	225,223
Equity Residential	3,308	217,766
Essex Property Trust Inc.	600	154,362
Mid-America Apartment Communities Inc.	1,100	115,918
UDR Inc.	2,500	97,425

		874,161

Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	260	108,186
Darden Restaurants Inc.	1,029	93,063
McDonald’s Corp.	7,288	1,116,230
Starbucks Corp.	12,824	747,767
Yum! Brands Inc.	2,874	211,986

		2,277,232

	Number of Shares	Fair Value $

Retail REITs - 0.5%
Federal Realty Investment Trust	700	88,473
GGP Inc.	5,300	124,868
Kimco Realty Corp.	3,931	72,134
Realty Income Corp.	2,400	132,432
Regency Centers Corp.	1,299	81,369
Simon Property Group Inc.	2,679	433,355
The Macerich Co.	1,144	66,421

		999,052

Semiconductor Equipment - 0.4%
Applied Materials Inc.	9,556	394,758
KLA-Tencor Corp.	1,378	126,101
Lam Research Corp.	1,447	204,649

		725,508

Semiconductors - 3.0%
Advanced Micro Devices Inc. (a)	6,600	82,368
Analog Devices Inc.	3,287	255,729
Broadcom Ltd.	3,584	835,251
Intel Corp.	41,704	1,407,093
Microchip Technology Inc.	1,800	138,924
Micron Technology Inc. (a)	9,526	284,446
NVIDIA Corp.	5,138	742,749
Qorvo Inc. (a)	1,100	69,652
QUALCOMM Inc.	13,168	727,137
Skyworks Solutions Inc.	1,700	163,115
Texas Instruments Inc.	8,909	685,370
Xilinx Inc.	2,287	147,100

		5,538,934

Soft Drinks - 1.8%
Dr Pepper Snapple Group Inc.	1,700	154,887
Monster Beverage Corp. (a)	3,738	185,704
PepsiCo Inc.	12,567	1,451,363
The Coca-Cola Co.	34,070	1,528,039

		3,319,993

Specialized Consumer Services - 0.0%*
H&R Block Inc.	2,179	67,353

Specialized REITs - 1.1%
American Tower Corp.	3,791	501,625
Crown Castle International Corp.	3,100	310,558
Digital Realty Trust Inc.	1,400	158,130
Equinix Inc.	716	307,279
Extra Space Storage Inc.	1,200	93,600
Iron Mountain Inc.	1,886	64,803
Public Storage	1,330	277,345
Weyerhaeuser Co.	6,685	223,947

		1,937,287

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 0.5%
Albemarle Corp.	900	94,986
Ecolab Inc.	2,302	305,591
International Flavors & Fragrances Inc.	647	87,345
PPG Industries Inc.	2,210	243,012
The Sherwin-Williams Co.	663	232,686

		963,620

Specialty Stores - 0.2%
Signet Jewelers Ltd.	600	37,944
Staples Inc.	5,450	54,882
Tiffany & Co.	904	84,858
Tractor Supply Co.	1,137	61,637
Ulta Salon Cosmetics & Fragrance Inc. (a)	500	143,670

		382,991

Steel - 0.1%
Nucor Corp.	2,859	165,450

Systems Software - 3.5%
CA Inc.	2,703	93,172
Microsoft Corp.	68,308	4,708,470
Oracle Corp.	26,497	1,328,560
Red Hat Inc. (a)	1,600	153,200
Symantec Corp.	5,472	154,584

		6,437,986

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	46,174	6,649,979
Hewlett Packard Enterprise Co.	14,719	244,188
HP Inc.	14,800	258,704
NetApp Inc.	2,570	102,929
Seagate Technology PLC	2,532	98,115
Western Digital Corp.	2,477	219,462
Xerox Corp.	1,811	52,030

		7,625,407

	Number of Shares	Fair Value $

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	2,019	70,584

Tobacco - 1.8%
Altria Group Inc.	17,139	1,276,341
Philip Morris International Inc.	13,683	1,607,068
Reynolds American Inc.	7,340	477,394

		3,360,803

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,700	117,531
United Rentals Inc. (a)	800	90,168
WW Grainger Inc.	482	87,015

		294,714

Trucking - 0.0%*
JB Hunt Transport Services Inc.	720	65,794

Water Utilities - 0.1%
American Water Works Company Inc.	1,700	132,515

Total Common Stock (Cost $89,139,718)		183,986,941

Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $569,063) (d,e)	569,063	569,063

Total Investments (Cost $89,708,781)		184,556,004

Other Assets and Liabilities, net - 0.0%*		74,697

NET ASSETS - 100.0%		184,630,701

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

S&P 500 Emini Index Futures	September 2017	10	$1,210,450	$(8,872)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Corp.	3,311	$257,331	—	200	3,111	$279,150	$2,440	$1,898
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,654,858	3,654,858	8,301,587	11,387,382	569,063	569,063	5,432	—

		$3,912,189				$848,213	$7,872	$1,898

12	Notes to Schedule of Investments

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16		12/31/15*		12/31/14*		12/31/13*		12/31/12*
Inception date											4/15/85
Net asset value, beginning of period	$38.22		$36.16		$36.60		$32.83		$25.29		$22.31

Income/(loss) from investment operations:
Net investment income	0.35		0.72		0.69		0.61		0.55		0.52
Net realized and unrealized gains/(losses) on investments	3.17		3.49		(0.28)		3.76		7.53		2.98

Total income from investment operations	3.52		4.21		0.41		4.37		8.08		3.50

Less distributions from:
Net investment income	—		0.73		0.85		0.60		0.54		0.52
Net realized gains	—		1.42		—		—		—		—

Total distributions	—		2.15		0.85		0.60		0.54		0.52

Net asset value, end of period	$41.74		$38.22		$36.16		$36.60		$32.83		$25.29

Total return(a)	9.21%		11.61%		1.07%		13.28%		31.97%		15.70%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$184,631		$180,761		$179,395		$203,262		$206,556		$183,040

Ratios to average net assets:
Net expenses	0.32	%**	0.34	%(c)	0.37	%(c)	0.41	%(b)(c)	0.35	%(b)(c)	0.38	%(b)(c)
Gross expenses	0.32	%**	0.37%		0.42%		0.46%		0.40%		0.43%
Net investment income	1.73	%**	1.86%		1.72%		1.65%		1.75%		1.93%
Portfolio turnover rate	1%		2%		2%		2%		3%		6%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $88,957,161)	$183,707,791
Investments in affiliated securities, at fair value (cost $182,557)	279,150
Short-term affiliated investments, at fair value	569,063
Cash	960
Restricted cash(1)	42,000
Income receivable	182,598
Receivable for fund shares sold	6,996
Income receivable from affiliated investments	1,912
Receivable for variation margin on open futures contracts	2,450

Total assets	184,792,920

Liabilities
Payable for investments purchased	73,006
Payable for fund shares redeemed	3,202
Payable to the Adviser (Note 6)	38,286
Payable to the Custodian (Note 6)	27,541
Accrued other expenses	20,184

Total liabilities	162,219

Net Assets	$184,630,701

Net Assets Consist of:
Capital paid in	$91,136,866
Undistributed (distributions in excess of) net investment income	1,586,557
Accumulated net realized loss	(2,931,073)
Net unrealized appreciation (depreciation) on:
Investments	94,847,223
Futures	(8,872)

Net Assets	$184,630,701

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,423,608
Net asset value per share	$41.74

(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

14	Statements of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income

Income
Dividend	$1,881,251
Interest	90
Income from affiliated investments	7,872
Less: Foreign taxes withheld	(77)

Total income	1,889,136

Expenses
Advisory and administration fees (Note 6)	232,661
Directors’ fees (Note 6)	2,190
Custody and accounting expenses — net (Note 6)	25,435
Professional fees	11,624
Other expenses	26,308

Total expenses before waivers	298,218

Total expenses	298,218

Net investment income	$1,590,918

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$2,362,752
Affiliated investments	1,898
Futures	284,716
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	12,096,501
Futures	(56,958)

Net realized and unrealized gain (loss) on investments	14,688,909

Net Increase in Net Assets Resulting from Operations	$16,279,827

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	15

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,590,918	$3,275,700
Net realized gain (loss) on	2,649,366	9,905,220
Net increase (decrease) in unrealized appreciation/depreciation on	12,039,543	6,185,599

Net increase (decrease) from operations	16,279,827	19,366,519

Distributions to shareholders from:
Net investment income	—	(3,293,797)
Net realized gains	—	(6,347,185)

Total distributions	—	(9,640,982)

Increase (decrease) in assets from operations and distributions	16,279,827	9,725,537

Share transactions:
Proceeds from sale of shares	1,503,347	9,068,070
Value of distributions reinvested	—	9,640,982
Cost of shares redeemed	(13,913,465)	(27,068,972)

Net increase (decrease) from share transactions	(12,410,118)	(8,359,920)

Total increase (decrease) in net assets	3,869,709	1,365,617

Net Assets
Beginning of period	180,760,992	179,395,375

End of period	$184,630,701	$180,760,992

Undistributed (distributions in excess of) net investment income, end of period	$1,586,557	$(4,361)

Changes in Fund Shares
Shares sold	37,539	244,141
Issued for distributions reinvested	—	251,002
Shares redeemed	(343,138)	(727,621)

Net decrease in fund shares	(305,599)	(232,478)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

16	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as futures) to gain exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the S&P 500® Index.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (“the Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$183,986,941	$—	$—	$183,986,941
Short-Term Investments	569,063	—	—	569,063

Total Investments in Securities	$184,556,004	$—	$—	$184,556,004

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(8,872)	$—	$—	$(8,872)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017		Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(8,872)

Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	284,716	(56,958)

During the six-month period ended June 30, 2017, the Fund had an average notional value of $2,305,270 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

Non-U.S. Government Securities
Purchases	Sales

$2,032,895	$9,168,274

Affiliated Investments  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Schedule of Investments.

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

8.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2017, information on the tax cost of investments and distributable earnings on a tax basis was as follows:

Cost of Investments For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

$100,209,461	$87,186,055	$(2,839,512)	$84,346,543

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

During the year ended December 31, 2016, the Fund utilized $1,038,870 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2016.

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$3,293,797	$6,347,185	$9,640,982
2015	4,111,312	—	4,111,312

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, distributions from real estate investment trusts and other equity investments, investments in passive foreign investment companies and losses due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$32,842	$(14,249)	$(18,593)

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

10.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	23

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Semi-Annual Report

June 30, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $40,792 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Blackbaud Inc.	1.43%
John Wiley & Sons Inc., Class A	1.23%
Integra LifeSciences Holdings Corp.	1.18%
Actuant Corp., Class A	1.03%
Wolverine World Wide Inc.	1.02%
Raymond James Financial Inc.	1.00%
TreeHouse Foods Inc.	0.96%
Darling Ingredients Inc.	0.88%
Hill-Rom Holdings Inc.	0.87%
INC Research Holdings Inc., Class A	0.86%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,050.70	$1,018.20
Expenses paid during the period*	$6.76	$6.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 95.5%†
Aerospace & Defense - 0.5%
Teledyne Technologies Inc. (a)	1,538	196,326
Vectrus Inc. (a)	698	22,559

		218,885

Agricultural & Farm Machinery - 0.6%
AGCO Corp. (b)	3,416	230,204

Agricultural Products - 0.9%
Darling Ingredients Inc. (a)	22,739	357,912

Air Freight & Logistics - 0.1%
Hub Group Inc., Class A (a)	565	21,668

Airlines - 0.1%
Hawaiian Holdings Inc. (a)	450	21,127

Alternative Carriers - 0.0%*
Vonage Holdings Corp. (a)	2,740	17,920

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	888	10,700
Burlington Stores Inc. (a)	1,020	93,830
Francesca’s Holdings Corp. (a)	1,400	15,316
Genesco Inc. (a)	1,498	50,782
The Buckle Inc.	4,223	75,170
The Children’s Place Inc.	250	25,525

		271,323

Apparel, Accessories & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	4,120	102,794

Application Software - 4.6%
ACI Worldwide Inc. (a,b)	10,306	230,545
Blackbaud Inc.	6,782	581,557
Guidewire Software Inc. (a)	4,100	281,711
Paylocity Holding Corp. (a)	1,030	46,535
PTC Inc. (a)	3,019	166,407
RealPage Inc. (a)	8,620	309,889
SS&C Technologies Holdings Inc.	5,502	211,332
Zix Corp. (a)	5,800	33,002

		1,860,978

Asset Management & Custody Banks - 0.7%
Cohen & Steers Inc.	866	35,108
Financial Engines Inc.	6,000	219,600
OM Asset Management PLC	1,707	25,366

		280,074

Auto Parts & Equipment - 1.3%
American Axle & Manufacturing Holdings Inc. (a)	1,324	20,654

	Number of Shares	Fair Value $
Cooper-Standard Holdings Inc. (a)	423	42,668
Gentherm Inc. (a)	787	30,536
LCI Industries	613	62,771
Standard Motor Products Inc.	560	29,243
Stoneridge Inc. (a)	1,985	30,589
Tenneco Inc.	4,926	284,871
Tower International Inc.	886	19,891

		521,223

Automobile Manufacturers - 0.8%
Thor Industries Inc.	2,442	255,238
Winnebago Industries Inc.	1,478	51,730

		306,968

Automotive Retail - 1.2%
America’s Car-Mart Inc. (a)	1,148	44,657
Asbury Automotive Group Inc. (a)	385	21,772
Group 1 Automotive Inc.	1,905	120,624
Murphy USA Inc. (a)	4,216	312,448

		499,501

Biotechnology - 0.6%
MiMedx Group Inc. (a)	1,500	22,455
Repligen Corp. (a)	5,758	238,612

		261,067

Brewers - 0.4%
Craft Brew Alliance Inc. (a)	1,144	19,276
The Boston Beer Company Inc., Class A (a)	1,125	148,669

		167,945

Building Products - 0.8%
American Woodmark Corp. (a)	449	42,902
Apogee Enterprises Inc.	716	40,698
Builders FirstSource Inc. (a)	3,597	55,106
Continental Building Products Inc. (a)	684	15,937
Insteel Industries Inc.	287	9,463
Masonite International Corp. (a)	214	16,157
NCI Building Systems Inc. (a)	1,496	24,983
Patrick Industries Inc. (a)	200	14,570
Ply Gem Holdings Inc. (a)	1,419	25,471
Trex Company Inc. (a)	399	26,996
Universal Forest Products Inc.	487	42,520

		314,803

Casinos & Gaming - 0.0%*
Pinnacle Entertainment Inc. (a)	843	16,658

Commercial Printing - 0.3%
Brady Corp., Class A	2,800	94,920
Deluxe Corp.	372	25,750

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

LSC Communications Inc.	973	20,822

		141,492

Commodity Chemicals - 0.2%
Koppers Holdings Inc. (a)	575	20,786
Trinseo S.A.	616	42,319

		63,105

Communications Equipment - 0.2%
ADTRAN Inc.	1,508	31,140
Extreme Networks Inc. (a)	5,400	49,788
Lumentum Holdings Inc. (a)	378	21,565

		102,493

Construction & Engineering - 0.2%
Argan Inc.	438	26,280
EMCOR Group Inc.	353	23,079
MasTec Inc. (a)	687	31,018

		80,377

Construction Machinery & Heavy Trucks - 1.8%
Alamo Group Inc.	587	53,305
Astec Industries Inc.	879	48,793
Federal Signal Corp.	16,616	288,454
The Greenbrier Companies Inc.	310	14,338
Trinity Industries Inc.	10,409	291,764
Wabash National Corp.	1,960	43,081

		739,735

Construction Materials - 0.1%
Summit Materials Inc., Class A (a)	1,164	33,605

Consumer Finance - 0.1%
Enova International Inc. (a)	2,570	38,164

Data Processing & Outsourced Services - 2.1%
Broadridge Financial Solutions Inc.	3,330	251,615
Cardtronics PLC, Class A (a)	450	14,787
Cass Information Systems Inc.	256	16,804
CoreLogic Inc. (a)	4,423	191,870
EVERTEC Inc.	1,369	23,683
MAXIMUS Inc.	411	25,741
Travelport Worldwide Ltd.	1,871	25,745
WEX Inc. (a)	2,800	291,956

		842,201

Distributors - 0.6%
LKQ Corp. (a)	7,406	244,028

Diversified Chemicals - 0.2%
The Chemours Co.	2,100	79,632

	Number of Shares	Fair Value $
Diversified Metals & Mining - 0.2%
Compass Minerals International Inc.	1,149	75,030

Diversified Real Estate Activities - 0.0%*
The RMR Group Inc., Class A	350	17,028

Diversified REITs - 0.2%
American Assets Trust Inc.	580	22,846
Gramercy Property Trust	1,353	40,198

		63,044

Diversified Support Services - 1.6%
Healthcare Services Group Inc.	5,374	251,665
Ritchie Bros Auctioneers Inc.	11,274	324,015
UniFirst Corp.	219	30,813
Viad Corp.	569	26,885

		633,378

Education Services - 0.6%
Capella Education Co.	350	29,960
Grand Canyon Education Inc. (a)	300	23,523
K12 Inc. (a)	10,165	182,157

		235,640

Electric Utilities - 1.0%
ALLETE Inc.	432	30,966
IDACORP Inc.	3,861	329,536
PNM Resources Inc.	810	30,983
Spark Energy Inc., Class A	1,600	30,080

		421,565

Electrical Components & Equipment - 0.3%
Atkore International Group Inc. (a)	961	21,670
Encore Wire Corp.	269	11,486
EnerSys	406	29,415
Regal Beloit Corp.	503	41,020

		103,591

Electronic Components - 0.7%
Belden Inc.	593	44,730
Littelfuse Inc.	1,402	231,330
Rogers Corp. (a)	240	26,069

		302,129

Electronic Equipment & Instruments - 1.0%
Coherent Inc. (a)	250	56,248
Control4 Corp. (a)	4,054	79,499
National Instruments Corp.	1,470	59,123
VeriFone Systems Inc. (a)	6,898	124,854
Zebra Technologies Corp., Class A (a)	874	87,854

		407,578

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Electronic Manufacturing Services - 0.3%
Benchmark Electronics Inc. (a)	420	13,566
Methode Electronics Inc.	753	31,023
Plexus Corp. (a)	772	40,584
TTM Technologies Inc. (a)	1,285	22,308

		107,481

Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	5,387	300,756

Food Distributors - 0.7%
Performance Food Group Co. (a)	3,980	109,052
SpartanNash Co.	6,253	162,328

		271,380

Food Retail - 0.1%
Casey’s General Stores Inc.	250	26,777

Footwear - 1.5%
Deckers Outdoor Corp. (a)	2,328	158,909
Skechers U.S.A. Inc., Class A (a)	1,613	47,584
Wolverine World Wide Inc.	14,800	414,548

		621,041

Forest Products - 0.1%
Boise Cascade Co. (a)	948	28,819
Louisiana-Pacific Corp. (a)	1,060	25,557

		54,376

Gas Utilities - 0.1%
South Jersey Industries Inc.	769	26,277

General Merchandise Stores - 0.1%
Big Lots Inc.	524	25,309

Health Care REITs - 0.3%
CareTrust REIT Inc.	1,002	18,577
Omega Healthcare Investors Inc.	3,440	113,589
Sabra Health Care REIT Inc.	114	2,747

		134,913

Healthcare Distributors - 0.2%
Aceto Corp. (b)	4,800	74,160
Owens & Minor Inc.	238	7,661

		81,821

Healthcare Equipment - 5.8%
Cantel Medical Corp.	2,600	202,566
Cardiovascular Systems Inc. (a)	6,000	193,380
CONMED Corp.	5,900	300,546
Hill-Rom Holdings Inc.	4,486	357,130
Insulet Corp. (a)	4,400	225,764
Integra LifeSciences Holdings Corp. (a)	8,800	479,688

	Number of Shares	Fair Value $
LeMaitre Vascular Inc.	1,600	49,952
Masimo Corp. (a)	750	68,385
Natus Medical Inc. (a)	345	12,869
NuVasive Inc. (a)	4,100	315,372
Orthofix International N.V. (a)	250	11,620
Penumbra Inc. (a)	1,650	144,787

		2,362,059

Healthcare Facilities - 0.3%
Acadia Healthcare Company Inc. (a,b)	1,440	71,107
HealthSouth Corp.	456	22,071
Select Medical Holdings Corp. (a)	1,766	27,108

		120,286

Healthcare Services - 2.1%
Addus HomeCare Corp. (a)	400	14,880
Almost Family Inc. (a)	350	21,578
AMN Healthcare Services Inc. (a)	1,198	46,782
BioTelemetry Inc. (a)	2,000	66,900
Diplomat Pharmacy Inc. (a)	1,481	21,919
Envision Healthcare Corp. (a)	5,202	326,009
LHC Group Inc. (a)	400	27,156
MEDNAX Inc. (a)	4,881	294,666
RadNet Inc. (a)	2,600	20,150

		840,040

Healthcare Supplies - 1.0%
Endologix Inc. (a)	11,087	53,883
ICU Medical Inc. (a)	1,700	293,250
Lantheus Holdings Inc. (a)	1,800	31,770
Merit Medical Systems Inc. (a)	821	31,321

		410,224

Healthcare Technology - 1.7%
HMS Holdings Corp. (a)	10,911	201,853
Medidata Solutions Inc. (a)	3,300	258,060
Omnicell Inc. (a)	5,600	241,360

		701,273

Home Building - 0.4%
Installed Building Products Inc. (a)	364	19,274
LGI Homes Inc. (a)	568	22,822
Taylor Morrison Home Corp., Class A (a)	1,140	27,372
TopBuild Corp. (a)	1,434	76,102

		145,570

Home Furnishing Retail - 0.4%
Aaron’s Inc. (b)	3,926	152,721
Select Comfort Corp. (a)	900	31,941

		184,662

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Home Furnishings - 0.1%
Ethan Allen Interiors Inc.	840	27,132
Tempur Sealy International Inc. (a)	516	27,549

		54,681

Hotel & Resort REITs - 0.3%
Ashford Hospitality Trust Inc.	1,311	7,971
RLJ Lodging Trust	5,238	104,079

		112,050

Hotels, Resorts & Cruise Lines - 0.3%
ILG Inc.	4,894	134,536

Household Appliances - 0.6%
Helen of Troy Ltd. (a)	2,627	247,201

Household Products - 0.1%
Central Garden & Pet Co. (a)	980	31,154

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	279	19,594

Human Resource & Employment Services - 0.2%
Insperity Inc.	408	28,968
Kforce Inc.	1,000	19,600
TriNet Group Inc. (a)	810	26,519
TrueBlue Inc. (a)	900	23,850

		98,937

Industrial Machinery - 7.3%
Actuant Corp., Class A (b)	17,097	420,586
Altra Industrial Motion Corp.	653	25,989
Barnes Group Inc.	3,660	214,220
Crane Co.	889	70,569
Franklin Electric Company Inc.	747	30,926
John Bean Technologies Corp.	1,500	147,000
Kennametal Inc.	513	19,196
LB Foster Co., Class A	1,050	22,523
Luxfer Holdings PLC ADR	4,731	60,509
Lydall Inc. (a)	4,000	206,800
Mueller Industries Inc.	4,879	148,566
Nordson Corp.	1,422	172,517
Standex International Corp.	2,600	235,820
The Gorman-Rupp Co.	1,700	43,299
The Timken Co.	6,235	288,369
TriMas Corp. (a)	9,800	204,330
Watts Water Technologies Inc., Class A	1,650	104,280
Welbilt Inc. (a)	12,900	243,165
Woodward Inc.	4,943	334,048

		2,992,712

	Number of Shares	Fair Value $
Industrial REITs - 0.1%
Rexford Industrial Realty Inc.	882	24,202
STAG Industrial Inc.	1,373	37,895

		62,097

Internet & Direct Marketing Retail - 0.1%
Nutrisystem Inc.	500	26,025

Internet Software & Services - 3.2%
Autobytel Inc. (a)	1,800	22,698
Cornerstone OnDemand Inc. (a)	6,139	219,469
Envestnet Inc. (a)	3,300	130,680
LogMeIn Inc.	2,800	292,600
New Relic Inc. (a)	5,700	245,157
NIC Inc.	10,335	195,848
Q2 Holdings Inc. (a)	500	18,475
Stamps.com Inc. (a)	160	24,780
The Meet Group Inc. (a)	2,500	12,625
Web.com Group Inc. (a)	1,600	40,480
Xactly Corp. (a)	5,600	87,640

		1,290,452

Investment Banking & Brokerage - 1.4%
Evercore Partners Inc., Class A	343	24,182
Greenhill & Company Inc.	1,058	21,266
Moelis & Co., Class A	698	27,117
Piper Jaffray Cos.	699	41,905
Raymond James Financial Inc.	5,096	408,801
Stifel Financial Corp. (a)	987	45,382

		568,653

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	1,195	22,275
Science Applications International Corp.	323	22,422
The Hackett Group Inc.	1,400	21,700
Virtusa Corp. (a)	477	14,024

		80,421

Leisure Products - 0.9%
Brunswick Corp.	338	21,203
Malibu Boats Inc., Class A (a)	700	18,109
MCBC Holdings Inc. (a)	1,300	25,415
Nautilus Inc. (a)	1,214	23,248
Polaris Industries Inc.	3,161	291,539

		379,514

Life Sciences Tools & Services - 2.0%
Bruker Corp.	4,612	133,010
Cambrex Corp. (a)	822	49,115
Charles River Laboratories International Inc. (a)	341	34,492

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

ICON PLC (a)	2,265	221,494
INC Research Holdings Inc., Class A (a)	5,989	350,356
PAREXEL International Corp. (a)	138	11,994
PRA Health Sciences Inc. (a)	450	33,755

		834,216

Managed Healthcare - 1.1%
Centene Corp. (a)	4,062	324,473
Magellan Health Inc. (a)	596	43,448
Molina Healthcare Inc. (a)	1,162	80,387

		448,308

Marine - 0.1%
Kirby Corp. (a)	307	20,523

Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,458	55,112
National General Holdings Corp.	1,100	23,210

		78,322

Multi-Utilities - 0.1%
Black Hills Corp.	566	38,188

Office REITs - 0.7%
Brandywine Realty Trust	2,376	41,651
Corporate Office Properties Trust	660	23,120
Cousins Properties Inc.	23,082	202,891

		267,662

Office Services & Supplies - 0.7%
Herman Miller Inc.	4,627	140,661
HNI Corp.	571	22,766
Knoll Inc.	903	18,105
Steelcase Inc., Class A	1,477	20,678
West Corp.	2,840	66,229

		268,439

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	3,208	26,113

Oil & Gas Equipment & Services - 1.1%
C&J Energy Services Inc. (a)	622	21,316
Dril-Quip Inc. (a)	1,062	51,826
Forum Energy Technologies Inc. (a)	12,955	202,098
Natural Gas Services Group Inc. (a)	917	22,787
Oil States International Inc. (a)	5,979	162,330

		460,357

Oil & Gas Exploration & Production - 1.4%
Callon Petroleum Co. (a)	2,936	31,151
Carrizo Oil & Gas Inc. (a)	3,645	63,496
Denbury Resources Inc. (a)	19,081	29,194

	Number of Shares	Fair Value $
Newfield Exploration Co. (a)	9,664	275,037
Rice Energy Inc. (a)	1,046	27,855
Ring Energy Inc. (a)	1,559	20,267
SM Energy Co.	7,158	118,322

		565,322

Packaged Foods & Meats - 3.5%
Amplify Snack Brands Inc. (a)	7,500	72,300
B&G Foods Inc.	6,500	231,400
Cal-Maine Foods Inc. (a)	719	28,472
J&J Snack Foods Corp.	581	76,733
Sanderson Farms Inc.	2,425	280,451
Snyder’s-Lance Inc.	9,900	342,738
TreeHouse Foods Inc. (a)	4,800	392,112

		1,424,206

Paper Packaging - 0.4%
Packaging Corporation of America	1,433	159,622

Paper Products - 0.1%
Neenah Paper Inc.	532	42,693

Personal Products - 0.4%
elf Beauty Inc. (a)	4,500	122,445
USANA Health Sciences Inc. (a)	359	23,012

		145,457

Pharmaceuticals - 1.4%
Catalent Inc. (a)	3,148	110,495
Corcept Therapeutics Inc. (a)	4,300	50,740
Depomed Inc. (a)	1,000	10,740
Heska Corp. (a)	350	35,724
Horizon Pharma PLC (a)	900	10,683
Innoviva Inc. (a)	1,700	21,760
Phibro Animal Health Corp., Class A	1,274	47,202
Prestige Brands Holdings Inc. (a)	2,650	139,946
Sucampo Pharmaceuticals Inc., Class A (a)	1,800	18,900
Supernus Pharmaceuticals Inc. (a)	2,500	107,750

		553,940

Property & Casualty Insurance - 2.6%
Allied World Assurance Company Holdings AG (b)	6,100	322,690
AMERISAFE Inc.	2,520	143,514
Argo Group International Holdings Ltd.	4,495	272,397
Atlas Financial Holdings Inc. (a)	600	8,940
RLI Corp.	1,795	98,043
The Navigators Group Inc.	4,000	219,600
Universal Insurance Holdings Inc.	416	10,483

		1,075,667

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Publishing - 1.2%
John Wiley & Sons Inc., Class A	9,536	503,024

Railroads - 0.5%
Genesee & Wyoming Inc., Class A (a)	3,231	220,968

Regional Banks - 8.9%
1st Source Corp.	397	19,032
BankUnited Inc.	1,063	35,834
Banner Corp.	569	32,154
Bryn Mawr Bank Corp.	3,000	127,500
Camden National Corp.	639	27,419
Chemical Financial Corp.	655	31,709
Columbia Banking System Inc.	685	27,297
Community Bank System Inc.	2,300	128,271
Cullen/Frost Bankers Inc.	1,565	146,969
CVB Financial Corp.	7,900	177,197
Enterprise Financial Services Corp.	653	26,642
FCB Financial Holdings Inc., Class A (a)	429	20,485
Fidelity Southern Corp.	424	9,693
First Financial Bankshares Inc.	2,500	110,500
First Interstate BancSystem Inc., Class A	213	7,924
Fulton Financial Corp.	11,247	213,693
German American Bancorp Inc.	2,500	85,225
Great Southern Bancorp Inc.	532	28,462
Home BancShares Inc.	1,724	42,928
Hope Bancorp Inc.	1,133	21,130
IBERIABANK Corp.	2,617	213,286
Independent Bank Corp.	2,200	146,630
Lakeland Financial Corp.	365	16,746
LegacyTexas Financial Group Inc.	1,396	53,229
Pinnacle Financial Partners Inc.	526	33,033
Prosperity Bancshares Inc.	4,634	297,688
Renasant Corp.	7,398	323,589
South State Corp.	213	18,254
Southwest Bancorp Inc.	938	23,966
Stock Yards Bancorp Inc.	2,100	81,690
SVB Financial Group (a)	1,335	234,680
Texas Capital Bancshares Inc. (a)	548	42,415
UMB Financial Corp.	2,600	194,636
Umpqua Holdings Corp.	2,262	41,530
United Community Banks Inc.	1,579	43,896
Washington Trust Bancorp Inc.	2,700	139,185
Westamerica Bancorporation	2,527	141,613
Western Alliance Bancorp (a)	3,975	195,570
Wintrust Financial Corp.	730	55,801

		3,617,501

Reinsurance - 0.0%*
Maiden Holdings Ltd.	1,619	17,971

	Number of Shares	Fair Value $
Research & Consulting Services - 0.3%
Huron Consulting Group Inc. (a)	200	8,640
Resources Connection Inc.	8,490	116,313

		124,953

Residential REITs - 0.5%
Education Realty Trust Inc.	5,692	220,565

Restaurants - 1.4%
BJ’s Restaurants Inc. (a)	600	22,350
Brinker International Inc.	659	25,108
Buffalo Wild Wings Inc. (a)	1,062	134,555
Carrols Restaurant Group Inc. (a)	700	8,575
Cracker Barrel Old Country Store Inc.	628	105,033
Dave & Buster’s Entertainment Inc. (a)	450	29,930
El Pollo Loco Holdings Inc. (a)	4,500	62,325
Red Robin Gourmet Burgers Inc. (a)	141	9,200
Ruth’s Hospitality Group Inc.	2,410	52,418
Texas Roadhouse Inc.	2,758	140,520

		590,014

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	1,922	36,883

Security & Alarm Services - 0.8%
The Brink’s Co.	4,647	311,349

Semiconductor Equipment - 0.5%
Advanced Energy Industries Inc. (a)	600	38,814
Amkor Technology Inc. (a)	2,500	24,425
Brooks Automation Inc.	1,146	24,857
Ichor Holdings Ltd. (a)	700	14,112
Rudolph Technologies Inc. (a)	3,466	79,198
Versum Materials Inc.	544	17,680

		199,086

Semiconductors - 1.1%
Cirrus Logic Inc. (a)	400	25,088
MaxLinear Inc. (a)	987	27,528
Microsemi Corp. (a)	3,424	160,243
Semtech Corp. (a)	6,971	249,213

		462,072

Specialized REITs - 0.6%
CoreSite Realty Corp.	1,870	193,601
Potlatch Corp.	913	41,724

		235,325

Specialty Chemicals - 2.9%
Ferro Corp. (a)	1,097	20,064
HB Fuller Co.	6,632	338,961
Innospec Inc.	2,600	170,430

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

KMG Chemicals Inc.	861	41,905
PolyOne Corp.	5,712	221,283
Quaker Chemical Corp.	1,627	236,289
Sensient Technologies Corp.	1,884	151,719

		1,180,651

Specialty Stores - 0.1%
Hibbett Sports Inc. (a)	2,600	53,950

Steel - 0.5%
Commercial Metals Co.	6,475	125,809
Ryerson Holding Corp. (a)	2,673	26,463
Worthington Industries Inc.	671	33,698

		185,970

Systems Software - 1.9%
Barracuda Networks Inc. (a)	879	20,270
CommVault Systems Inc. (a)	4,500	254,025
Gigamon Inc. (a)	3,300	129,855
Progress Software Corp.	900	27,801
Qualys Inc. (a)	7,700	314,160
Talend S.A. ADR (a)	700	24,346

		770,457

Technology Distributors - 0.1%
ePlus Inc. (a)	320	23,712
Insight Enterprises Inc. (a)	301	12,037
ScanSource Inc. (a)	415	16,724

		52,473

Technology Hardware, Storage & Peripherals - 0.8%
Diebold Nixdorf Inc.	11,118	311,304
Super Micro Computer Inc. (a)	806	19,868

		331,172

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	800	29,712
HomeStreet Inc. (a)	1,090	30,166

	Number of Shares	Fair Value $
Washington Federal Inc.	685	22,742

		82,620

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	925	33,392

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	4,623	272,988
BMC Stock Holdings Inc. (a)	1,200	26,220
GMS Inc. (a)	746	20,963
Neff Corp., Class A (a)	2,000	38,000

		358,171

Trucking - 0.7%
Heartland Express Inc.	1,419	29,544
Old Dominion Freight Line Inc.	2,176	207,242
Saia Inc. (a)	905	46,426

		283,212

Water Utilities - 0.0%*
SJW Group	208	10,229

Total Common Stock (Cost $29,590,038)		38,898,180

Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $1,893,664) (b,c,d)	1,893,664	1,893,664

Total Investments (Cost $31,483,702)		40,791,844

Liabilities in Excess of Other Assets, net - (0.2)%		(79,920)

NET ASSETS - 100.0%		40,711,924

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

Russell 2000 Mini Index Futures	September 2017	8	$565,720	$(6)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.

Abbreviations:

ADR        American Depositary Receipt

REIT        Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,575,438	$2,575,438	6,605,491	7,287,265	1,893,664	$1,893,664	$1,017	$—

10	Notes to Schedule of Investments

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date									4/28/00
Net asset value, beginning of period	$14.40		$12.20	$14.39	$16.26		$13.37		$12.85

Income/(loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.04)	(0.06)		(0.03)		0.00	††
Net realized and unrealized gains/(losses) on investments	0.76		2.93	(0.52)	0.67		4.96		1.86

Total income/(loss) from investment operations	0.73		2.90	(0.56)	0.61		4.93		1.86

Less distributions from:
Net investment income	—		—	—	—		—		0.00	††
Net realized gains	—		0.70	1.63	2.48		2.04		1.34

Total distributions	—		0.70	1.63	2.48		2.04		1.34

Net asset value, end of period	$15.13		$14.40	$12.20	$14.39		$16.26		$13.37

Total Return(a)	5.07%		23.77%	(4.12)%	3.77%		36.89%		14.57%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,712		$42,320	$38,359	$43,460		$50,248		$41,942

Ratios to average net assets:
Net expenses	1.33	%**	1.40%	1.36%	1.33	%(b)	1.27	%(b)(c)	1.34	%(b)(c)
Gross expenses	1.33	%**	1.40%	1.36%	1.33%		1.28%		1.38%
Net investment income (loss)	(0.13	)%**	(0.22)%	(0.30)%	(0.35)%		(0.23)%		0.01%
Portfolio turnover rate	19%		36%	42%	37%		39%		36%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a voluntary waiver of management fees by GE Asset Managerment, Incorporated (“GEAM”) the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
††	Rounds to less than $0.01.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $29,590,038)	$38,898,180
Short-term affiliated investments, at fair value	1,893,664
Restricted cash(1)	80,000
Receivable for investments sold	35,744
Income receivable	31,696
Income receivable from affiliated investments	1,442
Other assets	1,510

Total assets	40,942,236

Liabilities
Payable for investments purchased	97,092
Payable for fund shares redeemed	3,669
Payable for variation margin on open futures contracts	1,480
Payable to the Adviser (Notes 6 & 7)	31,909
Payable to the Custodian (Note 6)	71,621
Accrued other expenses	24,541

Total liabilities	230,312

Net Assets	$40,711,924

Net Assets Consist of:
Capital paid in	$29,449,503
Undistributed (distributions in excess of) net investment income	(27,488)
Accumulated net realized gain	1,981,773
Net unrealized appreciation (depreciation) on:
Investments	9,308,142
Futures	(6)

Net Assets	$40,711,924

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,690,158
Net asset value per share	$15.13
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income
Income
Dividend	$242,311
Interest	85
Income from affiliated investments	1,017
Less: Foreign taxes withheld	(591)

Total income	242,822

Expenses
Advisory and administration fees (Note 6)	194,376
Directors’ fees (Note 6)	1,439
Custody and accounting expenses — net (Note 6)	49,168
Professional fees	15,212
Other expenses	10,115

Total Expenses	270,310

Net investment loss	$(27,488)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$1,628,322
Futures	(21,355)
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	449,734
Futures	18,127

Net realized and unrealized gain (loss) on investments	2,074,828

Net increase in net assets resulting from operations	$2,047,340

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(27,488)	$(82,782)
Net realized gain (loss) on investments and futures	1,606,967	2,449,395
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	467,861	5,649,152

Net increase (decrease) from operations	2,047,340	8,015,765

Distributions to shareholders from:
Net realized gains	—	(1,956,940)

Total distributions	—	(1,956,940)

Increase (decrease) in assets from operations and distributions	2,047,340	6,058,825

Share transactions:
Proceeds from sale of shares	1,306,165	3,283,066
Value of distributions reinvested	—	1,956,940
Cost of shares redeemed	(4,961,922)	(7,337,373)

Net increase (decrease) from share transactions	(3,655,757)	(2,097,367)

Total increase (decrease) in net assets	(1,608,417)	3,961,458

Net Assets
Beginning of period	42,320,341	38,358,883

End of period	$40,711,924	$42,320,341

Undistributed (distributions in excess of) net investment income, end of period	$(27,488)	$—

Changes in Fund Shares
Shares sold	88,300	229,534
Issued for distributions reinvested	—	135,616
Shares redeemed	(336,947)	(570,268)

Net decrease in fund shares	(248,647)	(205,118)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$38,898,180	$—	$—	$38,898,180
Short-Term Investments	1,893,664	—	—	1,893,664

Total Investments in Securities	$40,791,844	$—	$—	$40,791,844

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(6)	$—	$—	$(6)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017		Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(6)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	(21,355)	18,127

During the six-month period ended June 30, 2017, the Fund had an average notional value of $748,070 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGM FM, a registered investment adviser, was retained by the Board effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGM FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

State Street Bank & Trust Company (“State Street”) serves as sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in the advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

7.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

Non-U.S. Government Securities
Purchases	Sales

$7,288,939	$10,067,293

Affiliated Investments  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Schedule of Investments.

9.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

10.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

$31,834,194	$10,155,852	$(1,198,202)	$8,957,650

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the fiscal year ended December 31, 2016.

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$—	$1,956,940	$1,956,940
2015	—	4,541,080	4,541,080

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, return of capital distributions from securities, net operating losses, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$82,782	$3,261	$(86,043)

11.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304 (a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	21

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of $68,216 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Simon Property Group Inc.	6.95%
Equinix Inc.	5.86%
Prologis Inc. REIT	5.01%
AvalonBay Communities Inc.	4.44%
Boston Properties Inc.	3.97%
Vornado Realty Trust	3.78%
HCP Inc.	3.63%
CubeSmart	3.54%
Essex Property Trust Inc.	3.24%
Douglas Emmett Inc.	2.97%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2017 — June 30, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,017.00	$1,019.89
Expenses paid during the period*	$4.95	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.5% †
Alternate Housing - 7.0%
American Homes 4 Rent, Class A	29,770	671,909
Colony Starwood Homes	56,530	1,939,544
Education Realty Trust Inc.	17,130	663,788
Invitation Homes Inc.	18,780	406,211
Sun Communities Inc.	12,165	1,066,749

		4,748,201

Diversified - 4.6%
Vornado Realty Trust	27,490	2,581,311
Washington Real Estate Investment Trust	17,341	553,178

		3,134,489

Freestanding - 2.0%
STORE Capital Corp.	59,570	1,337,346

Healthcare - 11.5%
HCP Inc.	77,480	2,476,261
Healthcare Realty Trust Inc.	7,310	249,636
Healthcare Trust of America Inc., Class A	44,760	1,392,483
Medical Properties Trust Inc.	56,860	731,788
Omega Healthcare Investors Inc.	11,130	367,513
Ventas Inc.	11,043	767,268
Welltower Inc.	24,540	1,836,819

		7,821,768

Hotel - 6.1%
Chesapeake Lodging Trust	25,680	628,390
DiamondRock Hospitality Co.	29,700	325,215
Hilton Worldwide Holdings Inc.	19,470	1,204,219
Host Hotels & Resorts Inc.	76,540	1,398,386
Sunstone Hotel Investors Inc.	38,550	621,426

		4,177,636

Industrial - 9.9%
DCT Industrial Trust Inc.	5,000	267,200
Duke Realty Corp.	45,410	1,269,210
First Industrial Realty Trust Inc.	12,770	365,477
Prologis Inc. REIT	58,260	3,416,366
PS Business Parks Inc.	3,840	508,378
STAG Industrial Inc.	33,610	927,636

		6,754,267

	Number of Shares	Fair Value $

Multifamily - 13.3%
Apartment Investment & Management Co., Class A	23,810	1,023,116
AvalonBay Communities Inc.	15,750	3,026,678
Equity Residential	14,410	948,610
Essex Property Trust Inc.	8,590	2,209,949
UDR Inc.	47,570	1,853,803

		9,062,156

Office - 14.7%
Alexandria Real Estate Equities Inc.	12,820	1,544,425
Boston Properties Inc.	22,040	2,711,361
Columbia Property Trust Inc.	26,230	587,027
Cousins Properties Inc.	48,850	429,392
Douglas Emmett Inc.	53,000	2,025,130
Highwoods Properties Inc.	28,370	1,438,643
Mack-Cali Realty Corp.	32,060	870,108
Parkway Inc.	18,041	412,959

		10,019,045

Regional Malls - 10.3%
GGP Inc.	67,480	1,589,829
Simon Property Group Inc.	29,300	4,739,568
The Macerich Co.	11,240	652,594

		6,981,991

Self Storage - 5.8%
CubeSmart	100,640	2,419,386
Public Storage	7,170	1,495,160

		3,914,546

Shopping Centers - 5.5%
DDR Corp.	67,260	610,048
Kimco Realty Corp.	54,920	1,007,782
Regency Centers Corp.	24,683	1,546,143
Weingarten Realty Investors	18,620	560,462

		3,724,435

Specialty - 8.8%
CyrusOne Inc.	25,660	1,430,545
Digital Realty Trust Inc.	4,970	561,361
Equinix Inc.	9,310	3,995,480

		5,987,386

Total Common Stock (REITs) (Cost $63,927,079)		67,663,266

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (a,b) (Cost $553,084)	553,084	553,084

Total Investments (Cost $64,480,163)		68,216,350

Liabilities in Excess of Other Assets, net - (0.3)%		(188,234)

NET ASSETS - 100.0%		68,028,116

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.

Abbreviations:

REIT - Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund -Class G Shares	741,322	$741,322	7,291,221	7,479,459	553,084	$553,084	$1,487	$—

Notes to Schedule of Investments	5

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date									5/1/95
Net asset value, beginning of period	$12.37		$13.30	$14.74	$12.68		$13.27		$11.58

Income/(loss) from investment operations:
Net investment income	0.14		0.31	0.29	0.28		0.19		0.29
Net realized and unrealized gains/(losses) on investments	0.07		0.71	0.41	3.79		0.16		1.65

Total income from investment operations	0.21		1.02	0.70	4.07		0.35		1.94

Less distributions from:
Net investment income	—		0.35	0.28	0.29		0.20		0.25
Net realized gains	—		1.60	1.86	1.72		0.74		—

Total distributions	—		1.95	2.14	2.01		0.94		0.25

Net asset value, end of period	$12.58		$12.37	$13.30	$14.74		$12.68		$13.27

Total return(a)	1.70%		8.00%	4.56%	31.90%		2.60%		16.79%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$68,028		$72,483	$78,912	$91,007		$102,603		$76,751

Ratios to average net assets:
Net expenses	0.99	%**	0.97%	0.95%	0.94	%(b)	0.96	%(b)	0.98	%(b)
Gross expenses	0.99	%**	0.97%	0.95%	0.94%		0.96%		0.98%
Net investment income	2.09	%**	1.95%	1.80%	1.57%		1.50%		2.13%
Portfolio turnover rate	37%		67%	57%	53%		82%		49%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6	Financial Highlights

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $63,927,079)	$67,663,266
Short-term affiliated investments, at fair value	553,084
Receivable for investments sold	323,369
Income receivable	242,665
Income receivable from affiliated investments	146
Other assets	2,598

Total assets	68,785,128

Liabilities
Payable for investments purchased	650,376
Payable for fund shares redeemed	18,997
Payable to the Adviser (Notes 5 & 6)	48,102
Payable to the Custodian (Note 5)	18,384
Accrued other expenses	21,153

Total liabilities	757,012

Net Assets	$68,028,116

Net Assets Consist of:
Capital paid in	$62,518,370
Undistributed (distributions in excess of) net investment income	728,989
Accumulated net realized gain	1,044,570
Net unrealized appreciation (depreciation) on:
Investments	3,736,187

Net Assets	$68,028,116

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,409,130
Net asset value per share	$12.58

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	7

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income

Income
Dividend	$1,073,450
Income from affiliated investments	1,487

Total income	1,074,937

Expenses
Advisory and administration fees (Notes 5 & 6)	297,549
Directors’ fees (Note 5)	2,460
Custody and accounting expenses — net (Note 5)	16,836
Professional fees	13,726
Other expenses	15,377

Total Expenses	345,948

Net investment income	$728,989

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$152,193
Increase (decrease) in unrealized appreciation/depreciation on investments	364,763

Net realized and unrealized gain (loss) on investments	516,956

Net increase in net assets resulting from operations	$1,245,945

The accompanying Notes are an integral part of these financial statements.

8	Statement of Operations

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$728,989	$1,474,630
Net realized gain (loss) on investments	152,193	7,834,371
Net increase (decrease) in unrealized appreciation/depreciation on investments	364,763	(3,629,734)

Net increase (decrease) from operations	1,245,945	5,679,267

Distributions to shareholders from:
Net investment income	—	(1,747,854)
Net realized gains	—	(8,094,477)

Total distributions	—	(9,842,331)

Increase (decrease) in assets from operations and distributions	1,245,945	(4,163,064)

Share transactions:
Proceeds from sale of shares	795,008	7,409,090
Value of distributions reinvested	—	9,842,331
Cost of shares redeemed	(6,495,570)	(19,518,072)

Net increase (decrease) from share transactions	(5,700,562)	(2,266,651)

Total increase (decrease) in net assets	(4,454,617)	(6,429,715)

Net Assets
Beginning of period	72,482,733	78,912,448

End of period	$68,028,116	$72,482,733

Undistributed (distributions in excess of) net investment income, end of period	$728,989	$—

Changes in Fund Shares
Shares sold	64,587	500,614
Issued for distributions reinvested	—	814,763
Shares redeemed	(516,856)	(1,385,424)

Net decrease in fund shares	(452,269)	(70,047)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Change in Net Assets	9

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts  Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$67,663,266	$—	$—	$67,663,266
Short-Term Investments	553,084	—	—	553,084

Total Investments in Securities	$68,216,350	$—	$—	$68,216,350

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

4.	Line of Credit

Currently, the Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

5.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Management, Inc. (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

Non-U.S. Government Securities
Purchases	Sales

$25,548,377	$29,886,375

Affiliated Investments  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Schedule of Investments.

8.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

$64,670,091	$5,677,607	$(2,131,348)	$3,546,259

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2016.

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total

2016	$3,258,333	$6,583,998	$9,842,331
2015	2,565,244	8,415,475	10,980,719

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) distributions from REITs, dividend re-designations and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In

$123,159	$(123,159)	$—

10.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304 (a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period

14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

16	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Semi-Annual Report

30 June 2017

State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Semi-Annual Report

June 30, 2017 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Fund Information — June 30, 2017 (Unaudited)

Notes to Performance

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Compositions as a % of Fair Value of $34,213 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	5.79%
Alphabet Inc., Class C	5.08%
Visa Inc., Class A	4.71%
The Charles Schwab Corp.	4.45%
Allergan PLC	4.30%
Facebook Inc., Class A	4.22%
CME Group Inc.	4.11%
S&P Global Inc.	3.92%
PepsiCo Inc.	3.87%
Amazon.com Inc.	3.84%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,165.10	$1,020.58
Expenses paid during the period*	$4.56	$4.26

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.85% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 95.7%†
Application Software - 4.1%
Intuit Inc.	3,965	526,592
salesforce.com Inc. (a)	10,747	930,690

		1,457,282

Biotechnology - 9.3%
Alexion Pharmaceuticals Inc. (a)	8,764	1,066,316
Amgen Inc.	6,052	1,042,336
Gilead Sciences Inc. (b)	10,225	723,726
Vertex Pharmaceuticals Inc. (a)	3,652	470,633

		3,303,011

Cable & Satellite - 9.2%
Charter Communications Inc., Class A (a)	3,547	1,194,807
Comcast Corp., Class A	16,048	624,588
Liberty Global PLC, Class C (a)	34,014	1,060,557
Sirius XM Holdings Inc. (b)	70,949	388,091

		3,268,043

Data Processing & Outsourced Services - 5.7%
PayPal Holdings Inc. (a)	7,512	403,169
Visa Inc., Class A	17,195	1,612,547

		2,015,716

Financial Exchanges & Data - 7.7%
CME Group Inc.	11,234	1,406,946
S&P Global Inc.	9,182	1,340,480

		2,747,426

Healthcare Equipment - 5.0%
Abbott Laboratories	10,016	486,878
Medtronic PLC	14,673	1,302,228

		1,789,106

Healthcare Supplies - 1.7%
The Cooper Companies Inc.	2,546	609,563

Home Improvement Retail - 1.7%
Lowe’s Companies Inc.	7,930	614,813

Internet & Direct Marketing Retail - 3.7%
Amazon.com Inc. (a)	1,356	1,312,608

Internet Software & Services - 11.0%
Alibaba Group Holding Ltd. ADR (a)	3,057	430,731
Alphabet Inc., Class A (a)	313	290,990
Alphabet Inc., Class C (a)	1,911	1,736,583
Facebook Inc., Class A (a)	9,553	1,442,312

		3,900,616

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 4.3%
The Charles Schwab Corp.	35,474	1,523,963

Movies & Entertainment - 2.3%
The Walt Disney Co.	7,795	828,219

Oil & Gas Equipment & Services - 1.6%
Schlumberger Ltd.	8,406	553,451

Pharmaceuticals - 4.2%
Allergan PLC	6,052	1,471,181

Regional Banks - 1.3%
First Republic Bank	4,486	449,049

Restaurants - 0.9%
Starbucks Corp. (b)	5,738	334,583

Semiconductor Equipment - 2.0%
Applied Materials Inc.	16,694	689,629

Semiconductors - 1.0%
Broadcom Ltd.	1,506	350,973

Soft Drinks - 3.7%
PepsiCo Inc.	11,463	1,323,862

Specialized REITs - 3.6%
American Tower Corp.	9,553	1,264,053

Systems Software - 3.1%
Microsoft Corp.	16,068	1,107,567

Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	13,756	1,981,139

Trading Companies & Distributors - 3.0%
United Rentals Inc. (a)	9,390	1,058,347

Total Common Stock (Cost $21,883,841)		33,954,200

Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $258,310) (c)(d)	258,310	258,310

Total Investments (Cost $22,142,151)		34,212,510

Other Assets and Liabilities, net - 3.6%		1,285,639

NET ASSETS - 100.0%		35,498,149

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Numberof Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2017	7	$847,315	$(4,857)

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2017.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	535,474	$535,474	3,797,875	4,075,039	258,310	$258,310	$2,548	$—

Notes to Schedule of Investments	5

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date									12/12/97

Net asset value, beginning of period	$86.08		$94.07	$106.58	$107.84		$85.99		$71.78

Income/(loss) from investment operations:
Net investment income	0.12		0.50	0.52	0.63		0.58		0.78
Net realized and unrealized gains/(losses) on investments	14.09		1.90	3.25	14.71		29.35		14.20

Total income from investment operations	14.21		2.40	3.77	15.34		29.93		14.98

Less distributions from:
Net investment income	—		0.48	0.53	0.58		0.58		0.77
Net realized gains	—		9.91	15.75	16.02		7.50		—

Total distributions	—		10.39	16.28	16.60		8.08		0.77

Net asset value, end of period	$100.29		$86.08	$94.07	$106.58		$107.84		$85.99

Total Return(a)	16.51%		2.47%	3.30%	14.05%		34.88%		20.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,498		$33,219	$36,858	$39,944		$40,852		$35,397

Ratios to average net assets:
Net expenses	0.85	%**	0.84%	0.81%	0.81	%(b)	0.83	%(b)	0.85	%(b)
Gross expenses	0.85	%**	0.84%	0.81%	0.81%		0.83%		0.85%
Net investment income	0.23	%**	0.52%	0.46%	0.52%		0.54%		0.84%
Portfolio turnover rate	10%		22%	19%	19%		21%		17%

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $21,883,841)	$33,954,200
Short-term affiliated investments, at fair value	258,310
Receivable for investments sold	1,576,820
Income receivable	13,283
Receivable for fund shares sold	118
Income receivable from affiliated investments	381
Receivable for variation margin on open futures contracts	315
Other assets	1,216

Total assets	35,804,643

Liabilities
Payable for investments purchased	251,908
Payable for fund shares redeemed	2,703
Payable to the Adviser (Note 6)	18,208
Payable to the Custodian (Note 6)	16,304
Accrued other expenses	17,371

Total liabilities	306,494

Net Assets	$35,498,149

Net Assets Consist of:
Capital paid in	$21,781,750
Undistributed (distributions in excess of) net investment income	40,753
Accumulated net realized gain	1,610,144
Net unrealized appreciation (depreciation) on:
Investments	12,070,359
Futures	(4,857)

Net Assets	$35,498,149

Shares outstanding ($0.01 par value; unlimited shares authorized)	353,939
Net asset value per share	$100.29

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	7

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2017 (Unaudited)

Investment Income
Income
Dividend	$187,306
Interest	53
Income from affiliated investments	2,548

Total income	189,907

Expenses
Advisory and administration fees (Note 6)	113,974
Directors’ fees (Note 6)	1,157
Custody and accounting expenses — net (Note 6)	12,568
Professional fees	13,158
Other expenses	8,297

Total expenses	149,154

Net investment income	$40,753

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$1,620,820
Futures	30,264
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	3,647,290
Futures	(6,753)

Net realized and unrealized gain (loss) on investments	5,291,621

Net Increase in Net Assets Resulting from Operations	$5,332,374

The accompanying Notes are an integral part of these financial statements.

8	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$40,753	$177,205
Net realized gain (loss) on investments and futures	1,651,084	3,050,197
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,640,537	(2,504,266)

Net increase (decrease) from operations	5,332,374	723,136

Distributions to shareholders from:
Net investment income	—	(166,977)
Net realized gains	—	(3,430,576)

Total distributions	—	(3,597,553)

Increase (decrease) in assets from operations and distributions	5,332,374	(2,874,417)

Share transactions:
Proceeds from sale of shares	590,095	435,151
Value of distributions reinvested	—	3,597,553
Cost of shares redeemed	(3,643,095)	(4,797,192)

Net increase (decrease) from share transactions	(3,053,000)	(764,488)

Total increase (decrease) in net assets	2,279,374	(3,638,905)

Net Assets
Beginning of period	33,218,775	36,857,680

End of period	$35,498,149	$33,218,775

Undistributed (distributions in excess of) net investment income, end of period	$40,753	$—

Changes in Fund Shares
Shares sold	6,083	4,745
Issued for distributions reinvested	—	41,480
Shares redeemed	(38,071)	(52,106)

Net decrease in fund shares	(31,988)	(5,881)

(a)	Unaudited

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	9

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2017, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors (the “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$33,954,200	$—	$—	$33,954,200
Short-Term Investments	258,310	—	—	258,310

Total Investments in Securities	$34,212,510	$—	$—	$34,212,510

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(4,857)	$—	$—	$(4,857)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017		Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assetsand Liabilities	Fair Value ($)	Location in the Statement of Assetsand Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/(Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/(Depreciation) on Futures	(4,857)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Realized Gain(Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	30,264	(6,753)

During the six-month period ended June 30, 2017, the Fund had an average notional value of $239,309 and $230,128 on long and short futures contracts, respectively. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2017.

5.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Fund during the six-month period ended June 30, 2017.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors is reflected on the Statement of Operations. These fees are allocated

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

(For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$3,382,981	$7,410,468

Affiliated Investments  The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2017 are disclosed in the Schedules of Investments.

8.	Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Fund and concluded that it will be limited to additional disclosures.

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2013, 2014, 2015, and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2017, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$22,277,023	$12,108,719	$(173,232)	$11,935,487

As of December 31, 2016, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2016.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2016	$202,315	$3,395,238	$3,597,553
2015	279,975	5,173,327	5,453,302

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, return of capital distributions from securities, dividend re-designations and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(10,228)	$10,228	$—

10.	Change in Audit Firm

KPMG LLP (“KPMG”) served as the independent registered certified public accounting firm of the Company through its resignation as of June 30, 2016. On September 9, 2016, upon recommendation by the Audit Committee of the Company, the Company’s Board of Directors selected Ernst & Young LLP (“EY”) to replace KPMG as the independent public accountant for the fiscal year ended December 31, 2016. The reports of KPMG on the financial statements for the fiscal years ended December 31, 2014 and December 31, 2015 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference thereto in their reports on the financial statements for such years or periods. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through the period ended June 30, 2016, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and KPMG furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended December 31, 2016. During the Company’s fiscal years ended December 31, 2014 and December 31, 2015 and through September 9, 2016, neither the Company nor anyone on its behalf has consulted EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

16	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund

Schedule of Investments June 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—34.8% †
Common Stock—34.8%

Advertising—0.1%
Emerald Expositions Events Inc.	297	$6,504
MDC Partners Inc., Class A	1,024	10,138
National CineMedia Inc.	1,224	9,082
Omnicom Group Inc.	8,699	721,147
The Interpublic Group of Companies Inc.	14,824	364,670
		1,111,541

Aerospace & Defense—0.8%
AAR Corp.	609	21,169
Aerojet Rocketdyne Holdings Inc.	1,190	24,752	(a)
Aerovironment Inc.	410	15,662	(a)
Arconic Inc.	16,523	374,246
Astronics Corp.	430	13,102	(a)
Axon Enterprise Inc.	1,048	26,347	(a)
Cubic Corp.	503	23,289
Curtiss-Wright Corp.	1,197	109,861
DigitalGlobe Inc.	1,188	39,560	(a)
Ducommun Inc.	204	6,442	(a)
Engility Holdings Inc.	359	10,196	(a)
Esterline Technologies Corp.	736	69,773	(a)
General Dynamics Corp.	10,559	2,091,738
Huntington Ingalls Industries Inc.	372	69,252
KLX Inc.	1,400	70,000	(a)
Kratos Defense & Security Solutions Inc.	1,357	16,108	(a)
L3 Technologies Inc.	2,892	483,195
Lockheed Martin Corp.	9,334	2,591,212
Mercury Systems Inc.	897	37,755	(a)
Moog Inc., Class A	609	43,677	(a)
National Presto Industries Inc.	99	10,940
Northrop Grumman Corp.	6,533	1,677,086
Orbital ATK Inc.	462	45,442
Raytheon Co.	10,901	1,760,293
Rockwell Collins Inc.	6,102	641,198
Sparton Corp.	188	4,134	(a)
Teledyne Technologies Inc.	279	35,614	(a)
Textron Inc.	10,098	475,616
The Boeing Co.	20,829	4,118,935
The KeyW Holding Corp.	721	6,741	(a)
TransDigm Group Inc.	1,764	474,287	(a)
Triumph Group Inc.	925	29,230
United Technologies Corp.	27,777	3,391,849
Vectrus Inc.	210	6,787	(a)
Wesco Aircraft Holdings Inc.	1,112	12,065	(a)
		18,827,553

Agricultural & Farm Machinery—0.1%
AGCO Corp.	541	36,458
Deere & Co.	11,073	1,368,512
Lindsay Corp.	214	19,100
The Toro Co.	870	60,282
Titan International Inc.	888	10,665
		1,495,017

Agricultural Products—0.0% *
Alico Inc.	66	2,066
Archer-Daniels-Midland Co.	21,404	885,697
Darling Ingredients Inc.	2,971	46,764	(a)
Fresh Del Monte Produce Inc.	608	30,953
Ingredion Inc.	574	68,427
Limoneira Co.	240	5,671
		1,039,578

Air Freight & Logistics—0.2%
Air Transport Services Group Inc.	906	19,733	(a)
Atlas Air Worldwide Holdings Inc.	441	22,998	(a)
CH Robinson Worldwide Inc.	5,308	364,553
Echo Global Logistics Inc.	572	11,383	(a)
Expeditors International of Washington Inc.	6,750	381,240
FedEx Corp.	9,161	1,990,960
Forward Air Corp.	592	31,542
Hub Group Inc., Class A	667	25,580	(a)
Radiant Logistics Inc.	505	2,717	(a)
United Parcel Service Inc., Class B	25,543	2,824,800
		5,675,506

Airlines—0.2%
Alaska Air Group Inc.	4,666	418,820
Allegiant Travel Co.	259	35,120
American Airlines Group Inc.	18,543	933,084
Delta Air Lines Inc.	27,637	1,485,212
Hawaiian Holdings Inc.	1,036	48,640	(a)
JetBlue Airways Corp.	2,678	61,139	(a)
SkyWest Inc.	945	33,170
Southwest Airlines Co.	22,733	1,412,629
United Continental Holdings Inc.	10,561	794,715	(a)
		5,222,529

Alternative Carriers—0.0% *
Cogent Communications Holdings Inc.	830	33,283
Globalstar Inc.	7,534	16,047	(a)
Iridium Communications Inc.	1,646	18,188	(a)
Level 3 Communications Inc.	10,990	651,707	(a)
Lumos Networks Corp.	373	6,666	(a)
ORBCOMM Inc.	1,307	14,769	(a)
pdvWireless Inc.	52	1,212	(a)
Straight Path Communications Inc., Class B	163	29,283	(a)
Vonage Holdings Corp.	3,845	25,146	(a)
		796,301

Aluminum—0.0% *
Century Aluminum Co.	999	15,564	(a)
Kaiser Aluminum Corp.	351	31,071
		46,635

Apparel Retail—0.2%
Abercrombie & Fitch Co., Class A	1,369	17,030
American Eagle Outfitters Inc.	4,415	53,201
Ascena Retail Group Inc.	3,466	7,452	(a)
Boot Barn Holdings Inc.	265	1,876	(a)
Caleres Inc.	797	22,141
Chico’s FAS Inc.	3,545	33,394
Citi Trends Inc.	286	6,069
DSW Inc., Class A	1,275	22,567
Express Inc.	1,496	10,098	(a)

Foot Locker Inc.	4,938	243,345
Francesca’s Holdings Corp.	734	8,030	(a)
Genesco Inc.	370	12,543	(a)
Guess? Inc.	1,235	15,783
L Brands Inc.	9,058	488,136
Ross Stores Inc.	14,716	849,555
Shoe Carnival Inc.	284	5,930
Tailored Brands Inc.	985	10,992
The Buckle Inc.	577	10,271
The Cato Corp., Class A	510	8,971
The Children’s Place Inc.	334	34,101
The Finish Line Inc., Class A	840	11,903
The Gap Inc.	8,207	180,472
The TJX Companies Inc.	24,170	1,744,349
Tilly’s Inc., Class A	209	2,121
Urban Outfitters Inc.	725	13,441	(a)
Zumiez Inc.	363	4,483	(a)
		3,818,254

Apparel, Accessories & Luxury Goods—0.1%
Carter’s Inc.	385	34,246
Coach Inc.	10,609	502,230
Columbia Sportswear Co.	518	30,075
Delta Apparel Inc.	140	3,105	(a)
Fossil Group Inc.	824	8,528	(a)
G-III Apparel Group Ltd.	862	21,507	(a)
Hanesbrands Inc.	13,680	316,829
Iconix Brand Group Inc.	856	5,915	(a)
Kate Spade & Co.	1,038	19,193	(a)
Michael Kors Holdings Ltd.	5,840	211,700	(a)
Movado Group Inc.	312	7,878
Oxford Industries Inc.	324	20,247
Perry Ellis International Inc.	249	4,846	(a)
PVH Corp.	2,888	330,676
Ralph Lauren Corp.	2,118	156,308
Sequential Brands Group Inc.	787	3,140	(a)
Superior Uniform Group Inc.	159	3,554
Under Armour Inc., Class A	6,888	149,883	(a)
Under Armour Inc., Class C	6,931	139,729	(a)
Vera Bradley Inc.	408	3,990	(a)
VF Corp.	12,009	691,718
		2,665,297

Application Software—0.4%
8x8 Inc.	1,765	25,681	(a)
ACI Worldwide Inc.	3,150	70,465	(a)
Adobe Systems Inc.	18,542	2,622,580	(a,b)
Agilysys Inc.	301	3,046	(a)
American Software Inc., Class A	521	5,361
ANSYS Inc.	3,200	389,376	(a)
Aspen Technology Inc.	1,422	78,580	(a)
Autodesk Inc.	7,326	738,607	(a)
Blackbaud Inc.	1,249	107,102
Blackline Inc.	194	6,934	(a)
Bottomline Technologies de Inc.	806	20,706	(a)
BroadSoft Inc.	588	25,313	(a)
Cadence Design Systems Inc.	2,252	75,419	(a)
Callidus Software Inc.	1,171	28,338	(a)
CDK Global Inc.	1,167	72,424
Citrix Systems Inc.	5,678	451,855	(a)

Digimarc Corp.	187	7,508	(a)
Ebix Inc.	505	27,220
Ellie Mae Inc.	621	68,254	(a)
EnerNOC Inc.	532	4,123	(a)
Everbridge Inc.	321	7,820	(a)
Exa Corp.	277	3,823	(a)
Fair Isaac Corp.	826	115,153
Glu Mobile Inc.	2,085	5,213	(a)
Guidance Software Inc.	429	2,836	(a)
HubSpot Inc.	648	42,606	(a)
Intuit Inc.	8,981	1,192,767
Manhattan Associates Inc.	551	26,481	(a)
MicroStrategy Inc., Class A	179	34,309	(a)
Mitek Systems Inc.	595	4,998	(a)
MobileIron Inc.	892	5,397	(a)
Model N Inc.	444	5,905	(a)
Monotype Imaging Holdings Inc.	813	14,878
Park City Group Inc.	224	2,722	(a)
Paycom Software Inc.	934	63,895	(a)
Paylocity Holding Corp.	431	19,473	(a)
Pegasystems Inc.	721	42,070
PROS Holdings Inc.	506	13,859	(a)
PTC Inc.	926	51,041	(a)
QAD Inc., Class A	189	6,057
RealNetworks Inc.	415	1,797	(a)
RealPage Inc.	1,080	38,826	(a)
RingCentral Inc., Class A	1,174	42,910	(a)
salesforce.com Inc.	24,705	2,139,453	(a)
Silver Spring Networks Inc.	763	8,607	(a)
Synchronoss Technologies Inc.	775	12,749	(a)
Synopsys Inc.	5,600	408,408	(a)
Telenav Inc.	652	5,281	(a)
The Ultimate Software Group Inc.	238	49,994	(a)
Tyler Technologies Inc.	270	47,431	(a)
Upland Software Inc.	170	3,738	(a)
Verint Systems Inc.	1,192	48,514	(a)
VirnetX Holding Corp.	988	4,495	(a)
Workiva Inc.	439	8,363	(a)
Zendesk Inc.	1,840	51,115	(a)
Zix Corp.	1,087	6,185	(a)
		9,368,061

Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,105	349,135
Ameriprise Financial Inc.	5,693	724,662
Arlington Asset Investment Corp., Class A	390	5,331
Artisan Partners Asset Management Inc., Class A	844	25,911
Associated Capital Group Inc., Class A	101	3,434
BlackRock Inc.	4,537	1,916,474
Cohen & Steers Inc.	401	16,256
Diamond Hill Investment Group Inc.	65	12,961
Eaton Vance Corp.	925	43,771
Federated Investors Inc., Class B	723	20,425
Fifth Street Asset Management Inc.	78	378
Financial Engines Inc.	1,046	38,284
Franklin Resources Inc.	12,886	577,164
GAMCO Investors Inc., Class A	102	3,019
Hamilton Lane Inc., Class A	261	5,739
Invesco Ltd.	15,264	537,140

Legg Mason Inc.	691	26,369
Medley Management Inc., Class A	167	1,085
Northern Trust Corp.	8,128	790,123
Pzena Investment Management Inc., Class A	243	2,469
Safeguard Scientifics Inc.	435	5,176	(a)
SEI Investments Co.	1,074	57,760
Silvercrest Asset Management Group Inc., Class A	195	2,623
State Street Corp.	13,264	1,190,179	(c)
T Rowe Price Group Inc.	9,037	670,636
The Bank of New York Mellon Corp.	39,054	1,992,535
Virtus Investment Partners Inc.	127	14,091
Waddell & Reed Financial Inc., Class A	1,555	29,358
Westwood Holdings Group Inc.	172	9,751
WisdomTree Investments Inc.	2,294	23,330
		9,095,569

Auto Parts & Equipment—0.0% *
American Axle & Manufacturing Holdings Inc.	1,597	24,913	(a)
BorgWarner Inc.	7,503	317,827
Cooper-Standard Holdings Inc.	332	33,489	(a)
Dana Inc.	3,924	87,623
Dorman Products Inc.	505	41,799	(a)
Fox Factory Holding Corp.	664	23,638	(a)
Gentex Corp.	2,315	43,916
Gentherm Inc.	700	27,160	(a)
Horizon Global Corp.	368	5,284	(a)
LCI Industries	454	46,490
Modine Manufacturing Co.	946	15,656	(a)
Motorcar Parts of America Inc.	367	10,364	(a)
Standard Motor Products Inc.	430	22,455
Stoneridge Inc.	539	8,306	(a)
Superior Industries International Inc.	503	10,337
Tenneco Inc.	1,026	59,334
Tower International Inc.	412	9,249
		787,840

Automobile Manufacturers—0.2%
Ford Motor Co.	146,910	1,643,923
General Motors Co.	50,623	1,768,261
Thor Industries Inc.	379	39,613
Winnebago Industries Inc.	541	18,935
		3,470,732

Automotive Retail—0.1%
Advance Auto Parts Inc.	2,729	318,174
America’s Car-Mart Inc.	158	6,146	(a)
Asbury Automotive Group Inc.	355	20,075	(a)
AutoNation Inc.	2,435	102,660	(a)
AutoZone Inc.	1,021	582,440	(a)
Camping World Holdings Inc., Class A	233	7,188
CarMax Inc.	6,928	436,880	(a)
Carvana Co.	287	5,875	(a)
Group 1 Automotive Inc.	394	24,948
Lithia Motors Inc., Class A	453	42,686
Monro Muffler Brake Inc.	596	24,883
Murphy USA Inc.	279	20,677	(a)
O’Reilly Automotive Inc.	3,421	748,309	(a)
Sonic Automotive Inc., Class A	560	10,892
		2,351,833

Biotechnology—1.1%
AbbVie Inc.	59,420	4,308,544	(b)
Abeona Therapeutics Inc.	457	2,925	(a)
Acceleron Pharma Inc.	549	16,684	(a)
Achaogen Inc.	549	11,930	(a)
Achillion Pharmaceuticals Inc.	2,351	10,791	(a)
Acorda Therapeutics Inc.	862	16,981	(a)
Adamas Pharmaceuticals Inc.	334	5,842	(a)
Aduro Biotech Inc.	716	8,162	(a)
Advaxis Inc.	737	4,783	(a)
Agenus Inc.	1,467	5,736	(a)
Aimmune Therapeutics Inc.	665	13,672	(a)
Akebia Therapeutics Inc.	718	10,318	(a)
Alder Biopharmaceuticals Inc.	940	10,763	(a)
Alexion Pharmaceuticals Inc.	8,396	1,021,541	(a)
AMAG Pharmaceuticals Inc.	701	12,898	(a)
Amgen Inc.	27,389	4,717,207
Amicus Therapeutics Inc.	2,861	28,810	(a)
AnaptysBio Inc.	101	2,417	(a)
Anavex Life Sciences Corp.	655	3,485	(a)
Ardelyx Inc.	639	3,259	(a)
Arena Pharmaceuticals Inc.	492	8,300	(a)
Array BioPharma Inc.	3,330	27,872	(a)
Asterias Biotherapeutics Inc.	449	1,594	(a)
Atara Biotherapeutics Inc.	466	6,524	(a)
Athersys Inc.	1,530	2,310	(a)
Audentes Therapeutics Inc.	289	5,529	(a)
Avexis Inc.	465	38,204	(a)
Bellicum Pharmaceuticals Inc.	423	4,941	(a)
BioCryst Pharmaceuticals Inc.	1,493	8,301	(a)
Biogen Inc.	8,008	2,173,051	(a)
Biohaven Pharmaceutical Holding Company Ltd.	189	4,725	(a)
BioSpecifics Technologies Corp.	109	5,397	(a)
BioTime Inc.	1,269	3,997	(a)
Bioverativ Inc.	859	51,686	(a)
Bluebird Bio Inc.	848	89,082	(a)
Blueprint Medicines Corp.	735	37,242	(a)
Calithera Biosciences Inc.	580	8,613	(a)
Cara Therapeutics Inc.	451	6,941	(a)
Cascadian Therapeutics Inc.	648	2,407	(a)
Catalyst Pharmaceuticals Inc.	1,641	4,529	(a)
Celgene Corp.	29,120	3,781,814	(a)
Celldex Therapeutics Inc.	1,930	4,767	(a)
ChemoCentryx Inc.	422	3,950	(a)
Chimerix Inc.	862	4,698	(a)
Clovis Oncology Inc.	819	76,683	(a)
Coherus Biosciences Inc.	591	8,481	(a)
Conatus Pharmaceuticals Inc.	483	2,782	(a)
Concert Pharmaceuticals Inc.	333	4,645	(a)
Corbus Pharmaceuticals Holdings Inc.	839	5,286	(a)
Corvus Pharmaceuticals Inc.	90	1,089	(a)
Curis Inc.	2,270	4,290	(a)
Cytokinetics Inc.	675	8,168	(a)
CytomX Therapeutics Inc.	410	6,355	(a)
Dyax Corp.	4,362	4,842
Dynavax Technologies Corp.	782	7,546	(a)
Eagle Pharmaceuticals Inc.	179	14,121	(a)
Edge Therapeutics Inc.	327	3,355	(a)

Editas Medicine Inc.	640	10,739	(a)
Emergent BioSolutions Inc.	653	22,143	(a)
Enanta Pharmaceuticals Inc.	316	11,370	(a)
Epizyme Inc.	812	12,261	(a)
Esperion Therapeutics Inc.	292	13,514	(a)
Exact Sciences Corp.	2,083	73,676	(a)
FibroGen Inc.	1,123	36,273	(a)
Five Prime Therapeutics Inc.	541	16,290	(a)
Flexion Therapeutics Inc.	477	9,645	(a)
Fortress Biotech Inc.	629	2,988	(a)
Foundation Medicine Inc.	270	10,733	(a)
Genocea Biosciences Inc.	541	2,824	(a)
Genomic Health Inc.	374	12,174	(a)
Geron Corp.	3,050	8,449	(a)
Gilead Sciences Inc.	48,527	3,434,741
Global Blood Therapeutics Inc.	699	19,118	(a)
Halozyme Therapeutics Inc.	2,192	28,101	(a)
Heron Therapeutics Inc.	909	12,590	(a)
Idera Pharmaceuticals Inc.	1,813	3,118	(a)
Ignyta Inc.	1,020	10,557	(a)
Immune Design Corp.	226	2,204	(a)
ImmunoGen Inc.	1,713	12,179	(a)
Immunomedics Inc.	1,766	15,594	(a)
Incyte Corp.	6,400	805,824	(a)
Infinity Pharmaceuticals Inc.	264	414	(a)
Inovio Pharmaceuticals Inc.	1,336	10,474	(a)
Insmed Inc.	1,244	21,347	(a)
Insys Therapeutics Inc.	475	6,009	(a)
Intellia Therapeutics Inc.	141	2,256	(a)
Invitae Corp.	735	7,027	(a)
Iovance Biotherapeutics Inc.	1,018	7,482	(a)
Ironwood Pharmaceuticals Inc.	2,435	45,973	(a)
Jounce Therapeutics Inc.	124	1,740	(a)
Karyopharm Therapeutics Inc.	478	4,326	(a)
Keryx Biopharmaceuticals Inc.	1,588	11,481	(a)
Kindred Biosciences Inc.	398	3,423	(a)
Kite Pharma Inc.	926	95,998	(a)
La Jolla Pharmaceutical Co.	279	8,306	(a)
Lexicon Pharmaceuticals Inc.	843	13,867	(a)
Ligand Pharmaceuticals Inc.	394	47,832	(a)
Loxo Oncology Inc.	379	30,392	(a)
MacroGenics Inc.	640	11,206	(a)
Matinas BioPharma Holdings Inc.	997	1,685	(a)
MediciNova Inc.	593	3,119	(a)
Merrimack Pharmaceuticals Inc.	2,451	3,039
MiMedx Group Inc.	2,051	30,703	(a)
Minerva Neurosciences Inc.	371	3,283	(a)
Miragen Therapeutics Inc.	239	3,088	(a)
Momenta Pharmaceuticals Inc.	1,309	22,122	(a)
Myriad Genetics Inc.	1,353	34,962	(a)
NantKwest Inc.	332	2,520	(a)
Natera Inc.	525	5,702	(a)
NewLink Genetics Corp.	438	3,219	(a)
Novavax Inc.	5,417	6,230	(a)
Organovo Holdings Inc.	1,876	4,934	(a)
Otonomy Inc.	534	10,066	(a)
PDL BioPharma Inc.	2,236	5,523
Pieris Pharmaceuticals Inc.	649	3,284	(a)
Portola Pharmaceuticals Inc.	987	55,440	(a)

Progenics Pharmaceuticals Inc.	1,405	9,540	(a)
Protagonist Therapeutics Inc.	151	1,708	(a)
PTC Therapeutics Inc.	649	11,896	(a)
Puma Biotechnology Inc.	557	48,682	(a)
Ra Pharmaceuticals Inc.	158	2,961	(a)
Radius Health Inc.	721	32,611	(a)
Regeneron Pharmaceuticals Inc.	2,812	1,381,086	(a)
REGENXBIO Inc.	409	8,078	(a)
Repligen Corp.	678	28,096	(a)
Retrophin Inc.	726	14,077	(a)
Rigel Pharmaceuticals Inc.	1,870	5,105	(a)
Sage Therapeutics Inc.	654	52,085	(a)
Sangamo Therapeutics Inc.	1,403	12,346	(a)
Sarepta Therapeutics Inc.	996	33,575	(a)
Selecta Biosciences Inc.	265	5,263	(a)
Seres Therapeutics Inc.	358	4,045	(a)
Spark Therapeutics Inc.	452	27,002	(a)
Spectrum Pharmaceuticals Inc.	1,488	11,086	(a)
Stemline Therapeutics Inc.	333	3,064	(a)
Syndax Pharmaceuticals Inc.	130	1,816	(a)
Synergy Pharmaceuticals Inc.	4,284	19,064	(a)
Syros Pharmaceuticals Inc.	278	4,473	(a)
TG Therapeutics Inc.	746	7,497	(a)
Tocagen Inc.	159	1,913	(a)
Trevena Inc.	893	2,054	(a)
Ultragenyx Pharmaceutical Inc.	740	45,961	(a)
United Therapeutics Corp.	362	46,962	(a)
Vanda Pharmaceuticals Inc.	738	12,029	(a)
Veracyte Inc.	223	1,858	(a)
Versartis Inc.	550	9,598	(a)
Vertex Pharmaceuticals Inc.	9,354	1,205,450	(a)
Voyager Therapeutics Inc.	238	2,132	(a)
vTv Therapeutics Inc., Class A	106	527	(a)
Xencor Inc.	647	13,658	(a)
ZIOPHARM Oncology Inc.	2,449	15,233	(a)
		24,848,973

Brewers—0.0% *
Craft Brew Alliance Inc.	250	4,213	(a)
Molson Coors Brewing Co., Class B	6,969	601,703
The Boston Beer Company Inc., Class A	250	33,037	(a)
		638,953

Broadcasting—0.1%
AMC Networks Inc., Class A	446	23,821	(a)
CBS Corp., Class B	13,790	879,526
Discovery Communications Inc., Class A	5,819	150,305	(a)
Discovery Communications Inc., Class C	7,936	200,066	(a)
Entercom Communications Corp., Class A	522	5,403
Entravision Communications Corp., Class A	1,320	8,712
Gray Television Inc.	1,294	17,728	(a)
Hemisphere Media Group Inc.	122	1,446	(a)
Media General Inc.	2,076	3,944
Nexstar Media Group Inc.	826	49,395
Saga Communications Inc., Class A	76	3,477
Salem Media Group Inc.	191	1,356
Scripps Networks Interactive Inc., Class A	3,603	246,121
Sinclair Broadcast Group Inc., Class A	1,407	46,290
TEGNA Inc.	1,702	24,526

The EW Scripps Co., Class A	1,143	20,357	(a)
Townsquare Media Inc., Class A	207	2,119	(a)
		1,684,592

Building Products—0.1%
AAON Inc.	809	29,812
Advanced Drainage Systems Inc.	695	13,969
American Woodmark Corp.	265	25,321	(a)
AO Smith Corp.	1,189	66,976
Apogee Enterprises Inc.	533	30,296
Armstrong Flooring Inc.	470	8,446	(a)
Builders FirstSource Inc.	1,678	25,707	(a)
Continental Building Products Inc.	708	16,496	(a)
CSW Industrials Inc.	290	11,209	(a)
Fortune Brands Home & Security Inc.	5,769	376,370
Gibraltar Industries Inc.	629	22,424	(a)
Griffon Corp.	601	13,192
Insteel Industries Inc.	351	11,572
JELD-WEN Holding Inc.	484	15,711	(a)
Johnson Controls International PLC	35,252	1,528,527
Lennox International Inc.	311	57,112
Masco Corp.	12,023	459,399
Masonite International Corp.	572	43,186	(a)
NCI Building Systems Inc.	800	13,360	(a)
Patrick Industries Inc.	290	21,126	(a)
PGT Innovations Inc.	974	12,467	(a)
Ply Gem Holdings Inc.	438	7,862	(a)
Quanex Building Products Corp.	689	14,572
Simpson Manufacturing Company Inc.	781	34,138
Trex Company Inc.	561	37,957	(a)
Universal Forest Products Inc.	374	32,654
		2,929,861

Cable & Satellite—0.4%
Cable One Inc.	38	27,014
Charter Communications Inc., Class A	8,047	2,710,632	(a)
Comcast Corp., Class A	176,824	6,881,990
DISH Network Corp., Class A	8,500	533,460	(a)
Loral Space & Communications Inc.	261	10,845	(a)
MSG Networks Inc., Class A	1,142	25,638	(a)
		10,189,579

Casinos & Gaming—0.0% *
Boyd Gaming Corp.	1,565	38,828
Caesars Acquisition Co., Class A	964	18,364	(a)
Caesars Entertainment Corp.	1,126	13,512	(a)
Century Casinos Inc.	441	3,250	(a)
Churchill Downs Inc.	356	65,255
Eldorado Resorts Inc.	881	17,620	(a)
Empire Resorts Inc.	39	932	(a)
Golden Entertainment Inc.	197	4,080	(a)
Monarch Casino & Resort Inc.	216	6,534	(a)
Penn National Gaming Inc.	1,494	31,971	(a)
Pinnacle Entertainment Inc.	1,067	21,084	(a)
Red Rock Resorts Inc., Class A	1,287	30,309
Scientific Games Corp., Class A	1,039	27,118	(a)
Wynn Resorts Ltd.	2,987	400,616
		679,473

Coal & Consumable Fuels—0.0% *
Arch Coal Inc., Class A	294	20,080
Cloud Peak Energy Inc.	1,400	4,942	(a)
CONSOL Energy Inc.	1,415	21,140	(a)
Peabody Energy Corp.	614	15,012	(a)
Westmoreland Coal Co.	365	1,778	(a)
		62,952

Commercial Printing—0.0% *
Brady Corp., Class A	878	29,764
Deluxe Corp.	1,291	89,363
Ennis Inc.	518	9,894
InnerWorkings Inc.	764	8,862	(a)
LSC Communications Inc.	633	13,546
Multi-Color Corp.	271	22,114
Quad/Graphics Inc.	579	13,271
RR Donnelley & Sons Co.	1,328	16,653
		203,467

Commodity Chemicals—0.1%
AdvanSix Inc.	567	17,713	(a)
Cabot Corp.	508	27,142
Calgon Carbon Corp.	1,018	15,372
Hawkins Inc.	192	8,899
Koppers Holdings Inc.	406	14,677	(a)
Kronos Worldwide Inc.	464	8,454
LyondellBasell Industries N.V., Class A	12,365	1,043,482
Olin Corp.	1,327	40,182
Trecora Resources	399	4,489	(a)
Tredegar Corp.	513	7,823
Trinseo S.A.	841	57,777
Tronox Ltd., Class A	1,301	19,671
Valvoline Inc.	1,654	39,233
		1,304,914

Communications Equipment—0.4%
Acacia Communications Inc.	350	14,514	(a)
ADTRAN Inc.	987	20,382
Aerohive Networks Inc.	476	2,380	(a)
Applied Optoelectronics Inc.	335	20,700	(a)
Brocade Communications Systems Inc.	3,284	41,411
CalAmp Corp.	717	14,577	(a)
Calix Inc.	830	5,686	(a)
Ciena Corp.	3,752	93,875	(a)
Cisco Systems Inc.	186,734	5,844,774
Clearfield Inc.	229	3,023	(a)
Comtech Telecommunications Corp.	451	8,555
Digi International Inc.	520	5,278	(a)
EMCORE Corp.	471	5,016
Extreme Networks Inc.	2,073	19,113	(a)
F5 Networks Inc.	2,412	306,469	(a)
Finisar Corp.	2,042	53,051	(a)
Harmonic Inc.	1,543	8,101	(a)
Harris Corp.	4,542	495,441
Infinera Corp.	2,823	30,121	(a)
InterDigital Inc.	941	72,739
Juniper Networks Inc.	14,303	398,768
KVH Industries Inc.	306	2,907	(a)
Lumentum Holdings Inc.	1,154	65,836	(a)
Motorola Solutions Inc.	6,134	532,063

NETGEAR Inc.	609	26,248	(a)
NetScout Systems Inc.	2,441	83,970	(a)
Oclaro Inc.	3,137	29,300	(a)
Plantronics Inc.	881	46,085
Quantenna Communications Inc.	400	7,600	(a)
ShoreTel Inc.	1,348	7,818	(a)
Sonus Networks Inc.	960	7,142	(a)
Ubiquiti Networks Inc.	437	22,711	(a)
ViaSat Inc.	1,430	94,666	(a)
Viavi Solutions Inc.	4,428	46,627	(a)
		8,436,947

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	9,968	571,466
Conn’s Inc.	410	7,831	(a)
GameStop Corp., Class A	807	17,439
Rent-A-Center Inc.	811	9,505
		606,241

Construction & Engineering—0.1%
AECOM	1,251	40,445	(a)
Aegion Corp.	697	15,250	(a)
Ameresco Inc., Class A	412	3,172	(a)
Argan Inc.	270	16,200
Comfort Systems USA Inc.	742	27,528
Dycom Industries Inc.	802	71,795	(a)
EMCOR Group Inc.	1,587	103,758
Fluor Corp.	5,233	239,567
Granite Construction Inc.	1,071	51,665
Great Lakes Dredge & Dock Corp.	1,192	5,126	(a)
HC2 Holdings Inc.	645	3,793	(a)
IES Holdings Inc.	156	2,831	(a)
Jacobs Engineering Group Inc.	4,490	244,211
KBR Inc.	3,876	58,993
Layne Christensen Co.	358	3,147	(a)
MasTec Inc.	1,272	57,431	(a)
MYR Group Inc.	279	8,655	(a)
NV5 Global Inc.	147	6,247	(a)
Orion Group Holdings Inc.	522	3,899	(a)
Primoris Services Corp.	807	20,127
Quanta Services Inc.	5,528	181,982	(a)
Sterling Construction Company Inc.	489	6,391	(a)
Tutor Perini Corp.	755	21,706	(a)
Valmont Industries Inc.	183	27,377
		1,221,296

Construction Machinery & Heavy Trucks—0.2%
Alamo Group Inc.	188	17,072
American Railcar Industries Inc.	157	6,013
Astec Industries Inc.	387	21,482
Blue Bird Corp.	119	2,023	(a)
Caterpillar Inc.	21,815	2,344,240
Commercial Vehicle Group Inc.	566	4,783	(a)
Cummins Inc.	5,814	943,147
Douglas Dynamics Inc.	446	14,673
Federal Signal Corp.	1,207	20,954
FreightCar America Inc.	248	4,313
Meritor Inc.	1,624	26,975	(a)
Miller Industries Inc.	220	5,467
Navistar International Corp.	996	26,125	(a)

Oshkosh Corp.	601	41,397
PACCAR Inc.	13,147	868,228
REV Group Inc.	242	6,699
Spartan Motors Inc.	666	5,894
Supreme Industries Inc., Class A	262	4,310
Terex Corp.	790	29,625
The Greenbrier Companies Inc.	523	24,189
The Manitowoc Company Inc.	2,546	15,301	(a)
Trinity Industries Inc.	1,230	34,477
Wabash National Corp.	1,146	25,189
Wabtec Corp.	693	63,409
		4,555,985

Construction Materials—0.1%
Eagle Materials Inc.	393	36,321
Forterra Inc.	361	2,971	(a)
Martin Marietta Materials Inc.	2,355	524,176
Summit Materials Inc., Class A	2,063	59,559	(a)
United States Lime & Minerals Inc.	38	2,982
US Concrete Inc.	286	22,465	(a)
Vulcan Materials Co.	4,976	630,360
		1,278,834

Consumer Electronics—0.0% *
GoPro Inc., Class A	2,032	16,520	(a)
Universal Electronics Inc.	282	18,852	(a)
ZAGG Inc.	571	4,939	(a)
		40,311

Consumer Finance—0.3%
American Express Co.	27,785	2,340,608
Capital One Financial Corp.	17,775	1,468,570
Discover Financial Services	14,282	888,198
Encore Capital Group Inc.	477	19,152	(a)
Enova International Inc.	538	7,989	(a)
EZCORP Inc., Class A	1,014	7,808	(a)
FirstCash Inc.	861	50,196
Green Dot Corp., Class A	854	32,905	(a)
LendingClub Corp.	6,305	34,741	(a)
Navient Corp.	10,529	175,308
Nelnet Inc., Class A	401	18,851
PRA Group Inc.	887	33,617	(a)
Regional Management Corp.	214	5,057	(a)
SLM Corp.	3,453	39,709	(a)
Synchrony Financial	28,921	862,424
World Acceptance Corp.	123	9,214	(a)
		5,994,347

Copper—0.0% *
Freeport-McMoRan Inc.	49,948	599,875	(a)
Southern Copper Corp.	3,979	137,793
		737,668

Data Processing & Outsourced Services—0.9%
Alliance Data Systems Corp.	2,059	528,525
Automatic Data Processing Inc.	16,521	1,692,742
Blackhawk Network Holdings Inc.	1,034	45,082	(a)
Broadridge Financial Solutions Inc.	942	71,178
CardConnect Corp.	290	4,365	(a)
Cardtronics PLC, Class A	861	28,292	(a)
Cass Information Systems Inc.	216	14,178

Convergys Corp.	2,453	58,332
CoreLogic Inc.	687	29,802	(a)
CSG Systems International Inc.	638	25,890
DST Systems Inc.	501	30,912
Everi Holdings Inc.	1,206	8,780	(a)
ExlService Holdings Inc.	647	35,960	(a)
Fidelity National Information Services Inc.	12,410	1,059,814
Fiserv Inc.	7,943	971,747	(a)
Global Payments Inc.	5,703	515,095
Information Services Group Inc.	600	2,466	(a)
Jack Henry & Associates Inc.	627	65,127
Mastercard Inc., Class A	34,852	4,232,775
MAXIMUS Inc.	1,708	106,972
MoneyGram International Inc.	597	10,298	(a)
NeuStar Inc., Class A	1,500	50,025	(a)
Paychex Inc.	11,962	681,116
PayPal Holdings Inc.	41,913	2,249,471	(a)
Planet Payment Inc.	840	2,772	(a)
Sabre Corp.	1,640	35,703
Sykes Enterprises Inc.	767	25,718	(a)
Syntel Inc.	641	10,871
TeleTech Holdings Inc.	263	10,730
The Western Union Co.	17,745	338,042
Total System Services Inc.	6,181	360,043
Visa Inc., Class A	68,957	6,466,788
WEX Inc.	312	32,532	(a)
		19,802,143

Department Stores—0.0% *
Dillard’s Inc., Class A	476	27,460
JC Penney Company Inc.	5,875	27,319	(a)
Kohl’s Corp.	6,418	248,184
Macy’s Inc.	11,375	264,355
Nordstrom Inc.	4,154	198,686
Sears Holdings Corp.	223	1,976	(a)
		767,980

Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	6,646	322,996
Constellation Brands Inc., Class A	6,408	1,241,422
MGP Ingredients Inc.	249	12,741
		1,577,159

Distributors—0.0% *
Core-Mark Holding Company Inc.	911	30,118
Genuine Parts Co.	5,537	513,612
LKQ Corp.	11,550	380,572	(a)
Pool Corp.	333	39,151
Weyco Group Inc.	129	3,597
		967,050

Diversified Banks—1.8%
Bank of America Corp.	372,029	9,025,424
Citigroup Inc.	102,853	6,878,809
JPMorgan Chase & Co.	132,478	12,108,489
U.S. Bancorp	59,011	3,063,851
Wells Fargo & Co.	167,606	9,287,048
		40,363,621

Diversified Chemicals—0.3%
Eastman Chemical Co.	5,468	459,257
EI du Pont de Nemours & Co.	32,513	2,624,124
LSB Industries Inc.	420	4,339	(a)
The Chemours Co.	1,480	56,122
The Dow Chemical Co.	41,842	2,638,975
		5,782,817

Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	917	59,880
Materion Corp.	401	14,997
		74,877

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	1,234	51,063
Consolidated-Tomoka Land Co.	80	4,556
Tejon Ranch Co.	280	5,779	(a)
The RMR Group Inc., Class A	135	6,568
The St Joe Co.	1,006	18,862	(a)
		86,828

Diversified REITs—0.0% *
American Assets Trust Inc.	777	30,606
Armada Hoffler Properties Inc.	847	10,969
First Potomac Realty Trust	1,172	13,021
Gladstone Commercial Corp.	448	9,762
Global Net Lease Inc.	1,288	28,645
Gramercy Property Trust	2,866	85,149
Investors Real Estate Trust	2,456	15,252
iStar Inc.	1,279	15,399	(a)
Lexington Realty Trust	4,164	41,265
Liberty Property Trust	1,185	48,241
One Liberty Properties Inc.	273	6,396
PS Business Parks Inc.	355	46,998
RAIT Financial Trust	1,861	4,076
Select Income REIT	1,267	30,446
Washington Real Estate Investment Trust	1,402	44,724
		430,949

Diversified Support Services—0.0% *
Cintas Corp.	3,269	412,025
Copart Inc.	1,643	52,231	(a)
Healthcare Services Group Inc.	1,364	63,876
Matthews International Corp., Class A	610	37,362
McGrath RentCorp.	471	16,311
Mobile Mini Inc.	888	26,507
UniFirst Corp.	285	40,099
Viad Corp.	397	18,758
VSE Corp.	166	7,467
		674,636

Drug Retail—0.2%
CVS Health Corp.	37,988	3,056,514
Walgreens Boots Alliance Inc.	31,563	2,471,699
		5,528,213

Education Services—0.0% *
Adtalem Global Education Inc.	1,648	62,541
American Public Education Inc.	312	7,379	(a)
Bridgepoint Education Inc.	363	5,358	(a)
Cambium Learning Group Inc.	198	1,004	(a)

Capella Education Co.	228	19,517
Career Education Corp.	1,342	12,883	(a)
Chegg Inc.	1,625	19,971	(a)
Graham Holdings Co., Class B	38	22,787
Grand Canyon Education Inc.	865	67,825	(a)
Houghton Mifflin Harcourt Co.	1,959	24,096	(a)
K12 Inc.	679	12,168	(a)
Laureate Education Inc., Class A	678	11,885	(a)
Strayer Education Inc.	212	19,762
		287,176

Electric Utilities—0.7%
ALLETE Inc.	979	70,175
Alliant Energy Corp.	8,571	344,297
American Electric Power Company Inc.	18,432	1,280,471
Duke Energy Corp.	26,244	2,193,736
Edison International	12,228	956,107
El Paso Electric Co.	760	39,292
Entergy Corp.	6,694	513,898
Eversource Energy	11,933	724,452
Exelon Corp.	34,816	1,255,813
FirstEnergy Corp.	16,622	484,698
Genie Energy Ltd., Class B	237	1,806
Great Plains Energy Inc.	1,729	50,625
Hawaiian Electric Industries Inc.	883	28,592
IDACORP Inc.	1,395	119,063
MGE Energy Inc.	667	42,922
NextEra Energy Inc.	17,281	2,421,587
OGE Energy Corp.	1,588	55,247
Otter Tail Corp.	762	30,175
PG&E Corp.	19,135	1,269,990
Pinnacle West Capital Corp.	4,226	359,886
PNM Resources Inc.	2,097	80,210
Portland General Electric Co.	1,673	76,439
PPL Corp.	25,637	991,126
Spark Energy Inc., Class A	198	3,722
The Southern Co.	37,336	1,787,648
Westar Energy Inc.	1,146	60,761
Xcel Energy Inc.	19,033	873,234
		16,115,972

Electrical Components & Equipment—0.2%
Acuity Brands Inc.	1,666	338,664
Allied Motion Technologies Inc.	124	3,375
AMETEK Inc.	8,623	522,295
Atkore International Group Inc.	621	14,004	(a)
Eaton Corporation PLC	16,755	1,304,042
Emerson Electric Co.	24,195	1,442,506
Encore Wire Corp.	404	17,251
Energous Corp.	298	4,845	(a)
EnerSys	1,197	86,723
Generac Holdings Inc.	1,189	42,959	(a)
General Cable Corp.	976	15,958
Hubbell Inc.	410	46,400
LSI Industries Inc.	481	4,353
Plug Power Inc.	3,634	7,413	(a)
Powell Industries Inc.	173	5,534
Preformed Line Products Co.	47	2,182
Regal Beloit Corp.	361	29,439
Rockwell Automation Inc.	4,849	785,344

Sunrun Inc.	1,606	11,435	(a)
Thermon Group Holdings Inc.	642	12,307	(a)
Vicor Corp.	332	5,943	(a)
Vivint Solar Inc.	358	2,094	(a)
		4,705,066

Electronic Components—0.1%
Amphenol Corp., Class A	11,508	849,520
AVX Corp.	927	15,147
Bel Fuse Inc., Class B	184	4,545
Belden Inc.	1,106	83,426
Corning Inc.	34,592	1,039,490
II-VI Inc.	1,123	38,519	(a)
Knowles Corp.	2,495	42,215	(a)
Littelfuse Inc.	589	97,185
Rogers Corp.	361	39,212	(a)
Vishay Intertechnology Inc.	3,662	60,789
		2,270,048

Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	562	22,396
Cognex Corp.	696	59,090
Coherent Inc.	198	44,548	(a)
Control4 Corp.	403	7,903	(a)
Daktronics Inc.	742	7,145
Electro Scientific Industries Inc.	523	4,310	(a)
FARO Technologies Inc.	333	12,587	(a)
Fitbit Inc., Class A	3,308	17,566	(a)
FLIR Systems Inc.	5,085	176,246
Itron Inc.	631	42,750	(a)
Keysight Technologies Inc.	1,482	57,694	(a)
Mesa Laboratories Inc.	60	8,599
MTS Systems Corp.	335	17,353
National Instruments Corp.	858	34,509
Novanta Inc.	630	22,680	(a)
OSI Systems Inc.	349	26,227	(a)
Trimble Inc.	2,032	72,481	(a)
VeriFone Systems Inc.	2,991	54,137	(a)
Vishay Precision Group Inc.	239	4,135	(a)
Zebra Technologies Corp., Class A	421	42,319	(a)
		734,675

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	987	31,880	(a)
CTS Corp.	627	13,543
IPG Photonics Corp.	300	43,530	(a)
Jabil Inc.	1,444	42,150
KEMET Corp.	865	11,072	(a)
Kimball Electronics Inc.	561	10,126	(a)
Maxwell Technologies Inc.	632	3,786	(a)
Methode Electronics Inc.	731	30,117
Park Electrochemical Corp.	391	7,202
Plexus Corp.	665	34,959	(a)
Radisys Corp.	716	2,692	(a)
Sanmina Corp.	1,404	53,493	(a)
TTM Technologies Inc.	1,750	30,380	(a)
		314,930

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,071	44,468
Advanced Disposal Services Inc.	434	9,865	(a)
Aqua Metals Inc.	218	2,736	(a)
Casella Waste Systems Inc., Class A	768	12,603	(a)
CECO Environmental Corp.	591	5,425
Clean Harbors Inc.	418	23,337	(a)
Covanta Holding Corp.	2,220	29,304
Heritage-Crystal Clean Inc.	258	4,102	(a)
Hudson Technologies Inc.	694	5,864	(a)
Republic Services Inc.	8,646	551,010
Rollins Inc.	777	31,632
SP Plus Corp.	343	10,479	(a)
Stericycle Inc.	3,242	247,429	(a)
Team Inc.	581	13,624	(a)
Tetra Tech Inc.	1,044	47,763
US Ecology Inc.	437	22,068
Waste Management Inc.	15,279	1,120,715
		2,182,424

Fertilizers & Agricultural Chemicals—0.1%
AgroFresh Solutions Inc.	436	3,130	(a)
American Vanguard Corp.	568	9,798
CF Industries Holdings Inc.	8,739	244,342
FMC Corp.	5,066	370,071
Intrepid Potash Inc.	2,126	4,805	(a)
Monsanto Co.	16,441	1,945,957
The Mosaic Co.	13,137	299,918
The Scotts Miracle-Gro Co., Class A	358	32,027
		2,910,048

Financial Exchanges & Data—0.3%
CBOE Holdings Inc.	3,500	319,900
CME Group Inc.	12,769	1,599,190
Donnelley Financial Solutions Inc.	500	11,480	(a)
FactSet Research Systems Inc.	319	53,011
Intercontinental Exchange Inc.	22,230	1,465,402
MarketAxess Holdings Inc.	299	60,129
Moody’s Corp.	6,262	761,960
MSCI Inc.	731	75,286
Nasdaq Inc.	4,260	304,547
S&P Global Inc.	9,508	1,388,073
		6,038,978

Food Distributors—0.1%
Performance Food Group Co.	1,346	36,880	(a)
SpartanNash Co.	737	19,133
Sysco Corp.	18,477	929,947
The Andersons Inc.	537	18,339
The Chefs’ Warehouse Inc.	390	5,070	(a)
United Natural Foods Inc.	1,301	47,747	(a)
		1,057,116

Food Retail—0.1%
Casey’s General Stores Inc.	314	33,632
Ingles Markets Inc., Class A	277	9,224
Natural Grocers by Vitamin Cottage Inc.	188	1,555	(a)
Smart & Final Stores Inc.	456	4,150	(a)
Sprouts Farmers Market Inc.	1,039	23,554	(a)
SUPERVALU Inc.	5,348	17,595	(a)

The Kroger Co.	34,268	799,130
Village Super Market Inc., Class A	143	3,707
Weis Markets Inc.	188	9,159
Whole Foods Market Inc.	12,003	505,446
		1,407,152

Footwear—0.1%
Crocs Inc.	1,482	11,426	(a)
Deckers Outdoor Corp.	847	57,816	(a)
NIKE Inc., Class B	49,072	2,895,248
Skechers U.S.A. Inc., Class A	1,073	31,654	(a)
Steven Madden Ltd.	1,111	44,384	(a)
Wolverine World Wide Inc.	1,787	50,054
		3,090,582

Forest Products—0.0% *
Boise Cascade Co.	785	23,864	(a)
Deltic Timber Corp.	211	15,753
Louisiana-Pacific Corp.	3,804	91,715	(a)
		131,332

Gas Utilities—0.0% *
Atmos Energy Corp.	849	70,425
Chesapeake Utilities Corp.	295	22,110
Delta Natural Gas Company Inc.	140	4,266
National Fuel Gas Co.	681	38,027
New Jersey Resources Corp.	2,353	93,414
Northwest Natural Gas Co.	543	32,499
ONE Gas Inc.	1,388	96,896
RGC Resources Inc.	154	4,363
South Jersey Industries Inc.	1,536	52,485
Southwest Gas Holdings Inc.	1,304	95,270
Spire Inc.	861	60,055
UGI Corp.	1,396	67,580
WGL Holdings Inc.	1,393	116,218
		753,608

General Merchandise Stores—0.1%
Big Lots Inc.	1,224	59,119
Dollar General Corp.	9,516	686,009
Dollar Tree Inc.	8,848	618,652	(a)
Fred’s Inc., Class A	706	6,516
Ollie’s Bargain Outlet Holdings Inc.	902	38,425	(a)
Target Corp.	20,690	1,081,880
		2,490,601

Gold—0.0% *
Gold Resource Corp.	1,024	4,178
Newmont Mining Corp.	20,025	648,610
Royal Gold Inc.	530	41,430
		694,218

Health Care REITs—0.1%
Care Capital Properties Inc.	2,277	60,796
CareTrust REIT Inc.	1,402	25,993
Community Healthcare Trust Inc.	257	6,577
Global Medical REIT Inc.	302	2,700
HCP Inc.	17,638	563,711
Healthcare Realty Trust Inc.	3,175	108,426
LTC Properties Inc.	708	36,384
MedEquities Realty Trust Inc.	402	5,073
Medical Properties Trust Inc.	2,911	37,465

National Health Investors Inc.	752	59,558
New Senior Investment Group Inc.	1,540	15,477
Omega Healthcare Investors Inc.	1,578	52,106
Physicians Realty Trust	2,960	59,614
Quality Care Properties Inc.	2,534	46,398	(a)
Sabra Health Care REIT Inc.	1,213	29,233
Senior Housing Properties Trust	1,904	38,918
Universal Health Realty Income Trust REIT	248	19,726
Ventas Inc.	13,378	929,503
Welltower Inc.	13,779	1,031,358
		3,129,016

Healthcare Distributors—0.2%
Aceto Corp.	584	9,023
AmerisourceBergen Corp.	6,250	590,813
Cardinal Health Inc.	11,902	927,404
Henry Schein Inc.	3,009	550,707	(a)
McKesson Corp.	7,903	1,300,360
Owens & Minor Inc.	1,613	51,922
Patterson Companies Inc.	3,015	141,554
PharMerica Corp.	593	15,566	(a)
		3,587,349

Healthcare Equipment—0.8%
Abaxis Inc.	440	23,329
Abbott Laboratories	64,332	3,127,179	(b)
ABIOMED Inc.	326	46,716	(a)
Accuray Inc.	1,606	7,628	(a)
Analogic Corp.	249	18,090
AngioDynamics Inc.	690	11,185	(a)
AtriCure Inc.	633	15,350	(a)
AxoGen Inc.	476	7,973	(a)
Baxter International Inc.	18,333	1,109,880
Becton Dickinson and Co.	8,525	1,663,313
Boston Scientific Corp.	51,418	1,425,307	(a)
Cantel Medical Corp.	687	53,524
Cardiovascular Systems Inc.	641	20,659	(a)
ConforMIS Inc.	723	3,102	(a)
CONMED Corp.	553	28,170
Corindus Vascular Robotics Inc.	922	1,715	(a)
CR Bard Inc.	2,721	860,135
CryoLife Inc.	638	12,728	(a)
Cutera Inc.	215	5,568	(a)
Danaher Corp.	22,670	1,913,121
Edwards Lifesciences Corp.	7,723	913,168	(a)
Entellus Medical Inc.	169	2,799	(a)
Exactech Inc.	209	6,228	(a)
FONAR Corp.	141	3,913	(a)
GenMark Diagnostics Inc.	807	9,547	(a)
Glaukos Corp.	542	22,477	(a)
Globus Medical Inc., Class A	1,897	62,886	(a)
Hill-Rom Holdings Inc.	481	38,292
Hologic Inc.	10,541	478,351	(a)
IDEXX Laboratories Inc.	3,300	532,686	(a)
Inogen Inc.	326	31,107	(a)
Insulet Corp.	1,088	55,825	(a)
Integer Holdings Corp.	613	26,512	(a)
Integra LifeSciences Holdings Corp.	1,154	62,905	(a)
Intuitive Surgical Inc.	1,339	1,252,460	(a)
Invacare Corp.	640	8,448

InVivo Therapeutics Holdings Corp.	556	1,501	(a)
iRhythm Technologies Inc.	261	11,090	(a)
K2M Group Holdings Inc.	768	18,708	(a)
LeMaitre Vascular Inc.	275	8,585
Masimo Corp.	1,191	108,595	(a)
Natus Medical Inc.	652	24,320	(a)
Nevro Corp.	525	39,076	(a)
NuVasive Inc.	1,382	106,303	(a)
NxStage Medical Inc.	1,196	29,984	(a)
Orthofix International N.V.	349	16,222	(a)
Penumbra Inc.	531	46,595	(a)
Pulse Biosciences Inc.	173	5,974	(a)
ResMed Inc.	1,141	88,850
Rockwell Medical Inc.	970	7,692	(a)
Stryker Corp.	11,619	1,612,485
Surmodics Inc.	261	7,347	(a)
Tactile Systems Technology Inc.	173	4,944	(a)
Teleflex Inc.	359	74,586
Varex Imaging Corp.	713	24,099	(a)
Varian Medical Systems Inc.	3,463	357,347	(a)
ViewRay Inc.	666	4,309	(a)
Viveve Medical Inc.	283	2,032	(a)
Zimmer Biomet Holdings Inc.	7,543	968,521
		17,431,441

Healthcare Facilities—0.1%
AAC Holdings Inc.	202	1,400	(a)
Acadia Healthcare Company Inc.	620	30,616	(a)
Capital Senior Living Corp.	563	8,563	(a)
Community Health Systems Inc.	1,800	17,928	(a)
Genesis Healthcare Inc.	651	1,133	(a)
HCA Healthcare Inc.	10,745	936,964	(a)
HealthSouth Corp.	2,370	114,708
Kindred Healthcare Inc.	1,691	19,700
LifePoint Health Inc.	328	22,025	(a)
National HealthCare Corp.	223	15,641
Select Medical Holdings Corp.	2,144	32,911	(a)
Surgery Partners Inc.	372	8,463	(a)
Tenet Healthcare Corp.	2,153	41,639	(a)
The Ensign Group Inc.	957	20,834
Universal Health Services Inc., Class B	3,349	408,846
US Physical Therapy Inc.	243	14,677
VCA Inc.	656	60,555	(a)
		1,756,603

Healthcare Services—0.2%
Addus HomeCare Corp.	151	5,617	(a)
Almost Family Inc.	242	14,919	(a)
Amedisys Inc.	559	35,111	(a)
American Renal Associates Holdings Inc.	175	3,246	(a)
AMN Healthcare Services Inc.	889	34,716	(a)
BioScrip Inc.	1,987	5,395	(a)
BioTelemetry Inc.	541	18,096	(a)
Chemed Corp.	310	63,404
Civitas Solutions Inc.	301	5,268	(a)
CorVel Corp.	198	9,395	(a)
Cross Country Healthcare Inc.	643	8,301	(a)
DaVita Inc.	5,806	375,997	(a)
Diplomat Pharmacy Inc.	915	13,542	(a)
Envision Healthcare Corp.	4,383	274,683	(a)

Express Scripts Holding Co.	22,329	1,425,483	(a)
Laboratory Corporation of America Holdings	3,824	589,431	(a)
Landauer Inc.	192	10,042
LHC Group Inc.	299	20,299	(a)
MEDNAX Inc.	737	44,493	(a)
National Research Corp., Class A	159	4,277
Quest Diagnostics Inc.	5,152	572,696
R1 RCM Inc.	1,899	7,121	(a)
RadNet Inc.	744	5,766	(a)
Teladoc Inc.	1,019	35,359	(a)
The Providence Service Corp.	257	13,007	(a)
Tivity Health Inc.	636	25,345	(a)
		3,621,009

Healthcare Supplies—0.1%
Align Technology Inc.	2,800	420,336	(a)
Anika Therapeutics Inc.	281	13,865	(a)
Antares Pharma Inc.	2,720	8,758	(a)
Atrion Corp.	27	17,369
Cerus Corp.	2,029	5,093	(a)
DENTSPLY SIRONA Inc.	8,634	559,829
Endologix Inc.	1,626	7,902	(a)
Haemonetics Corp.	974	38,463	(a)
Halyard Health Inc.	1,239	48,668	(a)
ICU Medical Inc.	277	47,783	(a)
Lantheus Holdings Inc.	493	8,701	(a)
Meridian Bioscience Inc.	841	13,246
Merit Medical Systems Inc.	863	32,923	(a)
Neogen Corp.	695	48,031	(a)
OraSure Technologies Inc.	1,042	17,985	(a)
Quidel Corp.	539	14,628	(a)
RTI Surgical Inc.	1,167	6,827	(a)
Sientra Inc.	270	2,624	(a)
STAAR Surgical Co.	816	8,813	(a)
The Cooper Companies Inc.	1,802	431,435
The Spectranetics Corp.	857	32,909	(a)
Utah Medical Products Inc.	69	4,996
West Pharmaceutical Services Inc.	594	56,145
		1,847,329

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	4,905	62,588	(a)
Castlight Health Inc., Class B	806	3,345	(a)
Cerner Corp.	11,086	736,886	(a)
Computer Programs & Systems Inc.	227	7,446
Cotiviti Holdings Inc.	504	18,719	(a)
Evolent Health Inc. Class A	731	18,531	(a)
HealthStream Inc.	513	13,502	(a)
HMS Holdings Corp.	1,686	31,191	(a)
Inovalon Holdings Inc., Class A	1,187	15,609	(a)
Medidata Solutions Inc.	1,496	116,987	(a)
Omnicell Inc.	684	29,480	(a)
Quality Systems Inc.	1,030	17,726	(a)
Tabula Rasa HealthCare Inc.	176	2,649	(a)
Vocera Communications Inc.	498	13,157	(a)
		1,087,816

Heavy Electrical Equipment—0.0% *
AZZ Inc.	518	28,904
Babcock & Wilcox Enterprises Inc.	919	10,807	(a)
TPI Composites Inc.	120	2,218	(a)
		41,929

Home Building—0.1%
AV Homes Inc.	240	4,812	(a)
Beazer Homes USA Inc.	640	8,781	(a)
CalAtlantic Group Inc.	585	20,680
Cavco Industries Inc.	169	21,911	(a)
Century Communities Inc.	304	7,539	(a)
DR Horton Inc.	12,815	443,015
Green Brick Partners Inc.	472	5,404	(a)
Hovnanian Enterprises Inc., Class A	2,473	6,924	(a)
Installed Building Products Inc.	401	21,233	(a)
KB Home	2,240	53,693
Lennar Corp., Class A	7,591	404,752
LGI Homes Inc.	309	12,416	(a)
M/I Homes Inc.	473	13,504	(a)
MDC Holdings Inc.	798	28,193
Meritage Homes Corp.	734	30,975	(a)
NVR Inc.	28	67,497	(a)
PICO Holdings Inc.	421	7,367	(a)
PulteGroup Inc.	10,681	262,005
Taylor Morrison Home Corp., Class A	1,158	27,804	(a)
The New Home Company Inc.	290	3,326	(a)
Toll Brothers Inc.	1,191	47,056
TopBuild Corp.	699	37,096	(a)
TRI Pointe Group Inc.	4,058	53,525	(a)
William Lyon Homes, Class A	483	11,660	(a)
		1,601,168

Home Entertainment Software—0.1%
Activision Blizzard Inc.	26,022	1,498,087	(b)
Electronic Arts Inc.	11,602	1,226,563	(a)
Rosetta Stone Inc.	383	4,129	(a)
Take-Two Interactive Software Inc.	834	61,199	(a)
		2,789,978

Home Furnishing Retail—0.0% *
Aaron’s Inc.	1,708	66,441
Bed Bath & Beyond Inc.	5,480	166,592
Haverty Furniture Companies Inc.	344	8,635
Kirkland’s Inc.	300	3,084	(a)
Pier 1 Imports Inc.	1,653	8,579
RH	658	42,454	(a)
Select Comfort Corp.	778	27,611	(a)
Williams-Sonoma Inc.	635	30,798
		354,194

Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	206	7,818
Ethan Allen Interiors Inc.	496	16,021
Flexsteel Industries Inc.	129	6,980
Hooker Furniture Corp.	228	9,382
La-Z-Boy Inc.	929	30,192
Leggett & Platt Inc.	4,943	259,656

Mohawk Industries Inc.	2,356	569,422	(a)
Tempur Sealy International Inc.	384	20,502	(a)
		919,973

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	31,936	2,475,998
Lumber Liquidators Holdings Inc.	532	13,332	(a)
The Home Depot Inc.	44,647	6,848,850
Tile Shop Holdings Inc.	650	13,422
		9,351,602

Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	450	4,631
Ashford Hospitality Trust Inc.	1,574	9,570
Chatham Lodging Trust	758	15,228
Chesapeake Lodging Trust	1,114	27,260
DiamondRock Hospitality Co.	3,897	42,672
FelCor Lodging Trust Inc.	2,755	19,864
Hersha Hospitality Trust	842	15,585
Hospitality Properties Trust	1,322	38,536
Host Hotels & Resorts Inc.	27,769	507,340
LaSalle Hotel Properties	2,997	89,311
Pebblebrook Hotel Trust	1,370	44,169
RLJ Lodging Trust	2,381	47,310
Ryman Hospitality Properties Inc.	848	54,280
Summit Hotel Properties Inc.	1,975	36,834
Sunstone Hotel Investors Inc.	4,236	68,284
Xenia Hotels & Resorts Inc.	1,976	38,275
		1,059,149

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	15,769	1,033,973
Hilton Worldwide Holdings Inc.	7,700	476,245
ILG Inc.	2,015	55,392
La Quinta Holdings Inc.	1,628	24,046	(a)
Lindblad Expeditions Holdings Inc.	299	3,140	(a)
Marriott International Inc., Class A	11,652	1,168,812
Marriott Vacations Worldwide Corp.	415	48,866
Red Lion Hotels Corp.	265	1,948	(a)
Royal Caribbean Cruises Ltd.	6,254	683,124
The Marcus Corp.	370	11,174
Wyndham Worldwide Corp.	3,953	396,921
		3,903,641

Household Appliances—0.0% *
Helen of Troy Ltd.	727	68,411	(a)
iRobot Corp.	504	42,406	(a)
NACCO Industries Inc., Class A	76	5,385
Whirlpool Corp.	2,731	523,314
		639,516

Household Products—0.6%
Central Garden & Pet Co.	194	6,167	(a)
Central Garden & Pet Co., Class A	642	19,273	(a)
Church & Dwight Company Inc.	9,342	484,663
Colgate-Palmolive Co.	32,902	2,439,025
Energizer Holdings Inc.	501	24,058
HRG Group Inc.	2,237	39,617	(a)
Kimberly-Clark Corp.	13,319	1,719,616
Oil-Dri Corporation of America	99	4,159
Orchids Paper Products Co.	51	661

The Clorox Co.	4,826	643,016
The Procter & Gamble Co.	95,570	8,328,926
WD-40 Co.	280	30,898
		13,740,079

Housewares & Specialties—0.0% *
CSS Industries Inc.	171	4,474
Libbey Inc.	448	3,611
Lifetime Brands Inc.	220	3,993
Newell Brands Inc.	18,194	975,562
Tupperware Brands Corp.	409	28,724
		1,016,364

Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	142	8,135
GP Strategies Corp.	257	6,785	(a)
Heidrick & Struggles International Inc.	371	8,069
Insperity Inc.	314	22,294
Kelly Services Inc., Class A	582	13,066
Kforce Inc.	495	9,702
Korn/Ferry International	969	33,460
ManpowerGroup Inc.	537	59,956
On Assignment Inc.	975	52,796	(a)
Robert Half International Inc.	4,783	229,249
TriNet Group Inc.	774	25,341	(a)
TrueBlue Inc.	847	22,446	(a)
WageWorks Inc.	702	47,174	(a)
		538,473

Hypermarkets & Super Centers—0.3%
Costco Wholesale Corp.	16,450	2,630,849
PriceSmart Inc.	427	37,405
Wal-Mart Stores Inc.	54,822	4,148,929
		6,817,183

Independent Power Producers & Energy Traders—0.0% *
AES Corp.	24,766	275,150
Atlantic Power Corp.	2,442	5,861	(a)
Dynegy Inc.	2,347	19,410	(a)
NRG Energy Inc.	11,824	203,609
NRG Yield Inc., Class A	688	11,737
NRG Yield Inc., Class C	1,294	22,775
		538,542

Industrial Conglomerates—0.8%
3M Co.	22,193	4,620,361	(b)
Carlisle Companies Inc.	519	49,513
General Electric Co.	325,651	8,795,833
Honeywell International Inc.	28,289	3,770,641
Raven Industries Inc.	731	24,342
Roper Technologies Inc.	3,757	869,858
		18,130,548

Industrial Gases—0.1%
Air Products & Chemicals Inc.	8,187	1,171,232
Praxair Inc.	10,726	1,421,732
		2,592,964

Industrial Machinery—0.3%
Actuant Corp., Class A	1,128	27,749
Albany International Corp., Class A	573	30,598
Altra Industrial Motion Corp.	505	20,099

Barnes Group Inc.	964	56,423
Briggs & Stratton Corp.	853	20,557
Chart Industries Inc.	612	21,255	(a)
CIRCOR International Inc.	331	19,655
Columbus McKinnon Corp.	393	9,990
Crane Co.	407	32,308
DMC Global Inc.	281	3,681
Donaldson Company Inc.	1,059	48,227
Dover Corp.	5,813	466,319
Energy Recovery Inc.	693	5,745	(a)
EnPro Industries Inc.	414	29,547
ESCO Technologies Inc.	507	30,243
Flowserve Corp.	4,891	227,089
Fortive Corp.	11,326	717,502
Franklin Electric Company Inc.	867	35,894
Gencor Industries Inc.	118	1,912	(a)
Global Brass & Copper Holdings Inc.	420	12,831
Graco Inc.	441	48,192
Graham Corp.	195	3,834
Hardinge Inc.	228	2,832
Harsco Corp.	1,636	26,340	(a)
Hillenbrand Inc.	1,125	40,612
Hurco Companies Inc.	128	4,448
Hyster-Yale Materials Handling Inc.	189	13,277
IDEX Corp.	616	69,614
Illinois Tool Works Inc.	11,641	1,667,573
Ingersoll-Rand PLC	9,577	875,242
ITT Inc.	712	28,608
John Bean Technologies Corp.	600	58,800
Kadant Inc.	215	16,168
Kennametal Inc.	2,183	81,688
Lincoln Electric Holdings Inc.	498	45,861
Lydall Inc.	332	17,164	(a)
Milacron Holdings Corp.	850	14,951	(a)
Mueller Industries Inc.	1,081	32,916
Mueller Water Products Inc., Class A	2,969	34,678
NN Inc.	530	14,548
Nordson Corp.	426	51,682
Omega Flex Inc.	58	3,735
Park-Ohio Holdings Corp.	172	6,553
Parker-Hannifin Corp.	4,995	798,301
Proto Labs Inc.	495	33,289	(a)
RBC Bearings Inc.	428	43,553	(a)
Rexnord Corp.	1,972	45,849	(a)
Snap-on Inc.	2,126	335,908
SPX Corp.	833	20,958	(a)
SPX FLOW Inc.	707	26,074	(a)
Standex International Corp.	254	23,038
Stanley Black & Decker Inc.	5,701	802,302
Sun Hydraulics Corp.	469	20,012
Tennant Co.	352	25,978
The Eastern Co.	130	3,906
The ExOne Co.	197	2,256	(a)
The Gorman-Rupp Co.	355	9,042
The Timken Co.	565	26,131
TriMas Corp.	902	18,807	(a)
Watts Water Technologies Inc., Class A	554	35,013

Woodward Inc.	1,422	96,099
Xylem Inc.	6,699	371,326
		7,714,782

Industrial REITs—0.1%
DCT Industrial Trust Inc.	727	38,851
Duke Realty Corp.	2,859	79,909
EastGroup Properties Inc.	596	49,945
First Industrial Realty Trust Inc.	3,093	88,522
Monmouth Real Estate Investment Corp.	1,271	19,128
Prologis Inc. REIT	19,906	1,167,288
Rexford Industrial Realty Inc.	1,314	36,056
STAG Industrial Inc.	1,590	43,884
Terreno Realty Corp.	877	29,520
		1,553,103

Insurance Brokers—0.1%
Arthur J Gallagher & Co.	6,723	384,892
Brown & Brown Inc.	917	39,495
Crawford & Co., Class B	241	2,241
eHealth Inc.	364	6,843	(a)
Health Insurance Innovations Inc., Class A	212	4,982	(a)
Marsh & McLennan Companies Inc.	19,358	1,509,150
Patriot National Inc.	165	350	(a)
		1,947,953

Integrated Oil & Gas—0.9%
Chevron Corp.	70,788	7,385,312
Exxon Mobil Corp.	158,007	12,755,905
Occidental Petroleum Corp.	28,154	1,685,580
		21,826,797

Integrated Telecommunication Services—0.7%
AT&T Inc.	229,877	8,673,259
ATN International Inc.	208	14,236
CenturyLink Inc.	20,609	492,143
Cincinnati Bell Inc.	845	16,520	(a)
Consolidated Communications Holdings Inc.	991	21,277
Fairpoint Communications Inc.	425	6,651	(a)
Frontier Communications Corp.	31,975	37,091
General Communication Inc., Class A	574	21,031	(a)
Hawaiian Telcom Holdco Inc.	118	2,949	(a)
IDT Corp., Class B	352	5,058
Verizon Communications Inc.	152,440	6,807,970
Windstream Holdings Inc.	3,642	14,131
		16,112,316

Internet & Direct Marketing Retail—0.9%
1-800-Flowers.com Inc., Class A	571	5,567	(a)
Amazon.com Inc.	14,775	14,302,200	(a)
Duluth Holdings Inc.	194	3,533	(a)
Etsy Inc.	2,111	31,665	(a)
Expedia Inc.	4,547	677,276
FTD Companies Inc.	345	6,900	(a)
Gaia Inc.	99	1,109	(a)
Groupon Inc.	6,433	24,703	(a)
HSN Inc.	892	28,455
Lands’ End Inc.	298	4,440	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,456	16,889	(a)
Netflix Inc.	15,998	2,390,261	(a)
Nutrisystem Inc.	559	29,096

Overstock.com Inc.	254	4,140	(a)
PetMed Express Inc.	401	16,280
Shutterfly Inc.	656	31,160	(a)
The Priceline Group Inc.	1,846	3,452,980	(a)
TripAdvisor Inc.	4,184	159,829	(a)
		21,186,483

Internet Software & Services—1.6%
2U Inc.	829	38,897	(a)
Actua Corp.	693	9,737	(a)
Akamai Technologies Inc.	6,539	325,708	(a)
Alarm.com Holdings Inc.	385	14,487	(a)
Alphabet Inc., Class A	11,066	10,287,839	(a)
Alphabet Inc., Class C	11,095	10,082,359	(a)
Alteryx Inc., Class A	207	4,041	(a)
Amber Road Inc.	359	3,077	(a)
Angie’s List Inc.	803	10,270	(a)
Appfolio Inc. Class A	150	4,890	(a)
Apptio Inc., Class A	336	5,830	(a)
Bankrate Inc.	956	12,285	(a)
Bazaarvoice Inc.	1,658	8,207	(a)
Benefitfocus Inc.	257	9,342	(a)
Blucora Inc.	787	16,684	(a)
Box Inc., Class A	1,487	27,123	(a)
Brightcove Inc.	606	3,757	(a)
Carbonite Inc.	361	7,870	(a)
Care.com Inc.	232	3,503	(a)
Cars.com Inc.	1,926	51,289	(a)
ChannelAdvisor Corp.	467	5,394	(a)
Cloudera Inc.	264	4,229	(a)
CommerceHub Inc., Series A	260	4,529	(a)
CommerceHub Inc., Series C	550	9,592	(a)
Cornerstone OnDemand Inc.	948	33,891	(a)
Coupa Software Inc.	564	16,345	(a)
DHI Group Inc.	1,018	2,901	(a)
eBay Inc.	37,814	1,320,465	(a)
Endurance International Group Holdings Inc.	1,207	10,078	(a)
Envestnet Inc.	831	32,908	(a)
Facebook Inc., Class A	88,172	13,312,208	(a)
Five9 Inc.	987	21,240	(a)
Gogo Inc.	1,134	13,075	(a)
GrubHub Inc.	1,643	71,635	(a)
GTT Communications Inc.	527	16,679	(a)
Hortonworks Inc.	811	10,446	(a)
Instructure Inc.	402	11,859	(a)
Internap Corp.	1,513	5,553	(a)
j2 Global Inc.	1,263	107,469
Limelight Networks Inc.	1,267	3,662	(a)
Liquidity Services Inc.	496	3,150	(a)
LivePerson Inc.	1,079	11,869	(a)
LogMeIn Inc.	424	44,308
MINDBODY Inc., Class A	698	18,986	(a)
MuleSoft Inc., Class A	286	7,133	(a)
New Relic Inc.	555	23,870	(a)
NIC Inc.	1,271	24,085
Nutanix Inc., Class A	659	13,279	(a)
Okta Inc.	210	4,788	(a)
Q2 Holdings Inc.	613	22,650	(a)
QuinStreet Inc.	753	3,140	(a)

Quotient Technology Inc.	1,287	14,800	(a)
Reis Inc.	170	3,612
Rightside Group Ltd.	226	2,400	(a)
Shutterstock Inc.	381	16,794	(a)
SPS Commerce Inc.	331	21,105	(a)
Stamps.com Inc.	307	47,547	(a)
TechTarget Inc.	214	2,219	(a)
The Meet Group Inc.	837	4,227	(a)
The Trade Desk Inc., Class A	328	16,436	(a)
TrueCar Inc.	1,096	21,843	(a)
Twilio Inc., Class A	1,177	34,262	(a)
VeriSign Inc.	3,352	311,602	(a)
Web.com Group Inc.	852	21,556	(a)
WebMD Health Corp.	1,024	60,058	(a)
Xactly Corp.	455	7,121	(a)
XO Group Inc.	509	8,969	(a)
Yelp Inc.	1,471	44,159	(a)
		36,757,321

Investment Banking & Brokerage—0.4%
B. Riley Financial Inc.	155	2,875
Cowen Inc.	531	8,629	(a)
E*TRADE Financial Corp.	10,325	392,660	(a)
Evercore Partners Inc., Class A	764	53,862
GAIN Capital Holdings Inc.	758	4,722
Greenhill & Company Inc.	545	10,954
Houlihan Lokey Inc.	402	14,030
INTL. FCStone Inc.	288	10,875	(a)
Investment Technology Group Inc.	683	14,507
KCG Holdings Inc., Class A	774	15,434	(a)
Ladenburg Thalmann Financial Services Inc.	2,143	5,229	(a)
Moelis & Co., Class A	494	19,192
Morgan Stanley	53,041	2,363,507
Oppenheimer Holdings Inc., Class A	229	3,756
Piper Jaffray Cos.	281	16,846
PJT Partners Inc., Class A	341	13,715
Raymond James Financial Inc.	4,800	385,056
Stifel Financial Corp.	1,802	82,856	(a)
The Charles Schwab Corp.	44,953	1,931,181
The Goldman Sachs Group Inc.	13,537	3,003,860
Virtu Financial Inc., Class A	539	9,513
		8,363,259

IT Consulting & Other Services—0.4%
Acxiom Corp.	2,079	54,012	(a)
CACI International Inc., Class A	469	58,648	(a)
Cognizant Technology Solutions Corp., Class A	22,082	1,466,245
CSRA Inc.	5,414	171,894
DXC Technology Co.	10,635	815,917
EPAM Systems Inc.	940	79,045	(a)
Forrester Research Inc.	194	7,595
Gartner Inc.	3,400	419,934	(a)
International Business Machines Corp.	31,737	4,882,103
Leidos Holdings Inc.	1,152	59,547
ManTech International Corp., Class A	493	20,400
NCI Inc., Class A	105	2,216	(a)
Perficient Inc.	706	13,160	(a)
Presidio Inc.	360	5,152	(a)
Science Applications International Corp.	1,197	83,096

ServiceSource International Inc.	1,215	4,714	(a)
Teradata Corp.	1,041	30,699	(a)
The Hackett Group Inc.	447	6,929
Unisys Corp.	1,013	12,966	(a)
Virtusa Corp.	553	16,258	(a)
		8,210,530

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,297	16,991
Drive Shack Inc.	1,426	4,492
International Speedway Corp., Class A	686	25,759
Intrawest Resorts Holdings Inc.	242	5,745	(a)
Planet Fitness Inc., Class A	1,596	37,251
RCI Hospitality Holdings Inc.	205	4,887
SeaWorld Entertainment Inc.	1,284	20,891
Speedway Motorsports Inc.	234	4,275
		120,291

Leisure Products—0.0% *
Acushnet Holdings Corp.	436	8,650
American Outdoor Brands Corp.	1,099	24,354	(a)
Brunswick Corp.	717	44,977
Callaway Golf Co.	1,771	22,633
Escalade Inc.	203	2,659
Hasbro Inc.	4,203	468,677
Johnson Outdoors Inc., Class A	98	4,725
Malibu Boats Inc., Class A	367	9,494	(a)
Marine Products Corp.	125	1,951
Mattel Inc.	13,199	284,175
MCBC Holdings Inc.	387	7,566	(a)
Nautilus Inc.	617	11,816	(a)
Polaris Industries Inc.	471	43,440
Sturm Ruger & Company Inc.	325	20,199
Vista Outdoor Inc.	1,083	24,378	(a)
		979,694

Life & Health Insurance—0.3%
Aflac Inc.	14,915	1,158,597
American Equity Investment Life Holding Co.	1,611	42,337
Citizens Inc.	936	6,908	(a)
CNO Financial Group Inc.	4,674	97,593
FBL Financial Group Inc., Class A	194	11,931
Fidelity & Guaranty Life	234	7,266
Genworth Financial Inc., Class A	13,471	50,786	(a)
Independence Holding Co.	139	2,842
Lincoln National Corp.	8,418	568,888
MetLife Inc.	39,873	2,190,623
National Western Life Group Inc., Class A	43	13,744
Primerica Inc.	1,261	95,521
Principal Financial Group Inc.	10,104	647,363
Prudential Financial Inc.	15,952	1,725,049
Torchmark Corp.	4,056	310,284
Trupanion Inc.	287	6,423	(a)
Unum Group	8,547	398,547
		7,334,702

Life Sciences Tools & Services—0.3%
Accelerate Diagnostics Inc.	464	12,690	(a)
Agilent Technologies Inc.	12,095	717,354
Albany Molecular Research Inc.	521	11,306	(a)
Bio-Rad Laboratories Inc., Class A	167	37,794	(a)

Bio-Techne Corp.	301	35,368
Cambrex Corp.	598	35,731	(a)
Charles River Laboratories International Inc.	383	38,740	(a)
Enzo Biochem Inc.	798	8,810	(a)
Fluidigm Corp.	587	2,371	(a)
Illumina Inc.	5,428	941,867	(a)
INC Research Holdings Inc., Class A	1,463	85,586	(a)
Luminex Corp.	793	16,748
Medpace Holdings Inc.	162	4,698	(a)
Mettler-Toledo International Inc.	954	561,467	(a)
NanoString Technologies Inc.	296	4,896	(a)
NeoGenomics Inc.	1,061	9,507	(a)
Pacific Biosciences of California Inc.	1,184	4,215	(a)
PAREXEL International Corp.	1,373	119,327	(a)
PerkinElmer Inc.	4,146	282,508
PRA Health Sciences Inc.	734	55,057	(a)
Thermo Fisher Scientific Inc.	14,642	2,554,590
Waters Corp.	2,962	544,534	(a)
		6,085,164

Managed Healthcare—0.6%
Aetna Inc.	12,407	1,883,755
Anthem Inc.	9,942	1,870,388
Centene Corp.	6,428	513,469	(a)
Cigna Corp.	9,600	1,606,944
HealthEquity Inc.	944	47,040	(a)
Humana Inc.	5,337	1,284,189
Magellan Health Inc.	443	32,295	(a)
Molina Healthcare Inc.	1,175	81,286	(a)
UnitedHealth Group Inc.	36,051	6,684,576
WellCare Health Plans Inc.	359	64,462	(a)
		14,068,404

Marine—0.0% *
Eagle Bulk Shipping Inc.	895	4,233	(a)
Kirby Corp.	429	28,679	(a)
Matson Inc.	867	26,045
Scorpio Bulkers Inc.	1,043	7,405	(a)
		66,362

Metal & Glass Containers—0.0% *
AptarGroup Inc.	506	43,951
Ball Corp.	13,152	555,146
Greif Inc., Class A	685	38,209
Greif Inc., Class B	112	6,765
Myers Industries Inc.	439	7,880
Owens-Illinois Inc.	1,303	31,168	(a)
Silgan Holdings Inc.	604	19,195
		702,314

Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	593	10,852
Anworth Mortgage Asset Corp.	2,001	12,026
Apollo Commercial Real Estate Finance Inc.	1,742	32,314
Ares Commercial Real Estate Corp.	547	7,160
ARMOUR Residential REIT Inc.	699	17,475
Capstead Mortgage Corp.	1,767	18,430
Cherry Hill Mortgage Investment Corp.	222	4,100
CYS Investments Inc.	2,818	23,699
Dynex Capital Inc.	967	6,866

Great Ajax Corp.	272	3,803
Hannon Armstrong Sustainable Infrastructure Capital Inc.	936	21,406
Invesco Mortgage Capital Inc.	2,137	35,709
KKR Real Estate Finance Trust Inc.	196	4,214
Ladder Capital Corp.	1,337	17,929
MTGE Investment Corp.	935	17,578
New York Mortgage Trust Inc.	2,225	13,840
Orchid Island Capital Inc.	597	5,887
Owens Realty Mortgage Inc.	17	288
PennyMac Mortgage Investment Trust	1,386	25,350
Redwood Trust Inc.	1,536	26,174
Resource Capital Corp.	613	6,234
Sutherland Asset Management Corp.	320	4,752
Western Asset Mortgage Capital Corp.	844	8,693
		324,779

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	6,562	354,479

Movies & Entertainment—0.5%
AMC Entertainment Holdings Inc., Class A	1,031	23,455
Cinemark Holdings Inc.	846	32,867
Global Eagle Entertainment Inc.	944	3,361	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	4,515	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	15,221	(a)
Live Nation Entertainment Inc.	1,068	37,220	(a)
Reading International Inc., Class A	333	5,371	(a)
The Walt Disney Co.	54,335	5,773,094
Time Warner Inc.	29,065	2,918,417
Twenty-First Century Fox Inc., Class A	39,494	1,119,260
Twenty-First Century Fox Inc., Class B	18,314	510,411
Viacom Inc., Class B	13,203	443,225
World Wrestling Entertainment Inc., Class A	730	14,870
		10,901,287

Multi-Line Insurance—0.2%
American Financial Group Inc.	591	58,728
American International Group Inc.	32,671	2,042,591
Assurant Inc.	2,069	214,535
Horace Mann Educators Corp.	761	28,766
Kemper Corp.	1,134	43,772
Loews Corp.	10,397	486,683
National General Holdings Corp.	969	20,446
The Hartford Financial Services Group Inc.	13,846	727,884
		3,623,405

Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc., Class B	70,843	11,998,679	(a)
FNFV Group	1,321	20,872	(a)
Leucadia National Corp.	12,167	318,288
		12,337,839

Multi-Utilities—0.4%
Ameren Corp.	9,149	500,176
Avista Corp.	1,156	49,084
Black Hills Corp.	1,448	97,696
CenterPoint Energy Inc.	16,167	442,652
CMS Energy Corp.	10,513	486,226
Consolidated Edison Inc.	11,460	926,197
Dominion Energy Inc.	23,588	1,807,548
DTE Energy Co.	6,759	715,035

MDU Resources Group Inc.	1,547	40,531
NiSource Inc.	12,114	307,211
NorthWestern Corp.	1,282	78,228
Public Service Enterprise Group Inc.	18,961	815,513
SCANA Corp.	5,359	359,107
Sempra Energy	9,391	1,058,835
Unitil Corp.	278	13,430
Vectren Corp.	665	38,863
WEC Energy Group Inc.	11,878	729,072
		8,465,404

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	3,400	409,598
Boston Properties Inc.	5,764	709,087
Corporate Office Properties Trust	790	27,674
Cousins Properties Inc.	11,325	99,547
Douglas Emmett Inc.	1,176	44,935
Easterly Government Properties Inc.	637	13,345
Franklin Street Properties Corp.	1,965	21,772
Government Properties Income Trust	1,404	25,707
Highwoods Properties Inc.	819	41,531
Kilroy Realty Corp.	789	59,293
Mack-Cali Realty Corp.	2,405	65,272
NorthStar Realty Europe Corp.	1,010	12,807
Parkway Inc.	850	19,457
SL Green Realty Corp.	3,835	405,743
Tier REIT Inc.	956	17,667
Vornado Realty Trust	6,467	607,251
		2,580,686

Office Services & Supplies—0.0% *
ACCO Brands Corp.	2,132	24,838	(a)
ARC Document Solutions Inc.	849	3,532	(a)
Essendant Inc.	742	11,004
Herman Miller Inc.	1,600	48,640
HNI Corp.	1,226	48,881
Interface Inc.	1,301	25,565
Kimball International Inc., Class B	741	12,367
Knoll Inc.	964	19,328
MSA Safety Inc.	889	72,160
NL Industries Inc.	176	1,241	(a)
Pitney Bowes Inc.	1,482	22,378
Steelcase Inc., Class A	1,652	23,128
West Corp.	864	20,148
		333,210

Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	1,234	10,057	(a)
Diamond Offshore Drilling Inc.	1,769	19,158	(a)
Helmerich & Payne Inc.	4,084	221,925
Independence Contract Drilling Inc.	607	2,361	(a)
Nabors Industries Ltd.	2,283	18,584
Parker Drilling Co.	2,400	3,240	(a)
Patterson-UTI Energy Inc.	1,339	27,034
Pioneer Energy Services Corp.	1,279	2,622	(a)
Rowan Companies PLC, Class A	3,192	32,686	(a)
Unit Corp.	1,014	18,992	(a)
		356,659

Oil & Gas Equipment & Services—0.3%
Archrock Inc.	1,401	15,971
Baker Hughes Inc.	15,941	868,944
Basic Energy Services Inc.	330	8,217	(a)
Bristow Group Inc.	682	5,217
C&J Energy Services Inc.	651	22,310	(a)
CARBO Ceramics Inc.	394	2,699	(a)
Dril-Quip Inc.	1,020	49,776	(a)
Era Group Inc.	402	3,803	(a)
Exterran Corp.	630	16,821	(a)
Fairmount Santrol Holdings Inc.	2,938	11,458	(a)
Forum Energy Technologies Inc.	1,202	18,751	(a)
Geospace Technologies Corp.	263	3,637	(a)
Gulf Island Fabrication Inc.	258	2,993
Halliburton Co.	32,634	1,393,798
Helix Energy Solutions Group Inc.	2,658	14,991	(a)
Keane Group Inc.	596	9,536	(a)
Key Energy Services Inc.	236	4,541	(a)
Mammoth Energy Services Inc.	152	2,827	(a)
Matrix Service Co.	535	5,002	(a)
McDermott International Inc.	5,364	38,460	(a)
National Oilwell Varco Inc.	14,265	469,889
Natural Gas Services Group Inc.	245	6,088	(a)
NCS Multistage Holdings Inc.	209	5,263	(a)
Newpark Resources Inc.	1,666	12,245	(a)
Oceaneering International Inc.	798	18,226
Oil States International Inc.	1,400	38,010	(a)
PHI Inc.	19	185	(a)
ProPetro Holding Corp.	478	6,673	(a)
RigNet Inc.	255	4,093	(a)
Schlumberger Ltd.	51,765	3,408,208
SEACOR Holdings Inc.	315	10,805	(a)
SEACOR Marine Holdings Inc.	316	6,434	(a)
Smart Sand Inc.	228	2,032	(a)
Superior Energy Services Inc.	4,107	42,836	(a)
Tesco Corp.	871	3,876	(a)
TETRA Technologies Inc.	1,871	5,220	(a)
U.S. Silica Holdings Inc.	1,568	55,648
Willbros Group Inc.	851	2,102	(a)
		6,597,585

Oil & Gas Exploration & Production—0.5%
Abraxas Petroleum Corp.	2,099	3,400	(a)
Anadarko Petroleum Corp.	21,060	954,860
Apache Corp.	14,263	683,626
Bill Barrett Corp.	986	3,027	(a)
Bonanza Creek Energy Inc.	341	10,813	(a)
Cabot Oil & Gas Corp.	17,527	439,577
California Resources Corp.	639	5,463	(a)
Callon Petroleum Co.	3,810	40,424	(a)
Carrizo Oil & Gas Inc.	1,117	19,458	(a)
Chesapeake Energy Corp.	29,503	146,630	(a)
Cimarex Energy Co.	3,593	337,778
Concho Resources Inc.	5,526	671,575	(a)
ConocoPhillips	46,425	2,040,843
Contango Oil & Gas Co.	449	2,981	(a)
Denbury Resources Inc.	7,062	10,805	(a)
Devon Energy Corp.	19,764	631,855

Earthstone Energy Inc., Class A	35	350	(a)
Eclipse Resources Corp.	1,210	3,461	(a)
Energen Corp.	782	38,607	(a)
Energy XXI Gulf Coast Inc.	560	10,399	(a)
EOG Resources Inc.	21,417	1,938,667
EP Energy Corp., Class A	772	2,826	(a)
EQT Corp.	6,500	380,835
Evolution Petroleum Corp.	511	4,139
Gastar Exploration Inc.	4,063	3,762	(a)
Gulfport Energy Corp.	1,235	18,216	(a)
Halcon Resources Corp.	1,157	5,253	(a)
Hess Corp.	10,170	446,158
Isramco Inc.	13	1,487	(a)
Jagged Peak Energy Inc.	612	8,170	(a)
Jones Energy Inc., Class A	1,098	1,757	(a)
Lilis Energy Inc.	955	4,680	(a)
Marathon Oil Corp.	31,952	378,631
Matador Resources Co.	2,414	51,587	(a)
Midstates Petroleum Company Inc.	211	2,673	(a)
Murphy Oil Corp.	6,116	156,753
Newfield Exploration Co.	7,511	213,763	(a)
Noble Energy Inc.	17,120	484,496
Oasis Petroleum Inc.	4,475	36,024	(a)
Panhandle Oil and Gas Inc., Class A	297	6,861
PDC Energy Inc.	1,252	53,974	(a)
Penn Virginia Corp.	270	9,923	(a)
Pioneer Natural Resources Co.	6,367	1,016,046
QEP Resources Inc.	1,896	19,150	(a)
Range Resources Corp.	7,096	164,414
Resolute Energy Corp.	270	8,038	(a)
Ring Energy Inc.	722	9,386	(a)
Sanchez Energy Corp.	1,125	8,078	(a)
SandRidge Energy Inc.	661	11,376	(a)
SilverBow Resources Inc.	159	4,159	(a)
SM Energy Co.	796	13,158
Southwestern Energy Co.	4,006	24,356	(a)
SRC Energy Inc.	3,486	23,461	(a)
Stone Energy Corp.	369	6,782	(a)
Ultra Petroleum Corp.	3,010	32,659	(a)
W&T Offshore Inc.	1,772	3,473	(a)
WildHorse Resource Development Corp.	383	4,738	(a)
WPX Energy Inc.	3,190	30,815	(a)
		11,646,656

Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	39	1,602
Alon USA Energy Inc.	644	8,578
Clean Energy Fuels Corp.	1,753	4,453	(a)
CVR Energy Inc.	324	7,050
Delek US Holdings Inc.	1,241	32,812
Green Plains Inc.	727	14,940
HollyFrontier Corp.	1,427	39,200
Marathon Petroleum Corp.	19,504	1,020,644
Pacific Ethanol Inc.	556	3,475	(a)
Par Pacific Holdings Inc.	602	10,860	(a)
PBF Energy Inc., Class A	866	19,277
Phillips 66	16,490	1,363,558
Renewable Energy Group Inc.	729	9,441	(a)
REX American Resources Corp.	114	11,008	(a)

Tellurian Inc.	1,050	10,532	(a)
Tesoro Corp.	5,704	533,894
Valero Energy Corp.	16,825	1,135,014
World Fuel Services Corp.	564	21,686
		4,248,024

Oil & Gas Storage & Transportation—0.1%
Dorian LPG Ltd.	488	3,992	(a)
GasLog Ltd.	823	12,551
Gener8 Maritime Inc.	799	4,546	(a)
International Seaways Inc.	557	12,070	(a)
Kinder Morgan Inc.	72,088	1,381,206
Nordic American Tankers Ltd.	1,750	11,095
ONEOK Inc.	14,157	738,429
Overseas Shipholding Group Inc., Class A	385	1,024	(a)
SemGroup Corp., Class A	1,254	33,858
Ship Finance International Ltd.	1,206	16,402
The Williams Companies Inc.	31,000	938,680
		3,153,853

Other Diversified Financial Services—0.0% *
Tiptree Inc.	455	3,208

Packaged Foods & Meats—0.4%
Amplify Snack Brands Inc.	588	5,668	(a)
B&G Foods Inc.	1,247	44,393
Cal-Maine Foods Inc.	623	24,671	(a)
Calavo Growers Inc.	310	21,406
Campbell Soup Co.	7,185	374,698
Conagra Brands Inc.	15,142	541,478
Dean Foods Co.	2,469	41,973
Farmer Brothers Co.	161	4,870	(a)
Flowers Foods Inc.	1,483	25,671
Freshpet Inc.	458	7,603	(a)
General Mills Inc.	21,688	1,201,515
Hormel Foods Corp.	10,108	344,784
Hostess Brands Inc.	1,258	20,254	(a)
J&J Snack Foods Corp.	283	37,376
John B Sanfilippo & Son Inc.	171	10,792
Kellogg Co.	9,502	660,009
Lamb Weston Holdings Inc.	1,112	48,972
Lancaster Colony Corp.	500	61,310
Landec Corp.	537	7,974	(a)
Lifeway Foods Inc.	73	682	(a)
McCormick & Company Inc.	4,291	418,415
Mondelez International Inc., Class A	56,506	2,440,494
Omega Protein Corp.	442	7,912
Post Holdings Inc.	529	41,077	(a)
Sanderson Farms Inc.	376	43,484
Seneca Foods Corp., Class A	129	4,005	(a)
Snyder’s-Lance Inc.	2,323	80,422
The Hain Celestial Group Inc.	835	32,415	(a)
The Hershey Co.	5,272	566,055
The JM Smucker Co.	4,364	516,392
The Kraft Heinz Co.	22,140	1,896,070
Tootsie Roll Industries Inc.	497	17,320
TreeHouse Foods Inc.	459	37,496	(a)
Tyson Foods Inc., Class A	10,847	679,348
		10,267,004

Paper Packaging—0.1%
Avery Dennison Corp.	3,316	293,035
Bemis Company Inc.	739	34,179
International Paper Co.	15,529	879,097
Packaging Corporation of America	757	84,322
Sealed Air Corp.	7,391	330,821
Sonoco Products Co.	799	41,084
UFP Technologies Inc.	127	3,594	(a)
WestRock Co.	9,433	534,474
		2,200,606

Paper Products—0.0% *
Clearwater Paper Corp.	339	15,848	(a)
Domtar Corp.	486	18,672
KapStone Paper and Packaging Corp.	1,623	33,483
Neenah Paper Inc.	332	26,643
PH Glatfelter Co.	874	17,078
Schweitzer-Mauduit International Inc.	608	22,636
		134,360

Personal Products—0.1%
Avon Products Inc.	3,592	13,650	(a)
Coty Inc., Class A	17,701	332,071
Edgewell Personal Care Co.	466	35,425	(a)
elf Beauty Inc.	392	10,666	(a)
Inter Parfums Inc.	351	12,864
Medifast Inc.	210	8,709
Natural Health Trends Corp.	150	4,177
Nature’s Sunshine Products Inc.	183	2,425
Nu Skin Enterprises Inc., Class A	394	24,759
Nutraceutical International Corp.	163	6,789
Revlon Inc., Class A	232	5,498	(a)
The Estee Lauder Companies Inc., Class A	8,387	804,984
USANA Health Sciences Inc.	208	13,333	(a)
		1,275,350

Pharmaceuticals—1.7%
AcelRx Pharmaceuticals Inc.	501	1,077	(a)
Aclaris Therapeutics Inc.	382	10,360	(a)
Aerie Pharmaceuticals Inc.	575	30,216	(a)
Akorn Inc.	710	23,813	(a)
Allergan PLC	12,490	3,036,194
Amphastar Pharmaceuticals Inc.	712	12,716	(a)
ANI Pharmaceuticals Inc.	159	7,441	(a)
Aratana Therapeutics Inc.	671	4,851	(a)
Assembly Biosciences Inc.	266	5,493	(a)
Bristol-Myers Squibb Co.	61,138	3,406,609
Catalent Inc.	3,399	119,305	(a)
Cempra Inc.	867	3,988	(a)
Clearside Biomedical Inc.	164	1,494	(a)
Collegium Pharmaceutical Inc.	270	3,378	(a)
Corcept Therapeutics Inc.	1,722	20,320	(a)
Corium International Inc.	376	2,805	(a)
Depomed Inc.	1,223	13,135	(a)
Dermira Inc.	722	21,039	(a)
Durect Corp.	2,560	3,994	(a)
Eli Lilly & Co.	36,018	2,964,281
Heska Corp.	121	12,351	(a)
Horizon Pharma PLC	2,960	35,135	(a)

Impax Laboratories Inc.	1,468	23,635	(a)
Innoviva Inc.	1,626	20,813	(a)
Intersect ENT Inc.	515	14,394	(a)
Intra-Cellular Therapies Inc.	686	8,520	(a)
Johnson & Johnson	100,493	13,294,219
Lannett Company Inc.	560	11,424	(a)
Mallinckrodt PLC	3,728	167,052	(a)
Merck & Company Inc.	102,212	6,550,767
Mylan N.V.	17,290	671,198	(a)
MyoKardia Inc.	227	2,974	(a)
Nektar Therapeutics	2,832	55,366	(a)
Neos Therapeutics Inc.	278	2,029	(a)
Ocular Therapeutix Inc.	319	2,957	(a)
Omeros Corp.	777	15,466	(a)
Pacira Pharmaceuticals Inc.	701	33,438	(a)
Paratek Pharmaceuticals Inc.	362	8,724	(a)
Pfizer Inc.	223,055	7,492,418
Phibro Animal Health Corp., Class A	379	14,042
Prestige Brands Holdings Inc.	1,393	73,564	(a)
Reata Pharmaceuticals Inc., Class A	106	3,354	(a)
Revance Therapeutics Inc.	413	10,903	(a)
SciClone Pharmaceuticals Inc.	1,007	11,077	(a)
Sucampo Pharmaceuticals Inc., Class A	472	4,956	(a)
Supernus Pharmaceuticals Inc.	939	40,471	(a)
Teligent Inc.	826	7,558	(a)
Tetraphase Pharmaceuticals Inc.	738	5,262	(a)
The Medicines Co.	1,285	48,843	(a)
TherapeuticsMD Inc.	3,005	15,836	(a)
Titan Pharmaceuticals Inc.	363	690	(a)
WaVe Life Sciences Ltd.	149	2,771	(a)
Zoetis Inc.	18,466	1,151,909
Zogenix Inc.	499	7,236	(a)
Zynerba Pharmaceuticals Inc.	255	4,327	(a)
		39,518,188

Property & Casualty Insurance—0.2%
Ambac Financial Group Inc.	904	15,684	(a)
AMERISAFE Inc.	379	21,584
AmtTust Financial Services Inc.	1,615	24,451
Atlas Financial Holdings Inc.	214	3,189	(a)
Baldwin & Lyons Inc., Class B	179	4,386
Cincinnati Financial Corp.	5,671	410,864
Donegal Group Inc., Class A	163	2,592
EMC Insurance Group Inc.	168	4,667
Employers Holdings Inc.	646	27,326
Federated National Holding Co.	257	4,112
First American Financial Corp.	889	39,729
Hallmark Financial Services Inc.	283	3,189	(a)
HCI Group Inc.	185	8,691
Heritage Insurance Holdings Inc.	546	7,109
Infinity Property & Casualty Corp.	215	20,210
Investors Title Co.	28	5,416
Kinsale Capital Group Inc.	274	10,223
MBIA Inc.	2,646	24,952	(a)
Mercury General Corp.	291	15,714
NI Holdings Inc.	236	4,220	(a)
Old Republic International Corp.	1,968	38,435
OneBeacon Insurance Group Ltd., Class A	399	7,274

RLI Corp.	731	39,927
Safety Insurance Group Inc.	289	19,739
Selective Insurance Group Inc.	1,093	54,705
State Auto Financial Corp.	310	7,976
State National Companies Inc.	627	11,524
Stewart Information Services Corp.	457	20,739
The Allstate Corp.	13,716	1,213,043
The Hanover Insurance Group Inc.	342	30,311
The Navigators Group Inc.	444	24,376
The Progressive Corp.	21,772	959,927
The Travelers Companies Inc.	10,336	1,307,814
United Fire Group Inc.	431	18,990
United Insurance Holdings Corp.	350	5,506
Universal Insurance Holdings Inc.	668	16,834
WR Berkley Corp.	779	53,883
		4,489,311

Publishing—0.0% *
Daily Journal Corp.	22	4,538	(a)
Gannett Company Inc.	2,164	18,870
John Wiley & Sons Inc., Class A	363	19,148
Meredith Corp.	1,016	60,401
New Media Investment Group Inc.	781	10,528
News Corp., Class A	14,300	195,910
News Corp., Class B	4,475	63,321
Scholastic Corp.	536	23,364
The New York Times Co., Class A	3,324	58,835
Time Inc.	1,937	27,796
tronc Inc.	370	4,770	(a)
		487,481

Railroads—0.3%
CSX Corp.	34,655	1,890,777
Genesee & Wyoming Inc., Class A	495	33,853	(a)
Kansas City Southern	3,946	412,949
Norfolk Southern Corp.	10,874	1,323,366
Union Pacific Corp.	30,047	3,272,418
		6,933,363

Real Estate Development—0.0% *
Forestar Group Inc.	678	11,627	(a)
Stratus Properties Inc.	122	3,587
		15,214

Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	127	5,861	(a)
Kennedy-Wilson Holdings Inc.	1,549	29,509
Trinity Place Holdings Inc.	367	2,609	(a)
		37,979

Real Estate Services—0.0% *
CBRE Group Inc., Class A	11,280	410,592	(a)
HFF Inc. REIT, Class A	722	25,104
Jones Lang LaSalle Inc.	367	45,875
Marcus & Millichap Inc.	308	8,119	(a)
RE/MAX Holdings Inc., Class A	356	19,954
		509,644

Regional Banks—0.6%
1st Source Corp.	314	15,053
Access National Corp.	290	7,691
ACNB Corp.	119	3,629

Allegiance Bancshares Inc.	220	8,426	(a)
American National Bankshares Inc.	166	6,134
Ameris Bancorp.	681	32,824
Ames National Corp.	174	5,324
Arrow Financial Corp.	227	7,185
Associated Banc-Corp.	1,225	30,870
Atlantic Capital Bancshares Inc.	346	6,574	(a)
Banc of California Inc.	981	21,091
BancFirst Corp.	157	15,166
BancorpSouth Inc.	2,342	71,431
Bank of Commerce Holdings	360	3,978
Bank of Hawaii Corp.	342	28,376
Bank of Marin Bancorp.	119	7,324
Bank of the Ozarks Inc.	979	45,886
Bankwell Financial Group Inc.	110	3,435
Banner Corp.	600	33,906
Bar Harbor Bankshares	289	8,907
BB&T Corp.	30,454	1,382,916
Berkshire Hills Bancorp Inc.	617	21,688
Blue Hills Bancorp Inc.	487	8,717
Boston Private Financial Holdings Inc.	1,529	23,470
Bridge Bancorp Inc.	335	11,155
Brookline Bancorp Inc.	1,394	20,352
Bryn Mawr Bank Corp.	334	14,195
C&F Financial Corp.	62	2,908
Cadence BanCorp	198	4,332	(a)
Camden National Corp.	304	13,045
Capital Bank Financial Corp., Class A	570	21,717
Capital City Bank Group Inc.	221	4,513
Capstar Financial Holdings Inc.	163	2,892	(a)
Carolina Financial Corp.	200	6,464
Cathay General Bancorp	2,051	77,835
CenterState Banks Inc.	931	23,145
Central Pacific Financial Corp.	604	19,008
Central Valley Community Bancorp	178	3,944
Century Bancorp Inc., Class A	55	3,498
Chemical Financial Corp.	1,918	92,850
Chemung Financial Corp.	55	2,248
Citizens & Northern Corp.	239	5,559
Citizens Financial Group Inc.	18,985	677,385
City Holding Co.	295	19,432
Civista Bancshares Inc.	224	4,677
CNB Financial Corp.	281	6,736
CoBiz Financial Inc.	753	13,102
Codorus Valley Bancorp Inc.	159	4,516
Columbia Banking System Inc.	1,114	44,393
Comerica Inc.	6,604	483,677
Commerce Bancshares Inc.	697	39,611
Commerce Union Bancshares Inc.	162	3,867
Community Bank System Inc.	906	50,528
Community Bankers Trust Corp.	495	4,084	(a)
Community Trust Bancorp Inc.	306	13,387
ConnectOne Bancorp Inc.	572	12,899
County Bancorp Inc.	84	2,016
CU Bancorp	322	11,640	(a)
Cullen/Frost Bankers Inc.	457	42,917
Customers Bancorp Inc.	487	13,772	(a)
CVB Financial Corp.	1,971	44,210
Eagle Bancorp Inc.	576	36,461	(a)

East West Bancorp Inc.	1,164	68,187
Enterprise Bancorp Inc.	170	6,042
Enterprise Financial Services Corp.	384	15,667
Equity Bancshares Inc., Class A	224	6,863	(a)
Evans Bancorp Inc.	105	4,195
Farmers Capital Bank Corp.	144	5,551
Farmers National Banc Corp.	506	7,337
FB Financial Corp.	129	4,669	(a)
FCB Financial Holdings Inc., Class A	682	32,565	(a)
Fidelity Southern Corp.	420	9,601
Fifth Third Bancorp	28,150	730,774
Financial Institutions Inc.	280	8,344
First Bancorp Inc.	207	5,601
First Bancorp/Southern Pines NC	394	12,316
First Busey Corp.	624	18,296
First Business Financial Services Inc.	163	3,762
First Citizens BancShares Inc., Class A	145	54,041
First Commonwealth Financial Corp.	1,786	22,646
First Community Bancshares Inc.	315	8,615
First Community Financial Partners Inc.	266	3,431	(a)
First Connecticut Bancorp Inc.	275	7,054
First Financial Bancorp.	1,151	31,883
First Financial Bankshares Inc.	1,157	51,139
First Financial Corp.	201	9,507
First Financial Northwest Inc.	175	2,823
First Foundation Inc.	516	8,478	(a)
First Horizon National Corp.	1,888	32,889
First Internet Bancorp	105	2,945
First Interstate BancSystem Inc., Class A	486	18,079
First Merchants Corp.	815	32,714
First Mid-Illinois Bancshares Inc.	139	4,759
First Midwest Bancorp Inc.	1,934	45,082
First Northwest Bancorp	210	3,312	(a)
Flushing Financial Corp.	557	15,702
FNB Corp.	2,573	36,434
Franklin Financial Network Inc.	187	7,714	(a)
Fulton Financial Corp.	4,553	86,507
German American Bancorp Inc.	427	14,556
Glacier Bancorp Inc.	1,484	54,329
Great Southern Bancorp Inc.	216	11,556
Great Western Bancorp Inc.	1,134	46,279
Green Bancorp Inc.	425	8,245	(a)
Guaranty Bancorp	473	12,866
Hancock Holding Co.	2,300	112,700
Hanmi Financial Corp.	631	17,952
HarborOne Bancorp Inc.	291	5,808	(a)
Heartland Financial USA Inc.	440	20,724
Heritage Commerce Corp.	525	7,234
Heritage Financial Corp.	594	15,741
Hilltop Holdings Inc.	1,430	37,480
Home BancShares Inc.	3,448	85,855
HomeTrust Bancshares Inc.	322	7,857	(a)
Hope Bancorp Inc.	2,499	46,606
Horizon Bancorp	358	9,433
Howard Bancorp Inc.	167	3,215	(a)
Huntington Bancshares Inc.	40,860	552,427
IBERIABANK Corp.	968	78,892
Independent Bank Corp.	518	34,525
Independent Bank Corp.	404	8,787

Independent Bank Group Inc.	334	19,873
International Bancshares Corp.	1,522	53,346
Investar Holding Corp.	186	4,259
Investors Bancorp Inc.	4,911	65,611
KeyCorp	41,195	771,994
Lakeland Bancorp Inc.	788	14,854
Lakeland Financial Corp.	483	22,160
LCNB Corp.	180	3,600
LegacyTexas Financial Group Inc.	835	31,839
Live Oak Bancshares Inc.	398	9,632
M&T Bank Corp.	5,787	937,205
Macatawa Bank Corp.	536	5,113
MainSource Financial Group Inc.	464	15,549
MB Financial Inc.	2,056	90,546
MBT Financial Corp.	362	3,511
Mercantile Bank Corp.	320	10,074
Midland States Bancorp Inc.	290	9,721
MidWestOne Financial Group Inc.	166	5,626
MutualFirst Financial Inc.	105	3,748
National Bank Holdings Corp., Class A	463	15,330
National Bankshares Inc.	137	5,590
National Commerce Corp.	167	6,605	(a)
NBT Bancorp Inc.	797	29,449
Nicolet Bankshares Inc.	151	8,261	(a)
Northrim BanCorp Inc.	136	4,134
Norwood Financial Corp.	89	3,760
OFG Bancorp	880	8,800
Old Line Bancshares Inc.	166	4,678
Old National Bancorp	2,557	44,108
Old Second Bancorp Inc.	574	6,630
Opus Bank	333	8,059
Orrstown Financial Services Inc.	172	3,930
Pacific Continental Corp.	401	10,246
Pacific Premier Bancorp Inc.	682	25,166	(a)
PacWest Bancorp	966	45,112
Paragon Commercial Corp.	80	4,198	(a)
Park National Corp.	266	27,590
Park Sterling Corp.	1,041	12,367
Peapack Gladstone Financial Corp.	317	9,919
Penns Woods Bancorp Inc.	95	3,912
People’s United Financial Inc.	12,949	228,679
People’s Utah Bancorp	262	7,022
Peoples Bancorp Inc.	321	10,314
Peoples Financial Services Corp.	138	6,035
Pinnacle Financial Partners Inc.	586	36,801
Preferred Bank	242	12,940
Premier Financial Bancorp Inc.	191	3,937
Prosperity Bancshares Inc.	565	36,296
QCR Holdings Inc.	235	11,139
Regions Financial Corp.	45,175	661,362
Renasant Corp.	817	35,736
Republic Bancorp Inc., Class A	191	6,819
Republic First Bancorp Inc.	678	6,271	(a)
S&T Bancorp Inc.	689	24,708
Sandy Spring Bancorp Inc.	472	19,192
Seacoast Banking Corporation of Florida	787	18,967	(a)
ServisFirst Bancshares Inc.	866	31,947
Shore Bancshares Inc.	250	4,112
Sierra Bancorp	237	5,818

Signature Bank	433	62,148	(a)
Simmons First National Corp., Class A	551	29,148
SmartFinancial Inc.	166	3,964	(a)
South State Corp.	547	46,878
Southern First Bancshares Inc.	112	4,150	(a)
Southern National Bancorp of Virginia Inc.	226	3,978
Southside Bancshares Inc.	503	17,584
Southwest Bancorp Inc.	360	9,198
State Bank Financial Corp.	703	19,065
Sterling Bancorp	2,469	57,404
Stock Yards Bancorp Inc.	428	16,649
Stonegate Bank	226	10,437
Summit Financial Group Inc.	166	3,652
Sun Bancorp Inc.	209	5,152
Sunshine Bancorp Inc.	140	2,983	(a)
SunTrust Banks Inc.	18,184	1,031,396
SVB Financial Group	422	74,183	(a)
Synovus Financial Corp.	985	43,576
TCF Financial Corp.	1,374	21,902
Texas Capital Bancshares Inc.	1,365	105,651	(a)
The Bancorp Inc.	713	5,405	(a)
The First Bancshares Inc.	161	4,444
The First of Long Island Corp.	429	12,269
The PNC Financial Services Group Inc.	17,869	2,231,302
Tompkins Financial Corp.	290	22,829
TowneBank	1,051	32,371
Trico Bancshares	405	14,236
TriState Capital Holdings Inc.	439	11,063	(a)
Triumph Bancorp Inc.	309	7,586	(a)
Trustmark Corp.	1,837	59,078
UMB Financial Corp.	1,221	91,404
Umpqua Holdings Corp.	5,985	109,885
Union Bankshares Corp.	868	29,425
Union Bankshares Inc.	78	3,705
United Bankshares Inc.	2,760	108,192
United Community Banks Inc.	1,323	36,779
Univest Corporation of Pennsylvania	499	14,945
Valley National Bancorp	6,933	81,879
Veritex Holdings Inc.	164	4,318	(a)
Washington Trust Bancorp Inc.	300	15,465
WashingtonFirst Bankshares Inc.	165	5,697
Webster Financial Corp.	747	39,008
WesBanco Inc.	800	31,632
West Bancorporation Inc.	325	7,686
Westamerica Bancorporation	496	27,796
Wintrust Financial Corp.	1,503	114,889
Xenith Bankshares Inc.	129	4,007	(a)
Zions Bancorporation	7,571	332,443
		14,840,598

Reinsurance—0.0% *
Alleghany Corp.	123	73,160	(a)
Enstar Group Ltd.	215	42,710	(a)
Greenlight Capital Re Ltd., Class A	583	12,185	(a)
Maiden Holdings Ltd.	1,195	13,265
Reinsurance Group of America Inc.	519	66,634
WMIH Corp.	4,068	5,085	(a)
		213,039

Renewable Electricity—0.0% *
Ormat Technologies Inc.	763	44,773
Pattern Energy Group Inc.	1,274	30,372
TerraForm Global Inc., Class A	1,843	9,307	(a)
TerraForm Power Inc., Class A	1,764	21,168	(a)
		105,620

Research & Consulting Services—0.1%
Acacia Research Corp.	1,007	4,129	(a)
CBIZ Inc.	981	14,715	(a)
Cogint Inc.	233	1,177	(a)
CRA International Inc.	170	6,174
Equifax Inc.	4,552	625,536
Exponent Inc.	507	29,558
Franklin Covey Co.	207	3,995	(a)
FTI Consulting Inc.	1,134	39,645	(a)
Hill International Inc.	639	3,323	(a)
Huron Consulting Group Inc.	429	18,533	(a)
ICF International Inc.	356	16,767	(a)
Mistras Group Inc.	343	7,536	(a)
Navigant Consulting Inc.	942	18,614	(a)
Nielsen Holdings PLC	12,589	486,691
Resources Connection Inc.	510	6,987
RPX Corp.	855	11,927	(a)
The Advisory Board Co.	771	39,706	(a)
The Dun & Bradstreet Corp.	300	32,445
Verisk Analytics Inc.	5,804	489,683	(a)
Willdan Group Inc.	143	4,369	(a)
		1,861,510

Residential REITs—0.2%
Altisource Residential Corp.	1,062	13,742
American Campus Communities Inc.	1,075	50,847
Apartment Investment & Management Co., Class A	5,870	252,234
AvalonBay Communities Inc.	5,107	981,412
Bluerock Residential Growth REIT Inc.	381	4,911
Camden Property Trust	706	60,370
Clipper Realty Inc.	342	4,220
Colony Starwood Homes	1,915	65,704
Education Realty Trust Inc.	2,029	78,624
Equity Residential	13,830	910,429
Essex Property Trust Inc.	2,459	632,627
Independence Realty Trust Inc.	1,104	10,896
Mid-America Apartment Communities Inc.	4,300	453,134
Monogram Residential Trust Inc.	3,165	30,732
NexPoint Residential Trust Inc.	358	8,911
Preferred Apartment Communities Inc., Class A	439	6,914
UDR Inc.	10,082	392,896
UMH Properties Inc.	493	8,406
		3,967,009

Restaurants—0.5%
Biglari Holdings Inc.	20	7,995	(a)
BJ’s Restaurants Inc.	406	15,124	(a)
Bloomin’ Brands Inc.	1,884	39,997
Bob Evans Farms Inc.	381	27,367
Bojangles’ Inc.	197	3,201	(a)
Brinker International Inc.	1,321	50,330
Buffalo Wild Wings Inc.	442	56,001	(a)
Carrols Restaurant Group Inc.	676	8,281	(a)

Chipotle Mexican Grill Inc.	1,066	443,563	(a)
Chuy’s Holdings Inc.	327	7,652	(a)
Cracker Barrel Old Country Store Inc.	541	90,482
Darden Restaurants Inc.	4,705	425,520
Dave & Buster’s Entertainment Inc.	797	53,008	(a)
Del Frisco’s Restaurant Group Inc.	477	7,680	(a)
Del Taco Restaurants Inc.	463	6,366	(a)
Denny’s Corp.	1,340	15,772	(a)
DineEquity Inc.	348	15,329
Domino’s Pizza Inc.	387	81,862
Dunkin’ Brands Group Inc.	741	40,844
El Pollo Loco Holdings Inc.	410	5,679	(a)
Fiesta Restaurant Group Inc.	537	11,089	(a)
Fogo De Chao Inc.	121	1,682	(a)
J. Alexander’s Holdings Inc.	273	3,344	(a)
Jack in the Box Inc.	839	82,641
McDonald’s Corp.	30,277	4,637,225
Nathan’s Famous Inc.	58	3,654	(a)
Noodles & Co.	224	874	(a)
Panera Bread Co., Class A	171	53,803	(a)
Papa John’s International Inc.	701	50,304
Potbelly Corp.	479	5,509	(a)
Red Robin Gourmet Burgers Inc.	236	15,399	(a)
Ruby Tuesday Inc.	1,190	2,392	(a)
Ruth’s Hospitality Group Inc.	578	12,572
Shake Shack Inc., Class A	435	15,173	(a)
Sonic Corp.	778	20,609
Starbucks Corp.	53,996	3,148,507
Texas Roadhouse Inc.	1,806	92,016
The Cheesecake Factory Inc.	1,203	60,511
The Habit Restaurants Inc., Class A	276	4,361	(a)
The Wendy’s Co.	1,557	24,149
Wingstop Inc.	550	16,995
Yum China Holdings Inc.	12,267	483,688	(a)
Yum! Brands Inc.	12,458	918,902
Zoe’s Kitchen Inc.	384	4,573	(a)
		11,072,025

Retail REITs—0.2%
Acadia Realty Trust	1,546	42,979
Agree Realty Corp.	455	20,871
Alexander’s Inc.	42	17,701
CBL & Associates Properties Inc.	3,312	27,920
Cedar Realty Trust Inc.	1,656	8,032
Federal Realty Investment Trust	2,758	348,584
Getty Realty Corp.	530	13,303
GGP Inc.	21,930	516,671
Kimco Realty Corp.	15,987	293,361
Kite Realty Group Trust	1,558	29,493
National Retail Properties Inc.	1,195	46,724
Pennsylvania Real Estate Investment Trust	1,370	15,508
Ramco-Gershenson Properties Trust	1,576	20,330
Realty Income Corp.	10,297	568,188
Regency Centers Corp.	5,500	344,520
Retail Opportunity Investments Corp.	2,087	40,050
Saul Centers Inc.	185	10,726
Seritage Growth Properties REIT, Class A	500	20,975
Simon Property Group Inc.	11,679	1,889,195
Tanger Factory Outlet Centers Inc.	770	20,005

Taubman Centers Inc.	486	28,941
The Macerich Co.	4,453	258,541
Urban Edge Properties	2,649	62,861
Urstadt Biddle Properties Inc., Class A	522	10,336
Washington Prime Group Inc.	4,821	40,352
Weingarten Realty Investors	951	28,625
Whitestone REIT	546	6,689
		4,731,481
Security & Alarm Services—0.0% *
The Brink’s Co.	849	56,883

Semiconductor Equipment—0.2%
Advanced Energy Industries Inc.	744	48,129	(a)
Amkor Technology Inc.	1,943	18,983	(a)
Applied Materials Inc.	40,346	1,666,693
Axcelis Technologies Inc.	551	11,544	(a)
AXT Inc.	705	4,477	(a)
Brooks Automation Inc.	1,331	28,869
Cabot Microelectronics Corp.	442	32,633
Cohu Inc.	530	8,342
CyberOptics Corp.	160	3,304	(a)
Entegris Inc.	2,702	59,309	(a)
FormFactor Inc.	1,340	16,616	(a)
Ichor Holdings Ltd.	222	4,476	(a)
KLA-Tencor Corp.	5,933	542,929
Lam Research Corp.	6,043	854,662
MKS Instruments Inc.	1,031	69,386
Nanometrics Inc.	473	11,962	(a)
PDF Solutions Inc.	362	5,955	(a)
Photronics Inc.	1,258	11,825	(a)
Rudolph Technologies Inc.	600	13,710	(a)
Teradyne Inc.	1,595	47,898
Ultra Clean Holdings Inc.	672	12,600	(a)
Veeco Instruments Inc.	885	24,647	(a)
Versum Materials Inc.	872	28,340
Xcerra Corp.	1,063	10,386	(a)
Xperi Corp.	963	28,697
		3,566,372

Semiconductors—0.9%
Advanced Micro Devices Inc.	29,100	363,168	(a)
Alpha & Omega Semiconductor Ltd.	384	6,401	(a)
Ambarella Inc.	639	31,023	(a)
Analog Devices Inc.	13,798	1,073,484
CEVA Inc.	394	17,907	(a)
Cirrus Logic Inc.	1,725	108,192	(a)
Cree Inc.	2,606	64,238	(a)
Cypress Semiconductor Corp.	2,660	36,309
Diodes Inc.	764	18,359	(a)
DSP Group Inc.	475	5,510	(a)
First Solar Inc.	620	24,726	(a)
Impinj Inc.	341	16,590	(a)
Inphi Corp.	795	27,269	(a)
Integrated Device Technology Inc.	3,576	92,225	(a)
Intel Corp.	175,940	5,936,216
IXYS Corp.	464	7,633
Kopin Corp.	1,142	4,237	(a)
Lattice Semiconductor Corp.	2,357	15,698	(a)
MACOM Technology Solutions Holdings Inc.	768	42,831	(a)

MaxLinear Inc.	1,106	30,846	(a)
Microchip Technology Inc.	8,562	660,815
Micron Technology Inc.	39,078	1,166,869	(a)
Microsemi Corp.	929	43,477	(a)
Monolithic Power Systems Inc.	1,048	101,027
NeoPhotonics Corp.	622	4,802	(a)
NVE Corp.	97	7,469
NVIDIA Corp.	22,281	3,220,941
Power Integrations Inc.	555	40,459
Qorvo Inc.	4,867	308,178	(a)
QUALCOMM Inc.	55,082	3,041,628
Rambus Inc.	2,141	24,472	(a)
Semtech Corp.	1,217	43,508	(a)
Sigma Designs Inc.	683	3,996	(a)
Silicon Laboratories Inc.	1,132	77,372	(a)
Skyworks Solutions Inc.	6,884	660,520
SunPower Corp.	1,132	10,573	(a)
Synaptics Inc.	970	50,159	(a)
Texas Instruments Inc.	36,888	2,837,794
Xilinx Inc.	9,359	601,971
		20,828,892

Silver—0.0% *
Coeur Mining Inc.	3,191	27,379	(a)
Hecla Mining Co.	6,938	35,384
		62,763

Soft Drinks—0.6%
Coca-Cola Bottling Company Consolidated	94	21,514
Dr Pepper Snapple Group Inc.	6,876	626,472
Monster Beverage Corp.	15,133	751,807	(a)
National Beverage Corp.	233	21,800
PepsiCo Inc.	53,408	6,168,090
Primo Water Corp.	424	5,385	(a)
The Coca-Cola Co.	143,711	6,445,438
		14,040,506

Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	203	3,118	(a)
Carriage Services Inc.	295	7,953
Collectors Universe Inc.	149	3,702
H&R Block Inc.	7,788	240,727
Liberty Tax Inc.	107	1,386
Regis Corp.	744	7,641	(a)
Service Corporation International	1,502	50,242
Sotheby’s	1,079	57,910	(a)
Weight Watchers International Inc.	562	18,782	(a)
		391,461

Specialized Finance—0.0% *
Marlin Business Services Corp.	174	4,376
NewStar Financial Inc.	492	5,166
On Deck Capital Inc.	923	4,301	(a)
		13,843

Specialized REITs—0.4%
American Tower Corp.	15,930	2,107,858
CatchMark Timber Trust Inc., Class A	789	8,971
CoreCivic Inc.	945	26,063
CorEnergy Infrastructure Trust Inc.	246	8,263
Crown Castle International Corp.	13,595	1,361,947

CyrusOne Inc.	624	34,788
Digital Realty Trust Inc.	6,039	682,105
EPR Properties	507	36,438
Equinix Inc.	2,913	1,250,143
Extra Space Storage Inc.	4,749	370,422
Farmland Partners Inc.	684	6,115
Four Corners Property Trust Inc.	1,179	29,605
InfraREIT Inc.	810	15,512	(a)
Iron Mountain Inc.	9,170	315,081
Jernigan Capital Inc.	175	3,850
Lamar Advertising Co., Class A	673	49,513
Life Storage Inc.	375	27,788
National Storage Affiliates Trust	839	19,389
Potlatch Corp.	1,096	50,087
Public Storage	5,540	1,155,256
QTS Realty Trust Inc., Class A	885	46,312
Rayonier Inc.	1,024	29,460
The GEO Group Inc.	3,334	98,586
Uniti Group Inc.	1,261	31,702	(a)
Weyerhaeuser Co.	28,239	946,006

		8,711,260

Specialty Chemicals—0.2%
A Schulman Inc.	577	18,464
Advanced Emissions Solutions Inc.	473	4,333
Albemarle Corp.	4,174	440,524
Ashland Global Holdings Inc.	495	32,625
Balchem Corp.	602	46,781
Chase Corp.	141	15,045
Codexis Inc.	675	3,679	(a)
Ecolab Inc.	9,793	1,300,021
Ferro Corp.	1,673	30,599	(a)
Flotek Industries Inc.	1,049	9,378	(a)
FutureFuel Corp.	511	7,711
GCP Applied Technologies Inc.	1,350	41,175	(a)
HB Fuller Co.	963	49,219
Ingevity Corp.	817	46,896	(a)
Innophos Holdings Inc.	389	17,054
Innospec Inc.	443	29,039
International Flavors & Fragrances Inc.	2,967	400,545
KMG Chemicals Inc.	181	8,809
Kraton Corp.	595	20,492	(a)
Minerals Technologies Inc.	916	67,051
NewMarket Corp.	75	34,536
OMNOVA Solutions Inc.	854	8,327	(a)
PolyOne Corp.	2,188	84,763
PPG Industries Inc.	9,639	1,059,904
Quaker Chemical Corp.	243	35,291
Rayonier Advanced Materials Inc.	871	13,692
RPM International Inc.	1,074	58,587
Sensient Technologies Corp.	1,182	95,186
Stepan Co.	393	34,246
The Sherwin-Williams Co.	3,024	1,061,303
Valhi Inc.	555	1,654
		5,076,929

Specialty Stores—0.1%
Barnes & Noble Education Inc.	802	8,525	(a)
Barnes & Noble Inc.	1,274	9,682
Big 5 Sporting Goods Corp.	360	4,698
Build-A-Bear Workshop Inc.	274	2,863	(a)
Cabela’s Inc.	409	24,303	(a)
Dick’s Sporting Goods Inc.	710	28,279
Five Below Inc.	1,021	50,407	(a)
GNC Holdings Inc., Class A	1,348	11,364
Hibbett Sports Inc.	459	9,524	(a)
MarineMax Inc.	499	9,756	(a)
Office Depot Inc.	14,031	79,135
Party City Holdco Inc.	541	8,467	(a)
Sally Beauty Holdings Inc.	1,112	22,518	(a)
Signet Jewelers Ltd.	2,547	161,072
Sportsman’s Warehouse Holdings Inc.	518	2,797	(a)
Staples Inc.	24,502	246,735
The Container Store Group Inc.	311	1,841	(a)
The Michaels Companies Inc.	850	15,742	(a)
Tiffany & Co.	4,042	379,423
Tractor Supply Co.	4,879	264,491
Ulta Salon Cosmetics & Fragrance Inc.	2,170	623,528	(a)
Vitamin Shoppe Inc.	485	5,650	(a)
West Marine Inc.	364	4,677
Winmark Corp.	43	5,545
		1,981,022

Steel—0.1%
AK Steel Holding Corp.	6,046	39,722	(a)
Allegheny Technologies Inc.	2,917	49,618
Ampco-Pittsburgh Corp.	164	2,419
Carpenter Technology Corp.	1,256	47,012
Cliffs Natural Resources Inc.	5,413	37,458	(a)
Commercial Metals Co.	3,130	60,816
Handy & Harman Ltd.	48	1,507	(a)
Haynes International Inc.	251	9,114
Nucor Corp.	11,975	692,993
Olympic Steel Inc.	182	3,545
Reliance Steel & Aluminum Co.	587	42,740
Ryerson Holding Corp.	218	2,158	(a)
Schnitzer Steel Industries Inc., Class A	521	13,129
Steel Dynamics Inc.	1,936	69,328
SunCoke Energy Inc.	1,301	14,181	(a)
TimkenSteel Corp.	798	12,265	(a)
United States Steel Corp.	1,420	31,439
Warrior Met Coal Inc.	319	5,465
Worthington Industries Inc.	1,217	61,118
		1,196,027

Systems Software—1.2%
A10 Networks Inc.	886	7,478	(a)
Barracuda Networks Inc.	445	10,262	(a)
CA Inc.	11,805	406,918
CommVault Systems Inc.	1,054	59,498	(a)
Fortinet Inc.	1,207	45,190	(a)
Gigamon Inc.	653	25,695	(a)
Imperva Inc.	576	27,562	(a)
Microsoft Corp.	288,085	19,857,699
Oracle Corp.	111,730	5,602,142

Progress Software Corp.	1,002	30,952
Proofpoint Inc.	813	70,593	(a)
Qualys Inc.	546	22,277	(a)
Rapid7 Inc.	400	6,732	(a)
Red Hat Inc.	6,696	641,142	(a)
SecureWorks Corp., Class A	103	957	(a)
Symantec Corp.	22,892	646,699
The Rubicon Project Inc.	747	3,840	(a)
TiVo Corp.	2,124	39,613
Varonis Systems Inc.	362	13,466	(a)
VASCO Data Security International Inc.	609	8,739	(a)
		27,527,454

Technology Distributors—0.0% *
Anixter International Inc.	553	43,245	(a)
Arrow Electronics Inc.	715	56,070	(a)
Avnet Inc.	1,014	39,424
ePlus Inc.	252	18,673	(a)
Insight Enterprises Inc.	732	29,273	(a)
PC Connection Inc.	218	5,899
PCM Inc.	229	4,294	(a)
ScanSource Inc.	500	20,150	(a)
SYNNEX Corp.	799	95,848
Systemax Inc.	220	4,136
Tech Data Corp.	919	92,819	(a)
		409,831

Technology Hardware, Storage & Peripherals—1.4%
3D Systems Corp.	2,896	54,155	(a)
Apple Inc.	194,587	28,024,420
Avid Technology Inc.	661	3,477	(a)
CPI Card Group Inc.	398	1,134
Cray Inc.	807	14,849	(a)
Diebold Nixdorf Inc.	2,040	57,120
Eastman Kodak Co.	343	3,121	(a)
Electronics for Imaging Inc.	887	42,026	(a)
Hewlett Packard Enterprise Co.	62,533	1,037,423
HP Inc.	63,245	1,105,523
Immersion Corp.	589	5,348	(a)
Intevac Inc.	368	4,085	(a)
NCR Corp.	983	40,146	(a)
NetApp Inc.	10,203	408,630
Pure Storage Inc., Class A	1,762	22,571	(a)
Quantum Corp.	630	4,920	(a)
Stratasys Ltd.	982	22,890	(a)
Super Micro Computer Inc.	774	19,079	(a)
USA Technologies Inc.	724	3,765	(a)
Western Digital Corp.	10,952	970,347
Xerox Corp.	7,942	228,174
		32,073,203

Textiles—0.0% *
Culp Inc.	217	7,053
Unifi Inc.	314	9,671	(a)
		16,724

Thrifts & Mortgage Finance—0.0% *
Astoria Financial Corp.	1,730	34,860
Bank Mutual Corp.	825	7,549
BankFinancial Corp.	310	4,625
Bear State Financial Inc.	359	3,396

Beneficial Bancorp Inc.	1,396	20,940
BofI Holding Inc.	1,126	26,709	(a)
BSB Bancorp Inc.	153	4,475	(a)
Capitol Federal Financial Inc.	2,404	34,161
Charter Financial Corp.	269	4,842
Clifton Bancorp Inc.	434	7,174
Dime Community Bancshares Inc.	630	12,348
ESSA Bancorp Inc.	149	2,193
Federal Agricultural Mortgage Corp., Class C	170	10,999
First Defiance Financial Corp.	175	9,219
Flagstar Bancorp Inc.	413	12,729	(a)
Greene County Bancorp Inc.	77	2,094
Hingham Institution for Savings	25	4,548
Home Bancorp Inc.	113	4,805
HomeStreet Inc.	467	12,924	(a)
Impac Mortgage Holdings Inc.	161	2,436	(a)
Kearny Financial Corp.	1,646	24,443
LendingTree Inc.	128	22,042	(a)
Meridian Bancorp Inc.	959	16,207
Meta Financial Group Inc.	164	14,596
MGIC Investment Corp.	7,014	78,557	(a)
Nationstar Mortgage Holdings Inc.	618	11,056	(a)
New York Community Bancorp Inc.	3,920	51,470
NMI Holdings Inc., Class A	998	11,427	(a)
Northfield Bancorp Inc.	841	14,423
Northwest Bancshares Inc.	1,922	30,002
OceanFirst Financial Corp.	597	16,191
Ocwen Financial Corp.	2,018	5,428	(a)
Oritani Financial Corp.	742	12,651
PCSB Financial Corp.	343	5,852	(a)
PennyMac Financial Services Inc., Class A	223	3,724	(a)
PHH Corp.	811	11,168	(a)
Provident Financial Holdings Inc.	127	2,445
Provident Financial Services Inc.	1,222	31,014
Radian Group Inc.	4,106	67,133
SI Financial Group Inc.	213	3,429
Southern Missouri Bancorp Inc.	117	3,774
Territorial Bancorp Inc.	149	4,647
TrustCo Bank Corp.	1,687	13,074
United Community Financial Corp.	912	7,579
United Financial Bancorp Inc.	1,003	16,740
Walker & Dunlop Inc.	549	26,808	(a)
Washington Federal Inc.	2,481	82,369
Waterstone Financial Inc.	497	9,368
Western New England Bancorp Inc.	301	3,055
WSFS Financial Corp.	576	26,122
		849,820

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,438	51,912
The Goodyear Tire & Rubber Co.	9,401	328,659
		380,571

Tobacco—0.6%
Altria Group Inc.	72,139	5,372,191
Philip Morris International Inc.	57,835	6,792,721
Reynolds American Inc.	31,074	2,021,053
Turning Point Brands Inc.	96	1,473	(a)
Universal Corp.	441	28,533
Vector Group Ltd.	1,751	37,331
		14,253,302

Trading Companies & Distributors—0.1%
Aircastle Ltd.	957	20,815
Applied Industrial Technologies Inc.	692	40,863
Beacon Roofing Supply Inc.	1,090	53,410	(a)
BMC Stock Holdings Inc.	1,101	24,057	(a)
CAI International Inc.	316	7,458	(a)
DXP Enterprises Inc.	258	8,901	(a)
Fastenal Co.	10,835	471,647
Foundation Building Materials Inc.	298	3,832	(a)
GATX Corp.	1,048	67,355
GMS Inc.	446	12,533	(a)
H&E Equipment Services Inc.	637	13,001
Herc Holdings Inc.	459	18,048	(a)
Huttig Building Products Inc.	557	3,904	(a)
Kaman Corp.	535	26,680
Lawson Products Inc.	125	2,769	(a)
MRC Global Inc.	1,767	29,191	(a)
MSC Industrial Direct Company Inc., Class A	360	30,946
Neff Corp., Class A	198	3,762	(a)
Nexeo Solutions Inc.	585	4,855	(a)
NOW Inc.	2,908	46,761	(a)
Rush Enterprises Inc., Class A	588	21,862	(a)
Rush Enterprises Inc., Class B	129	4,697	(a)
SiteOne Landscape Supply Inc.	643	33,475	(a)
Textainer Group Holdings Ltd.	467	6,771
Titan Machinery Inc.	349	6,275	(a)
United Rentals Inc.	3,151	355,149	(a)
Veritiv Corp.	160	7,200	(a)
Watsco Inc.	246	37,933
Willis Lease Finance Corp.	81	2,165	(a)
WW Grainger Inc.	2,012	363,226
		1,729,541

Trucking—0.0% *
ArcBest Corp.	491	10,115
Avis Budget Group Inc.	2,098	57,212	(a)
Covenant Transportation Group Inc., Class A	237	4,155	(a)
Daseke Inc.	458	5,098	(a)
Heartland Express Inc.	916	19,071
Hertz Global Holdings Inc.	1,036	11,914	(a)
JB Hunt Transport Services Inc.	3,227	294,883
Knight Transportation Inc.	1,405	52,055
Landstar System Inc.	341	29,190

Marten Transport Ltd.	456	12,494
Old Dominion Freight Line Inc.	561	53,430
Roadrunner Transportation Systems Inc.	615	4,471	(a)
Ryder System Inc.	426	30,663
Saia Inc.	504	25,855	(a)
Schneider National Inc., Class B	267	5,973
Swift Transportation Co.	1,401	37,126	(a)
Universal Logistics Holdings Inc.	169	2,535
Werner Enterprises Inc.	1,266	37,157
YRC Worldwide Inc.	655	7,284	(a)
		700,681

Water Utilities—0.0% *
American States Water Co.	685	32,476
American Water Works Company Inc.	6,698	522,109
Aqua America Inc.	1,409	46,920
AquaVenture Holdings Ltd.	266	4,051	(a)
Artesian Resources Corp., Class A	156	5,872
Cadiz Inc.	396	5,346	(a)
California Water Service Group	902	33,193
Connecticut Water Service Inc.	216	11,990
Middlesex Water Co.	318	12,593
SJW Group	328	16,131
The York Water Co.	260	9,061
		699,742

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	716	10,711	(a)
Shenandoah Telecommunications Co.	925	28,398
Spok Holdings Inc.	415	7,346
Telephone & Data Systems Inc.	767	21,284
		67,739
Total Domestic Equity
(Cost $507,399,587)		804,173,601

Foreign Equity—28.1%

Common Stock—27.8%
Advertising—0.1%
Cheil Worldwide Inc.	2,021	32,501
Dentsu Inc.	6,700	320,212
Hakuhodo DY Holdings Inc.	8,600	114,121
JCDecaux S.A.	2,402	78,681
Publicis Groupe S.A.	5,782	430,697
REA Group Ltd.	2,125	108,231
WPP PLC	42,466	890,302
		1,974,745

Aerospace & Defense—0.3%
Airbus SE	18,419	1,512,561
AviChina Industry & Technology Company Ltd., Class H	76,000	44,589
BAE Systems PLC	105,512	868,242
Bombardier Inc., Class B	51,880	94,276	(a)
CAE Inc.	8,733	150,358
Cobham PLC	93,632	157,624
Dassault Aviation S.A.	89	124,100
Embraer S.A.	22,900	104,573
Korea Aerospace Industries Ltd.	1,660	82,699
Leonardo S.p.A.	11,422	189,548
Meggitt PLC	28,543	176,815
Rolls-Royce Holdings PLC	4,139,655	5,377	(a)
Rolls-Royce Holdings PLC	52,216	604,329	(a)
Safran S.A.	10,140	927,990
Singapore Technologies Engineering Ltd.	44,000	117,602
Thales S.A.	3,301	354,809
Zodiac Aerospace	6,277	170,032
		5,685,524

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	29,906	338,194
Kubota Corp.	33,100	556,036
		894,230

Agricultural Products—0.0% *
Charoen Pokphand Indonesia Tbk PT	289,500	69,076
Felda Global Ventures Holdings Bhd	47,900	19,081

Genting Plantations Bhd	8,500	21,861
Golden Agri-Resources Ltd.	218,900	59,620
IOI Corporation Bhd	127,900	132,588
Kuala Lumpur Kepong Bhd	18,200	105,486
Wilmar International Ltd.	55,800	135,767
		543,479

Air Freight & Logistics—0.1%
Bollore S.A.	31,820	144,480
Deutsche Post AG	32,088	1,201,145
Hyundai Glovis Company Ltd.	540	74,099
Royal Mail PLC	32,755	179,208
Yamato Holdings Company Ltd.	10,800	219,008
		1,817,940

Airlines—0.1%
Air China Ltd., Class H	70,000	72,184
AirAsia Bhd	48,500	36,720
ANA Holdings Inc.	46,000	159,829
China Airlines Ltd.	104,000	31,555
China Southern Airlines Company Ltd., H Shares	52,000	43,964
Deutsche Lufthansa AG	8,754	198,939
easyJet PLC	5,802	102,421
Eva Airways Corp.	78,301	38,739
International Consolidated Airlines Group S.A.	18,877	149,613
Japan Airlines Company Ltd.	4,100	126,766
Korean Air Lines Company Ltd.	1,954	66,092	(a)
Latam Airlines Group S.A.	11,360	126,157
Qantas Airways Ltd.	12,651	55,506
Singapore Airlines Ltd.	20,100	147,737
Turk Hava Yollari AO	23,896	54,609	(a)
		1,410,831

Airport Services—0.1%
Aena S.A.	2,198	428,309	(d)
Aeroports de Paris	1,084	174,697
Airports of Thailand PCL NVDR	161,000	223,940
Auckland International Airport Ltd.	32,639	170,395
Beijing Capital International Airport Company Ltd., Class H	64,000	90,182
Fraport AG Frankfurt Airport Services Worldwide	1,434	126,428
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	120,894
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	158,633
Japan Airport Terminal Company Ltd.	1,400	53,516
Malaysia Airports Holdings Bhd	36,000	71,788
SATS Ltd.	27,200	100,949
Sydney Airport	37,110	201,818
TAV Havalimanlari Holding AS	6,264	33,556
		1,955,105

Alternative Carriers—0.0% *
Iliad S.A.	975	230,302
Inmarsat PLC	16,632	166,244
Intelsat S.A.	516	1,579	(a)
		398,125

Aluminum—0.0% *
Alumina Ltd.	91,959	135,431
Aluminum Corporation of China Ltd., Class H	152,000	77,884	(a)
Hindalco Industries Ltd.	39,321	116,252
Norsk Hydro ASA	48,652	268,797
		598,364

Apparel Retail—0.1%
ABC-Mart Inc.	1,000	58,829
Fast Retailing Company Ltd.	1,800	599,466
Hennes & Mauritz AB, Class B	30,962	770,512
Industria de Diseno Textil S.A.	34,625	1,327,311
Mr Price Group Ltd.	8,676	103,298
Shimamura Company Ltd.	800	97,971
The Foschini Group Ltd.	7,946	83,253
Truworths International Ltd.	16,496	90,018
		3,130,658

Apparel, Accessories & Luxury Goods—0.4%
Adidas AG	5,939	1,136,293

Burberry Group PLC	15,166	327,215
Christian Dior SE	1,807	515,965
Cie Financiere Richemont S.A.	16,504	1,361,474
Gildan Activewear Inc.	6,442	197,670
Hermes International	655	323,216
HUGO BOSS AG	2,221	155,283
Kering	2,377	808,446
Li & Fung Ltd.	228,000	82,947
LPP S.A.	33	63,627
Luxottica Group S.p.A.	5,110	295,199
LVMH Moet Hennessy Louis Vuitton SE	8,888	2,212,952
Pandora A/S	3,780	352,266
Shenzhou International Group Holdings Ltd.	16,000	105,144
The Swatch Group AG	1,054	389,726
The Swatch Group AG	1,876	137,225
		8,464,648

Application Software—0.2%
Constellation Software Inc.	673	351,559
Dassault Systemes SE	3,992	357,371
Gemalto N.V.	2,970	178,010
LINE Corp.	2,000	68,975	(a)
Mobileye N.V.	5,500	345,400	(a)
Nice Ltd.	2,227	178,558
Open Text Corp.	9,624	303,311
SAP SE	31,325	3,267,301
The Sage Group PLC	37,443	334,619
		5,385,104

Asset Management & Custody Banks—0.2%
3i Group PLC	31,087	364,434
Aberdeen Asset Management PLC	35,587	139,602
Brait SE	12,888	59,529	(a)
Brookfield Asset Management Inc., Class A	29,439	1,153,577
China Cinda Asset Management Company Ltd., Class H	422,000	157,308
CI Financial Corp.	7,514	159,919
Coronation Fund Managers Ltd.	10,031	49,908
Hargreaves Lansdown PLC	9,137	154,528
IGM Financial Inc.	2,320	71,849
Janus Henderson Group PLC	1,453	48,109	(a)
Julius Baer Group Ltd.	7,644	402,694	(a)
OM Asset Management PLC	1,047	15,558
Partners Group Holding AG	598	371,233
SBI Holdings Inc.	7,800	105,657
Schroders PLC	4,311	173,817
		3,427,722

Auto Parts & Equipment—0.3%
Aisin Seiki Company Ltd.	6,300	322,401
Bharat Forge Ltd.	4,436	75,087
Bosch Ltd.	136	49,182
Continental AG	3,487	751,473
Delphi Automotive PLC	10,048	880,707
Denso Corp.	15,000	633,054
GKN PLC	59,690	252,762
Hanon Systems	6,000	54,014
Hyundai Mobis Company Ltd.	2,075	453,393
Hyundai Wia Corp.	332	20,254
Koito Manufacturing Company Ltd.	4,000	205,767
Linamar Corp.	2,000	98,437
Magna International Inc.	10,981	507,915
Motherson Sumi Systems Ltd.	6,492	46,402	(a)
NGK Spark Plug Company Ltd.	5,000	106,310
NOK Corp.	4,000	84,514
Stanley Electric Company Ltd.	5,300	159,906
Sumitomo Electric Industries Ltd.	25,600	394,162
Toyoda Gosei Company Ltd.	2,500	59,607
Toyota Industries Corp.	5,600	294,553
Valeo S.A.	8,059	542,218
		5,992,118

Automobile Manufacturers—0.7%
Astra International Tbk PT	702,900	470,710
Bayerische Motoren Werke AG	10,579	980,715
Brilliance China Automotive Holdings Ltd.	122,000	222,232

BYD Company Ltd., Class H	19,500	119,651
Chongqing Changan Automobile Company Ltd., Class B	30,000	39,583
Daimler AG	30,690	2,218,170
Dongfeng Motor Group Company Ltd., Class H	114,000	134,789
Ferrari N.V.	3,488	298,965
Fiat Chrysler Automobiles N.V.	27,307	287,468	(a)
Ford Otomotiv Sanayi AS	2,547	31,062
Geely Automobile Holdings Ltd.	160,000	345,150
Great Wall Motor Company Ltd., Class H	124,500	153,742
Guangzhou Automobile Group Company Ltd., Class H	82,000	143,907
Honda Motor Company Ltd.	53,600	1,461,645
Hyundai Motor Co.	4,756	663,009
Isuzu Motors Ltd.	18,600	229,437
Kia Motors Corp.	8,487	283,357
Mahindra & Mahindra Ltd.	11,419	239,377
Maruti Suzuki India Ltd.	3,287	366,204
Mazda Motor Corp.	19,100	266,543
Mitsubishi Motors Corp.	21,900	144,233
Nissan Motor Company Ltd.	78,400	780,093
Peugeot S.A.	15,358	305,927
Renault S.A.	5,590	505,272
Subaru Corp.	20,500	690,753
Suzuki Motor Corp.	10,500	498,086
Tata Motors Ltd.	33,690	225,660
Tofas Turk Otomobil Fabrikasi AS	4,588	37,641
Toyota Motor Corp.	83,900	4,400,344
UMW Holdings Bhd	21,300	29,623	(a)
Volkswagen AG	1,146	177,435
Yulon Motor Company Ltd.	32,000	28,718
		16,779,501

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	112,722
USS Company Ltd.	7,800	155,014
		267,736

Biotechnology—0.2%
Axovant Sciences Ltd.	492	11,409	(a)
Celltrion Inc.	2,822	283,889	(a)
CSL Ltd.	15,021	1,590,362
Genmab A/S	1,954	416,351	(a)
Grifols S.A.	10,465	291,056
Prothena Corporation PLC	737	39,886	(a)
Shire PLC	28,660	1,577,718
XBiotech Inc.	351	1,650	(a)
		4,212,321

Brewers—0.3%
AMBEV S.A.	136,211	752,742
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	51,566
Anheuser-Busch InBev S.A.	24,318	2,682,338
Asahi Group Holdings Ltd.	13,100	492,940
Carlsberg A/S, Class B	3,680	392,624
China Resources Beer Holdings Company Ltd.	48,000	121,131
Cia Cervecerias Unidas S.A.	3,906	51,313
Heineken Holding N.V.	3,509	321,176
Heineken N.V.	7,709	748,505
Kirin Holdings Company Ltd.	27,700	564,305
Tsingtao Brewery Company Ltd., Class H	14,000	61,962
		6,240,602

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	18,035
BEC World PCL NVDR	35,500	21,946
Central European Media Enterprises Ltd., Class A	1,533	6,132	(a)
Grupo Televisa SAB	84,024	411,073
ITV PLC	120,963	285,025
Media Nusantara Citra Tbk PT	154,000	21,261
ProSiebenSat.1 Media SE	7,909	330,515

RTL Group S.A.	1,073	80,906	(a)
Zee Entertainment Enterprises Ltd.	20,876	158,740
		1,333,633

Building Products—0.2%
Allegion PLC	3,551	288,057
Asahi Glass Company Ltd.	6,000	252,581
Assa Abloy AB, Class B	32,002	702,298
Caesarstone Ltd.	480	16,824	(a)
Cie de Saint-Gobain	15,695	837,406
Daikin Industries Ltd.	7,800	796,244
Geberit AG	1,246	581,853
KCC Corp.	194	74,012
LIXIL Group Corp.	9,300	232,500
TOTO Ltd.	4,500	171,814
		3,953,589

Cable & Satellite—0.2%
Altice N.V., Class A	12,813	295,200	(a)
Altice N.V., Class B	4,348	100,199	(a)
Cyfrowy Polsat S.A.	6,693	44,526	(a)
Eutelsat Communications S.A.	5,802	147,967
Naspers Ltd., Class N	13,689	2,658,920
SES S.A.	12,704	297,398
Shaw Communications Inc., Class B	15,097	328,863
Sky PLC	35,034	452,343
Telenet Group Holding N.V.	2,021	127,124	(a)
		4,452,540

Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	18,966	328,200
Crown Resorts Ltd.	12,361	116,433
Galaxy Entertainment Group Ltd.	72,000	437,177
Genting Bhd	88,600	194,222
Genting Malaysia Bhd	109,600	140,426
Genting Singapore PLC	165,000	130,025
Kangwon Land Inc.	4,050	123,360
Melco Resorts & Entertainment Ltd. ADR	7,165	160,854
MGM China Holdings Ltd.	39,200	87,173
OPAP S.A.	10,054	113,524
Paddy Power Betfair PLC	2,759	294,129
Sands China Ltd.	74,400	340,718
SJM Holdings Ltd.	82,000	86,449
Tabcorp Holdings Ltd.	30,325	101,650
Tatts Group Ltd.	55,779	178,843
Wynn Macau Ltd.	66,400	155,146
		2,988,329

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	63,840
Banpu PCL NVDR	38,000	18,569
Cameco Corp.	14,809	134,669
China Coal Energy Company Ltd., Class H	86,000	41,643
China Shenhua Energy Company Ltd.	96,500	214,844
Coal India Ltd.	18,723	70,822
Exxaro Resources Ltd.	4,703	33,381
United Tractors Tbk PT	63,000	129,758
Uranium Energy Corp.	3,122	4,964	(a)
Yanzhou Coal Mining Company Ltd., Class H	102,000	91,463
		803,953

Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	19,000	211,036
Toppan Printing Company Ltd.	16,000	175,436
		386,472

Commodity Chemicals—0.2%
Asahi Kasei Corp.	43,000	462,109
Formosa Chemicals & Fibre Corp.	97,540	306,215
Formosa Plastics Corp.	115,960	353,369
Hanwha Chemical Corp.	3,760	99,246
Hyosung Corp.	768	112,433
Indorama Ventures PCL NVDR	55,500	62,084
Kaneka Corp.	8,000	60,947
Kumho Petrochemical Company Ltd.	572	36,745
Kuraray Company Ltd.	10,600	192,264
LG Chem Ltd.	1,269	322,754
Lotte Chemical Corp.	473	142,212

Methanex Corp.	3,627	159,887
Mexichem SAB de C.V.	42,640	114,517
Mitsui Chemicals Inc.	34,000	180,046
Nan Ya Plastics Corp.	128,850	319,795
Orica Ltd.	11,069	175,583
Petronas Chemicals Group Bhd	69,900	115,614
PTT Global Chemical PCL NVDR	62,900	126,837
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	69,074
Synthos S.A.	17,899	23,410
Teijin Ltd.	7,000	134,630
Toray Industries Inc.	50,000	418,432
Tosoh Corp.	19,000	194,633
		4,182,836

Communications Equipment—0.1%
ARRIS International PLC	1,518	42,535	(a)
Nokia Oyj	193,182	1,179,887
Telefonaktiebolaget LM Ericsson, Class B	90,438	646,020
ZTE Corp., Class H	29,280	69,914	(a)
		1,938,356

Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	29,880	110,072
GOME Electrical Appliances Holding Ltd.	456,000	56,077
Hikari Tsushin Inc.	900	94,678
Yamada Denki Company Ltd.	25,500	126,638
		387,465

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	6,780	261,566
Boskalis Westminster	3,596	116,624
Bouygues S.A.	6,436	271,014
Chicago Bridge & Iron Company N.V.	1,909	37,665
China Communications Construction Company Ltd., Class H	166,000	213,921
China Railway Construction Corporation Ltd., Class H	73,500	95,848
China Railway Group Ltd., Class H	149,000	117,384
China State Construction International Holdings Ltd.	66,000	112,953
CIMIC Group Ltd.	4,164	124,055
Daelim Industrial Company Ltd.	460	35,782
Daewoo Engineering & Construction Company Ltd.	5,220	34,583	(a)
Eiffage S.A.	2,147	194,823
Ferrovial S.A.	17,005	376,943
Gamuda Bhd	63,600	81,488
GS Engineering & Construction Corp.	2,019	53,733	(a)
HOCHTIEF AG	738	135,013
Hyundai Development Co-Engineering & Construction	2,420	99,304
Hyundai Engineering & Construction Company Ltd.	1,499	60,332
IJM Corporation Bhd	83,000	66,900
JGC Corp.	8,000	129,726
Kajima Corp.	27,000	227,803
Larsen & Toubro Ltd.	9,595	250,394
Obayashi Corp.	21,000	246,894
Shimizu Corp.	20,000	211,997
Skanska AB, Class B	12,464	295,398
SNC-Lavalin Group Inc.	4,467	192,858
Taisei Corp.	35,000	319,598
Vinci S.A.	15,771	1,344,214
		5,708,813

Construction Machinery & Heavy Trucks—0.1%
Alstom S.A.	5,826	203,399	(a)
CRRC Corporation Ltd., Class H	164,950	148,332
Eicher Motors Ltd.	358	149,597	(a)
Hino Motors Ltd.	10,000	110,983
Hitachi Construction Machinery Company Ltd.	4,100	102,427
Hyundai Heavy Industries Company Ltd.	1,154	178,019	(a)
Komatsu Ltd.	29,000	736,744

MAN SE	1,321	141,431
Samsung Heavy Industries Company Ltd.	5,036	54,799	(a)
Volvo AB, Class B	50,731	863,706
Weichai Power Company Ltd., Class H	72,000	63,086
Yangzijiang Shipbuilding Holdings Ltd.	42,700	36,905
		2,789,428

Construction Materials—0.2%
ACC Ltd.	1,972	47,894
Ambuja Cements Ltd.	22,724	86,484
Anhui Conch Cement Company Ltd., Class H	52,000	180,850
Asia Cement Corp.	78,030	66,949
Boral Ltd.	34,115	181,867
Cementos Argos S.A.	13,625	52,804
Cemex SAB de C.V.	495,112	467,217	(a)
China National Building Material Company Ltd., Class H	126,000	74,892
CRH PLC	27,590	974,714
Fletcher Building Ltd.	25,315	148,100
Grasim Industries Ltd.	8,290	159,548
Grupo Argos S.A.	11,233	76,258
HeidelbergCement AG	4,568	441,029
Imerys S.A.	1,254	108,913
Indocement Tunggal Prakarsa Tbk PT	55,500	76,832
James Hardie Industries PLC	13,492	212,155
LafargeHolcim Ltd.	15,116	866,568	(a)
Semen Indonesia Persero Tbk PT	110,500	82,911
Taiheiyo Cement Corp.	34,000	123,763
Taiwan Cement Corp.	134,000	155,056
The Siam Cement PCL	7,500	110,833
The Siam Cement PCL NVDR	2,600	38,575
Titan Cement Company S.A.	1,510	42,660
UltraTech Cement Ltd.	1,319	80,706
		4,857,578

Consumer Electronics—0.2%
Casio Computer Company Ltd.	8,300	127,573
Garmin Ltd.	4,307	219,786
LG Electronics Inc.	2,888	202,436
Nikon Corp.	10,100	161,442
Panasonic Corp.	73,500	996,921
Sharp Corp.	53,000	196,698	(a)
Sony Corp.	40,400	1,541,068
		3,445,924

Consumer Finance—0.0% *
Acom Company Ltd.	16,000	73,051	(a)
AEON Financial Service Company Ltd.	2,900	61,376
Credit Saison Company Ltd.	6,100	119,112
Gentera SAB de C.V.	41,300	62,156
Mahindra & Mahindra Financial Services Ltd.	10,172	54,607
Provident Financial PLC	5,000	158,017
Samsung Card Company Ltd.	1,450	49,489
Shriram Transport Finance Company Ltd.	4,730	73,185
		650,993

Copper—0.0% *
Antofagasta PLC	12,579	130,634
First Quantum Minerals Ltd.	21,644	182,825
Jiangxi Copper Company Ltd., Class H	61,000	100,176
KGHM Polska Miedz S.A.	5,917	176,554
		590,189

Data Processing & Outsourced Services—0.1%
Amadeus IT Group S.A.	14,632	873,644
Cielo S.A.	43,504	323,006
Computershare Ltd.	12,912	140,045
EVERTEC Inc.	1,278	22,109
Travelport Worldwide Ltd.	2,170	29,859
Worldpay Group PLC	54,354	222,259	(d)
		1,610,922

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	54,633
Hyundai Department Store Company Ltd.	375	36,217
Isetan Mitsukoshi Holdings Ltd.	9,800	98,209

J Front Retailing Company Ltd.	9,000	138,092
Lojas Renner S.A.	18,194	150,351
Lotte Shopping Company Ltd.	446	118,307
Marks & Spencer Group PLC	53,208	230,359
Marui Group Company Ltd.	8,400	123,802
Matahari Department Store Tbk PT	50,000	53,179
Next PLC	4,898	245,328
SACI Falabella	17,913	146,996
Shinsegae Inc.	309	61,981
Takashimaya Company Ltd.	10,000	95,141
Woolworths Holdings Ltd.	35,874	168,795

		1,721,390

Distillers & Vintners—0.2%
Diageo PLC	80,275	2,365,437
Pernod Ricard S.A.	6,647	888,900
Remy Cointreau S.A.	964	112,423
Treasury Wine Estates Ltd.	23,696	239,196
United Spirits Ltd.	3,069	114,242	(a)

		3,720,198

Distributors—0.0% *
Imperial Holdings Ltd.	6,577	80,816
Jardine Cycle & Carriage Ltd.	2,744	88,388

		169,204

Diversified Banks—3.8%
ABN AMRO Group N.V.	9,910	262,339	(d)
Abu Dhabi Commercial Bank PJSC	90,716	173,136
Agricultural Bank of China Ltd., Class H	654,000	309,137
Akbank TAS	81,386	226,422
Alior Bank S.A.	1,742	29,008	(a)
Alliance Financial Group Bhd	47,100	42,243
Alpha Bank AE	47,969	118,176	(a)
AMMB Holdings Bhd	71,600	81,397
Aozora Bank Ltd.	41,000	156,177
Australia & New Zealand Banking Group Ltd.	95,962	2,114,012
Axis Bank Ltd.	54,881	440,661
Banco Bilbao Vizcaya Argentaria S.A.	212,782	1,763,132
Banco Bradesco S.A.	13,512	112,558
Banco de Chile	409,956	53,656
Banco de Credito e Inversiones	1,111	62,091
Banco de Sabadell S.A.	183,471	372,270
Banco do Brasil S.A.	29,600	239,427
Banco Latinoamericano de Comercio Exterior S.A., Class E	607	16,620
Banco Santander Brasil S.A.	15,321	115,604
Banco Santander Chile	2,798,504	177,957
Banco Santander S.A.	465,758	3,076,828
Bangkok Bank PCL	12,800	74,230
Bangkok Bank PCL NVDR	1,300	7,080
Bank Central Asia Tbk PT	308,500	420,129
Bank Danamon Indonesia Tbk PT	138,000	53,067
Bank Handlowy w Warszawie S.A.	1,235	22,906
Bank Hapoalim BM	32,415	218,658
Bank Leumi Le-Israel BM	47,822	232,553
Bank Mandiri Persero Tbk PT	301,400	288,340
Bank Millennium S.A.	17,468	35,093	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	145,841
Bank of China Ltd., Class H	2,470,000	1,211,831
Bank of Communications Company Ltd., Class H	277,000	195,514
Bank of Ireland	966,618	253,570	(a)
Bank of Montreal	21,198	1,554,226
Bank of the Philippine Islands	28,542	58,826
Bank Pekao S.A.	5,497	184,997
Bank Rakyat Indonesia Persero Tbk PT	367,100	420,054
Bank Zachodni WBK S.A.	987	91,106
Bankia S.A.	29,006	140,006
Bankinter S.A.	24,114	221,813
Barclays Africa Group Ltd.	16,356	179,445
Barclays PLC	536,215	1,412,186
BDO Unibank Inc.	67,230	165,210
BNP Paribas S.A.	34,733	2,498,104
BOC Hong Kong Holdings Ltd.	124,500	595,671
CaixaBank S.A.	121,024	576,982
Canadian Imperial Bank of Commerce	1	95
Canadian Imperial Bank of Commerce	13,148	1,066,965

Chang Hwa Commercial Bank Ltd.	134,100	76,925
China CITIC Bank Corporation Ltd., Class H	336,000	205,738
China Construction Bank Corp., Class H	2,587,000	2,004,925
China Development Financial Holding Corp.	406,000	117,849
China Merchants Bank Company Ltd., Class H	131,231	395,889
China Minsheng Banking Corporation Ltd., Class H	172,200	171,837
CIMB Group Holdings Bhd	128,464	196,916
Commercial International Bank Egypt SAE	34,995	154,349
Commerzbank AG	36,239	431,097	(a)
Commonwealth Bank of Australia	56,322	3,577,540
Credicorp Ltd.	1,351	242,356
Credit Agricole S.A.	35,241	566,134
CTBC Financial Holding Company Ltd.	600,661	393,925
Danske Bank A/S	22,922	880,479
DBS Group Holdings Ltd.	60,273	907,914
DNB ASA	32,904	557,785
Doha Bank QSC	5,128	42,729
Dubai Islamic Bank PJSC	56,399	87,525
E.Sun Financial Holding Company Ltd.	239,397	147,164
Erste Group Bank AG	10,336	395,217	(a)
Eurobank Ergasias S.A.	2,173	2,429	(a)
First Abu Dhabi Bank PJSC	57,906	165,538
First Financial Holding Company Ltd.	292,320	195,553
Grupo Financiero Banorte SAB de C.V., Class O	84,000	534,405
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	162,039
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	133,691
Hana Financial Group Inc.	9,676	382,676
Hang Seng Bank Ltd.	23,800	497,863
Hong Leong Bank Bhd	22,500	82,082
Hong Leong Financial Group Bhd	8,200	32,092
HSBC Holdings PLC	625,913	5,786,329
Hua Nan Financial Holdings Company Ltd.	246,391	142,959
ICICI Bank Ltd.	51,904	232,868
Industrial & Commercial Bank of China Ltd., Class H	2,352,000	1,587,795
Industrial Bank of Korea	6,426	80,034
ING Groep N.V.	123,583	2,128,384
Intesa Sanpaolo S.p.A.	400,363	1,267,616
Intesa Sanpaolo S.p.A.	18,145	53,725
Itau CorpBanca	5,524,790	49,170
Itausa—Investimentos Itau S.A.	90	234
Japan Post Bank Company Ltd.	14,500	185,573
Kasikornbank PCL	38,000	223,167
Kasikornbank PCL NVDR	25,000	146,085
KB Financial Group Inc.	13,042	657,714
KBC Group N.V.	8,427	638,294
Komercni Banka AS	2,365	94,613
Krung Thai Bank PCL NVDR	138,400	76,595
Lloyds Banking Group PLC	2,290,503	1,968,126
Malayan Banking Bhd	70,737	158,689
Masraf Al Rayan QSC	10,608	114,473
mBank S.A.	587	73,147	(a)
Mega Financial Holding Company Ltd.	315,192	262,142
Metropolitan Bank & Trust Co.	17,411	30,191
Mitsubishi UFJ Financial Group Inc.	386,300	2,595,045
Mizrahi Tefahot Bank Ltd.	4,951	90,090
Mizuho Financial Group Inc.	793,900	1,451,291
National Australia Bank Ltd.	87,152	1,978,090
National Bank of Canada	10,963	460,316
National Bank of Greece S.A.	1,560	592	(a)
Natixis S.A.	27,108	181,705
Nedbank Group Ltd.	9,395	149,711
Nordea Bank AB	100,378	1,275,767
OTP Bank PLC	8,571	286,217
Oversea-Chinese Banking Corporation Ltd.	98,775	774,073

Piraeus Bank S.A.	840	206	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	331,525	(a)
Public Bank Bhd	81,840	387,404
Qatar Islamic Bank SAQ	3,300	83,393
Qatar National Bank QPSC	8,298	287,905
Raiffeisen Bank International AG	5,172	130,366	(a)
RHB Bank Bhd	34,822	41,047
Royal Bank of Canada	47,413	3,437,598
Royal Bank of Scotland Group PLC	116,212	373,157	(a)
Sberbank of Russia PJSC ADR	88,322	914,133
Shinhan Financial Group Company Ltd.	13,047	562,179
SinoPac Financial Holdings Company Ltd.	324,436	99,187
Skandinaviska Enskilda Banken AB, Class A	46,511	561,912
Societe Generale S.A.	24,235	1,302,178
Standard Bank Group Ltd.	39,937	439,040
Standard Chartered PLC	108,801	1,098,393	(a)
State Bank of India	58,990	249,649
Sumitomo Mitsui Financial Group Inc.	42,900	1,671,939
Sumitomo Mitsui Trust Holdings Inc.	10,500	375,574
Svenska Handelsbanken AB, Class A	50,030	715,346
Swedbank AB, Class A	28,962	704,946
Taishin Financial Holding Company Ltd.	269,038	122,491
Taiwan Business Bank	163,289	45,626
Taiwan Cooperative Financial Holding Company Ltd.	281,262	149,322
The Bank of East Asia Ltd.	40,367	173,486
The Bank of Nova Scotia	39,559	2,376,221
The Bank of NT Butterfield & Son Ltd.	1,019	34,748
The Commercial Bank QSC	4,833	40,073	(a)
The Siam Commercial Bank PCL NVDR	60,100	275,112
The Toronto-Dominion Bank	60,815	3,060,183
TMB Bank PCL NVDR	250,000	16,927
Turkiye Garanti Bankasi AS	68,113	189,302
Turkiye Halk Bankasi AS	25,730	96,052
Turkiye Is Bankasi, Class C	27,410	57,971
Turkiye Vakiflar Bankasi Tao, Class D	28,976	53,221
UniCredit S.p.A.	62,649	1,168,278	(a)
United Overseas Bank Ltd.	44,821	752,632
VTB Bank PJSC GDR	85,999	180,856
Westpac Banking Corp.	109,519	2,563,040
Woori Bank	10,759	173,494
Yapi ve Kredi Bankasi AS	34,531	44,015	(a)
Yes Bank Ltd.	9,342	211,865
		86,762,822

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	78,397
Credit Suisse Group AG	73,164	1,058,897	(a)
Deutsche Bank AG	65,227	1,154,977
Investec Ltd.	5,853	43,107
Investec PLC	23,800	177,298
Macquarie Group Ltd.	10,234	694,724
Mirae Asset Daewoo Company Ltd.	10,004	96,617
UBS Group AG	116,437	1,974,559	(a)
		5,278,576

Diversified Chemicals—0.2%
Arkema S.A.	2,022	215,468
BASF SE	29,318	2,711,540
Daicel Corp.	11,000	136,766
Incitec Pivot Ltd.	61,205	160,090
Lanxess AG	2,671	201,946
Mitsubishi Chemical Holdings Corp.	46,500	384,920
Mitsubishi Gas Chemical Company Inc.	7,000	147,962
Nissan Chemical Industries Ltd.	3,600	118,868
OCI Company Ltd.	643	50,410
Sasol Ltd.	18,970	530,624
Solvay S.A.	2,562	343,346
Sumitomo Chemical Company Ltd.	50,000	287,469
		5,289,409

Diversified Metals & Mining—0.4%
Anglo American PLC	40,483	538,474	(a)
BHP Billiton Ltd.	105,428	1,882,620
BHP Billiton PLC	69,857	1,067,111

Boliden AB	8,207	223,698
Ferroglobe PLC	1,316	—	(**)
Glencore PLC	386,882	1,443,295	(a)
Grupo Mexico SAB de C.V., Class B	98,250	276,786
Korea Zinc Company Ltd.	341	135,905
Mitsubishi Materials Corp.	2,800	84,728
MMC Norilsk Nickel PJSC ADR	20,445	280,710
Rio Tinto Ltd.	14,194	688,853
Rio Tinto PLC	39,338	1,656,599
South32 Ltd.	161,414	331,818
Sumitomo Metal Mining Company Ltd.	17,000	227,025
Teck Resources Ltd., Class B	18,681	323,361
Turquoise Hill Resources Ltd.	29,112	77,336	(a)
Vedanta Ltd.	42,022	161,684
		9,400,003

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	74,352
Ayala Land Inc.	254,600	200,562
Barwa Real Estate Co.	6,158	54,339
CapitaLand Ltd.	75,000	190,653
City Developments Ltd.	11,100	86,504
Daito Trust Construction Company Ltd.	2,200	342,551
Daiwa House Industry Company Ltd.	17,700	604,598
Ezdan Holding Group QSC	23,752	81,695
Hang Lung Properties Ltd.	80,000	199,835
Henderson Land Development Company Ltd.	38,849	216,728
Kerry Properties Ltd.	29,500	100,142
LendLease Group	16,540	211,239
Mitsubishi Estate Company Ltd.	42,000	782,547
Mitsui Fudosan Company Ltd.	28,000	667,978
New World Development Company Ltd.	168,341	213,703
Nomura Real Estate Holdings Inc.	5,000	98,078
Sumitomo Realty & Development Company Ltd.	12,000	370,060
Sun Hung Kai Properties Ltd.	46,000	675,877
Swire Pacific Ltd., Class A	16,000	156,281
The Wharf Holdings Ltd.	42,000	348,097
Tokyo Tatemono Company Ltd.	8,500	111,356
Tokyu Fudosan Holdings Corp.	18,000	106,372
UOL Group Ltd.	18,416	102,188
Wheelock & Company Ltd.	24,000	181,081
		6,176,816

Diversified REITs—0.1%
Daiwa House REIT Investment Corp.	54	128,272
Fibra Uno Administracion S.A. de C.V.	80,100	151,971
Fonciere Des Regions	1,038	96,156
Gecina S.A.	1,411	221,039
Growthpoint Properties Ltd.	60,504	113,042
H&R Real Estate Investment Trust	5,097	86,422
ICADE	1,137	95,315
Land Securities Group PLC	27,102	356,618
Mirvac Group	110,757	180,957
Nomura Real Estate Master Fund Inc.	120	164,151
Redefine Properties Ltd.	110,314	88,571
Stockland	75,323	253,061
Suntec Real Estate Investment Trust	65,800	89,368
The GPT Group	54,229	199,246
United Urban Investment Corp.	89	127,131
		2,351,320

Diversified Support Services—0.0% *
Babcock International Group PLC	6,848	78,322
Brambles Ltd.	54,220	404,666
Edenred	7,490	195,030
ISS A/S	5,901	231,467
KEPCO Plant Service & Engineering Company Ltd.	1,248	48,157
		957,642

Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	156,588
Sundrug Company Ltd.	3,000	111,873
The Jean Coutu Group PJC Inc., Class A	3,800	58,227
Tsuruha Holdings Inc.	1,400	148,647
		475,335

Education Services—0.0% *
Benesse Holdings Inc.	3,000	113,208
Kroton Educacional S.A.	39,716	178,247
New Oriental Education & Technology Group Inc. ADR	4,500	317,205	(a)
TAL Education Group ADR	1,400	171,234
		779,894

Electric Utilities—0.4%
AusNet Services	64,560	85,919
CEZ AS	6,598	114,688
Chubu Electric Power Company Inc.	19,000	252,381
CK Infrastructure Holdings Ltd.	22,000	184,873
CLP Holdings Ltd.	49,500	523,759
Contact Energy Ltd.	28,572	108,995
CPFL Energia S.A.	9,731	77,860
DONG Energy A/S	5,260	237,147	(d)
EDP—Energias de Portugal S.A.	80,877	264,095
EDP—Energias do Brasil S.A.	9,400	40,258
Electricite de France S.A.	11,068	119,697
Emera Inc.	2,100	77,956
Endesa S.A.	11,130	256,044
Enel Americas S.A.	730,486	138,454
Enel Chile S.A.	730,486	80,134
Enel S.p.A.	251,900	1,348,608
Fortis Inc.	13,547	475,454
Fortum Oyj	15,622	244,637
HK Electric Investments & HK Electric Investments Ltd.	106,500	98,226	(d)
Hydro One Ltd.	6,800	121,632	(d)
Iberdrola S.A.	182,369	1,442,071
Interconexion Electrica S.A. ESP	12,838	56,057
Korea Electric Power Corp.	8,344	297,544
Kyushu Electric Power Company Inc.	12,500	151,744
Mercury NZ Ltd.	31,019	75,404
PGE Polska Grupa Energetyczna S.A.	27,532	89,910
Power Assets Holdings Ltd.	43,000	379,795
Red Electrica Corp. S.A.	15,040	313,830
RusHydro PJSC ADR	52,229	66,853
SSE PLC	32,351	610,584
Tauron Polska Energia S.A.	37,527	36,229	(a)
Tenaga Nasional Bhd	88,500	291,519
Terna Rete Elettrica Nazionale S.p.A.	43,285	233,317
The Chugoku Electric Power Company Inc.	7,600	83,806
The Kansai Electric Power Company Inc.	21,400	294,640
The Tata Power Company Ltd.	40,698	50,686
Tohoku Electric Power Company Inc.	13,200	182,681
Tokyo Electric Power Company Holdings Inc.	42,100	173,481	(a)
		9,680,968

Electrical Components & Equipment—0.2%
ABB Ltd.	61,999	1,533,062
Fuji Electric Company Ltd.	21,000	110,644
Legrand S.A.	8,195	572,492
Mabuchi Motor Company Ltd.	1,800	89,551
Nidec Corp.	8,000	819,509
OSRAM Licht AG	2,597	206,600
Prysmian S.p.A.	5,426	159,357
Schneider Electric SE	17,801	1,365,778	(a)
Teco Electric and Machinery Company Ltd.	64,000	61,539
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	83,405
		5,001,937

Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	167,248
AU Optronics Corp.	313,000	143,021
Delta Electronics Inc.	62,000	339,349
Hamamatsu Photonics KK	5,200	159,665
Hirose Electric Company Ltd.	1,200	171,093
Innolux Corp.	289,212	151,166
Kyocera Corp.	10,800	625,354
Largan Precision Company Ltd.	3,000	478,304
LG Display Company Ltd.	7,752	251,365

LG Innotek Company Ltd.	512	73,836
Murata Manufacturing Company Ltd.	6,100	926,727
Nippon Electric Glass Company Ltd.	2,800	101,798
Omron Corp.	6,300	273,340
Samsung Electro-Mechanics Company Ltd.	1,559	138,984
Samsung SDI Company Ltd.	1,803	270,257
Sunny Optical Technology Group Company Ltd.	21,000	188,306
TDK Corp.	4,100	269,660
Yaskawa Electric Corp.	8,000	169,526
Zhen Ding Technology Holding Ltd.	7,350	17,421
		4,916,420

Electronic Equipment & Instruments—0.2%
Hexagon AB, Class B	8,413	399,477
Hitachi High-Technologies Corp.	2,400	93,129
Hitachi Ltd.	160,000	981,702
Ingenico Group S.A.	1,840	166,819
Keyence Corp.	3,200	1,405,198
Shimadzu Corp.	9,000	171,253
Yokogawa Electric Corp.	9,000	144,259
		3,361,837

Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	24,000	300,059
Fabrinet	697	29,734	(a)
Hon Hai Precision Industry Company Ltd.	479,844	1,845,554
TE Connectivity Ltd.	13,373	1,052,188
		3,227,535

Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	109,796
Park24 Company Ltd.	3,100	78,797
		188,593

Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	4,351	393,758
Grupa Azoty S.A.	816	13,929
Israel Chemicals Ltd.	18,673	88,129
K+S AG	6,950	177,719
Potash Corporation of Saskatchewan Inc.	26,038	424,042
Taiwan Fertilizer Company Ltd.	28,000	37,232
UPL Ltd.	8,010	104,466
Yara International ASA	6,259	234,321
		1,473,596

Financial Exchanges & Data—0.2%
ASX Ltd.	6,529	268,483
BM&FBovespa S.A.	67,520	402,481
Deutsche Boerse AG	6,482	683,265
Hong Kong Exchanges & Clearing Ltd.	35,889	927,746
Japan Exchange Group Inc.	15,900	287,972
London Stock Exchange Group PLC	10,738	508,548
Singapore Exchange Ltd.	23,000	122,613
Thomson Reuters Corp.	9,093	420,377
		3,621,485

Food Distributors—0.0% *
Bid Corporation Ltd.	11,502	262,670
The SPAR Group Ltd.	6,247	73,476
		336,146

Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	13,852	663,002
BIM Birlesik Magazalar AS	7,874	145,854
Casino Guichard Perrachon S.A.	2,125	125,691
Colruyt S.A.	2,565	134,939
CP ALL PCL NVDR	164,800	304,422
Empire Company Ltd., Class A	3,981	67,806
Eurocash S.A.	2,510	20,983
FamilyMart UNY Holdings Company Ltd.	3,000	171,680
George Weston Ltd.	1,978	178,792
ICA Gruppen AB	2,095	77,893
J Sainsbury PLC	48,231	157,689
Jeronimo Martins SGPS S.A.	7,467	145,547
Koninklijke Ahold Delhaize N.V.	42,520	811,826
Lawson Inc.	1,900	132,912
Loblaw Companies Ltd.	7,600	422,164

Magnit PJSC GDR	9,333	317,322
Metro Inc.	8,754	287,688
Pick n Pay Stores Ltd.	9,438	42,506
President Chain Store Corp.	21,000	188,807
Seven & I Holdings Company Ltd.	25,000	1,029,726
Shoprite Holdings Ltd.	16,646	253,301
Tesco PLC	260,897	572,050	(a)
WM Morrison Supermarkets PLC	66,803	209,298
Woolworths Ltd.	43,323	848,717
		7,310,615

Footwear—0.0% *
ANTA Sports Products Ltd.	34,000	112,369
Asics Corp.	6,600	122,296
Belle International Holdings Ltd.	203,000	160,185
Feng TAY Enterprise Company Ltd.	12,320	54,472
Pou Chen Corp.	80,000	110,717
Yue Yuen Industrial Holdings Ltd.	31,000	128,663
		688,702

Forest Products—0.0% *
Duratex S.A.	11,374	28,047
West Fraser Timber Company Ltd.	3,058	144,529
		172,576

Gas Utilities—0.1%
APA Group	33,674	236,858
China Gas Holdings Ltd.	58,000	117,093
China Resources Gas Group Ltd.	34,000	116,071
ENN Energy Holdings Ltd.	32,000	193,071
GAIL India Ltd.	18,748	104,997
Gas Natural SDG S.A.	12,244	286,141
Hong Kong & China Gas Company Ltd.	265,856	499,941
Korea Gas Corp.	1,143	53,147	(a)
Osaka Gas Company Ltd.	57,000	233,103
Perusahaan Gas Negara Persero Tbk	436,000	73,607
Petronas Gas Bhd	24,000	103,656
Toho Gas Company Ltd.	15,000	109,203
Tokyo Gas Company Ltd.	67,000	348,417
		2,475,305

General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	2,422	275,191
Dollarama Inc.	3,431	327,354
Don Quijote Holdings Company Ltd.	4,000	151,655
Harvey Norman Holdings Ltd.	20,526	60,144
Lojas Americanas S.A.	5,952	21,827
Ryohin Keikaku Company Ltd.	700	174,875
		1,011,046

Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	334,750
AngloGold Ashanti Ltd.	14,863	145,199
Barrick Gold Corp.	38,839	616,962
Cia de Minas Buenaventura S.A. ADR	8,589	98,774
Franco-Nevada Corp.	6,022	433,879
Gold Fields Ltd.	31,089	106,608
Goldcorp Inc.	27,809	358,025
Kinross Gold Corp.	42,336	171,795	(a)
Klondex Mines Ltd.	3,331	11,225	(a)
Newcrest Mining Ltd.	23,333	360,815
Randgold Resources Ltd.	3,180	281,091
Yamana Gold Inc.	28,763	69,322
Zijin Mining Group Company Ltd., Class H	230,000	76,014
		3,064,459

Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	123,432
Medipal Holdings Corp.	5,400	99,868
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	67,608
Sinopharm Group Company Ltd., Class H	41,600	188,111
Suzuken Company Ltd.	2,800	92,951
		571,970

Healthcare Equipment—0.3%
Cochlear Ltd.	1,696	202,228
CYBERDYNE Inc.	4,800	63,866	(a)
Getinge AB, Class B	7,959	155,603
LivaNova PLC	1,257	76,941	(a)

Medtronic PLC	51,063	$4,531,841
Novocure Ltd.	1,017	17,594	(a)
Olympus Corp.	8,700	317,462
Oxford Immunotec Global PLC	448	7,535	(a)
Smith & Nephew PLC	27,495	473,219
Sonova Holding AG	1,835	298,344
STERIS PLC	681	55,501
Straumann Holding AG	307	174,874
Sysmex Corp.	5,200	310,538
Terumo Corp.	10,300	405,638
William Demant Holding A/S	4,763	123,116	(a)
Wright Medical Group N.V.	1,980	54,430	(a)
		7,268,730

Healthcare Facilities—0.1%
Apollo Hospitals Enterprise Ltd.	2,610	51,407	(a)
Bangkok Dusit Medical Services PCL NVDR	109,000	61,607
Bumrungrad Hospital PCL NVDR	13,000	65,631
Healthscope Ltd.	67,396	114,248
IHH Healthcare Bhd	95,100	127,386
Life Healthcare Group Holdings Ltd.	52,118	102,028
Mediclinic International PLC	10,371	99,891
Netcare Ltd.	33,031	64,865
Ramsay Health Care Ltd.	4,955	279,734
Ryman Healthcare Ltd.	15,299	92,864
		1,059,661

Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,211	692,256
Fresenius SE & Company KGaA	13,149	1,125,682
Miraca Holdings Inc.	2,100	94,384
Sonic Healthcare Ltd.	11,843	220,019
		2,132,341

Healthcare Supplies—0.1%
Coloplast A/S, Class B	4,094	341,648
ConvaTec Group PLC	37,709	156,351	(a,d)
Essilor International S.A.	6,887	875,043
Hoya Corp.	13,100	680,067
Quotient Ltd.	506	3,724	(a)
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	47,115
		2,103,948

Healthcare Technology—0.0% *
Alibaba Health Information Technology Ltd.	44,000	20,968	(a)
M3 Inc.	7,100	195,572
		216,540

Heavy Electrical Equipment—0.1%
Bharat Heavy Electricals Ltd.	22,240	46,553
Doosan Heavy Industries & Construction Company Ltd.	2,060	37,720
Gamesa Corporation Tecnologica S.A.	7,678	163,715
Mitsubishi Electric Corp.	64,100	921,623
Shanghai Electric Group Company Ltd., Class H	108,000	51,880	(a)
Vestas Wind Systems A/S	7,433	685,284
		1,906,775

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	22,069	408,270
Atlantia S.p.A.	13,697	384,929
CCR S.A.	36,100	184,136
Groupe Eurotunnel SE	16,536	176,116
Jasa Marga Persero Tbk PT	86,987	34,919
Jiangsu Expressway Company Ltd., Class H	44,000	62,113
OHL Mexico SAB de C.V.	24,300	35,148
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	93,429
Transurban Group	63,583	577,940
Zhejiang Expressway Company Ltd., Class H	52,000	67,944
		2,024,944

Home Building—0.1%
Barratt Developments PLC	32,674	239,160
Berkeley Group Holdings PLC	4,759	199,484

Iida Group Holdings Company Ltd.	5,300	88,255
Persimmon PLC	9,736	283,536
Sekisui Chemical Company Ltd.	12,300	220,143
Sekisui House Ltd.	20,700	364,682
Taylor Wimpey PLC	108,071	247,347
		1,642,607

Home Entertainment Software—0.1%
Kingsoft Corporation Ltd.	27,000	70,384
Konami Holdings Corp.	2,600	144,393
NCSoft Corp.	441	146,274
Nexon Company Ltd.	4,000	79,032	(a)
Nintendo Company Ltd.	3,600	1,207,262
		1,647,345

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	348,024

Home Furnishings—0.0% *
Hanssem Company Ltd.	497	79,926
Steinhoff International Holdings N.V.	81,878	418,998
		498,924

Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	30,340
Kingfisher PLC	77,333	302,058
		332,398

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,172	288,935
Belmond Ltd., Class A	1,687	22,437	(a)
Carnival PLC	6,284	414,660
Flight Centre Travel Group Ltd.	2,032	59,696
InterContinental Hotels Group PLC	6,207	344,030
Minor International PCL NVDR	48,840	57,869
Shangri-La Asia Ltd.	34,000	57,665
TUI AG	15,015	218,247
		1,463,539

Household Appliances—0.1%
Arcelik AS	8,562	63,342
Coway Company Ltd.	1,774	161,252
Electrolux AB, Class B	6,513	213,199
Haier Electronics Group Company Ltd.	31,000	80,613	(a)
Husqvarna AB, Class B	15,105	149,894
Rinnai Corp.	1,200	111,819
SEB S.A.	867	155,498
Techtronic Industries Company Ltd.	44,000	202,345
		1,137,962

Household Products—0.2%
Essity AB, Class B	19,853	542,544	(a)
Henkel AG & Company KGaA	3,382	408,492
Hindustan Unilever Ltd.	22,472	375,475
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	123,720
Lion Corp.	7,000	144,909
Reckitt Benckiser Group PLC	20,696	2,092,577
Unicharm Corp.	13,900	349,108
Unilever Indonesia Tbk PT	56,500	206,881
		4,243,706

Human Resource & Employment Services—0.1%
Adecco Group AG	5,309	404,142
Capita PLC	22,774	204,561
Randstad Holding N.V.	4,169	243,073
Recruit Holdings Company Ltd.	34,500	592,911
Seek Ltd.	13,036	169,088
		1,613,775

Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	19,500	296,248
Carrefour S.A.	18,716	472,826
Cencosud S.A.	43,221	114,892
Distribuidora Internacional de Alimentacion S.A.	23,514	146,190
E-MART Inc.	682	139,780
Massmart Holdings Ltd.	3,853	31,024
Metro AG	5,289	178,287
Sun Art Retail Group Ltd.	88,500	70,515
Wal-Mart de Mexico SAB de C.V.	166,324	386,685
Wesfarmers Ltd.	37,323	1,148,580
		2,985,027

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	51,111
AES Gener S.A.	82,891	29,167
CGN Power Company Ltd., Class H	390,000	108,910	(d)
China Power International Development Ltd.	121,000	42,935
China Resources Power Holdings Company Ltd.	82,000	160,923
Colbun S.A.	260,471	55,642
Electric Power Development Company Ltd.	4,300	106,314
Enel Generacion Chile S.A.	101,082	76,217
Glow Energy PCL NVDR	17,700	41,033
Huaneng Power International Inc., Class H	126,000	87,482
NTPC Ltd.	44,321	109,058
		868,792

Industrial Conglomerates—0.5%
Aboitiz Equity Ventures Inc.	66,580	100,477
Alfa SAB de C.V., Class A	80,824	114,986
Alliance Global Group Inc.	117,400	33,270
Beijing Enterprises Holdings Ltd.	19,500	94,047
CITIC Ltd.	91,000	136,854
CJ Corp.	632	104,675
CK Hutchison Holdings Ltd.	89,064	1,118,085
DCC PLC	3,000	272,390
DMCI Holdings Inc.	140,000	39,120
Far Eastern New Century Corp.	119,916	97,565
Fosun International Ltd.	84,500	132,057
Grupo Carso SAB de C.V.	22,000	93,204
Hanwha Corp.	2,100	86,999
Industries Qatar QSC	5,401	140,912
Jardine Matheson Holdings Ltd.	6,800	436,560
Jardine Strategic Holdings Ltd.	7,000	291,830
JG Summit Holdings Inc.	62,960	101,065
Keihan Holdings Company Ltd.	12,000	76,255
Keppel Corporation Ltd.	42,900	195,984
KOC Holding AS	23,474	107,822
Koninklijke Philips N.V.	29,818	1,057,507
LG Corp.	2,760	186,469
NWS Holdings Ltd.	64,653	127,211
Samsung C&T Corp.	2,265	292,986
Seibu Holdings Inc.	5,300	97,972
Sembcorp Industries Ltd.	25,600	57,267
Shanghai Industrial Holdings Ltd.	20,000	59,182
Siemens AG	24,391	3,348,035
Siemens Ltd.	2,575	53,143
Sime Darby Bhd	71,462	158,152
SK Holdings Company Ltd.	1,185	287,926
SM Investments Corp.	6,891	109,661
Smiths Group PLC	13,773	285,710
The Bidvest Group Ltd.	11,502	138,331
Toshiba Corp.	126,000	304,795	(a)
Turkiye Sise ve Cam Fabrikalari A/S	23,244	30,354
		10,368,858

Industrial Gases—0.1%
Air Liquide S.A.	12,311	1,519,270
Air Water Inc.	6,000	110,217
Linde AG	5,858	1,107,767
Taiyo Nippon Sanso Corp.	5,400	60,603
		2,797,857

Industrial Machinery—0.4%
Alfa Laval AB	7,568	154,688
Amada Holdings Company Ltd.	13,000	150,178
Andritz AG	2,708	162,893
Atlas Copco AB, Class A	21,101	808,060
Atlas Copco AB, Class B	13,268	457,916
China Conch Venture Holdings Ltd.	53,500	98,002
FANUC Corp.	6,400	1,233,464
GEA Group AG	5,847	238,943
Hiwin Technologies Corp.	7,800	52,692
Hoshizaki Corp.	1,500	135,635
IHI Corp.	53,000	180,189	(a)
IMI PLC	10,031	155,706
JTEKT Corp.	8,400	122,755

Kawasaki Heavy Industries Ltd.	41,000	121,146
Kone Oyj, Class B	11,026	560,122
Kurita Water Industries Ltd.	2,800	76,255
Makita Corp.	7,200	266,251
Metso Oyj	3,262	112,954
MINEBEA MITSUMI Inc.	13,000	208,838
Mitsubishi Heavy Industries Ltd.	106,000	433,774
Nabtesco Corp.	3,100	90,081
NGK Insulators Ltd.	7,700	153,438
NSK Ltd.	12,900	161,078
Pentair PLC	6,332	421,331
Sandvik AB	33,359	524,043
Schindler Holding AG	1,417	300,224
Schindler Holding AG	749	155,486
SKF AB, Class B	13,846	280,218
SMC Corp.	1,800	547,081
Sumitomo Heavy Industries Ltd.	21,000	138,492
The Weir Group PLC	6,385	143,566
THK Company Ltd.	4,600	130,189
Wartsila Oyj Abp	5,119	302,141
WEG S.A.	20,540	109,728
		9,187,557

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	68,150	129,187
Goodman Group	54,792	330,762
Nippon Prologis REIT Inc.	59	125,709
Segro PLC	33,883	215,308
		800,966

Insurance Brokers—0.1%
Aon PLC	9,806	1,303,708
Willis Towers Watson PLC	4,763	692,826
		1,996,534

Integrated Oil & Gas—1.0%
BP PLC	628,874	3,617,124
Cenovus Energy Inc.	26,809	197,347
China Petroleum & Chemical Corp., Class H	805,400	628,312
Ecopetrol S.A.	226,632	102,372
Eni S.p.A.	80,323	1,205,619
Galp Energia SGPS S.A.	17,566	265,563
Gazprom PJSC ADR	196,173	776,453
Husky Energy Inc.	14,254	161,561	(a)
Imperial Oil Ltd.	10,244	298,162
LUKOIL PJSC ADR	14,156	690,671
MOL Hungarian Oil & Gas PLC	1,514	118,574
OMV AG	5,260	272,578
Origin Energy Ltd.	53,651	282,310	(a)
PetroChina Company Ltd., Class H	618,000	378,410
Petroleo Brasileiro S.A.	92,900	370,114	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	108,064
PTT PCL NVDR	34,800	379,040
Repsol S.A.	37,864	578,689
Rosneft Oil Company PJSC GDR	45,830	249,086
Royal Dutch Shell PLC, Class A	141,335	3,735,995
Royal Dutch Shell PLC, Class B	119,371	3,198,048
Statoil ASA	35,236	582,173
Suncor Energy Inc.	54,747	1,597,262
Surgutneftegas OJSC ADR	3,950	19,434
Surgutneftegas OJSC ADR	29,028	124,530
Total S.A.	74,223	3,664,293
		23,601,784

Integrated Telecommunication Services—0.6%
BCE Inc.	4,587	206,268
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	118,158
Bharti Infratel Ltd.	20,103	116,318
BT Group PLC	279,736	1,071,012
China Communications Services Corporation Ltd., Class H	84,000	48,422
China Telecom Corporation Ltd., Class H	442,000	210,060
China Unicom Hong Kong Ltd.	204,000	303,134	(a)
Chunghwa Telecom Company Ltd.	122,000	433,136

Deutsche Telekom AG	104,258	1,869,288
Elisa Oyj	5,139	198,874
Emirates Telecommunications Group Co. PJSC	34,000	160,144
Hellenic Telecommunications Organization S.A.	10,479	125,972
HKT Trust & HKT Ltd.	137,280	180,427
Koninklijke KPN N.V.	117,110	374,129
KT Corp.	1,110	31,627
LG Uplus Corp.	1,310	17,861
Nippon Telegraph & Telephone Corp.	22,900	1,082,227
Ooredoo QSC	3,023	75,897
Orange Polska S.A.	28,318	39,175	(a)
Orange S.A.	63,869	1,011,828
PCCW Ltd.	173,000	98,396
Proximus SADP	5,527	193,086
Rostelecom PJSC ADR	7,764	56,444
Singapore Telecommunications Ltd.	272,000	768,479
Spark New Zealand Ltd.	68,211	188,789
Swisscom AG	882	426,149
TDC A/S	28,766	167,068
Telecom Italia S.p.A.	350,948	323,421	(a)
Telecom Italia S.p.A.	190,334	140,020
Telefonica Deutschland Holding AG	18,390	91,722
Telefonica S.A.	144,127	1,485,703
Telekom Malaysia Bhd	42,600	65,994
Telekomunikasi Indonesia Persero Tbk PT	1,524,500	517,032
Telenor ASA	23,108	382,069
Telia Company AB	69,057	317,589
Telstra Corporation Ltd.	137,153	452,374
TELUS Corp.	5,760	198,564
TPG Telecom Ltd.	9,816	42,917
True Corporation PCL NVDR	237,369	43,323	(a)
Turk Telekomunikasyon AS	16,769	29,705	(a)
		13,662,801

Internet & Direct Marketing Retail—0.1%
Ctrip.com International Ltd. ADR	11,426	615,404	(a)
JD.com Inc. ADR	20,558	806,285	(a)
Rakuten Inc.	30,600	360,032
Start Today Company Ltd.	6,600	162,415
Vipshop Holdings Ltd. ADR	7,000	73,850	(a)
Zalando SE	3,266	149,039	(a,d)
		2,167,025

Internet Software & Services—0.7%
Alibaba Group Holding Ltd. ADR	36,413	5,130,592	(a)
Auto Trader Group PLC	33,000	162,888	(d)
Baidu Inc. ADR	8,352	1,493,839	(a)
Cimpress N.V.	479	45,280	(a)
DeNA Company Ltd.	4,300	96,287
Global Sources Ltd.	131	2,620	(a)
Kakaku.com Inc.	3,100	44,502
Kakao Corp.	1,370	121,536
Mixi Inc.	1,900	105,687
NAVER Corp.	858	628,418
NetEase Inc. ADR	2,471	742,857
Shopify Inc., Class A	2,600	225,425	(a)
SINA Corp.	1,700	144,449	(a)
Tencent Holdings Ltd.	183,000	6,545,049
Tucows Inc., Class A	170	9,095	(a)
United Internet AG	3,650	200,428
Weibo Corp. ADR	170	11,300	(a)
Yahoo Japan Corp.	50,200	218,474
		15,928,726

Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	96,843
CITIC Securities Company Ltd., Class H	76,500	158,165
Daiwa Securities Group Inc.	57,000	337,759
Haitong Securities Company Ltd., Class H	98,000	158,428
Korea Investment Holdings Company Ltd.	1,740	106,607
Mediobanca S.p.A.	20,019	197,274
NH Investment & Securities Company Ltd.	6,220	80,730

Nomura Holdings Inc.	120,900	724,582
Samsung Securities Company Ltd.	1,372	49,525
Yuanta Financial Holding Company Ltd.	369,211	162,637
		2,072,550

IT Consulting & Other Services—0.3%
Accenture PLC, Class A	22,967	2,840,559	(b)
Atos SE	2,821	395,430
Capgemini SE	4,988	514,747
CGI Group Inc., Class A	7,485	381,887	(a)
Fujitsu Ltd.	64,000	471,513
HCL Technologies Ltd.	17,992	236,989
Infosys Ltd.	57,596	832,608
Nomura Research Institute Ltd.	4,510	177,614
NTT Data Corp.	21,000	233,624
Obic Company Ltd.	2,500	153,524
Otsuka Corp.	1,800	111,659
Samsung SDS Company Ltd.	1,113	179,477
Tata Consultancy Services Ltd.	14,414	526,497
Tech Mahindra Ltd.	9,252	54,821
Wipro Ltd.	48,816	195,830
		7,306,779

Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	139,590	(d)
Oriental Land Company Ltd.	7,200	487,519
		627,109

Leisure Products—0.1%
Bandai Namco Holdings Inc.	6,600	224,973
Giant Manufacturing Company Ltd.	10,000	57,199
Merida Industry Company Ltd.	7,350	39,384
Sankyo Company Ltd.	2,000	67,818
Sega Sammy Holdings Inc.	7,400	99,580
Shimano Inc.	2,400	379,779
Yamaha Corp.	6,100	210,644
		1,079,377

Life & Health Insurance—0.7%
Aegon N.V.	62,559	319,013
AIA Group Ltd.	394,800	2,885,222
Cathay Financial Holding Company Ltd.	205,417	338,310
China Life Insurance Company Ltd.	107,593	107,169
China Life Insurance Company Ltd., Class H	239,000	730,185
China Taiping Insurance Holdings Company Ltd.	67,288	170,494
CNP Assurances	5,764	129,214
Dai-ichi Life Holdings Inc.	36,000	649,288
Discovery Ltd.	11,285	110,176
Great-West Lifeco Inc.	10,027	271,386
Hanwha Life Insurance Company Ltd.	8,480	51,585
Industrial Alliance Insurance & Financial Services Inc.	3,775	163,534
Japan Post Holdings Company Ltd.	16,000	198,505
Legal & General Group PLC	199,512	669,400
Liberty Holdings Ltd.	4,059	34,851
Manulife Financial Corp.	65,193	1,220,329
Medibank Private Ltd.	100,000	214,774
MMI Holdings Ltd.	36,164	55,864
New China Life Insurance Company Ltd., Class H	23,300	118,493
NN Group N.V.	9,553	339,073

Old Mutual PLC	166,895	419,268
Ping An Insurance Group Company of China Ltd., Class H	161,500	1,064,399
Poste Italiane S.p.A.	19,682	134,578	(d)
Power Corporation of Canada	12,324	280,699
Power Financial Corp.	7,564	193,774
Prudential PLC	82,159	1,879,346
Rand Merchant Investment Holdings Ltd.	22,171	65,976
Samsung Life Insurance Company Ltd.	2,185	223,437
Sanlam Ltd.	55,316	273,572
Shin Kong Financial Holding Company Ltd.	265,751	70,762	(a)
Sony Financial Holdings Inc.	6,500	110,724
St. James’s Place PLC	18,533	284,548
Standard Life PLC	63,545	329,424
Sun Life Financial Inc.	19,923	711,196
Swiss Life Holding AG	1,100	371,702	(a)
T&D Holdings Inc.	17,600	267,775
		15,458,045

Life Sciences Tools & Services—0.0% *
Eurofins Scientific SE	326	183,363
Lonza Group AG	2,549	551,775	(a)
QIAGEN N.V.	7,427	246,714	(a)
		981,852

Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	35,514
Qualicorp S.A.	8,200	71,030
Triple-S Management Corp., Class B	465	7,863	(a)
		114,407

Marine—0.1%
AP Moller—Maersk A/S, Class A	134	255,510
AP Moller—Maersk A/S, Class B	224	449,801
Costamare Inc.	543	3,969
Evergreen Marine Corporation Taiwan Ltd.	64,640	32,830	(a)
Kuehne + Nagel International AG	1,885	314,938
MISC Bhd	11,500	19,985
Mitsui OSK Lines Ltd.	28,000	82,236
Nippon Yusen KK	45,000	83,704	(a)
		1,242,973

Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	147,541	(a)
China Merchants Port Holdings Company Ltd.	43,159	119,695
COSCO SHIPPING Ports Ltd.	62,000	72,750
DP World Ltd.	6,267	131,106
Hutchison Port Holdings Trust, Class U	135,800	58,394
International Container Terminal Services Inc.	26,800	51,943
Kamigumi Company Ltd.	8,000	83,873
		665,302

Metal & Glass Containers—0.0% *
CCL Industries Inc., Class B	5,000	252,599
Toyo Seikan Group Holdings Ltd.	5,800	97,871
		350,470

Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	135,793
Hero MotoCorp Ltd.	1,341	76,459
Yamaha Motor Company Ltd.	8,500	219,233
		431,485

Movies & Entertainment—0.0% *
Alibaba Pictures Group Ltd.	360,000	59,950	(a)
Eros International PLC	595	6,813	(a)
IMAX Corp.	1,119	24,618	(a)
Toho Company Ltd.	4,400	135,493
Vivendi S.A.	32,333	718,741
		945,615

Multi-Line Insurance—0.5%
Ageas	6,808	273,789
Allianz SE	14,588	2,868,450
Assicurazioni Generali S.p.A.	39,204	644,331
Aviva PLC	134,762	920,758
AXA S.A.	61,685	1,684,998
Baloise Holding AG	1,758	272,057
BB Seguridade Participacoes S.A.	23,900	206,666
China Pacific Insurance Group Company Ltd., Class H	91,800	375,128
Fairfax Financial Holdings Ltd.	773	334,514
Gjensidige Forsikring ASA	7,732	131,533
Mapfre S.A.	40,470	141,151
Porto Seguro S.A.	4,400	40,650
Powszechny Zaklad Ubezpieczen S.A.	10,589	127,326
Sampo Oyj, Class A	14,923	763,707
Sul America S.A.	5,783	30,894
UnipolSai Assicurazioni S.p.A.	45,095	98,289
Zurich Insurance Group AG	4,765	1,388,724
		10,302,965

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	120,442
Eurazeo S.A.	1,592	119,277
EXOR N.V.	3,417	184,691
First Pacific Company Ltd.	94,000	69,358
Groupe Bruxelles Lambert S.A.	2,824	271,491
Grupo de Inversiones Suramericana S.A.	8,633	111,901
GT Capital Holdings Inc.	2,225	53,354
Haci Omer Sabanci Holding AS	34,397	106,729
Industrivarden AB, Class C	4,939	118,285
Investor AB, Class B	14,282	687,469
Kinnevik AB, Class B	8,574	262,164
L E Lundbergforetagen AB, B Shares	1,510	119,052
Metro Pacific Investments Corp.	129,200	16,361
Onex Corp.	2,466	197,117
Pargesa Holding S.A.	1,294	98,572
Remgro Ltd.	15,705	255,859
Wendel S.A.	781	115,444
		2,907,566

Multi-Utilities—0.2%
AGL Energy Ltd.	22,062	431,528
Atco Ltd., Class I	2,398	93,634
Canadian Utilities Ltd., Class A	4,562	146,376
Centrica PLC	169,924	441,887
E.ON SE	73,908	695,271
Engie S.A.	52,820	796,122
Innogy SE	4,122	162,032	(d)
National Grid PLC	109,103	1,348,884
RWE AG	16,339	325,095	(a)

Suez	11,414	211,091
Veolia Environnement S.A.	16,581	349,862
YTL Corporation Bhd	200,400	68,159
YTL Power International Bhd	87,045	29,403
		5,099,344

Office REITs—0.0% *
CapitaLand Commercial Trust	54,300	65,467
City Office REIT Inc.	452	5,740
Dexus	31,181	226,737
Japan Prime Realty Investment Corp.	22	76,264
Japan Real Estate Investment Corp.	46	228,854
Nippon Building Fund Inc.	45	229,886
		832,948

Office Services & Supplies—0.0% *
Societe BIC S.A.	1,095	129,761

Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	46,510
Ensco PLC, Class A	8,205	42,338
Noble Corporation PLC	4,625	16,743
Transocean Ltd.	14,639	120,479	(a)
		226,070

Oil & Gas Equipment & Services—0.0% *
Frank’s International N.V.	944	7,826
Petrofac Ltd.	10,040	57,643
Saipem S.p.A.	12,336	45,502	(a)
Sapura Energy Bhd	127,700	47,300
TechnipFMC PLC	17,499	475,973	(a)
Tenaris S.A.	13,599	211,716
		845,960

Oil & Gas Exploration & Production—0.2%
ARC Resources Ltd.	11,975	156,384
Canadian Natural Resources Ltd.	36,495	1,051,546
CNOOC Ltd.	566,000	619,911
Crescent Point Energy Corp.	17,845	136,307
Encana Corp.	33,324	292,775
Inpex Corp.	28,900	278,043
Lundin Petroleum AB	5,364	103,088	(a)
Novatek PJSC GDR GDR	3,285	365,949
Oil & Natural Gas Corporation Ltd.	43,306	105,388
Oil Search Ltd.	47,997	251,086
Peyto Exploration & Development Corp.	4,880	88,379
PrairieSky Royalty Ltd.	6,224	141,522
PTT Exploration & Production PCL NVDR	52,000	132,028
Santos Ltd.	50,308	116,924	(a)
Seven Generations Energy Ltd., Class A	7,200	123,132	(a)
Tatneft PJSC ADR	7,219	272,156
Tourmaline Oil Corp.	6,249	134,151	(a)
Vermilion Energy Inc.	4,105	130,038
Woodside Petroleum Ltd.	25,430	582,647
		5,081,454

Oil & Gas Refining & Marketing—0.2%
Bharat Petroleum Corporation Ltd.	12,960	127,941
Caltex Australia Ltd.	9,305	225,613
Cosan S.A. Industria e Comercio	5,500	57,403
Empresas COPEC S.A.	11,610	126,890

Formosa Petrochemical Corp.	43,000	148,422
Grupa Lotos S.A.	2,254	30,999	(a)
GS Holdings Corp.	2,084	124,222
Idemitsu Kosan Company Ltd.	3,200	90,851
IRPC PCL NVDR	378,600	59,626
JXTG Holdings Inc.	100,250	437,813
Keyera Corp.	6,976	219,266
Neste Oyj	4,893	192,479
Petronas Dagangan Bhd	8,900	49,967
Polski Koncern Naftowy ORLEN S.A.	9,561	288,508
Reliance Industries Ltd.	43,251	925,409	(a)
S-Oil Corp.	1,820	150,798
Showa Shell Sekiyu KK	7,600	70,481
SK Innovation Company Ltd.	1,937	268,334
Thai Oil PCL NVDR	30,500	70,930
Tupras Turkiye Petrol Rafinerileri AS	3,135	90,066
		3,756,018

Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	107,024
Ardmore Shipping Corp.	614	5,004
DHT Holdings Inc.	1,868	7,752
Enagas S.A.	8,082	226,300
Enbridge Inc.	53,407	2,124,437
Frontline Ltd.	1,321	7,569
Golar LNG Ltd.	1,783	39,672
Inter Pipeline Ltd.	11,848	231,723
Koninklijke Vopak N.V.	2,713	125,629
Kunlun Energy Company Ltd.	138,000	117,026
Navios Maritime Acquisition Corp.	1,649	2,424
Pembina Pipeline Corp.	12,074	399,306
Scorpio Tankers Inc.	3,299	13,097
Snam S.p.A.	74,890	325,947
Teekay Corp.	991	6,610
Teekay Tankers Ltd., Class A	2,370	4,456
TransCanada Corp.	28,506	1,356,927
Ultrapar Participacoes S.A.	11,400	266,725
Veresen Inc.	9,523	134,482
		5,502,110

Other Diversified Financial Services—0.1%
AMP Ltd.	90,691	361,040
Challenger Ltd.	16,883	172,754
FirstRand Ltd.	120,303	432,916
Fubon Financial Holding Company Ltd.	201,000	320,133	(a)
ORIX Corp.	41,600	644,215
RMB Holdings Ltd.	26,636	119,433
		2,050,491

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	16,500	356,330
Associated British Foods PLC	11,143	424,962
Barry Callebaut AG	85	116,984	(a)
BRF S.A.	12,000	141,975
Calbee Inc.	2,400	94,304
Charoen Pokphand Foods PCL NVDR	115,100	84,029
China Huishan Dairy Holdings Company Ltd.	55,000	—	(**)
China Mengniu Dairy Company Ltd.	106,000	207,751	(a)
Chocoladefabriken Lindt & Spruengli AG	33	191,594

Chocoladefabriken Lindt & Spruengli AG	3	209,419
CJ CheilJedang Corp.	320	101,106
Danone S.A.	18,570	1,393,857
Gruma SAB de C.V., Class B	8,900	116,429
Grupo Bimbo SAB de C.V., Class A	35,400	89,460
Indofood CBP Sukses Makmur Tbk PT	64,000	42,258
Indofood Sukses Makmur Tbk PT	165,000	106,472
JBS S.A.	25,900	51,046
Kerry Group PLC, Class A	4,904	421,340
Kikkoman Corp.	4,000	127,803
Lotte Confectionery Company Ltd.	350	60,569
M Dias Branco S.A.	3,600	53,567
Marine Harvest ASA	13,598	231,973	(a)
MEIJI Holdings Company Ltd.	3,400	275,668
Nestle India Ltd.	845	88,229
Nestle S.A.	99,339	8,656,440
NH Foods Ltd.	5,000	151,967
Nisshin Seifun Group Inc.	5,400	88,670
Nissin Foods Holdings Company Ltd.	2,300	143,699
Orion Corp.	139	96,947
Orkla ASA	29,065	294,410
Pioneer Foods Group Ltd.	4,038	41,744
PPB Group Bhd	17,800	71,156
Saputo Inc.	6,496	206,329
Standard Foods Corp.	15,304	41,102
Tate & Lyle PLC	13,279	114,187
Tiger Brands Ltd.	6,889	193,434
Tingyi Cayman Islands Holding Corp.	82,000	97,268
Toyo Suisan Kaisha Ltd.	2,500	95,786
Ulker Biskuvi Sanayi AS	3,012	18,982
Uni-President Enterprises Corp.	141,303	283,349
Universal Robina Corp.	30,200	97,495
Want Want China Holdings Ltd.	242,000	163,370
WH Group Ltd.	197,500	199,361	(d)
Yakult Honsha Company Ltd.	2,500	170,212
Yamazaki Baking Company Ltd.	4,000	79,708
		16,292,741

Paper Packaging—0.0% *
Amcor Ltd.	35,213	437,834
Klabin S.A.	19,600	96,011
		533,845

Paper Products—0.1%
Empresas CMPC S.A.	49,402	118,168
Fibria Celulose S.A.	9,300	94,902
Mondi Ltd.	2,641	68,353
Mondi PLC	12,058	315,447
Nine Dragons Paper Holdings Ltd.	63,000	83,931
Oji Holdings Corp.	31,000	160,021
Sappi Ltd.	19,577	130,125
Stora Enso Oyj, Class R	19,443	250,807
UPM-Kymmene Oyj	18,094	515,102
		1,736,856

Personal Products—0.4%
AMOREPACIFIC Corp.	1,045	277,656
AMOREPACIFIC Group	1,200	136,346
Beiersdorf AG	3,049	320,072

Dabur India Ltd.	13,803	62,227
Godrej Consumer Products Ltd.	4,709	70,660
Godrej Consumer Products Ltd.	4,709	70,660
Hengan International Group Company Ltd.	19,500	143,881
Kao Corp.	15,800	938,213
Kose Corp.	900	98,282
L’Oreal S.A.	8,011	1,666,579
LG Household & Health Care Ltd.	277	240,649
Marico Ltd.	10,808	52,353
Natura Cosmeticos S.A.	7,200	55,848
Pola Orbis Holdings Inc.	3,600	94,902
Shiseido Company Ltd.	12,000	426,557
Unilever N.V.	52,172	2,875,271
Unilever PLC	40,910	2,207,968
		9,738,124

Pharmaceuticals—1.6%
Aspen Pharmacare Holdings Ltd.	11,107	243,375
Astellas Pharma Inc.	71,400	873,436
AstraZeneca PLC	40,381	2,693,455
Aurobindo Pharma Ltd.	9,370	99,154
Bayer AG	26,370	3,404,638
Chugai Pharmaceutical Company Ltd.	6,700	250,743
Cipla Ltd.	12,861	110,946
CSPC Pharmaceutical Group Ltd.	134,000	195,684
Daiichi Sankyo Company Ltd.	18,100	426,404
Dr Reddy’s Laboratories Ltd.	3,837	159,713
Eisai Company Ltd.	8,500	469,406
Endo International PLC	1,576	17,604	(a)
GlaxoSmithKline PLC	156,884	3,332,893
Glenmark Pharmaceuticals Ltd.	5,757	56,454
Hanmi Pharm Company Ltd.	118	38,469	(a)
Hikma Pharmaceuticals PLC	5,414	103,378
Hisamitsu Pharmaceutical Company Inc.	2,400	114,916
Hypermarcas S.A.	12,800	107,399
Ipsen S.A.	1,211	165,538
Kalbe Farma Tbk PT	854,500	104,188
Kyowa Hakko Kirin Company Ltd.	8,000	148,594
Lupin Ltd.	9,440	154,538
Merck KGaA	3,996	481,970
Mitsubishi Tanabe Pharma Corp.	8,200	189,455
Novartis AG	71,229	5,935,440
Novo Nordisk A/S, Class B	58,099	2,484,813
Ono Pharmaceutical Company Ltd.	12,300	268,310
Orion Oyj, Class B	2,832	180,559
Otsuka Holdings Company Ltd.	13,100	558,464
Perrigo Company PLC	5,433	410,300
Piramal Enterprises Ltd.	2,159	93,192	(a)
Recordati S.p.A.	3,367	136,405
Richter Gedeon Nyrt	2,156	56,221
Roche Holding AG	22,407	5,713,768
Sanofi	37,160	3,549,986
Santen Pharmaceutical Company Ltd.	13,500	183,108
Shionogi & Company Ltd.	9,300	518,055
Sino Biopharmaceutical Ltd.	186,000	164,403
Sumitomo Dainippon Pharma Company Ltd.	6,100	83,226
Sun Pharmaceutical Industries Ltd.	33,128	284,961
Taisho Pharmaceutical Holdings Company Ltd.	1,300	98,923

Takeda Pharmaceutical Company Ltd.	22,500	1,143,223
Teva Pharmaceutical Industries Ltd.	15,371	508,300
Teva Pharmaceutical Industries Ltd. ADR	15,371	510,625
Theravance Biopharma Inc.	789	31,434	(a)
UCB S.A.	4,350	298,825
Valeant Pharmaceuticals International Inc.	11,948	207,367	(a)
Vifor Pharma AG	1,400	154,524
Yuhan Corp.	181	38,916
		37,555,698

Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	1,523	34,842	(a)
Fresnillo PLC	8,137	157,063
Impala Platinum Holdings Ltd.	21,829	61,393	(a)
Industrias Penoles SAB de C.V.	2,630	59,647
		312,945

Property & Casualty Insurance—0.4%
Admiral Group PLC	6,199	161,285
Argo Group International Holdings Ltd.	543	32,906
Aspen Insurance Holdings Ltd.	487	24,277
Chubb Ltd.	17,474	2,540,370
Direct Line Insurance Group PLC	40,658	187,696
Dongbu Insurance Company Ltd.	1,106	65,733
Global Indemnity Ltd.	165	6,397	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	60,599
Insurance Australia Group Ltd.	81,026	421,384
Intact Financial Corp.	3,974	299,756
James River Group Holdings Ltd.	286	11,363
MS&AD Insurance Group Holdings Inc.	15,200	510,545
PICC Property & Casualty Company Ltd., Class H	152,600	254,905
Qatar Insurance Co. SAQ	4,917	90,538
QBE Insurance Group Ltd.	43,777	396,570
RSA Insurance Group PLC	35,605	284,663
Samsung Fire & Marine Insurance Company Ltd.	977	240,375
Sompo Holdings Inc.	11,100	428,648
Suncorp Group Ltd.	42,400	481,990
The People’s Insurance Company Group of China Ltd., Class H	224,000	94,117
Tokio Marine Holdings Inc.	21,500	889,965
Trisura Group Ltd.	—	3	(a)
Tryg A/S	4,681	102,254
XL Group Ltd.	9,829	430,510
		8,016,849

Publishing—0.0% *
Axel Springer SE	1,610	96,588
Lagardere SCA	4,450	140,336
Pearson PLC	26,187	235,218
Schibsted ASA, B Shares	3,679	81,032
Schibsted ASA, Class A	3,168	76,244
Singapore Press Holdings Ltd.	45,337	106,358
		735,776

Railroads—0.3%
Aurizon Holdings Ltd.	71,287	293,089
BTS Group Holdings PCL NVDR	100,000	25,022
Canadian National Railway Co.	24,028	1,946,736
Canadian Pacific Railway Ltd.	4,692	753,820
Central Japan Railway Co.	4,600	749,608
Container Corporation of India Ltd.	1,518	26,937

East Japan Railway Co.	10,500	1,004,116
Hankyu Hanshin Holdings Inc.	7,000	251,691
Keikyu Corp.	14,000	168,583
Keio Corp.	17,000	142,221
Keisei Electric Railway Company Ltd.	5,000	133,499
Kintetsu Group Holdings Company Ltd.	61,000	235,075
Kyushu Railway Co.	5,000	162,202
MTR Corporation Ltd.	43,500	244,903
Nagoya Railroad Company Ltd.	32,000	149,235
Odakyu Electric Railway Company Ltd.	8,900	179,489
Tobu Railway Company Ltd.	32,000	174,582
Tokyu Corp.	31,000	236,445
West Japan Railway Co.	5,000	353,151
		7,230,404

Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	25,471
Cheung Kong Property Holdings Ltd.	81,564	638,913
China Evergrande Group	113,000	202,943	(a)
China Jinmao Holdings Group Ltd.	114,000	47,023
China Overseas Land & Investment Ltd.	118,000	345,394
China Resources Land Ltd.	89,777	261,633
China Vanke Company Ltd., Class H	49,400	139,851
Country Garden Holdings Company Ltd.	181,333	210,219
Emaar Properties PJSC	105,792	224,087
Guangzhou R&F Properties Company Ltd., Class H	33,600	52,252
Highwealth Construction Corp.	23,400	38,769
IOI Properties Group Bhd	93,258	47,795
Lippo Karawaci Tbk PT	374,000	18,521
Longfor Properties Company Ltd.	50,000	107,475
Ruentex Development Company Ltd.	27,874	31,429	(a)
Shimao Property Holdings Ltd.	51,500	88,137
Sino Land Company Ltd.	117,136	192,064
Sino-Ocean Group Holding Ltd.	104,500	51,136
SOHO China Ltd.	76,000	37,482	(a)
Sunac China Holdings Ltd.	51,000	106,620
		2,867,214

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	78,747
BR Malls Participacoes S.A.	31,383	113,190
Central Pattana PCL NVDR	44,200	90,105
Deutsche Wohnen AG	12,076	461,267
First Capital Realty Inc.	5,563	84,642
Global Logistic Properties Ltd.	88,600	184,040
Hang Lung Group Ltd.	33,000	136,541
Hongkong Land Holdings Ltd.	36,000	264,960
Hulic Company Ltd.	10,000	102,083
Hysan Development Company Ltd.	26,000	124,064
Multiplan Empreendimentos Imobiliarios S.A.	3,375	66,537
SM Prime Holdings Inc.	245,000	160,226
Swire Properties Ltd.	30,800	101,596
Swiss Prime Site AG	2,533	230,381	(a)
Vonovia SE	14,516	575,577
		2,773,956

Real Estate Services—0.0% *
Altisource Portfolio Solutions S.A.	231	5,040	(a)

Regional Banks—0.1%
Bank of Queensland Ltd.	12,433	109,196
Bendigo & Adelaide Bank Ltd.	15,810	134,368
BNK Financial Group Inc.	7,204	68,945
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	62,108
Concordia Financial Group Ltd.	41,800	210,786
DGB Financial Group Inc.	3,207	33,075
First BanCorp	3,232	18,713	(a)
Fukuoka Financial Group Inc.	30,000	142,577
Kyushu Financial Group Inc.	14,200	89,603
Mebuki Financial Group Inc.	29,250	108,815
Resona Holdings Inc.	68,000	374,315
Seven Bank Ltd.	22,000	78,711
Shinsei Bank Ltd.	64,000	111,641
Suruga Bank Ltd.	4,900	118,706
The Bank of Kyoto Ltd.	8,000	75,472
The Chiba Bank Ltd.	20,000	144,891
The Chugoku Bank Ltd.	7,000	104,664
The Hachijuni Bank Ltd.	15,000	95,185
The Hiroshima Bank Ltd.	19,000	84,211
The Shizuoka Bank Ltd.	15,000	135,502
Yamaguchi Financial Group Inc.	8,000	96,618
		2,398,102

Reinsurance—0.1%
Blue Capital Reinsurance Holdings Ltd.	114	2,086
Everest Re Group Ltd.	1,500	381,885
Hannover Rueck SE	1,797	215,102
Muenchener Rueckversicherungs-Gesellschaft AG	5,071	1,021,117
RenaissanceRe Holdings Ltd.	322	44,774
SCOR SE	5,925	234,562
Swiss Re AG	10,742	983,174
Third Point Reinsurance Ltd.	1,326	18,432	(a)
		2,901,132

Renewable Electricity—0.0% *
China Longyuan Power Group Corporation Ltd., Class H	101,000	73,488
Energy Development Corp.	270,200	32,396
Engie Brasil Energia S.A.	6,100	62,450
Meridian Energy Ltd.	50,908	108,470
		276,804

Research & Consulting Services—0.2%
Bureau Veritas S.A.	8,532	188,541
Experian PLC	31,784	650,251
IHS Markit Ltd.	11,900	524,076	(a)
Intertek Group PLC	5,415	296,616
RELX N.V.	30,239	620,804
RELX PLC	36,223	781,061
SGS S.A.	183	443,717
Wolters Kluwer N.V.	10,259	433,694
		3,938,760

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	49,230	(a)

Restaurants—0.1%
Compass Group PLC	49,841	1,048,810
Domino’s Pizza Enterprises Ltd.	2,444	97,633
Jollibee Foods Corp.	15,290	61,814

McDonald’s Holdings Company Japan Ltd.	2,600	99,733
Restaurant Brands International Inc.	7,611	475,519
Sodexo SA	2,757	355,957
Whitbread PLC	6,332	326,284
		2,465,750

Retail REITs—0.2%
CapitaLand Mall Trust	82,400	118,197
Hammerson PLC	28,353	211,583
Hyprop Investments Ltd.	6,628	59,059
Intu Properties PLC	36,016	125,893
Japan Retail Fund Investment Corp.	77	142,199
Klepierre	6,776	277,332
Link REIT	70,000	532,637
Resilient REIT Ltd.	11,324	105,215
RioCan Real Estate Investment Trust	5,179	95,987
Scentre Group	174,121	540,916
Smart Real Estate Investment Trust	2,900	71,724
The British Land Company PLC	34,223	269,169
Unibail-Rodamco SE	3,104	781,160
Vicinity Centres	96,787	190,798
Westfield Corp.	60,137	370,409
		3,892,278

Security & Alarm Services—0.1%
G4S PLC	55,378	234,790
S-1 Corp.	405	34,335
Secom Company Ltd.	6,800	515,931
Securitas AB, Class B	11,896	200,275
Sohgo Security Services Company Ltd.	2,800	126,095
		1,111,426

Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	125,684
ASML Holding N.V.	11,865	1,544,073
Disco Corp.	900	143,539
GCL-Poly Energy Holdings Ltd.	394,000	42,900	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
Tokyo Electron Ltd.	4,900	661,125
		2,517,321

Semiconductors—0.6%
Advanced Semiconductor Engineering Inc.	155,716	199,892
Broadcom Ltd.	14,979	3,490,856
Hyundai Robotics Company Ltd.	245	82,762	(a)
Infineon Technologies AG	35,586	750,262
MediaTek Inc.	44,352	379,806
Novatek Microelectronics Corp.	22,000	88,955
NXP Semiconductors N.V.	9,900	1,083,555	(a)
Phison Electronics Corp.	5,000	61,719
Powertech Technology Inc.	27,000	83,343	(a)
Realtek Semiconductor Corp.	16,160	58,170
Rohm Company Ltd.	3,200	245,782
Semiconductor Manufacturing International Corp.	99,200	115,002	(a)
Siliconware Precision Industries Company Ltd.	76,848	124,164
SK Hynix Inc.	17,910	1,055,049
STMicroelectronics N.V.	21,872	313,573
Taiwan Semiconductor Manufacturing Company Ltd.	767,000	5,257,051
United Microelectronics Corp.	344,000	166,798
Vanguard International Semiconductor Corp.	19,000	37,475
		13,594,214

Silver—0.0% *
Wheaton Precious Metals Corp.	14,644	290,467

Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	109,376
Coca-Cola Amatil Ltd.	15,783	111,742
Coca-Cola Bottlers Japan Inc.	4,600	133,054
Coca-Cola European Partners PLC	7,546	305,964
Coca-Cola Femsa SAB de C.V., Class L	16,500	140,298
Coca-Cola HBC AG	5,186	152,107	(a)
Coca-Cola Icecek AS	2,227	25,529
Fomento Economico Mexicano SAB de C.V.	59,128	583,873
Suntory Beverage & Food Ltd.	3,900	181,185
		1,743,128

Specialized Finance—0.0% *
Chailease Holding Company Ltd.	32,718	91,206
Element Fleet Management Corp.	14,500	99,368
Far East Horizon Ltd.	53,000	46,235
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	66,668
Power Finance Corporation Ltd.	21,642	41,267
		344,744

Specialty Chemicals—0.3%
Akzo Nobel N.V.	7,883	684,122
Asian Paints Ltd.	10,450	178,646
Chr Hansen Holding A/S	3,500	254,226
Covestro AG	3,210	231,422	(d)
Croda International PLC	3,878	195,700
EMS-Chemie Holding AG	297	219,265
Evonik Industries AG	5,869	187,329
Givaudan S.A.	310	620,874
Hitachi Chemical Company Ltd.	4,000	119,260
Johnson Matthey PLC	6,795	253,405
JSR Corp.	6,700	115,503
Kansai Paint Company Ltd.	6,000	138,039
Koninklijke DSM N.V.	6,276	455,541
Nippon Paint Holdings Company Ltd.	4,700	177,777
Nitto Denko Corp.	5,000	411,178
Novozymes A/S, Class B	7,968	348,236
Shin-Etsu Chemical Company Ltd.	12,900	1,169,335
Sika AG	73	469,566
Symrise AG	3,997	282,735
Umicore S.A.	3,425	237,899
		6,750,058

Specialty Stores—0.0% *
Dufry AG	1,056	173,234	(a)
FF Group	1,860	45,398	(a)
Hotel Shilla Company Ltd.	1,000	49,906
JUMBO S.A.	4,127	75,313
		343,851

Steel—0.2%
ArcelorMittal	20,645	467,637	(a)
BlueScope Steel Ltd.	18,441	186,858
China Steel Corp.	381,796	310,633
Cia Siderurgica Nacional S.A.	27,400	59,377	(a)
Eregli Demir ve Celik Fabrikalari TAS	70,254	140,606
Fortescue Metals Group Ltd.	55,018	220,292

Hitachi Metals Ltd.	8,000	111,214
Hyundai Steel Co.	2,772	150,696
JFE Holdings Inc.	15,900	276,014
JSW Steel Ltd.	28,960	90,996
Kobe Steel Ltd.	9,500	97,570	(a)
Maruichi Steel Tube Ltd.	2,400	69,740
Nippon Steel & Sumitomo Metal Corp.	24,000	542,115
POSCO	2,429	609,293
Severstal PJSC GDR	7,140	93,677
Tata Steel Ltd.	11,358	95,837
ThyssenKrupp AG	12,709	360,569
Vale S.A.	45,500	398,249
Voestalpine AG	4,459	207,497
		4,488,870

Systems Software—0.0% *
Check Point Software Technologies Ltd.	3,980	434,139	(a)
Oracle Corporation Japan	1,400	90,833
Trend Micro Inc.	4,000	206,123
		731,095

Technology Distributors—0.0% *
Synnex Technology International Corp.	50,400	56,497
WPG Holdings Ltd.	51,000	68,067
		124,564

Technology Hardware, Storage & Peripherals—0.5%
Acer Inc.	102,084	53,525	(a)
Advantech Company Ltd.	12,093	85,669
Asustek Computer Inc.	26,000	245,727
BlackBerry Ltd.	17,699	176,622	(a)
Brother Industries Ltd.	8,800	203,083
Canon Inc.	35,300	1,198,868
Catcher Technology Company Ltd.	19,000	227,038
Chicony Electronics Company Ltd.	17,427	44,169
Compal Electronics Inc.	158,000	106,476
Foxconn Technology Company Ltd.	32,561	98,261
FUJIFILM Holdings Corp.	12,400	445,853
HTC Corp.	30,000	71,598	(a)
Inventec Corp.	80,000	65,220
Konica Minolta Inc.	16,700	138,523
Lenovo Group Ltd.	248,000	156,619
Lite-On Technology Corp.	84,669	139,167
NEC Corp.	76,000	201,566
Pegatron Corp.	59,000	184,836
Quanta Computer Inc.	79,000	186,982
Ricoh Company Ltd.	22,400	197,764
Samsung Electronics Company Ltd.	3,108	6,456,947
Seagate Technology PLC	11,195	433,806
Seiko Epson Corp.	10,000	222,410
Transcend Information Inc.	6,000	20,118
Wistron Corp.	89,820	91,385
		11,452,232

Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	63,419
Formosa Taffeta Company Ltd.	25,000	25,107
Ruentex Industries Ltd.	19,711	29,417
		117,943

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,427	52,999	(a)
Housing Development Finance Corporation Ltd.	47,459	1,183,511
Indiabulls Housing Finance Ltd.	9,083	152,080
LIC Housing Finance Ltd.	11,981	137,905
		1,526,495

Tires & Rubber—0.1%
Bridgestone Corp.	21,600	930,438
Cheng Shin Rubber Industry Company Ltd.	65,550	139,418
Cie Generale des Etablissements Michelin	5,256	697,786
Hankook Tire Company Ltd.	2,917	162,147
Nokian Renkaat Oyj	3,864	159,713
Sumitomo Rubber Industries Ltd.	6,400	107,996
The Yokohama Rubber Company Ltd.	3,500	70,243
		2,267,741

Tobacco—0.4%
British American Tobacco Malaysia Bhd	4,300	43,494
British American Tobacco PLC	59,935	4,074,801
Gudang Garam Tbk PT	18,500	108,689
Hanjaya Mandala Sampoerna Tbk PT	190,000	54,744
Imperial Brands PLC	30,313	1,357,849
ITC Ltd.	117,714	588,229
Japan Tobacco Inc.	36,300	1,275,152
KT&G Corp.	3,742	382,654
Swedish Match AB	6,585	231,639
		8,117,251

Trading Companies & Distributors—0.3%
AerCap Holdings N.V.	5,434	252,301	(a)
Ashtead Group PLC	16,258	335,570
Brenntag AG	4,792	276,992
Bunzl PLC	10,462	310,930
Finning International Inc.	6,330	123,900
ITOCHU Corp.	47,400	704,081
Marubeni Corp.	52,900	341,713
MISUMI Group Inc.	8,200	187,266
Mitsubishi Corp.	50,000	1,048,416
Mitsui & Company Ltd.	56,700	810,180
Posco Daewoo Corp.	2,030	39,566
Rexel S.A.	10,874	177,664
SK Networks Company Ltd.	6,600	36,053
Sumitomo Corp.	40,000	520,470
Toyota Tsusho Corp.	6,800	203,649
Travis Perkins PLC	9,090	171,798
Triton International Ltd.	766	25,615
Wolseley PLC	8,518	521,467
		6,087,631

Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	83,524
DSV A/S	6,529	400,626
Localiza Rent a Car S.A.	5,402	73,614
Nippon Express Company Ltd.	23,000	143,903
		701,667

Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	45,445
Beijing Enterprises Water Group Ltd.	130,000	100,917	(a)

Cia de Saneamento Basico do Estado de Sao Paulo	13,500	129,000
Consolidated Water Company Ltd.	301	3,732
Guangdong Investment Ltd.	92,000	126,808
Severn Trent PLC	7,131	202,114
United Utilities Group PLC	23,633	266,306
		874,322

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	203,260
America Movil SAB de C.V., Class L	983,589	791,230
Axiata Group Bhd	97,600	109,817
Bharti Airtel Ltd.	29,526	174,084
China Mobile Ltd.	189,000	2,005,861
DiGi.Com Bhd	96,300	112,168
Empresa Nacional de Telecomunicaciones S.A.	4,152	45,079
Far EasTone Telecommunications Company Ltd.	32,000	81,525
Global Telecom Holding SAE	1,382	522	(a)
Globe Telecom Inc.	1,235	50,124
Idea Cellular Ltd.	24,304	32,073
KDDI Corp.	58,600	1,551,575
Maxis Bhd	88,900	114,940
Millicom International Cellular S.A.	2,635	155,453
Mobile TeleSystems PJSC ADR	20,756	173,935
MTN Group Ltd.	50,951	443,695
NTT DOCOMO Inc.	45,800	1,081,004
PLDT Inc.	3,770	134,333
Rogers Communications Inc., Class B	12,199	575,336
Sistema PJSC FC GDR GDR	8,110	33,900
SK Telecom Company Ltd.	72	16,739
SoftBank Group Corp.	26,400	2,137,423
StarHub Ltd.	26,000	51,364
Taiwan Mobile Company Ltd.	43,000	161,851	(a)
Tele2 AB, Class B	11,746	122,828
TIM Participacoes S.A.	31,600	93,372
Turkcell Iletisim Hizmetleri AS	31,681	104,148
Vodacom Group Ltd.	9,090	113,964
Vodafone Group PLC	848,803	2,400,807
XL Axiata Tbk PT	93,500	23,923	(a)
		13,096,333

Total Common Stock
(Cost $577,506,462)		641,466,226

Preferred Stock—0.3%

Auto Parts & Equipment—0.0% *
Schaeffler AG	6,455	92,323

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	136,495
Hyundai Motor Co.	666	65,776
Hyundai Motor Co.	1,448	147,439
Porsche Automobil Holding SE	5,309	297,854
Volkswagen AG	6,160	936,889
		1,584,453

Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	62,965
FUCHS PETROLUB SE	2,446	133,003
LG Chem Ltd.	274	48,375
		244,343

Diversified Banks—0.1%
Banco Bradesco S.A.	96,254	817,792
Bancolombia S.A.	12,485	138,537
Grupo Aval Acciones y Valores S.A.	128,800	52,910
Itau Unibanco Holding S.A.	102,897	1,141,316
Itausa—Investimentos Itau S.A.	137,710	374,902
		2,525,457

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	40,118
Cia Energetica de Minas Gerais	28,508	69,522
Cia Paranaense de Energia, Class B	3,900	28,874
		138,514

Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	109,544

General Merchandise Stores—0.0% *
Lojas Americanas S.A.	26,586	112,338

Household Products—0.0% *
Henkel AG & Company KGaA	5,936	815,822

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	94,385	(a)

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	117,938	440,321	(a)

Integrated Telecommunication Services—0.0% *
Telefonica Brasil S.A.	11,900	161,265

Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,183	40,237

Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	39,596

Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	33,293

Steel—0.0% *
Gerdau S.A.	34,600	107,353
Vale S.A.	54,807	445,139
		552,492

Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Company Ltd.	553	899,957

Total Preferred Stock
(Cost $9,841,096)		7,884,340

Rights—0.0% *

Construction & Engineering—0.0% *
ACS Actividades de Construccion y Servicios S.A.	6,780	5,413	(a)

Integrated Oil & Gas—0.0% *
Repsol S.A.	37,864	17,274	(a)
Total Rights
(Cost $23,744)		22,687
Total Foreign Equity
(Cost $587,371,302)		649,373,253

		Principal Amount	Fair Value
Bonds and Notes—29.3%
U.S. Treasuries—10.2%
U.S. Treasury Bonds
2.25%	08/15/46	$1,100,000	970,234
2.50%	02/15/45 - 05/15/46	4,510,000	4,207,039
2.75%	11/15/42	650,000	643,144
2.88%	08/15/45 - 11/15/46	1,800,000	1,812,882
3.00%	05/15/42 - 05/15/47	12,800,000	13,241,591
3.13%	08/15/44	2,000,000	2,115,938
3.38%	05/15/44	2,900,000	3,208,238
3.63%	08/15/43 - 02/15/44	1,740,000	2,006,568
3.75%	11/15/43	1,400,000	1,647,789
4.38%	02/15/38 - 11/15/39	1,000,000	1,275,723
4.50%	02/15/36	2,000,000	2,584,766
4.63%	02/15/40	500,000	659,981
5.25%	02/15/29	200,000	258,344
5.50%	08/15/28	1,450,000	1,896,442
6.00%	02/15/26	1,827,000	2,368,106
6.38%	08/15/27	200,000	273,523
7.63%	11/15/22 - 02/15/25	500,000	664,109
7.88%	02/15/21	2,000,000	2,432,032
8.75%	05/15/20	3,000,000	3,607,266
9.00%	11/15/18	3,000,000	3,313,593

U.S. Treasury Notes
0.75%	08/31/18	2,000,000	1,986,796
1.00%	10/15/19	3,500,000	3,467,051
1.13%	12/31/19 - 09/30/21	17,000,000	16,759,199
1.25%	10/31/18 - 10/31/21	15,500,000	15,370,141
1.38%	07/31/18 - 05/31/21	15,500,000	15,419,512
1.50%	11/30/19 - 08/15/26	15,900,000	15,682,604
1.63%	04/30/19 - 05/15/26	19,240,000	18,959,580
1.75%	10/31/20 - 09/30/22	18,600,000	18,580,688
1.88%	01/31/22 - 04/30/22	10,000,000	10,005,979
2.00%	07/31/20 - 11/15/26	28,844,000	28,765,930
2.13%	08/31/20 - 11/30/23	9,600,000	9,702,666
2.25%	03/31/21 - 02/15/27	12,190,000	12,260,487
2.38%	12/31/20 - 05/15/27	8,500,000	8,642,215
2.50%	05/15/24	2,500,000	2,560,742
2.63%	08/15/20 - 11/15/20	3,885,000	4,008,294
3.13%	05/15/21	4,000,000	4,208,280
3.63%	02/15/21	700,000	747,606
			236,315,078

U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,042,459

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	604,743
2.60%	10/25/23	120,153	122,271
2.75%	01/25/26	300,000	299,963
2.79%	10/25/20	32,430	32,871
2.87%	12/25/21	800,000	823,689
3.06%	07/25/23	600,000	620,938	(e)

3.30%	04/25/23	100,000	104,797	(e)
3.39%	03/25/24	200,000	210,597
3.40%	07/25/19	82,348	83,994
3.41%	05/25/19	150,424	152,941
3.49%	01/25/24	300,000	317,626
3.53%	07/25/23	800,000	848,214	(e)
3.97%	01/25/21	200,000	212,739	(e)
4.25%	01/25/20	100,000	105,495
4.33%	10/25/20	450,000	481,924	(e)
5.09%	03/25/19	100,000	104,554

Federal National Mortgage Assoc.
2.78%	06/25/21	423,613	431,381	(e)
			5,558,737

Agency Mortgage Backed—8.8%
Federal Home Loan Banks
1.25%	01/16/19	1,800,000	1,796,393
1.38%	05/28/19 - 11/15/19	2,020,000	2,015,569
2.25%	09/07/22	500,000	500,269

Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,105,624
1.25%	10/02/19	1,500,000	1,492,568
2.38%	01/13/22	2,100,000	2,143,924
2.50%	07/01/28 - 02/01/32	4,157,400	4,183,844
2.51%	11/25/22	300,000	302,795
3.00%	05/01/30 - 03/01/47	15,663,743	15,793,135
3.50%	03/01/26 - 03/01/47	12,210,955	12,566,749
4.00%	06/01/42 - 05/01/46	6,663,555	7,023,465
4.50%	05/01/42 - 01/01/45	107,609	115,851
5.00%	12/01/22 - 06/01/41	2,563,158	2,790,852
5.50%	01/01/38 - 04/01/39	491,189	557,888
6.00%	06/01/37 - 11/01/37	474,676	546,249
6.25%	07/15/32	250,000	355,720
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
1.73%	06/01/43	186,649	192,079	(e)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.51%	08/01/43	248,722	251,526	(e)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.46%	05/01/43	652,670	661,258	(e)
Federal National Mortgage Assoc.
1.88%	09/24/26	1,000,000	948,326
2.13%	04/24/26	700,000	681,650
2.50%	02/01/28 - 11/01/31	6,815,299	6,880,191
2.68%	05/25/21	100,000	102,270	(e)
3.00%	01/01/28 - 02/01/47	29,020,885	29,258,799
3.50%	01/01/27 - 02/01/47	27,551,484	28,419,192
4.00%	10/01/41 - 03/01/47	13,554,045	14,303,580
4.50%	11/01/18 - 03/01/46	8,956,924	9,677,024
5.00%	12/01/39 - 06/01/41	2,232,890	2,470,879
5.50%	12/01/35 - 04/01/38	3,204,235	3,588,821

6.00%	03/01/34 - 08/01/37	2,220,822	2,520,420
6.63%	11/15/30	100,000	143,088
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
1.89%	04/01/43	366,308	375,884	(e)
Federal National Mortgage Assoc. TBA
2.50%	TBA	250,000	251,250	(f)
3.00%	TBA	525,000	524,180	(f)
Government National Mortgage Assoc.
2.50%	05/20/45	306,287	298,477
3.00%	10/15/42 - 06/20/47	15,463,002	15,645,865
3.50%	03/20/45 - 05/20/47	19,889,275	20,618,259
4.00%	12/20/40 - 06/20/47	7,569,426	7,998,178
4.50%	05/20/40	1,740,526	1,869,722
5.00%	08/15/41	2,707,971	2,976,453
			203,948,266

Asset Backed—0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	501,098
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	495,443
Citibank Credit Card Issuance Trust
1.92%	04/07/22	500,000	500,531
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	1,001,197
Ford Credit Auto Owner Trust 2016-C
1.22%	03/15/21	1,000,000	991,983
Nissan Auto Receivables 2016-B Owner Trust
1.32%	01/15/21	510,000	507,787
			3,998,039

Corporate Notes—8.9%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	199,541
4.75%	11/15/46	200,000	213,747
6.65%	11/15/37	579,000	764,678
3M Co.
3.00%	08/07/25	250,000	253,275
Abbott Laboratories
2.55%	03/15/22	430,000	426,691
2.90%	11/30/21	200,000	201,903
3.75%	11/30/26	200,000	204,183
4.75%	11/30/36	200,000	217,937
4.90%	11/30/46	200,000	221,042
AbbVie Inc.
2.30%	05/14/21	200,000	199,485
4.30%	05/14/36	200,000	203,768
4.40%	11/06/42	250,000	256,454
4.50%	05/14/35	70,000	73,904
4.70%	05/14/45	250,000	266,029
Actavis Inc.
3.25%	10/01/22	500,000	510,799
Adobe Systems Inc.
3.25%	02/01/25	70,000	71,553
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	500,000	520,536
Aetna Inc.
2.75%	11/15/22	500,000	501,700
Aflac Inc.
3.63%	11/15/24	250,000	261,824

African Development Bank
1.00%	11/02/18	500,000	496,990
Agrium Inc.
6.75%	01/15/19	800,000	853,214
Air Lease Corp.
3.88%	04/01/21	200,000	208,607
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	203,985
Allergan Funding SCS
4.75%	03/15/45	350,000	378,337
Alphabet Inc.
3.38%	02/25/24	225,000	236,557
Altria Group Inc.
2.63%	09/16/26	200,000	192,578
4.25%	08/09/42	413,000	427,451
5.38%	01/31/44	70,000	84,494
Amazon.com Inc.
4.80%	12/05/34	250,000	288,103
America Movil SAB de C.V.
3.13%	07/16/22	750,000	764,318
American Express Co.
3.63%	12/05/24	250,000	255,837
American Express Credit Corp.
1.88%	05/03/19	200,000	200,078
American Honda Finance Corp.
2.15%	03/13/20	200,000	200,858
American International Group Inc.
4.50%	07/16/44	250,000	254,568
4.88%	06/01/22	500,000	548,566
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	512,726
Amgen Inc.
4.66%	06/15/51	655,000	694,807
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	505,289
Analog Devices Inc.
2.50%	12/05/21	200,000	200,160
3.50%	12/05/26	200,000	201,578
Anheuser-Busch InBev Finance Inc.
2.15%	02/01/19	200,000	201,271
2.65%	02/01/21	200,000	202,665
3.65%	02/01/26	200,000	206,074
3.70%	02/01/24	500,000	523,175
4.90%	02/01/46	420,000	474,697
Anheuser-Busch InBev Worldwide Inc.
2.20%	08/01/18	200,000	201,219
2.50%	07/15/22	892,000	890,633
7.75%	01/15/19	200,000	217,598
Anthem Inc.
3.30%	01/15/23	500,000	509,886
3.70%	08/15/21	237,000	247,190
Apache Corp.
5.10%	09/01/40	250,000	255,717
Apple Inc.
1.10%	08/02/19	250,000	247,340
1.70%	02/22/19	200,000	200,556
2.25%	02/23/21	200,000	201,308
2.50%	02/09/22	300,000	302,625
3.25%	02/23/26	160,000	162,881

4.38%	05/13/45	465,000	503,473
4.50%	02/23/36	300,000	337,012
4.65%	02/23/46	185,000	207,670
Applied Materials Inc.
3.90%	10/01/25	160,000	170,470
Arch Capital Finance LLC
4.01%	12/15/26	100,000	103,166
5.03%	12/15/46	200,000	222,661
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	384,674
Arrow Electronics Inc.
4.00%	04/01/25	40,000	40,753
Asian Development Bank
0.88%	10/05/18	400,000	397,284
1.38%	01/15/19	800,000	798,804
1.75%	01/10/20	200,000	200,569
2.13%	03/19/25	500,000	490,586
AstraZeneca PLC
6.45%	09/15/37	250,000	337,047
AT&T Inc.
2.30%	03/11/19	200,000	201,193
2.38%	11/27/18	300,000	302,083
2.45%	06/30/20	200,000	200,985
2.80%	02/17/21	200,000	202,105
3.60%	02/17/23	500,000	511,666
4.35%	06/15/45	450,000	418,227
4.50%	05/15/35 - 03/09/48	595,000	564,913
4.75%	05/15/46	250,000	245,487
5.15%	03/15/42	250,000	255,614
5.55%	08/15/41	454,000	493,912
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	200,098
3.70%	11/16/25	250,000	262,353
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	116,935
AXA S.A.
8.60%	12/15/30	100,000	141,000
Baidu Inc.
3.25%	08/06/18	205,000	207,444
Banco Santander S.A.
4.25%	04/11/27	300,000	311,385
Bank of America Corp.
2.15%	11/09/20	200,000	199,077
3.50%	04/19/26	145,000	145,508
3.88%	08/01/25	250,000	258,652
3.95%	04/21/25	155,000	157,066
4.00%	04/01/24	350,000	366,782
4.13%	01/22/24	500,000	527,668
4.18%	11/25/27	200,000	203,438
5.70%	01/24/22	1,071,000	1,210,067
6.11%	01/29/37	250,000	306,317
Bank of Montreal
2.10%	12/12/19	200,000	200,437
Barclays PLC
3.65%	03/16/25	500,000	497,514
4.84%	05/09/28	200,000	204,479
Baxalta Inc.
4.00%	06/23/25	100,000	104,311

Baxter International Inc.
2.60%	08/15/26	230,000	218,894
Becton Dickinson and Co.
3.73%	12/15/24	50,000	50,824
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	148,855
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	643,041
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	350,000	347,474
3.00%	05/15/22	200,000	206,300
Berkshire Hathaway Inc.
1.15%	08/15/18	500,000	498,200
Biogen Inc.
4.05%	09/15/25	80,000	84,471
5.20%	09/15/45	150,000	171,353
BNP Paribas S.A.
2.40%	12/12/18	250,000	252,125
Boeing Capital Corp.
4.70%	10/27/19	250,000	266,731
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	262,986
Boston Scientific Corp.
2.65%	10/01/18	500,000	504,603
4.13%	10/01/23	100,000	105,822
BP Capital Markets PLC
2.32%	02/13/20	250,000	252,277
2.50%	11/06/22	500,000	495,190
2.52%	01/15/20	115,000	116,594
3.06%	03/17/22	210,000	214,632
3.22%	11/28/23	200,000	203,085
BPCE S.A.
4.00%	04/15/24	250,000	264,742
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	100,372
2.63%	01/15/22	100,000	101,144
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	491,490
British Telecommunications PLC
9.13%	12/15/30	250,000	380,165
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	400,000	400,555	(d)
3.00%	01/15/22	100,000	100,883	(d)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	78,773
Buckeye Partners LP
4.15%	07/01/23	250,000	256,714
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	632,156
Canadian National Railway Co.
2.95%	11/21/24	305,000	310,455
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	253,029
3.85%	06/01/27	100,000	99,425
3.90%	02/01/25	250,000	253,092
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	247,789
Capital One Bank USA NA
2.30%	06/05/19	250,000	250,238

Capital One Financial Corp.
2.50%	05/12/20	200,000	200,852
3.75%	07/28/26 - 03/09/27	430,000	423,759
4.20%	10/29/25	90,000	90,759
Capital One NA
2.35%	08/17/18	315,000	316,274
Cardinal Health Inc.
3.20%	03/15/23	500,000	509,784
Caterpillar Financial Services Corp.
2.10%	01/10/20	100,000	100,658
3.25%	12/01/24	350,000	358,848
CBL & Associates LP
5.95%	12/15/26	200,000	198,063
CBS Corp.
3.38%	03/01/22	250,000	257,918
4.00%	01/15/26	250,000	258,717
Celgene Corp.
2.13%	08/15/18	200,000	200,777
5.00%	08/15/45	150,000	169,133
5.25%	08/15/43	220,000	246,901
Cenovus Energy Inc.
3.00%	08/15/22	35,000	33,461
4.25%	04/15/27	200,000	190,545	(d)
4.45%	09/15/42	75,000	61,137
5.70%	10/15/19	50,000	52,770
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	280,214
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	206,659
4.46%	07/23/22	200,000	213,070
4.91%	07/23/25	235,000	253,897
6.48%	10/23/45	250,000	300,426
Chevron Corp.
2.19%	11/15/19	55,000	55,545
2.41%	03/03/22	145,000	145,538
2.43%	06/24/20	75,000	76,078
2.95%	05/16/26	100,000	99,261
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	250,173
4.35%	11/03/45	200,000	219,623
Cigna Corp.
5.38%	02/15/42	250,000	300,980
Cintas Corporation No. 2
3.70%	04/01/27	200,000	206,270
Cisco Systems Inc.
2.13%	03/01/19	200,000	201,628
2.90%	03/04/21	125,000	128,547
5.90%	02/15/39	500,000	650,915
Citigroup Inc.
2.45%	01/10/20	100,000	100,595
2.65%	10/26/20	750,000	757,111
2.90%	12/08/21	200,000	202,006
3.88%	03/26/25	250,000	251,567
4.30%	11/20/26	200,000	205,449
4.45%	09/29/27	250,000	260,033
4.75%	05/18/46	200,000	210,235
5.88%	01/30/42	272,000	343,210
6.13%	08/25/36	255,000	313,953

CME Group Inc.
3.00%	03/15/25	250,000	252,256
CNA Financial Corp.
5.88%	08/15/20	581,000	639,796
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	259,141
Comcast Corp.
4.25%	01/15/33	1,000,000	1,066,848
5.15%	03/01/20	500,000	541,735
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	352,275
Commonwealth Edison Co.
4.60%	08/15/43	250,000	279,101
4.70%	01/15/44	175,000	199,263
Compass Bank
3.88%	04/10/25	250,000	249,052
ConocoPhillips
6.50%	02/01/39	500,000	660,593
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	200,000	203,192
3.95%	03/01/43	250,000	253,175
Constellation Brands Inc.
3.50%	05/09/27	100,000	99,917
3.88%	11/15/19	15,000	15,582
4.25%	05/01/23	270,000	287,403
4.75%	11/15/24	200,000	218,022
6.00%	05/01/22	220,000	250,908
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	251,605
2.50%	01/19/21	250,000	251,458
2.75%	01/10/22	100,000	101,510
3.95%	11/09/22	500,000	522,143
4.63%	12/01/23	250,000	269,371
Corning Inc.
2.90%	05/15/22	255,000	258,300
Corporation Andina de Fomento
2.13%	09/27/21	300,000	298,254
4.38%	06/15/22	250,000	270,330
Costco Wholesale Corp.
2.25%	02/15/22	85,000	85,130
3.00%	05/18/27	100,000	99,742
Credit Suisse AG
2.30%	05/28/19	350,000	352,316
3.63%	09/09/24	250,000	258,272
5.30%	08/13/19	500,000	534,077
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	275,550
CSX Corp.
2.60%	11/01/26	200,000	192,528
4.10%	03/15/44	318,000	326,476
CVS Health Corp.
2.25%	12/05/18	200,000	201,242
2.75%	12/01/22	500,000	500,563
3.38%	08/12/24	250,000	254,153
Deere & Co.
3.90%	06/09/42	471,000	492,353
Dell International LLC/EMC Corp.
3.48%	06/01/19	200,000	204,683	(d)
6.02%	06/15/26	190,000	209,306	(d)

8.10%	07/15/36	200,000	251,613	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	211,826
Delphi Corp.
4.15%	03/15/24	150,000	157,533
Deutsche Bank AG
2.95%	08/20/20	250,000	251,461
3.38%	05/12/21	250,000	253,184
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	370,813
Devon Energy Corp.
3.25%	05/15/22	500,000	496,866
5.00%	06/15/45	100,000	101,998
Diageo Investment Corp.
2.88%	05/11/22	500,000	512,150
Discover Bank
4.20%	08/08/23	350,000	368,065
Discovery Communications LLC
3.25%	04/01/23	325,000	320,366
3.45%	03/15/25	135,000	131,420
Dominion Energy Inc.
2.58%	07/01/20	100,000	100,509
Dr Pepper Snapple Group Inc.
3.13%	12/15/23	200,000	203,050
3.43%	06/15/27	200,000	201,415
DTE Electric Co.
3.70%	03/15/45	145,000	143,193
DTE Energy Co.
3.85%	12/01/23	250,000	260,191
Duke Energy Corp.
3.05%	08/15/22	539,000	550,195
Duke Energy Florida LLC
3.20%	01/15/27	300,000	303,871
3.40%	10/01/46	400,000	371,855
Eaton Vance Corp.
3.50%	04/06/27	300,000	302,922
eBay Inc.
3.80%	03/09/22	145,000	151,509
Ecopetrol S.A.
4.13%	01/16/25	250,000	245,000
7.63%	07/23/19	345,000	381,225
Eli Lilly & Co.
2.75%	06/01/25	45,000	44,956
Emera US Finance LP
3.55%	06/15/26	60,000	60,145
Emerson Electric Co.
2.63%	02/15/23	500,000	503,407
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	142,610
Enbridge Inc.
3.50%	06/10/24	65,000	64,977
Energy Transfer LP
6.50%	02/01/42	250,000	279,574
6.70%	07/01/18	701,000	732,432
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	151,595
Entergy Louisiana LLC
4.05%	09/01/23	250,000	267,578

Enterprise Products Operating LLC
3.70%	02/15/26	35,000	35,651
3.90%	02/15/24	175,000	182,036
4.45%	02/15/43	442,000	439,837
EOG Resources Inc.
2.45%	04/01/20	175,000	175,529
3.15%	04/01/25	80,000	78,682
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	251,026
Essex Portfolio LP
3.63%	05/01/27	300,000	299,293
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	195,764
European Investment Bank
1.25%	05/15/19	300,000	298,331
1.38%	09/15/21	1,000,000	974,733
1.63%	12/15/20	1,000,000	992,700
3.25%	01/29/24	1,000,000	1,056,057
Eversource Energy
3.15%	01/15/25	125,000	125,375
Exelon Generation Company LLC
2.95%	01/15/20	250,000	254,437
Export-Import Bank of Korea
2.38%	08/12/19	500,000	502,252
Express Scripts Holding Co.
4.75%	11/15/21	474,000	512,174
Exxon Mobil Corp.
1.71%	03/01/19	200,000	200,570
2.71%	03/06/25	250,000	248,254
3.04%	03/01/26	50,000	50,433
3.18%	03/15/24	250,000	256,700
FedEx Corp.
4.75%	11/15/45	195,000	210,869
Fifth Third Bank
2.88%	10/01/21	230,000	234,342
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,552
7.38%	11/15/31	55,000	72,348
Florida Power & Light Co.
4.13%	02/01/42	500,000	530,315
FMS Wertmanagement AoeR
1.75%	01/24/20	200,000	200,201
Ford Motor Co.
4.35%	12/08/26	200,000	205,972
4.75%	01/15/43	450,000	434,927
5.29%	12/08/46	300,000	308,302
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	250,200
2.60%	11/04/19	250,000	251,674
2.68%	01/09/20	100,000	100,665
3.22%	01/09/22	250,000	252,196
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	503,953
General Electric Co.
5.50%	01/08/20	500,000	544,587
6.75%	03/15/32	500,000	685,425
General Mills Inc.
3.65%	02/15/24	250,000	260,501

General Motors Co.
3.50%	10/02/18	200,000	203,517
5.20%	04/01/45	250,000	245,588
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	152,563
3.45%	01/14/22	100,000	101,654
3.70%	05/09/23	200,000	203,066
4.35%	01/17/27	100,000	101,241
4.38%	09/25/21	100,000	105,793
5.25%	03/01/26	155,000	167,433
Georgia Power Co.
4.30%	03/15/42	472,000	484,695
Georgia-Pacific LLC
8.88%	05/15/31	150,000	230,323
Gilead Sciences Inc.
1.85%	09/04/18	200,000	200,476
3.70%	04/01/24	500,000	519,665
4.80%	04/01/44	250,000	272,794
Great Plains Energy Inc.
4.85%	06/01/21	504,000	537,059
Halliburton Co.
3.50%	08/01/23	900,000	926,230
Harris Corp.
3.83%	04/27/25	250,000	258,807
4.85%	04/27/35	40,000	43,844
HCP Inc. (REIT)
2.63%	02/01/20	500,000	503,636
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	264,531
Honeywell International Inc.
3.35%	12/01/23	300,000	312,031
Hospitality Properties Trust
4.65%	03/15/24	250,000	260,193
HP Inc.
6.00%	09/15/41	262,000	277,836
HSBC Bank USA NA
5.88%	11/01/34	500,000	615,307
HSBC Finance Corp.
6.68%	01/15/21	250,000	281,718
HSBC Holdings PLC
3.90%	05/25/26	250,000	258,076
5.10%	04/05/21	1,000,000	1,087,109
HSBC USA Inc.
2.38%	11/13/19	350,000	352,941
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	254,909
Husky Energy Inc.
4.00%	04/15/24	100,000	101,410
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	195,333
3.50%	03/01/24	250,000	261,944
ING Groep N.V.
3.95%	03/29/27	200,000	207,991
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	216,067
Intel Corp.
2.60%	05/19/26	250,000	241,851
4.10%	05/11/47	100,000	103,682
4.25%	12/15/42	186,000	197,082

Inter-American Development Bank
1.00%	05/13/19	800,000	791,517
1.25%	09/14/21	400,000	388,458
2.13%	01/15/25	500,000	489,994
3.00%	02/21/24	500,000	520,868
International Bank for Reconstruction & Development
0.88%	07/19/18 - 08/15/19	1,000,000	990,183
1.88%	04/21/20	500,000	502,303
2.25%	06/24/21	1,000,000	1,011,249
2.50%	07/29/25	500,000	501,270
International Business Machines Corp.
2.50%	01/27/22	300,000	302,825
4.00%	06/20/42	500,000	500,049
International Finance Corp.
1.25%	07/16/18	500,000	499,253
International Paper Co.
3.65%	06/15/24	500,000	515,270
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	204,941
Invesco Finance PLC
3.13%	11/30/22	500,000	509,395
Jabil Inc.
4.70%	09/15/22	223,000	236,900
Jefferies Group LLC
5.13%	01/20/23	250,000	272,206
John Deere Capital Corp.
1.65%	10/15/18	200,000	200,098
1.95%	12/13/18	500,000	502,515
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	429,061
4.38%	12/05/33	250,000	284,632
Johnson Controls International PLC
3.63%	07/02/24	80,000	82,816	(g)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	250,759
2.75%	06/23/20	250,000	254,229
2.97%	01/15/23	200,000	202,354
3.13%	01/23/25	250,000	248,559
3.25%	09/23/22	436,000	446,769
3.38%	05/01/23	250,000	253,656
4.50%	01/24/22	703,000	761,163
6.30%	04/23/19	600,000	645,785
6.40%	05/15/38	500,000	670,671
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	103,771
Kansas City Power & Light Co.
4.20%	06/15/47	200,000	203,987
Kellogg Co.
2.65%	12/01/23	200,000	196,612
KeyCorp
2.30%	12/13/18	170,000	170,923
2.90%	09/15/20	125,000	127,152
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	221,121
3.20%	07/30/46	125,000	113,747
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	745,053
5.00%	08/15/42	442,000	432,615

Kinder Morgan Inc.
4.30%	06/01/25	115,000	119,573
5.05%	02/15/46	150,000	150,830
5.30%	12/01/34	300,000	309,199
KLA-Tencor Corp.
4.65%	11/01/24	215,000	232,211
Koninklijke Philips N.V.
3.75%	03/15/22	250,000	263,515
Kraft Heinz Foods Co.
2.00%	07/02/18	200,000	200,508
5.00%	06/04/42	300,000	317,110
5.20%	07/15/45	150,000	162,651
Kreditanstalt fuer Wiederaufbau
1.00%	09/07/18	400,000	397,969
1.25%	09/13/18	200,000	199,556
1.50%	02/06/19 - 06/15/21	700,000	692,163
1.63%	05/29/20	300,000	299,019
2.00%	10/04/22 - 05/02/25	1,250,000	1,238,406
4.50%	07/16/18	1,567,000	1,616,392
L3 Technologies Inc.
3.85%	12/15/26	200,000	206,192
5.20%	10/15/19	300,000	320,266
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	208,088
Lam Research Corp.
3.80%	03/15/25	115,000	117,431
Landwirtschaftliche Rentenbank
1.88%	09/17/18	500,000	502,523
Lincoln National Corp.
3.63%	12/12/26	200,000	200,856
4.20%	03/15/22	317,000	337,310
Lloyds Bank PLC
2.70%	08/17/20	250,000	253,542
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	100,977
4.65%	03/24/26	250,000	260,522
Lockheed Martin Corp.
3.60%	03/01/35	55,000	54,330
4.25%	11/15/19	300,000	315,931
4.70%	05/15/46	250,000	281,317
Loews Corp.
2.63%	05/15/23	400,000	396,963
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	221,104
3.12%	04/15/22	500,000	516,983
3.38%	09/15/25	30,000	30,991
4.05%	05/03/47	100,000	101,854
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	282,398
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	495,876
Masco Corp.
3.50%	04/01/21	60,000	61,652
4.38%	04/01/26	40,000	42,668
Mastercard Inc.
2.00%	11/21/21	200,000	198,681
2.95%	11/21/26	200,000	200,590

McDonald’s Corp.
1.88%	05/29/19	500,000	499,913
3.70%	02/15/42	250,000	234,159
McKesson Corp.
3.80%	03/15/24	250,000	260,151
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	118,617
Medtronic Inc.
3.63%	03/15/24	200,000	210,486
4.50%	03/15/42	250,000	270,175
4.63%	03/15/44 - 03/15/45	400,000	447,122
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	401,935
Merck & Company Inc.
2.40%	09/15/22	878,000	883,765
2.75%	02/10/25	70,000	69,717
MetLife Inc.
4.13%	08/13/42	250,000	256,106
6.50%	12/15/32	250,000	324,995
Microsoft Corp.
1.10%	08/08/19	200,000	197,638
1.30%	11/03/18	200,000	199,562
1.55%	08/08/21	500,000	489,165
2.40%	02/06/22 - 08/08/26	500,000	495,284
2.88%	02/06/24	300,000	304,804
3.45%	08/08/36	200,000	200,366
3.50%	02/12/35	65,000	65,610
3.75%	05/01/43	300,000	299,432
4.45%	11/03/45	425,000	473,576
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	240,869
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	91,385
Monsanto Co.
3.95%	04/15/45	150,000	142,024
4.20%	07/15/34	70,000	71,251
Moody’s Corp.
4.88%	02/15/24	250,000	275,239
Morgan Stanley
2.38%	07/23/19	350,000	352,439
2.63%	11/17/21	200,000	199,685
2.80%	06/16/20	230,000	233,421
3.13%	07/27/26	250,000	243,087
3.95%	04/23/27	250,000	251,598
4.00%	07/23/25	95,000	99,164
4.10%	05/22/23	250,000	260,956
4.35%	09/08/26	250,000	259,936
4.88%	11/01/22	250,000	271,404
5.50%	07/28/21	398,000	441,284
Motorola Solutions Inc.
3.50%	09/01/21	250,000	257,101
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	245,826
Nabors Industries Inc.
5.50%	01/15/23	200,000	189,500	(d)
National Australia Bank Ltd.
2.13%	05/22/20	250,000	250,067
2.25%	01/10/20	100,000	100,300

2.30%	07/25/18	500,000	502,914
2.80%	01/10/22	100,000	101,037
National Retail Properties Inc.
3.60%	12/15/26	200,000	198,392
NetApp Inc.
3.38%	06/15/21	210,000	215,399
Newmont Mining Corp.
3.50%	03/15/22	250,000	258,502
Nexen Energy ULC
6.40%	05/15/37	500,000	636,958
NIKE Inc.
2.38%	11/01/26	250,000	237,190
NiSource Finance Corp.
4.38%	05/15/47	100,000	103,260
Noble Energy Inc.
8.25%	03/01/19	500,000	548,492
Nordic Investment Bank
0.88%	09/27/18	300,000	297,834
Norfolk Southern Corp.
4.80%	08/15/43	250,000	282,488
Novartis Capital Corp.
2.40%	09/21/22	552,000	554,287
3.00%	11/20/25	250,000	252,600
NSTAR Electric Co.
3.20%	05/15/27	100,000	100,663
Occidental Petroleum Corp.
3.00%	02/15/27	200,000	194,773
3.40%	04/15/26	140,000	141,280
4.10%	02/15/47	200,000	199,477
Oesterreichische Kontrollbank AG
1.13%	04/26/19	200,000	198,203
1.75%	01/24/20	200,000	200,171
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	199,968
Omnicom Group Inc.
3.63%	05/01/22	500,000	521,819
ONEOK Partners LP
6.13%	02/01/41	312,000	356,213
Oracle Corp.
1.90%	09/15/21	200,000	198,221
2.25%	10/08/19	250,000	253,092
2.65%	07/15/26	300,000	287,900
3.25%	05/15/30	250,000	251,248
3.63%	07/15/23	125,000	131,858
4.00%	07/15/46	200,000	202,282
4.30%	07/08/34	500,000	543,079
Orange S.A.
9.00%	03/01/31	250,000	378,186
Owens Corning
4.20%	12/15/22	250,000	263,739
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	789,212
PacifiCorp
6.25%	10/15/37	153,000	203,367
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	372,808
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	203,855

PepsiCo Inc.
1.85%	04/30/20	250,000	249,823
2.75%	03/01/23	250,000	253,229
4.45%	04/14/46	250,000	272,917
Petroleos Mexicanos
4.50%	01/23/26	100,000	97,203
5.38%	03/13/22	300,000	315,825	(d)
5.50%	01/21/21 - 06/27/44	558,000	575,772
6.38%	01/23/45	250,000	243,750
6.50%	03/13/27	200,000	214,850	(d)
6.50%	06/02/41	167,000	165,831
6.75%	09/21/47	113,000	114,116
6.88%	08/04/26	250,000	277,000
Pfizer Inc.
1.70%	12/15/19	400,000	400,656
2.20%	12/15/21	200,000	200,358
3.00%	12/15/26	200,000	200,580
4.00%	12/15/36	100,000	105,773
4.13%	12/15/46	200,000	212,448
4.30%	06/15/43	350,000	375,950
Philip Morris International Inc.
2.00%	02/21/20	300,000	300,619
3.88%	08/21/42	442,000	433,937
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	503,264
4.50%	12/15/26	200,000	202,290
PNC Bank NA
1.70%	12/07/18	500,000	499,951
2.00%	05/19/20	200,000	199,676
2.55%	12/09/21	250,000	251,598
2.95%	02/23/25	400,000	399,076
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	253,207
4.00%	12/15/26	200,000	206,243
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	513,784
President & Fellows of Harvard College
3.15%	07/15/46	50,000	47,863
Principal Financial Group Inc.
3.40%	05/15/25	250,000	255,172
Prologis LP (REIT)
4.25%	08/15/23	250,000	269,846
Prudential Financial Inc.
5.63%	05/12/41	225,000	271,928
7.38%	06/15/19	350,000	385,807
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	495,977
Puget Energy Inc.
3.65%	05/15/25	300,000	300,572
QUALCOMM Inc.
1.85%	05/20/19	200,000	200,464
4.30%	05/20/47	100,000	102,088
4.65%	05/20/35	150,000	163,641
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	152,359
4.25%	04/01/24	250,000	263,748
Qwest Corp.
6.75%	12/01/21	500,000	552,328

Raytheon Co.
3.15%	12/15/24	90,000	92,476
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	540,768
Regions Bank
2.25%	09/14/18	250,000	251,021
Republic Services Inc.
3.20%	03/15/25	250,000	251,989
5.50%	09/15/19	500,000	536,825
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	650,000	769,520
Rogers Communications Inc.
2.90%	11/15/26	200,000	192,620
3.00%	03/15/23	250,000	251,467
3.63%	12/15/25	60,000	61,433
Roper Technologies Inc.
3.80%	12/15/26	200,000	205,512
Royal Bank of Canada
1.80%	07/30/18	200,000	200,259
2.15%	03/06/20	250,000	250,657
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	203,960
S&P Global Inc.
4.40%	02/15/26	250,000	268,784
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	339,569
5.75%	05/15/24	135,000	150,335
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	526,900
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	149,606
Santander UK PLC
2.38%	03/16/20	250,000	251,451
3.05%	08/23/18	250,000	253,138
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	259,062
Seagate HDD Cayman
3.75%	11/15/18	125,000	128,000
4.75%	06/01/23	250,000	260,625
Sempra Energy
4.05%	12/01/23	250,000	263,634
Shell International Finance BV
1.63%	11/10/18	200,000	200,143
2.00%	11/15/18	225,000	226,448
4.00%	05/10/46	250,000	247,356
4.13%	05/11/35	250,000	260,585
4.38%	03/25/20	500,000	532,068
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	146,694
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	618,517
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	165,977
Southern California Edison Co.
3.60%	02/01/45	425,000	414,043
Southern Copper Corp.
5.88%	04/23/45	255,000	273,287
Southwest Airlines Co.
3.00%	11/15/26	200,000	193,997

Spectra Energy Capital LLC
3.30%	03/15/23	250,000	250,904
Spectra Energy Partners LP
3.50%	03/15/25	250,000	247,471
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	253,419
Statoil ASA
2.45%	01/17/23	750,000	742,895
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	251,530
2.50%	07/19/18	500,000	503,714
Sumitomo Mitsui Financial Group Inc.
3.01%	10/19/26	500,000	489,297
Suncor Energy Inc.
6.85%	06/01/39	250,000	333,750
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	281,174
SunTrust Bank
2.25%	01/31/20	100,000	100,424
SunTrust Banks Inc.
2.35%	11/01/18	350,000	352,099
Svensk Exportkredit AB
1.75%	05/18/20	200,000	199,679
Target Corp.
4.00%	07/01/42	500,000	494,585
TC PipeLines LP
3.90%	05/25/27	100,000	99,791
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	255,796
Telefonica Emisiones SAU
5.88%	07/15/19	500,000	537,232
Tesoro Corp.
4.75%	12/15/23	50,000	53,845	(d)
5.13%	12/15/26	50,000	54,380	(d)
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	300,000	299,297
1.70%	07/19/19	300,000	297,328
3.15%	10/01/26	300,000	284,933
Texas Instruments Inc.
1.75%	05/01/20	250,000	248,962
The Allstate Corp.
3.28%	12/15/26	100,000	101,504
4.20%	12/15/46	100,000	104,516
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	250,000	273,750	(e)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	504,172
2.80%	05/04/26	30,000	29,299
3.00%	02/24/25	105,000	104,824
The Bank of Nova Scotia
1.95%	01/15/19	250,000	250,518
2.05%	10/30/18	250,000	251,069
The Board of Trustees of The Leland Stanford Junior University
3.65%	05/01/48	200,000	209,073
The Boeing Co.
3.38%	06/15/46	150,000	144,203
The Clorox Co.
3.50%	12/15/24	250,000	258,625

The Coca-Cola Co.
2.45%	11/01/20	300,000	305,093
The Dow Chemical Co.
3.00%	11/15/22	437,000	445,367
4.38%	11/15/42	437,000	451,965
The Goldman Sachs Group Inc.
2.30%	12/13/19	200,000	200,521
2.75%	09/15/20	750,000	758,974
3.00%	04/26/22	100,000	100,925
3.50%	11/16/26	250,000	248,700
3.85%	07/08/24	250,000	259,499
5.75%	01/24/22	500,000	562,879
6.25%	02/01/41	350,000	457,756
6.75%	10/01/37	700,000	910,657
The Home Depot Inc.
2.13%	09/15/26	245,000	229,065
2.63%	06/01/22	190,000	192,851
4.20%	04/01/43	250,000	265,811
4.40%	04/01/21	500,000	538,859
The Kroger Co.
3.85%	08/01/23	500,000	521,163
The Procter & Gamble Co.
1.70%	11/03/21	200,000	197,364
2.45%	11/03/26	200,000	195,467
The Progressive Corp.
4.35%	04/25/44	100,000	107,583
The Sherwin-Williams Co.
3.45%	06/01/27	100,000	100,712
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	400,000	421,849	(e)
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	251,866
2.63%	09/10/18	250,000	252,760
The Travelers Companies Inc.
4.00%	05/30/47	200,000	204,508
5.35%	11/01/40	150,000	184,120
The Walt Disney Co.
2.30%	02/12/21	130,000	131,119
3.00%	07/30/46	60,000	52,541
3.15%	09/17/25	165,000	168,697
The Western Union Co.
3.60%	03/15/22	300,000	305,728
The WhiteWave Foods Co.
5.38%	10/01/22	20,000	22,557
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	82,757
4.15%	02/01/24	25,000	26,664
Thomson Reuters Corp.
4.50%	05/23/43	150,000	150,375
Time Warner Cable LLC
4.50%	09/15/42	500,000	476,362
Time Warner Inc.
6.10%	07/15/40	650,000	779,980
Total Capital International S.A.
2.75%	06/19/21	250,000	254,894
Toyota Motor Credit Corp.
1.55%	07/13/18	200,000	200,351
1.70%	01/09/19	200,000	200,105
1.95%	04/17/20	200,000	199,923

2.10%	01/17/19	200,000	201,235
2.60%	01/11/22	100,000	101,044
TransAlta Corp.
4.50%	11/15/22	673,000	678,384
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	511,727
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,509
Tyson Foods Inc.
2.65%	08/15/19	250,000	253,163
4.88%	08/15/34	70,000	76,665
U.S. Bancorp
2.63%	01/24/22	100,000	101,027
Unilever Capital Corp.
2.00%	07/28/26	250,000	230,076
2.20%	03/06/19	400,000	402,748
2.90%	05/05/27	100,000	98,661
Union Electric Co.
2.95%	06/15/27	200,000	197,961
3.65%	04/15/45	135,000	133,278
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	219,310	233,017
United Parcel Service Inc.
2.45%	10/01/22	875,000	883,923
United Technologies Corp.
4.50%	06/01/42	458,000	500,794
UnitedHealth Group Inc.
3.10%	03/15/26	350,000	351,839
3.45%	01/15/27	200,000	205,663
4.63%	07/15/35	45,000	50,633
6.88%	02/15/38	250,000	355,494
US Bank NA
2.80%	01/27/25	350,000	346,684
Vale Overseas Ltd.
6.88%	11/10/39	400,000	429,000
Valero Energy Corp.
6.63%	06/15/37	500,000	615,114
Valero Energy Partners LP
4.38%	12/15/26	200,000	204,458
VEREIT Operating Partnership LP
3.00%	02/06/19	30,000	30,276
4.13%	06/01/21	15,000	15,646
4.60%	02/06/24	20,000	20,889
4.88%	06/01/26	25,000	26,429
Verizon Communications Inc.
3.85%	11/01/42	436,000	380,665
4.40%	11/01/34	250,000	247,801
4.52%	09/15/48	150,000	142,218
4.81%	03/15/39	539,000	545,477	(d)
5.01%	04/15/49	267,000	270,024	(d)
5.05%	03/15/34	250,000	264,930
5.15%	09/15/23	750,000	832,978
Viacom Inc.
3.25%	03/15/23	200,000	198,206
5.85%	09/01/43	100,000	108,121
Virginia Electric & Power Co.
4.65%	08/15/43	500,000	564,683
Visa Inc.
4.30%	12/14/45	350,000	384,436

Vodafone Group PLC
2.50%	09/26/22	376,000	372,986
4.38%	02/19/43	250,000	247,208
Wabtec Corp.
3.45%	11/15/26	200,000	197,218	(d)
Wal-Mart Stores Inc.
6.50%	08/15/37	700,000	987,086
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	54,889
4.50%	11/18/34	155,000	162,824
Waste Management Inc.
2.90%	09/15/22	500,000	511,639
Wells Fargo & Co.
2.15%	01/30/20	920,000	923,351
2.50%	03/04/21	240,000	240,809
4.13%	08/15/23	250,000	264,351
4.40%	06/14/46	250,000	253,466
4.65%	11/04/44	150,000	157,763
4.75%	12/07/46	200,000	213,841
5.61%	01/15/44	569,000	677,527
Wells Fargo Bank NA
2.15%	12/06/19	250,000	251,170
Western Gas Partners LP
5.45%	04/01/44	150,000	152,456
Westpac Banking Corp.
2.00%	08/19/21	500,000	493,102
2.80%	01/11/22	100,000	101,442
3.35%	03/08/27	200,000	201,190
Westpac Banking Corp. 2.24% + 5 Year US ISDA
4.32%	11/23/31	100,000	102,503	(e)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	137,707
Whirlpool Corp.
3.70%	05/01/25	250,000	258,731
Williams Partners LP
5.10%	09/15/45	150,000	155,606
5.80%	11/15/43	250,000	275,533
WPP Finance 2010
5.13%	09/07/42	191,000	203,693
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	263,070
Xcel Energy Inc.
3.30%	06/01/25	250,000	252,239
Zoetis Inc.
4.70%	02/01/43	250,000	271,935

			205,221,709

Non-Agency Collateralized Mortgage Obligations—0.3%
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	836,824
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	473,360	491,446
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	213,354
COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,091,866	(e)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	782,971	(e)

COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	525,459
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	788,108	(e)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	228,523	(e)
WF-RBS Commercial Mortgage Trust 2012-C10
3.24%	12/15/45	1,200,000	1,211,515
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	207,507

			6,377,573

Sovereign Bonds—0.5%
Export Development Canada
1.63%	01/17/20	200,000	199,894
Government of Chile
3.63%	10/30/42	350,000	347,673
Government of Colombia
4.38%	07/12/21	300,000	319,200
5.00%	06/15/45	250,000	251,500
6.13%	01/18/41	250,000	288,250
Government of Hungary
5.38%	03/25/24	300,000	337,715
Government of Italy
5.38%	06/15/33	250,000	283,280
Government of Mexico
3.50%	01/21/21	250,000	260,125
4.35%	01/15/47	200,000	187,840
4.75%	03/08/44	702,000	702,702
5.75%	10/12/10	172,000	178,450
6.05%	01/11/40	130,000	153,244
Government of Panama
6.70%	01/26/36	250,000	321,875
Government of Peru
6.55%	03/14/37	297,000	390,406
7.35%	07/21/25	100,000	130,600
Government of Philippines
3.70%	03/01/41	200,000	202,111
4.00%	01/15/21	500,000	532,926
7.75%	01/14/31	500,000	721,212
Government of Poland
3.00%	03/17/23	147,000	149,573
3.25%	04/06/26	200,000	203,500
5.00%	03/23/22	500,000	555,000
6.38%	07/15/19	74,000	80,424
Government of Uruguay
4.50%	08/14/24	500,000	543,250
Iraq Government AID Bond
2.15%	01/18/22	280,000	279,761
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	386,746
1.75%	07/31/18	500,000	499,910
Province of Manitoba Canada
2.13%	05/04/22	200,000	199,098
Province of Ontario Canada
1.25%	06/17/19	500,000	495,799
1.63%	01/18/19	300,000	300,034
2.25%	05/18/22	200,000	199,865

Province of Quebec Canada
2.50%	04/20/26	500,000	491,740
2.75%	04/12/27	200,000	199,142
			10,392,845

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	248,426
Bay Area Toll Authority
6.26%	04/01/49	100,000	142,331
Chicago Transit Authority
6.90%	12/01/40	75,000	95,402
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	227,276
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	89,004
6.00%	12/01/44	100,000	133,879
East Bay Municipal Utility District
5.87%	06/01/40	100,000	132,247
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	102,084
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	146,331
6.60%	07/01/50	90,000	134,176
Los Angeles Unified School District
5.76%	07/01/29	110,000	135,512
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	349,370
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	153,260
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	270,000	283,754
New York City Water & Sewer System
6.01%	06/15/42	250,000	339,535
North Texas Tollway Authority
6.72%	01/01/49	100,000	145,857
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	109,434
5.31%	08/01/46	200,000	219,646
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	135,861
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	171,903
State of California
5.70%	11/01/21	605,000	689,676
7.55%	04/01/39	200,000	305,344
State of Illinois
5.10%	06/01/33	250,000	234,030
State of Texas
5.52%	04/01/39	200,000	261,910
University of California
4.60%	05/15/31	100,000	110,125

4.77%	05/15/15	100,000	101,246
6.58%	05/15/49	100,000	135,869
University of Texas System
4.79%	08/15/46	100,000	118,036
			5,451,524
FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	378,353	8,172	(h,i)

Total Bonds and Notes
(Cost $673,877,056)			678,314,402
		Number of Shares	Fair Value
Exchange Traded & Mutual Funds—3.3%

Exchange Traded & Mutual Funds—3.3%
SPDR Bloomberg Barclays High Yield Bond ETF
(Cost $72,005,250)		2,022,863	$75,250,504	(j)

Total Investments in Securities
(Cost $1,840,653,195)			2,207,111,760

Short-Term Investments—4.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.92%
(Cost $98,871,767)			98,871,767	(j,k)

Total Investments
(Cost $1,939,524,962)			2,305,983,527

Other Assets and Liabilities, net—0.2%			4,539,681

NET ASSETS—100.0%			$2,310,523,208

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2017	13	$1,228,240	$(5,237)
MSCI Emerging Market Mini Futures	September 2017	187	9,427,605	(4,174)
S&P 500 Emini Index Futures	September 2017	41	4,962,845	(11,449)
S&P Mid 400 Emini Index Futures	September 2017	1	174,610	(1,287)
Russell 2000 Mini Index Futures	September 2017	11	777,865	8,067

				$(14,080)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(c)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to $6,012,787 or 0.26% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).

(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	Step coupon bond.

(h)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board.

(i)	Security is in default.

(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

MBIA	Municipal Bond Investors Assurance Corporation

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

TBA	To Be Announced

The Fund was invested in the following countries/territories at June 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	69.03%
Japan	4.64%
United Kingdom	3.79%
Canada	2.22%
Germany	2.06%
France	2.01%
Switzerland	1.96%
China	1.74%
Australia	1.51%
South Korea	1.00%
Netherlands	0.90%
Taiwan	0.78%
Hong Kong	0.71%
Spain	0.70%
Sweden	0.57%
Supranational	0.54%
India	0.52%

Ireland	0.52%
Brazil	0.44%
Mexico	0.42%
Italy	0.41%
South Africa	0.40%
Singapore	0.40%
Denmark	0.35%
Belgium	0.23%
Finland	0.20%
Russian Federation	0.20%
Indonesia	0.16%
Norway	0.16%
Malaysia	0.15%
Philippines	0.14%
Thailand	0.13%
Poland	0.12%
Israel	0.12%
Colombia	0.09%
Chile	0.09%
Turkey	0.08%
Austria	0.07%
Luxembourg	0.05%
Bermuda	0.05%
United Arab Emirates	0.04%
Qatar	0.04%
New Zealand	0.04%
Peru	0.04%
Hungary	0.03%
Portugal	0.03%
Cayman Islands	0.03%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Iraq	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Jordan	0.00	%***
Malta	0.00	%***
Puerto Rico	0.00	%***
Jersey	0.00	%***
United States Virgin Islands	0.00	%***
Monaco	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.75%	3.87%	5.62%
Pharmaceuticals	1.69%	1.65%	3.34%
Exchange Traded Funds	3.26%	0.00%	3.26%
Internet Software & Services	1.55%	0.74%	2.29%
Integrated Oil & Gas	0.94%	1.05%	1.99%
Technology Hardware, Storage & Peripherals	1.39%	0.54%	1.93%
Semiconductors	0.87%	0.62%	1.49%
Integrated Telecommunication Services	0.70%	0.60%	1.30%
Biotechnology	0.97%	0.29%	1.26%
Industrial Conglomerates	0.78%	0.46%	1.24%

Systems Software	1.18%	0.05%	1.23%
Packaged Foods & Meats	0.42%	0.73%	1.15%
Electric Utilities	0.69%	0.43%	1.12%
Healthcare Equipment	0.70%	0.37%	1.07%
Aerospace & Defense	0.79%	0.27%	1.06%
Internet & Direct Marketing Retail	0.91%	0.10%	1.01%
Life & Health Insurance	0.30%	0.69%	0.99%
Tobacco	0.61%	0.36%	0.97%
Automobile Manufacturers	0.15%	0.80%	0.95%
Data Processing & Outsourced Services	0.82%	0.11%	0.93%
Household Products	0.59%	0.23%	0.82%
Regional Banks	0.43%	0.32%	0.75%
Industrial Machinery	0.26%	0.47%	0.73%
Oil & Gas Exploration & Production	0.49%	0.24%	0.73%
Soft Drinks	0.61%	0.08%	0.69%
IT Consulting & Other Services	0.34%	0.33%	0.67%
Multi-Sector Holdings	0.53%	0.13%	0.66%
Application Software	0.35%	0.29%	0.64%
Cable & Satellite	0.44%	0.20%	0.64%
Managed Healthcare	0.60%	0.02%	0.62%
Railroads	0.30%	0.31%	0.61%
Multi-Line Insurance	0.15%	0.45%	0.60%
Multi-Utilities	0.36%	0.23%	0.59%
Restaurants	0.44%	0.15%	0.59%
Wireless Telecommunication Services	0.00%	0.57%	0.57%
Asset Management & Custody Banks	0.38%	0.16%	0.54%
Property & Casualty Insurance	0.17%	0.37%	0.54%
Movies & Entertainment	0.47%	0.04%	0.51%
Specialty Chemicals	0.20%	0.31%	0.51%
Apparel, Accessories & Luxury Goods	0.11%	0.37%	0.48%
Diversified Chemicals	0.24%	0.24%	0.48%
Personal Products	0.04%	0.44%	0.48%
Investment Banking & Brokerage	0.35%	0.10%	0.45%
Communications Equipment	0.32%	0.13%	0.45%
Hypermarkets & Super Centers	0.29%	0.14%	0.43%
Electrical Components & Equipment	0.18%	0.24%	0.42%
Home Improvement Retail	0.41%	0.01%	0.42%
Financial Exchanges & Data	0.24%	0.18%	0.42%
Diversified Metals & Mining	0.00%	0.41%	0.41%
Food Retail	0.05%	0.33%	0.38%
Specialized REITs	0.38%	0.00%	0.38%
Oil & Gas Storage & Transportation	0.13%	0.25%	0.38%
Retail REITs	0.17%	0.20%	0.37%
Oil & Gas Refining & Marketing	0.17%	0.18%	0.35%
Trading Companies & Distributors	0.06%	0.28%	0.34%
Air Freight & Logistics	0.25%	0.08%	0.33%
Oil & Gas Equipment & Services	0.27%	0.05%	0.32%
Construction Machinery & Heavy Trucks	0.18%	0.14%	0.32%
Electronic Components	0.09%	0.22%	0.31%
Life Sciences Tools & Services	0.24%	0.07%	0.31%
Apparel Retail	0.16%	0.14%	0.30%
Construction & Engineering	0.03%	0.27%	0.30%
Building Products	0.11%	0.19%	0.30%
Brewers	0.03%	0.27%	0.30%
Auto Parts & Equipment	0.01%	0.29%	0.30%
Consumer Finance	0.25%	0.04%	0.29%
Airlines	0.21%	0.08%	0.29%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Steel	0.03%	0.24%	0.27%

Construction Materials	0.05%	0.22%	0.27%
Semiconductor Equipment	0.13%	0.13%	0.26%
Drug Retail	0.24%	0.02%	0.26%
Research & Consulting Services	0.07%	0.18%	0.25%
Healthcare Services	0.14%	0.11%	0.25%
Commodity Chemicals	0.05%	0.20%	0.25%
Industrial Gases	0.11%	0.12%	0.23%
Hotels, Resorts & Cruise Lines	0.16%	0.07%	0.23%
Distillers & Vintners	0.06%	0.17%	0.23%
Diversified Capital Markets	0.00%	0.23%	0.23%
Fertilizers & Agricultural Chemicals	0.12%	0.08%	0.20%
Home Entertainment Software	0.12%	0.07%	0.19%
Healthcare Distributors	0.16%	0.02%	0.18%
Electronic Equipment & Instruments	0.01%	0.17%	0.18%
Residential REITs	0.16%	0.01%	0.17%
Healthcare Supplies	0.06%	0.11%	0.17%
Insurance Brokers	0.09%	0.08%	0.17%
Footwear	0.13%	0.03%	0.16%
Gold	0.03%	0.13%	0.16%
Casinos & Gaming	0.02%	0.14%	0.16%
General Merchandise Stores	0.11%	0.05%	0.16%
Electronic Manufacturing Services	0.00%	0.15%	0.15%
Consumer Electronics	0.00%	0.15%	0.15%
Office REITs	0.10%	0.05%	0.15%
Home Building	0.05%	0.09%	0.14%
Gas Utilities	0.01%	0.13%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Reinsurance	0.00%	0.14%	0.14%
Advertising	0.05%	0.08%	0.13%
Broadcasting	0.07%	0.06%	0.13%
Real Estate Development	0.00%	0.13%	0.13%
Healthcare Facilities	0.07%	0.05%	0.12%
Real Estate Operating Companies	0.00%	0.12%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Paper Packaging	0.08%	0.04%	0.12%
Tires & Rubber	0.01%	0.10%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Department Stores	0.03%	0.08%	0.11%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Thrifts & Mortgage Finance	0.00%	0.10%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Industrial REITs	0.05%	0.05%	0.10%
Specialty Stores	0.08%	0.02%	0.10%
Human Resource & Employment Services	0.01%	0.08%	0.09%
Leisure Products	0.03%	0.06%	0.09%
Other Diversified Financial Services	0.00%	0.09%	0.09%
Highways & Railtracks	0.00%	0.09%	0.09%
Airport Services	0.00%	0.08%	0.08%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Paper Products	0.00%	0.08%	0.08%
Household Appliances	0.02%	0.06%	0.08%
Diversified Support Services	0.02%	0.05%	0.07%
Agricultural Products	0.04%	0.03%	0.07%
Water Utilities	0.02%	0.05%	0.07%
Home Furnishings	0.03%	0.03%	0.06%
Independent Power Producers & Energy Traders	0.02%	0.04%	0.06%
Trucking	0.01%	0.05%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Copper	0.04%	0.02%	0.06%

Marine	0.00%	0.06%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Publishing	0.01%	0.04%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Security & Alarm Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.01%	0.05%
Education Services	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Metal & Glass Containers	0.02%	0.03%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.01%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Home Furnishing Retail	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Aluminum	0.00%	0.03%	0.03%
Commercial Printing	0.00%	0.03%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Silver	0.00%	0.02%	0.02%
Mortgage REITs	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.30%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.24%
Corporate Notes	8.90%
Agency Mortgage Backed	8.84%
Sovereign Bonds	0.45%
Non-Agency Collateralized Mortgage Obligations	0.28%
Agency Collateralized Mortgage Obligations	0.24%
Municipal Bonds and Notes	0.24%
Asset Backed	0.17%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00	%***

	29.41%

Short-Term Investments
Short-Term Investments	4.29%

	4.29%

	100.00%

See Note to Schedules of Investments and Notes to Financial Statements.

(b)    Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable

Item 13.	Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Variable Insurance Series Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Variable Insurance Series Funds, Inc.

Date: August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Variable Insurance Series Funds, Inc.

Date: August 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Variable Insurance Series Funds, Inc.

Date: August 21, 2017